UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (0.7%)
Alabama Public School & College Auth.	5.000%	11/1/11 (4)(Prere.)	10,000	10,593
Alabama Public School & College Auth.	5.000%	12/1/11	7,750	8,218
Alabama Public School & College Auth.	5.000%	12/1/12	20,000	22,013
Alabama Public School & College Auth.	5.000%	12/1/13	35,840	40,573
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/15	1,615	1,746
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/16	3,540	3,798
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/17	2,475	2,630
Montgomery AL Baptist Medical Center (Baptist
Health)	0.000%	11/15/10 (4)(ETM)	2,130	2,160
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,105
				92,836
Arizona (1.6%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,447
Arizona COP	5.000%	9/1/15 (4)	4,000	4,553
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,036
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	2,000	2,100
Arizona Health Fac. Auth. Rev. (Catholic
Healthcare West) PUT	5.000%	7/2/12	10,000	10,514
Arizona School Fac. Board Rev.	5.000%	1/1/14	5,000	5,707
Arizona School Fac. Board Rev. COP	5.250%	9/1/12 (4)	12,350	13,499
Arizona School Fac. Board Rev. COP	5.000%	9/1/14	16,000	18,103
Arizona School Fac. Board Rev. COP	5.000%	9/1/15	9,000	10,215
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	15,000	16,611
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13	2,415	2,712
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14	5,600	6,452
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15	5,025	5,864
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,963
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/14	8,055	9,280
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,835
Arizona Transp. Board Highway Rev.	5.000%	7/1/14	9,075	10,486
Arizona Transp. Board Highway Rev.	5.000%	7/1/16	7,465	8,782
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/14	2,775	3,020
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/15	1,500	1,641
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/16	1,665	1,818
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/17	3,115	3,354
Glendale AZ IDA (Midwestern Univ.) VRDO	0.270%	8/6/10 LOC	5,000	5,000
Maricopa County AZ Regional Public Transp.
Auth. Excise Tax Rev.	5.000%	7/1/16	2,630	3,062
Mesa AZ Util. System Rev.	5.000%	7/1/14 (14)(Prere.)	3,500	4,071

Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/12	5,075	5,475
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/13	3,660	4,068
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/15	6,000	6,846
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/16	3,055	3,487
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11 (14)	5,215	5,417
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/12 (14)	5,000	5,420
Pima County AZ COP	5.000%	6/1/11	5,000	5,170
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/11	12,585	12,836
Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,637
				222,481
Arkansas (0.1%)
Pulaski County AR Health Fac. Board (St.
Vincent Infirmary - Catholic Health Initiatives)
VRDO	0.250%	8/6/10	18,900	18,900

California (9.9%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	16,140	17,086
California GO	5.000%	3/1/12	10,755	11,456
California GO	5.000%	4/1/12	5,000	5,341
California GO	5.000%	5/1/13	23,475	25,850
California GO	5.000%	9/1/13	32,125	35,678
California GO	5.000%	11/1/13	13,695	15,280
California GO	5.000%	8/1/14	1,970	2,230
California GO	5.000%	4/1/15	21,300	24,171
California GO	5.000%	6/1/15	3,250	3,647
California GO	5.000%	6/1/15 (14)	5,100	5,791
California GO	5.000%	3/1/16 (14)	6,510	7,215
California GO	5.000%	5/1/16	2,150	2,393
California GO	5.000%	10/1/16	28,605	32,503
California GO	5.000%	11/1/16 (2)	5,375	6,108
California GO	6.000%	2/1/17 (2)	3,500	4,139
California GO	5.000%	3/1/17 (14)	1,300	1,442
California GO	5.000%	3/1/17	3,755	4,233
California GO	5.000%	10/1/17	20,000	22,666
California GO	5.000%	10/1/17	4,005	4,539
California Health Fac. Finance Auth. Rev.	5.000%	7/1/14	3,000	3,320
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	26,143
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,021
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,225
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System) PUT	5.000%	10/16/14	20,000	22,013
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System) PUT	5.000%	10/18/16	20,000	22,133
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) PUT	3.450%	6/15/11	7,000	7,144
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/12	5,000	5,372

California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/13	2,210	2,428
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/14	5,000	5,576
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	5,000	5,291
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	5.000%	2/1/11	10,000	10,190
California Infrastructure & Econ. Dev. Bank Rev.
PUT	1.650%	4/1/11	6,500	6,549
California Muni. Financing Auth. COP
(Community Hosp. of Central California)	5.000%	2/1/16	2,450	2,543
California Muni. Financing Auth. Rev. (Allied
Waste Inc.) PUT	1.200%	10/1/10	7,500	7,500
California PCR Financing Auth. COP	5.000%	2/1/14	1,230	1,291
California Pollution Control Finance Auth.
Environmental Improvement Rev. (BP West
Coast Products) PUT	2.600%	9/2/14	4,000	3,741
California Public Works Board Lease Rev.	5.000%	11/1/15	5,295	5,815
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/15 (14)	10,000	11,436
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/11	3,770	3,894
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/12	2,500	2,687
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/13	7,500	8,302
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,955	12,047
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	3,000	3,299
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/14	30,000	34,270
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/15	40,000	46,273
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	22,000	25,620
California State Econ. Recovery Bonds	5.250%	1/1/11 (ETM)	11,250	11,488
California State Econ. Recovery Bonds	5.250%	1/1/11	1,390	1,418
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,799
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	2,500	2,860
California State Econ. Recovery Bonds	5.250%	7/1/14 (ETM)	3,390	3,990
California State Econ. Recovery Bonds	5.250%	7/1/14	11,610	13,280
California State Econ. Recovery Bonds	5.000%	7/1/16	1,500	1,727
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	12,000	12,517
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	5,344
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	45,000	49,361
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/14	15,000	16,708
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,688
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,436
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	5.250%	11/15/14	1,270	1,361
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/15	750	844

Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/16	805	908
Desert Sands CA School Dist.	0.000%	6/1/12 (2)	10,000	9,754
1 East Bay CA Muni. Util. Dist. Water System Rev.
TOB VRDO	0.280%	8/6/10 (4)	11,530	11,530
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/15 (ETM)	18,535	17,343
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.000%	1/15/16 (14)	8,400	8,360
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/11	8,000	8,135
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/12	10,000	10,350
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	5,655	5,901
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	37,210	42,152
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	21,410	24,329
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	57,765	64,392
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	30,000	34,961
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/13 (Prere.)	20,000	23,928
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.280%	8/6/10 (4)	4,000	4,000
Los Angeles CA USD GO	5.000%	7/1/14	5,725	6,520
Los Angeles CA USD GO	5.000%	7/1/14	31,995	36,438
Los Angeles CA USD GO	5.000%	7/1/15	10,240	11,781
Los Angeles CA USD GO	5.000%	7/1/15	4,200	4,832
Los Angeles CA USD GO	5.000%	7/1/15	14,510	16,694
Los Angeles CA USD GO	5.000%	7/1/15	20,000	23,010
Los Angeles CA USD GO	5.000%	7/1/16	19,595	22,695
1 Los Angeles CA USD GO TOB VRDO	0.280%	8/6/10 (4)	22,500	22,500
Los Angeles CA Wastewater System Rev.	5.000%	6/1/13	11,205	12,536
Los Angeles County CA Metro. Transp. Auth.
Rev. (Capital Grant Receipts Gold Line
Project)	5.000%	10/1/11 (14)	5,000	5,040
Los Angeles County CA Metro. Transp. Auth.
Rev. (Capital Grant Receipts Gold Line
Project)	5.000%	10/1/12 (14)	8,000	8,052
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/16	22,315	26,143
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/16	5,000	5,891
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/12 (14)	7,710	8,313
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,300
Newport Beach CA Rev. (Hoag Memorial Hosp.)
PUT	5.000%	2/7/13	8,490	9,187
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/14 (12)	2,760	3,135
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/15 (12)	4,000	4,592
Northern California Power Agency Rev.	4.000%	7/1/15	3,000	3,227
Orange County CA Airport Rev.	5.000%	7/1/16	3,435	3,935
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (14)	3,165	3,412

Palomar Pomerado Health System California
COP	4.500%	11/1/15	2,265	2,351
Palomar Pomerado Health System California
COP	5.000%	11/1/16	3,500	3,690
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/13	750	833
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/15	700	795
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/16	1,000	1,138
Sacramento County CA Airport Rev.	5.000%	7/1/13	7,200	7,975
Sacramento County CA Airport Rev.	5.000%	7/1/14	6,615	7,470
Sacramento County CA Airport Rev.	5.000%	7/1/15	8,245	9,341
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/13	3,290	3,580
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/15	3,000	3,285
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/16	5,445	5,925
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/16	11,840	13,665
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/16	14,000	16,158
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.270%	8/6/10 (4)	6,500	6,500
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/15 (4)	5,000	5,704
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/16	9,120	10,405
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/17	16,555	18,901
San Jose CA Financing Auth. Lease Rev. VRDO	0.240%	8/6/10 LOC	20,600	20,600
1 Sonoma County CA (Jr. College Dist.) TOB
VRDO	0.270%	8/6/10 (4)	3,440	3,440
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	0.260%	8/6/10 (2)LOC	10,000	10,000
Univ. of California Rev.	5.000%	5/15/11 (14)	2,500	2,593
Univ. of California Rev.	5.000%	5/15/12 (14)	3,000	3,248
1 Univ. of California Rev. TOB VRDO	0.280%	8/6/10 (4)	4,600	4,600
Ventura County CA COP Public Finance Auth.	5.000%	8/15/16	2,750	3,119
				1,366,304
Colorado (0.9%)
Colorado Health Fac. Auth. Rev.	5.000%	1/1/16	6,415	7,052
Colorado Health Fac. Auth. Rev.	5.000%	1/1/16	3,165	3,479
Colorado Health Fac. Auth. Rev.	5.000%	1/1/17	3,715	4,080
Colorado Health Fac. Auth. Rev.	5.000%	1/1/17	7,920	8,698
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,211
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.000%	7/1/16	5,000	5,570
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) VRDO	0.250%	8/6/10	20,000	20,000
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.250%	8/6/10	20,315	20,315
Denver CO City & County Airport Rev.	5.000%	11/15/14	1,840	2,094
Denver CO City & County Airport Rev.	5.000%	11/15/16	2,500	2,847
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/2/13 (14)	11,485	12,223
Jefferson County CO School Dist. GO	5.000%	12/15/12 (2)	3,500	3,869
Regional Transp. Dist. of Colorado Sales Tax
Rev.	5.000%	11/1/16 (2)(Prere.)	22,500	27,092

Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/13	1,960	2,112
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/14	1,000	1,087
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/16	1,290	1,385
				130,114
Connecticut (1.4%)
Connecticut GO	5.500%	12/15/11	5,435	5,818
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,889
Connecticut GO	5.000%	3/15/13	10,000	11,128
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,477
Connecticut GO	5.000%	1/1/14	18,250	20,764
Connecticut GO	5.000%	1/1/15	14,610	16,931
Connecticut GO	5.250%	11/1/15	1,000	1,189
Connecticut GO	5.000%	1/1/16	30,000	35,105
Connecticut GO	5.000%	3/1/16	4,705	5,520
Connecticut GO	5.000%	5/1/16	10,000	11,761
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	2/1/14	5,270	5,985
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	2/1/16	5,195	6,033
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.250%	7/1/16 (2)	7,645	9,030
Connecticut State Health & Educ. Fac. Auth.
(Stamford Hosp.)	5.000%	7/1/15	1,975	2,178
Connecticut State Health & Educ. Fac. Auth.
(Stamford Hosp.)	5.000%	7/1/16	5,085	5,589
Connecticut State Health & Educ. Fac. Auth.
(Stamford Hosp.)	5.000%	7/1/17	2,365	2,580
1 Connecticut State Health & Educ. Fac. Auth.
(Yale Univ.) TOB VRDO	0.270%	8/2/10	5,980	5,980
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) PUT	4.000%	2/7/13	6,625	7,165
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) PUT	5.000%	2/12/15	20,810	24,130
				191,252
Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	10,471
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,806
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	4,070	4,713
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/16	4,485	5,298
				26,288
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,595
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,701
District of Columbia GO	5.000%	6/1/13 (14)(Prere.)	4,900	5,511
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,461
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,485
1 District of Columbia GO TOB VRDO	0.290%	8/6/10 (13)	10,005	10,005
District of Columbia Income Tax Rev.	5.000%	12/1/18	5,500	6,529
1 District of Columbia Income Tax Rev. TOB
VRDO	0.280%	8/6/10	8,000	8,000
District of Columbia Rev. (American College of
Cardiology) VRDO	0.500%	8/6/10 LOC	39,200	39,200
District of Columbia Rev. (Catholic Univ. of
America)	5.500%	10/1/19 (2)	1,410	1,426
District of Columbia Rev. (George Washington
Univ.) VRDO	0.260%	8/6/10 LOC	14,935	14,935

District of Columbia Rev. (Washington Drama
Society) VRDO	0.260%	8/6/10 LOC	13,900	13,900
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/13	3,000	3,349
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/15	3,375	3,895
				121,992
Florida (6.5%)
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	5.000%	12/1/14	4,390	4,773
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	5.000%	12/1/15	5,000	5,405
Broward County FL Resource Recovery Rev.
(Wheelabrator)	5.375%	12/1/10	4,900	4,918
Broward County FL Resource Recovery Rev.
(Wheelabrator)	4.500%	12/1/11	5,900	5,917
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,619
1 Broward County FL Water & Sewer Util. Rev.
TOB VRDO	0.280%	8/6/10	5,665	5,665
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	3/1/11 (14)	10,000	10,176
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/11	25,000	25,627
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	3/1/12 (14)	15,000	15,656
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	15,000	16,192
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	3/1/15 (14)	11,000	11,628
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	40,000	42,325
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/16	15,000	15,698
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.250%	6/1/17	15,000	15,835
Clay County FL Sales Surtax Rev.	5.000%	10/1/13 (12)	7,025	7,853
1 Duval County FL School Board COP TOB
VRDO	0.290%	8/6/10 (4)	13,695	13,695
Escambia County FL Solid Waste Disposal
System Rev. (Gulf Power Company Project)
PUT	2.000%	4/3/12	5,000	5,031
Escambia County FL Solid Waste Disposal
System Rev. (Gulf Power Company Project)
PUT	1.750%	6/15/12	5,500	5,516
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	25,569
Florida Board of Educ. Public Educ.	5.000%	1/1/11	6,810	6,943
Florida Board of Educ. Public Educ.	5.000%	1/1/12	27,730	29,521
Florida Board of Educ. Public Educ.	5.000%	6/1/16	5,065	5,619
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/14	4,225	4,857
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12	7,630	8,252
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13	8,010	8,938
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	8,410	9,594
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	9,555	10,955
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	8,830	10,124
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	7,500	8,633
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/17	2,500	2,883
1 Florida Board of Educ. TOB VRDO	0.280%	8/6/10	4,000	4,000

Florida Dept. of Environmental Protection &
Preservation Rev.	5.250%	7/1/12	20,000	21,706
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/13	5,820	6,486
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/14	6,110	6,965
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/15	6,415	7,355
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.250%	7/1/12	37,600	40,010
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/14	22,000	23,823
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/15	20,000	21,641
Florida Keys Aqueduct Auth. Rev. VRDO	0.200%	8/6/10 LOC	10,500	10,500
Florida Muni. Power Agency Rev.	5.000%	10/1/15	2,135	2,378
Florida Muni. Power Agency Rev.	5.000%	10/1/16	3,290	3,660
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	5,930	5,949
Florida Turnpike Auth. Rev.	5.000%	7/1/15 (4)	5,000	5,507
Florida Turnpike Auth. Rev.	5.000%	7/1/16	3,480	4,056
2 Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/14	2,000	2,253
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/16	2,000	2,220
Highlands County FL Health Rev. (Adventist
Health System) VRDO	0.260%	8/6/10 LOC	10,675	10,675
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/14	2,000	2,270
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/16	2,505	2,850
Hillsborough County FL IDA PUT	5.150%	9/1/13	8,000	8,670
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.250%	8/2/10 LOC	32,505	32,505
Jacksonville FL Captial Project Rev. VRDO	0.500%	8/6/10 LOC	9,805	9,805
Jacksonville FL Electric Auth. Electric System
Rev.	5.000%	10/1/16	4,675	5,388
Jacksonville FL Electric Auth. Water & Sewer
Rev.	5.000%	10/1/11	7,500	7,528
Jacksonville FL Electric Auth. Water & Sewer
Rev. VRDO	0.250%	8/6/10	7,050	7,050
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/13	1,185	1,327
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/16	1,185	1,353
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center Project) VRDO	0.280%	8/2/10 (4)LOC	2,490	2,490
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/16 (4)	3,750	4,331
Miami-Dade County FL Health Fac. Auth. Hosp.
Rev. PUT	4.550%	8/1/13 (14)	5,000	5,255
Miami-Dade County FL Health Fac. Auth. Rev.
(Miami Childrens Hosp.) VRDO	0.250%	8/6/10 LOC	25,900	25,900
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,534
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (14)	15,000	15,356
1 Miami-Dade County FL Special Obligation TOB
VRDO	0.270%	8/2/10 LOC	10,235	10,235
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project) VRDO	0.280%	8/6/10 LOC	23,000	23,000
Orange County FL Health Fac. Rev. (Orlando
Health Inc.)	5.000%	10/1/16	1,000	1,088
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,715	9,843
Orange County FL Tourist Dev. Rev.	5.000%	10/1/16	16,260	18,280
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/15	3,500	4,073

Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/15	3,365	3,916
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/16	5,250	6,133
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/17	3,000	3,518
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)(ETM)	2,060	2,450
Palm Beach County FL Criminal Justice Fac.
Rev.	7.200%	6/1/14 (14)	16,300	19,849
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,860
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	8,986
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	4,937
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (14)(Prere.)	9,000	9,870
South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,020
South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,424
South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,325
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/11	4,990	5,182
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/12	3,000	3,198
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.250%	2/1/13 (Prere.)	7,755	8,656
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.500%	2/1/13 (Prere.)	10,000	11,224
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/13	2,500	2,727
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/16	3,000	3,316
Univ. Athletic Assn. Inc. Florida Athletic Program
Rev. PUT	3.800%	10/1/11 LOC	4,000	4,059
Univ. Athletic Assn. Inc. Florida Capital
Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	5,024
Univ. of South Florida Financing Corp. VRDO	0.250%	8/6/10 LOC	52,475	52,475
				903,881
Georgia (2.5%)
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/14	5,000	5,624
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/16	9,385	10,476
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,177
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	3.750%	1/12/12	10,000	10,354
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	5.050%	1/12/12	11,000	11,582
Burke County GA Dev. Auth. PCR (Oglethorpe
Power Corp.) PUT	4.750%	4/1/11 (14)	14,500	14,867
Cobb County GA Hosp. Auth. Rev. Antic
Certificates (Equipment Pool Project) VRDO	0.280%	8/6/10 LOC	8,000	8,000
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,000
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (14)	10,000	10,035
Gainesville & Hall County GA Dev. Auth. Rev.
(Hall County Sewage Fac. Project) VRDO	0.270%	8/6/10 LOC	7,000	7,000
Georgia GO	5.250%	12/1/10	6,775	6,889
Georgia GO	5.000%	8/1/11	17,890	18,739
Georgia GO	5.000%	10/1/11	3,810	4,021
Georgia GO	3.500%	1/1/13	8,315	8,914
Georgia GO	5.000%	4/1/13	10,815	12,093

3 Georgia GO	5.500%	7/1/14	4,000	4,720
Georgia GO	4.000%	1/1/15	2,000	2,247
Georgia GO	5.500%	7/1/15	19,095	22,965
Georgia GO	5.000%	7/1/16	5,000	5,944
Georgia GO	5.000%	7/1/16	9,500	11,293
Georgia GO	5.000%	7/1/16	20,000	23,776
Georgia GO	5.500%	7/1/16	5,000	5,824
Georgia GO	5.000%	10/1/16	1,910	2,279
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,000	18,394
Georgia Road & Tollway Auth. Rev. (Governor's
Transp. Choices)	5.375%	3/1/13	5,260	5,663
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13 (4)	4,885	5,469
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett
Hosp. System Inc.) VRDO	0.250%	8/6/10 LOC	3,995	3,995
Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	10,707
Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	11,115
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/12	12,000	12,549
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/12	15,000	15,802
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/16	10,310	10,888
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/17	6,910	7,495
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/16	5,285	6,049
Muni. Electric Auth. Georgia Rev. (General
Resolution Projects)	5.000%	1/1/15	2,060	2,333
Muni. Electric Auth. Georgia Rev. (Project One
Sub)	5.000%	1/1/14	4,995	5,591
Muni. Electric Auth. Georgia Rev. (Project One
Sub)	5.000%	1/1/15	3,685	4,174
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,046
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.000%	9/1/11	10,000	10,511
				345,600
Hawaii (0.7%)
Hawaii GO	5.000%	10/1/10 (14)(ETM)	5,090	5,131
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,363
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,840
Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,367
Honolulu HI City & County GO	5.000%	7/1/11 (14)	4,750	4,956
Honolulu HI City & County GO	5.250%	7/1/11 (14)	3,900	4,078
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,704
State of Hawaii	5.000%	6/1/16 (ETM)	3,115	3,709
State of Hawaii	5.000%	6/1/16	13,920	16,468
				95,616
Idaho (0.0%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/13	4,070	4,549

Illinois (3.2%)
Chicago IL Board of Educ. Capital Appreciation
(School Reform)	0.000%	12/1/11 (14)	5,185	5,087
Chicago IL Board of Educ. Capital Appreciation
(School Reform)	0.000%	12/1/13 (14)	13,400	12,537
Chicago IL Board of Educ. GO	0.000%	12/1/10 (14)	4,000	3,984
Chicago IL Board of Educ. VRDO	0.260%	8/2/10 LOC	18,100	18,100
Chicago IL GO	5.000%	1/1/14 (4)	37,590	42,294

Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,718
Chicago IL GO	5.500%	1/1/16 (4)	6,070	7,058
Chicago IL GO VRDO	0.260%	8/2/10	5,600	5,600
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12 (4)	2,500	2,625
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/13 (4)	4,200	4,528
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/14 (4)	4,035	4,439
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.300%	8/6/10 LOC	24,225	24,225
Chicago IL Sales Tax Rev. VRDO	0.260%	8/2/10	7,000	7,000
Du Page & Will Counties IL Community School
Dist. GO	5.500%	12/30/11 (Prere.)	4,725	5,071
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston
Northwestern Healthcare Corp.) VRDO	0.200%	8/2/10	15,000	15,000
1 Illinois Educ. Fac. Auth. Rev. (Northwestern
Univ.) TOB VRDO	0.280%	8/6/10	6,935	6,935
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
PUT	3.375%	2/3/14	5,000	5,306
Illinois Finance Auth. Rev. (Advocate Health
Care) PUT	3.875%	5/1/12	5,000	5,122
Illinois Finance Auth. Rev. (Advocate Health)
VRDO	0.250%	8/6/10	23,625	23,625
Illinois Finance Auth. Rev. (Art Institute of
Chicago)	5.000%	3/1/15	10,000	11,281
Illinois Finance Auth. Rev. (Central Dupage
Health) VRDO	0.250%	8/2/10	24,600	24,600
Illinois Finance Auth. Rev. (Childrens Memorial
Hosp.)	5.250%	8/15/16	4,270	4,613
Illinois Finance Auth. Rev. (Loyola Univ. Health)
VRDO	0.260%	8/6/10 LOC	8,000	8,000
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.000%	8/15/14	5,500	6,104
Illinois Finance Auth. Rev. (Palos Community
Hosp.)	5.000%	5/15/16	1,500	1,622
Illinois Finance Auth. Rev. (Palos Community
Hosp.)	5.000%	5/15/17	2,500	2,681
Illinois Finance Auth. Rev. (Resurrection Health
Care)	5.000%	5/15/12 (4)	4,200	4,425
Illinois Finance Auth. Rev. (Resurrection Health
Care)	5.000%	5/15/13 (4)	4,275	4,579
Illinois Finance Auth. Rev. (Resurrection Health
Care)	5.000%	5/15/13 (4)	4,300	4,606
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/15	1,500	1,706
Illinois GO	5.500%	8/1/10 (Prere.)	7,275	7,276
Illinois GO	5.500%	8/1/10 (4)(Prere.)	5,000	5,001
Illinois GO	5.000%	1/1/11	7,000	7,110
Illinois GO	3.000%	5/20/11	35,000	35,269
Illinois Health Fac. Auth. Rev. (Advocate Health
Care Network) PUT	4.375%	7/1/14	5,160	5,430
Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,161
Illinois State Build Rev.	5.000%	6/15/15	10,000	11,298
Illinois State Build Rev.	5.000%	6/15/16	10,000	11,322
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/15 (4)	17,970	20,625
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/11 (14)	20,000	19,513
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	0.300%	8/6/10	19,050	19,050

1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB
VRDO	0.330%	8/6/10 (14)	9,455	9,455
Winnebago & Bonne Counties IL School Dist.
GO	5.000%	2/1/12 (2)	4,000	4,218
Winnebago & Boone Counties IL School Dist.
GO	5.000%	2/1/13 (2)	5,000	5,388
				440,587
Indiana (1.6%)
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/13	3,000	3,283
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/14	3,485	3,856
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/15	3,570	3,933
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/15	2,515	2,771
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/16	3,000	3,302
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis) VRDO	0.280%	8/6/10 LOC	9,500	9,500
Indiana Finance Auth. Hosp. Rev. (Clarian
Health Partners, Inc. Obligated Group) VRDO	0.240%	8/6/10 LOC	1,735	1,735
Indiana Finance Auth. Hosp. Rev. (Community
Health Network Project) VRDO	0.240%	8/6/10 LOC	21,000	21,000
Indiana Finance Auth. Rev.	5.000%	7/1/12	13,725	14,814
Indiana Finance Auth. Rev. (Ascension Health)
PUT	1.250%	5/16/12	10,000	10,030
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.210%	8/2/10	3,300	3,300
Indiana Finance Auth. Rev. (Miami Correctional
Fac.)	5.000%	7/1/13	6,620	7,349
Indiana Finance Auth. Rev. (State Revolving
Fund)	5.000%	2/1/17	7,625	8,982
Indiana Health & Educ. Fac. Financing Auth.
Rev. (Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,516
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	5/1/13	3,750	4,093
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	5.000%	11/1/10	7,930	8,020
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,798
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,570
Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13	10,585	11,860
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	3,190	3,441
Purdue Univ. Indiana Univ. Rev.	4.500%	7/1/16	1,500	1,725
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,189
Rockport IN PCR (Michigan Power Company)
PUT	6.250%	6/2/14	11,000	12,249
St. Joseph County IN Educ. Fac. Rev. (Univ. of
Notre Dame) PUT	3.875%	3/1/12	7,500	7,777
1 Tri-Creek Middle School Building Corp. Indiana
TOB VRDO	0.290%	8/6/10 (4)	14,210	14,210
Whiting IN Environmental Fac. Rev. (BP
Products) PUT	2.800%	6/2/14	28,000	26,181
				226,484

Iowa (0.1%)
Iowa Finance Auth. Health Care Fac. Rev.
(Genesis Health System)	5.000%	7/1/14	1,065	1,168
Iowa Finance Auth. Health Care Fac. Rev.
(Genesis Health System)	5.000%	7/1/16	2,320	2,543
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System)	5.000%	2/15/14 (12)	2,800	3,096
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System)	5.000%	2/15/15 (12)	2,395	2,674
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System)	5.000%	2/15/16 (12)	1,655	1,850
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	4.000%	12/1/17	1,300	1,459
Iowa Student Loan Liquidity Corp. Rev.	5.000%	12/1/15	5,620	6,160
				18,950
Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	36,918
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/16	10,000	11,872
Kansas Dept. of Transp. Highway Rev. VRDO	0.230%	8/6/10	2,800	2,800
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/15	2,895	3,186
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/16	5,615	6,173
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/17	5,670	6,216
Newton KS Hosp. Rev. (Newton Healthcare
Corp.) VRDO	0.270%	8/6/10 LOC	4,754	4,754
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,631
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,111
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,225
Wichita KS Hosp. Fac. Rev. (Via Christi Health
System, Inc.)	5.000%	11/15/15	4,000	4,486
				81,372
Kentucky (0.8%)
Christian County KY Association County
Leasing Program Rev. VRDO	0.250%	8/2/10 LOC	3,750	3,750
Kentucky Asset/Liability Comm. General Fund
Rev.	5.000%	9/1/12 (14)	13,065	14,279
Kentucky Econ. Dev. Finance Auth. Rev.
(Catholic Health) PUT	5.000%	11/11/14	17,000	18,873
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	40,000	46,782
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	6,000	7,046
Louisville & Jefferson County KY Metro.
Environmental Fac. (Louisville Gas & Electric
Co.) PUT	5.625%	12/3/12	10,000	10,670
Warren County KY Hosp. Fac. Rev. (Community
Hosp. Corp. Project)	5.000%	8/1/11	770	793
Warren County KY Hosp. Fac. Rev. (Community
Hosp. Corp. Project)	5.000%	8/1/12	810	853
Warren County KY Hosp. Fac. Rev. (Community
Hosp. Corp. Project)	5.000%	8/1/13	855	912
Warren County KY Hosp. Fac. Rev. (Community
Hosp. Corp. Project)	5.000%	8/1/16	990	1,055
				105,013
Louisiana (0.6%)
Lafayette LA Public Improvement Sales Tax
Rev.	5.000%	3/1/11 (14)	2,085	2,141
Louisiana Gasoline and Fuel Tax Rev. PUT	1.030%	8/6/10	25,000	25,047
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,810

Louisiana Housing Finance Agency Single
Family Mortgage Rev. Home Ownership	5.850%	6/1/38	5,510	5,861
Louisiana Offshore Terminal Auth. Deep Water
Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10	17,250	17,271
Louisiana Public Fac. Auth. Rev. (Christus
Health)	5.000%	7/1/15 (4)	1,320	1,442
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/13	2,675	2,826
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/14	3,950	4,216
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,428
1 Louisiana State Gas & Fuels Tax Rev TOB
VRDO	0.290%	8/6/10 (4)	15,000	15,000
				85,042
Maine (0.1%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,787
Maine Muni. Bond Bank Infrastructure Rev.
(Transcap Project)	5.000%	9/1/13	2,090	2,359
Maine Muni. Bond Bank Infrastructure Rev.
(Transcap Project)	5.000%	9/1/16	4,225	4,958
				16,104
Maryland (2.0%)
Maryland Dept. of Transp.	4.000%	5/15/15	6,250	7,042
Maryland Dept. of Transp.	4.000%	5/15/16	6,305	7,104
Maryland Econ. Dev. Corp. Rev. (Chesapeake
Bay Conference Center)	4.750%	12/1/11	540	534
Maryland GO	5.000%	2/1/11	15,000	15,360
Maryland GO	5.000%	3/1/11	10,000	10,279
Maryland GO	5.000%	3/15/11	19,445	20,024
Maryland GO	5.000%	8/1/11	18,200	19,069
Maryland GO	5.000%	3/15/12	20,415	21,980
Maryland GO	5.000%	8/1/14	10,000	11,643
Maryland GO	5.000%	3/1/16	13,720	16,233
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Health System) PUT	5.000%	5/15/13	3,000	3,272
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) VRDO	0.200%	8/6/10	17,130	17,130
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/13	2,395	2,621
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/14	3,150	3,503
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/15	5,900	6,584
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	0.280%	8/6/10 LOC	4,200	4,200
Maryland State & Local Fac. Rev.	5.000%	11/1/16	25,000	29,879
Maryland Transp. Auth. Rev.	5.000%	3/1/12	5,000	5,374
Maryland Transp. Auth. Rev.	5.000%	7/1/13	9,085	10,234
Maryland Transp. Auth. Rev.	5.000%	3/1/14	8,000	9,191
Maryland Transp. Auth. Rev.	5.000%	7/1/14	9,615	11,122
Maryland Transp. Auth. Rev.	5.000%	7/1/15	9,995	11,720
Montgomery County MD GO	5.000%	5/1/14	12,310	14,226
Washington Suburban Sanitation Dist. Maryland
GO	4.000%	6/1/13	4,200	4,607
Washington Suburban Sanitation Dist. Maryland
GO	4.000%	6/1/14	8,500	9,527

Washington Suburban Sanitation Dist. Maryland
GO	4.000%	6/1/16	2,630	2,978
Washington Suburban Sanitation Dist. Maryland
GO	5.000%	6/1/17	4,000	4,782
				280,218
Massachusetts (3.7%)
Massachusetts Bay Transp. Auth. Rev. Sales
Tax	5.000%	7/1/12 (Prere.)	3,395	3,695
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	33,285	33,285
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	9,970	9,970
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	21,665	21,665
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.530%	8/6/10	21,305	21,305
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	2.875%	10/1/14	5,000	5,276
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	2.875%	10/1/14	2,500	2,638
Massachusetts Dev. Finance Agency Rev.
Higher Educ. (Smith College) VRDO	0.220%	8/6/10	920	920
Massachusetts GAN	5.750%	12/15/10	3,000	3,061
Massachusetts GO	5.000%	8/1/10	38,955	38,960
Massachusetts GO	6.000%	11/1/10	10,015	10,160
Massachusetts GO	0.520%	8/1/11	15,000	15,000
Massachusetts GO	5.500%	11/1/11 (4)	34,300	36,515
Massachusetts GO	0.660%	8/1/12	35,000	35,057
Massachusetts GO	5.000%	9/1/12	8,000	8,756
Massachusetts GO	5.500%	11/1/12 (4)	9,000	10,010
Massachusetts GO	5.000%	8/1/14	11,965	13,837
Massachusetts GO	5.000%	11/1/14	2,350	2,737
Massachusetts GO	5.000%	3/1/15 (4)(Prere.)	3,840	4,492
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,699
Massachusetts GO	5.500%	10/1/15	15,710	18,811
1 Massachusetts GO TOB VRDO	0.430%	8/6/10 (4)LOC	18,375	18,375
1 Massachusetts GO TOB VRDO	0.430%	8/6/10 (4)LOC	12,920	12,920
Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	7/1/16	2,000	2,249
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	0.280%	8/6/10	7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/16	4,090	4,920
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/13	2,000	2,217
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/14	2,945	3,318
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/17	5,000	5,661
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,348
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.240%	8/6/10	10,270	10,270
Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	6,000	7,075
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,580
Massachusetts Special Obligation Dedicated
Tax Rev.	5.250%	1/1/14 (3)(Prere.)	10,000	11,443

Massachusetts Special Obligation Dedicated
Tax Rev.	5.750%	1/1/14 (3)(Prere.)	4,550	5,283
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,160
Massachusetts Special Obligation Rev.	5.500%	6/1/12	10,000	10,931
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/15 (14)	3,000	3,554
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.380%	8/6/10 (4)LOC	27,795	27,795
Massachusetts Water Resources Auth. Rev.
VRDO	0.260%	8/6/10	10,555	10,555
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,661
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,257
Univ. of Massachusetts Building Auth. Rev.
VRDO	0.230%	8/6/10 LOC	14,800	14,800
				508,721
Michigan (2.6%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,822
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,602
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,706
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,852
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (14)	20,000	20,658
Eastern Michigan Univ. Rev. VRDO	0.290%	8/2/10 LOC	11,000	11,000
Kent Hosp. MI Finance Auth. Rev. (Spectrum
Health)	5.000%	7/15/11	23,000	23,819
Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12	25,000	26,132
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	33,000	33,368
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	6,060
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,828
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,538
Michigan GO	5.000%	9/15/11 (4)	4,755	4,970
Michigan GO	5.000%	5/1/14	12,000	13,593
Michigan Hosp. Finance Auth. Rev. (Ascension
Health)	5.000%	11/15/17	5,000	5,612
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	5/1/12	17,000	18,097
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	2.625%	6/30/14	20,000	20,250
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.500%	11/15/15	2,000	2,179
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.000%	11/15/16	6,140	6,451
Michigan Hosp. Finance Auth. Rev. (Trinity
Health) VRDO	0.200%	8/6/10	8,400	8,400
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,706
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/10	3,000	3,024
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	3.550%	10/1/11	6,700	6,953
Michigan State Univ. Rev.	5.000%	8/15/13	6,620	7,428
Michigan State Univ. Rev.	5.000%	2/15/14	5,385	6,113
Michigan State Univ. Rev.	5.000%	8/15/14	7,005	8,058
Michigan State Univ. Rev.	5.000%	2/15/15	3,910	4,502
Michigan State Univ. Rev.	5.000%	8/15/15	1,000	1,160
Michigan State Univ. Rev.	5.000%	2/15/17	6,135	7,149
Michigan Strategic Fund (Detroit Edison) PUT	5.500%	8/1/16	7,425	8,309
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	14,130
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	5.250%	8/1/16	5,000	5,393

Univ. of Michigan Hosp. Rev. VRDO	0.210%	8/2/10	6,600	6,600
Univ. of Michigan Univ. Rev.	5.250%	12/1/11	5,000	5,286
Univ. of Michigan Univ. Rev.	5.250%	12/1/12	8,500	9,257
Univ. of Michigan Univ. Rev.	4.000%	4/1/16	10,650	11,987
Univ. of Michigan Univ. Rev.	4.000%	4/1/17	11,385	12,798
				363,790
Minnesota (1.0%)
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.000%	5/1/14	1,000	1,092
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.000%	5/1/15	1,245	1,365
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/15	1,700	1,901
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/16	1,900	2,116
Minneapolis MN Health Care System (Allina
Health System)	5.750%	11/15/12 (Prere.)	39,000	43,702
Minneapolis MN Health Care System (Allina
Health System)	6.000%	11/15/12 (Prere.)	4,000	4,505
Minnesota GO	5.000%	11/1/10	8,845	8,951
Minnesota GO	5.250%	11/1/10 (Prere.)	6,375	6,455
Minnesota GO	4.000%	12/1/13	3,900	4,332
Minnesota GO	5.000%	12/1/13	10,615	12,141
Minnesota GO	5.000%	8/1/14	6,970	8,112
Minnesota GO	5.000%	12/1/14	8,145	9,573
Minnesota GO	5.000%	12/1/15	8,145	9,671
Minnesota GO	5.000%	12/1/16	8,150	9,746
St. Cloud MN Health Care Rev. (Centracare
Health System)	5.000%	5/1/15	1,170	1,298
St. Cloud MN Health Care Rev. (Centracare
Health System)	5.000%	5/1/16	1,250	1,385
St. Cloud MN Health Care Rev. (Centracare
Health System)	5.000%	5/1/17	1,000	1,112
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/13	7,825	8,512
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/14	5,250	5,802
				141,771
Mississippi (0.3%)
Madison County MS School Dist.	5.000%	9/1/10 (14)	4,370	4,387
Mississippi Business Finance Corp. Rev.
(Promenade D'Iberville Project) VRDO	0.250%	8/6/10 LOC	1,625	1,625
Mississippi GO	5.250%	12/1/10	8,800	8,948
Mississippi GO	5.250%	11/1/14	8,970	10,534
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,770
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/10	500	501
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/11	1,000	1,034
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/12	1,000	1,060
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Health System)	5.000%	8/15/15	1,500	1,637
				38,496
Missouri (1.1%)
Curators of the Univ. of Missouri System Fac.
Rev.	5.000%	11/1/13 (Prere.)	15,320	17,458

Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.250%	8/2/10	6,000	6,000
Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.250%	8/2/10	26,200	26,200
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.220%	8/6/10 LOC	72,500	72,500
Missouri Health & Educ. Fac. Auth. Rev.
(Ascension Health) PUT	1.250%	5/16/12	10,000	10,058
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	10,701
Missouri Joint. Muni. Electric Util. Comm. Power
Project Rev. (Plum Point Project)	5.000%	1/1/12 (14)	2,000	2,081
				144,998
Montana (0.1%)
Montana Fac. Finance Auth. Rev.	5.000%	1/1/16	5,870	6,462
Montana Fac. Finance Auth. Rev.	5.000%	1/1/17	5,305	5,826
				12,288
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project No. 1	0.671%	12/1/10	12,140	12,062
Central Plains Energy Project Nebraska Gas
Project No. 1	5.000%	12/1/15	5,000	5,248
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (14)	3,560	3,628
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14	4,430	4,984
				25,922
Nevada (1.6%)
Clark County NV Airport Rev.	5.000%	7/1/12	20,000	21,276
1 Clark County NV GO TOB VRDO	0.280%	8/6/10 LOC	16,960	16,960
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,951
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,798
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	5,000	5,354
Clark County NV School Dist. GO	5.000%	6/15/12 (14)	5,380	5,807
Clark County NV School Dist. GO	5.000%	6/15/12	10,115	10,918
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	16,050	17,876
Clark County NV School Dist. GO	5.000%	6/15/14	4,000	4,559
Clark County NV School Dist. GO	5.000%	6/15/14 (14)	9,680	11,034
Clark County NV School Dist. GO	5.000%	6/15/15 (4)	17,760	20,411
Clark County NV School Dist. GO	5.000%	6/15/15 (2)	5,020	5,769
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (14)	6,735	7,017
1 Clark County NV Water Reclamation Dist. GO
TOB VRDO	0.280%	8/6/10	9,800	9,800
Henderson NV Health Care Fac. Rev. (Catholic
Healthcare West)	5.000%	7/1/14	8,000	8,720
Nevada GO	5.000%	12/1/12 (4)	11,165	12,314
Nevada Highway Improvement Rev. (Motor
Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,902
Nevada Highway Improvement Rev. (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,923
Reno NV Sales Tax Rev. VRDO	0.250%	8/2/10 LOC	23,510	23,510
				217,899
New Hampshire (0.2%)
Manchester NH General Airport Rev.	5.000%	1/1/15	2,475	2,674
Manchester NH General Airport Rev.	5.000%	1/1/15	1,470	1,588
New Hampshire GO	5.000%	8/15/16	4,280	5,070
New Hampshire GO	5.000%	8/15/17	3,200	3,812

New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	7/1/14	8,430	9,575
				22,719
New Jersey (5.0%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	6,260	6,930
Gloucester County NJ Improvement Auth. Solid
Waste Resource Rev. PUT	2.625%	12/3/12	4,625	4,656
New Jersey Building Auth. Rev.	5.000%	6/15/11	15,090	15,669
New Jersey Building Auth. Rev.	5.000%	6/15/12	11,465	12,378
New Jersey Building Auth. Rev.	5.000%	6/15/14	6,790	7,720
New Jersey Building Auth. Rev.	5.000%	6/15/15	7,650	8,734
New Jersey COP	5.000%	6/15/16	6,695	7,557
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/11	4,000	4,144
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/14	7,000	7,860
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/15	5,420	6,105
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.625%	6/15/17	1,350	1,351
New Jersey Econ. Dev. Auth. Rev. (Kapkowski
Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	36,546
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.000%	6/1/15	2,525	2,702
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.000%	6/1/16	2,905	3,080
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.000%	6/1/17	3,525	3,704
New Jersey Econ. Dev. Auth. Rev. (Museum
Project) VRDO	0.280%	8/6/10 LOC	5,260	5,260
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/16	37,500	42,871
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13 (ETM)	14,670	16,343
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	25,000	28,322
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14	14,565	16,287
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	10,000	11,161
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/14	11,165	12,534
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/15	11,255	12,708
New Jersey Econ. Dev. Auth. Rev. VRDO	0.220%	8/6/10 LOC	18,900	18,900
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	6.000%	12/1/14	5,015	5,644
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/12	6,955	7,389
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian-III) VRDO	0.300%	8/6/10 (12)	13,155	13,155
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/13	2,500	2,717
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/14	12,655	13,969
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.500%	12/1/15	15,860	17,048
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/15	2,500	2,748
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/16	3,810	4,158

New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/16	9,990	10,903
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14	6,540	7,397
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (14)	30,000	31,985
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (14)	4,200	4,522
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12 (4)	8,000	8,937
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/13 (14)	22,680	25,836
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	22,660
New Jersey Turnpike Auth. Rev. VRDO	0.290%	8/6/10 LOC	27,000	27,000
New Jersey Turnpike Auth. Rev. VRDO	0.300%	8/6/10 (4)	20,530	20,530
Newark NJ GO	5.000%	10/1/11 (4)(ETM)	2,000	2,110
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.250%	6/1/11	4,905	4,958
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.250%	6/1/12	5,000	5,109
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/12 (Prere.)	10,200	11,058
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12 (Prere.)	59,165	63,379
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.125%	6/1/12 (Prere.)	14,495	16,012
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.125%	6/1/12 (Prere.)	7,705	8,034
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.250%	6/1/13 (Prere.)	18,515	21,451
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.375%	6/1/13 (Prere.)	10,000	11,339
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.750%	6/1/13 (Prere.)	7,815	9,164
Tobacco Settlement Financing Corp. New
Jersey Rev.	7.000%	6/1/13 (Prere.)	17,705	20,879
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/15	2,000	2,072
				695,685
New Mexico (1.1%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,359
Farmington NM PCR (El Paso Electric Co.
Project) PUT	4.000%	8/1/12 (3)	8,000	8,038
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/16	10,000	10,999
New Mexico Finance Auth. Transp. Rev. VRDO	0.220%	8/6/10 LOC	41,300	41,300
New Mexico GO	5.000%	3/1/13	10,000	11,155
New Mexico GO	5.000%	3/1/13	8,000	8,924
New Mexico GO	5.000%	3/1/14	9,410	10,814
New Mexico GO	5.000%	3/1/16	19,290	22,752
1 New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) TOB VRDO	0.280%	8/6/10	6,660	6,660
New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,043
New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,087
New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,688
New Mexico Severance Tax Rev.	5.000%	7/1/17	6,015	7,103
				144,922
New York (10.0%)
Albany NY IDA Fac. Rev. (Albany Medical
Center) VRDO	0.300%	8/6/10 LOC	4,865	4,865
Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	16,125

Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	5.750%	7/15/16	1,195	1,295
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/14	2,000	2,273
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/15	3,635	4,172
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/11 (4)	16,690	16,591
Long Island NY Power Auth. Electric System
Rev.	5.000%	5/1/12 (14)	48,900	52,574
Long Island NY Power Auth. Electric System
Rev.	5.250%	6/1/13	15,690	17,559
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	10/1/10 (14)(Prere.)	7,900	7,968
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.290%	8/6/10 (13)	10,980	10,980
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.290%	8/6/10 (13)	42,605	42,605
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) VRDO	0.380%	8/6/10 (4)	30,000	30,000
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.500%	7/1/14	15,460	17,853
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.250%	11/15/11	22,080	23,274
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.000%	11/15/12	3,500	3,800
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.250%	11/15/12	14,110	15,401
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.000%	11/15/13	3,325	3,697
Metro. New York Transp. Auth. Rev. (Transit
Rev.) PUT	5.000%	11/15/14	50,000	55,778
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	11,033
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	8/6/10 (4)	11,510	11,510
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.430%	8/6/10 (4)	10,595	10,595
Nassau County NY Interim Finance Auth. VRDO	0.280%	8/6/10	25,000	25,000
New York City NY Cultural Resources Rev.
(Trust for Cultural Resources) PUT	2.750%	7/1/12	8,000	8,239
New York City NY GO	5.000%	8/1/10	13,965	13,967
New York City NY GO	5.750%	8/1/10 (14)(Prere.)	13,635	13,773
New York City NY GO	5.000%	3/1/11	6,000	6,164
New York City NY GO	5.000%	8/1/11	5,000	5,234
New York City NY GO	5.750%	8/1/11 (14)	2,115	2,146
New York City NY GO	5.000%	8/1/12	8,000	8,695
New York City NY GO	5.000%	8/1/12	8,450	9,184
New York City NY GO	5.250%	8/1/12	4,230	4,368
New York City NY GO	5.000%	8/15/13	1,690	1,893
New York City NY GO	5.000%	8/1/14	25,000	28,618
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,503
New York City NY GO	5.000%	8/15/14	12,890	14,769
New York City NY GO	5.000%	9/1/14	16,860	19,337
New York City NY GO	5.000%	8/1/15	26,260	30,291
New York City NY GO	5.000%	8/1/15	10,815	12,475
New York City NY GO	5.000%	8/1/15	7,885	8,953
New York City NY GO	5.000%	8/15/15	17,910	20,672
New York City NY GO	5.000%	9/1/15	21,325	24,631
New York City NY GO	5.000%	3/1/16	2,500	2,875
New York City NY GO	5.000%	3/1/16	10,795	12,415

New York City NY GO	5.000%	4/1/16	3,500	4,029
2 New York City NY GO	5.000%	8/1/16	20,000	23,105
New York City NY GO	5.000%	8/1/16	1,000	1,155
New York City NY GO	5.000%	8/1/16	1,000	1,155
New York City NY GO VRDO	0.200%	8/6/10 LOC	10,115	10,115
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,044
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.000%	5/1/12	5,000	5,304
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (14)	5,000	5,408
New York City NY IDA (USTA National Tennis
Center)	5.000%	11/15/13 (4)	4,435	5,004
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.270%	8/6/10	20,855	20,855
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.270%	8/6/10	8,400	8,400
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.280%	8/6/10	8,000	8,000
New York City NY Transitional Finance Auth.
Rev.	5.250%	2/1/11	37,600	38,407
New York City NY Transitional Finance Auth.
Rev.	5.500%	11/1/11	24,375	25,681
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/13	12,320	13,978
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/14	5,610	6,513
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/11	14,370	15,194
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/16	10,000	11,745
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/16	43,485	51,074
1 New York City NY Transitional Finance Auth.
Rev. TOB VRDO	0.290%	8/6/10 (4)	14,000	14,000
New York City NY Transitional Finance Auth.
Rev. VRDO	0.250%	8/6/10	17,600	17,600
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.240%	8/6/10	27,000	27,000
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/17	6,240	7,101
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/12	5,250	5,797
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/13	3,450	3,839
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/14	3,760	4,298
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/15	3,935	4,571
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	2/15/17	6,000	7,031
New York State Dormitory Auth. Rev. (State
Univ.)	5.500%	5/15/13 (14)	20,350	21,675
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	1,030
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	1,057
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,501
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/16	8,500	9,733

New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/17	10,510	12,055
1 New York State Dormitory Auth. State Personal
Income Tax Rev. TOB VRDO	0.280%	8/6/10	6,800	6,800
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	0.899%	8/6/10 (14)	14,650	14,212
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	7,500	7,547
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	8,500	8,553
New York State Energy Research & Dev. Auth.
PCR (Rochester Gas & Electric Corp.) PUT	4.750%	7/1/16 (14)	2,250	2,366
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	7/15/14	2,160	2,526
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/15	5,410	5,964
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	6/1/18	7,000	7,610
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	12/1/18	8,415	9,100
New York State Thruway Auth. Rev.	4.000%	7/15/11	35,000	36,188
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	10/1/11 (14)(Prere.)	7,500	7,945
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,688
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.000%	3/15/16	6,620	7,732
New York State Thruway Auth. Rev. (Service
Contract)	5.500%	4/1/13	5,500	5,937
New York State Thruway Auth. Rev. (Service
Contract)	5.000%	4/1/16	40,000	45,979
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	8,000	9,292
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/15	6,685	7,870
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/16	17,000	20,037
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/12	6,500	6,894
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/16	3,340	3,823
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/16	19,295	22,083
Tobacco Settlement Financing Corp. New York
Rev.	4.000%	6/1/12	10,000	10,593
Tobacco Settlement Financing Corp. New York
Rev.	5.000%	6/1/12	7,000	7,543
Tobacco Settlement Financing Corp. New York
Rev.	5.500%	6/1/17	14,950	15,449
Tobacco Settlement Financing Corp. New York
Rev.	5.500%	6/1/18	20,000	21,345
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	1/1/14 (ETM)	2,045	2,338
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/14	11,690	13,585
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project) PUT	5.000%	9/1/10	9,000	9,036
				1,389,639

North Carolina (2.9%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,830
Cabarrus NC COP	5.000%	1/1/16	4,555	5,218
Charlotte NC Airport Rev.	5.000%	7/1/14	4,000	4,545
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/13	1,420	1,600
Charlotte NC Water & Sewer System Rev.	4.000%	7/1/16	1,280	1,444
Durham NC COP	5.000%	6/1/11	1,080	1,119
Durham NC COP	5.000%	6/1/13	1,000	1,109
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/17	5,000	5,853
Guilford County NC GO	5.000%	8/1/15	8,250	9,723
Guilford County NC GO	5.000%	8/1/16	5,000	5,939
Guilford County NC GO	5.000%	8/1/17	5,000	5,973
New Hanover County NC Hosp. Rev. (New
Hanover Regional Medical Center) VRDO	0.270%	8/6/10 (4)	17,830	17,830
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/11	15,500	15,803
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/12	9,000	9,549
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/13	5,000	5,469
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/14	5,000	5,551
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/14	6,000	6,748
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/15	20,000	22,301
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/15	3,465	3,864
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/16	3,000	3,341
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/16	2,725	3,035
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/17	2,500	2,782
North Carolina GO	5.000%	3/1/12	13,980	15,024
North Carolina GO	5.000%	3/1/14	23,160	26,631
North Carolina GO	5.000%	4/1/14	10,000	11,527
North Carolina Medical Care Comm. Health
Care Fac. (Duke Univ. Health System) VRDO	0.300%	8/6/10	47,500	47,500
North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,286
North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14	2,775	3,038
North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,918
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health System Eastern)
VRDO	0.250%	8/6/10 LOC	3,950	3,950
North Carolina Medical Care Comm. Hosp.
(Duke Univ. Hosp.) VRDO	0.220%	8/6/10	18,800	18,800
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/16	1,705	1,920
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/17	5,000	5,630
North Carolina Medical Care Comm. Hosp. Rev.
(CaroMont Health) VRDO	0.270%	8/6/10 LOC	4,995	4,995
North Carolina Medical Care Comm. Hosp. Rev.
(Moses Cone Health System) VRDO	0.280%	8/6/10	8,800	8,800

North Carolina Muni. Power Agency Rev.	5.500%	1/1/13 (ETM)	1,340	1,494
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	2,835	3,138
North Carolina State Univ. Raleigh Rev. VRDO	0.250%	8/6/10	15,000	15,000
Raleigh NC GO	5.000%	12/1/16	2,470	2,954
Raleigh NC GO	5.000%	12/1/16	2,605	3,115
Wake County NC GO	4.000%	2/1/14	15,000	16,685
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,842
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	26,447
Wake County NC Public Improvement GO	5.000%	3/1/16	5,000	5,913
				399,233
Ohio (4.1%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	9/1/14	20,120	22,268
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	9/1/15	10,170	11,256
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	9/1/16	11,830	13,075
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	8/2/10 LOC	5,000	5,000
American Muni. Power Ohio Inc.	5.000%	2/15/17	6,000	6,717
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/13	10,000	10,563
Avon OH Local School Dist. GO	5.250%	12/1/13 (14)(Prere.)	2,400	2,764
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.000%	6/1/11	5,000	5,084
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.000%	6/1/12	1,480	1,532
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.000%	6/1/14	5,495	5,732
Chillicothe OH City School Dist.	5.250%	12/1/14 (3)(Prere.)	1,745	2,059
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (14)(Prere.)	3,350	3,578
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,255
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)(Prere.)	5,525	6,317
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,267
1 Cincinnati OH City School Dist. GO TOB VRDO	0.530%	8/6/10 (3)LOC	5,640	5,640
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	2,000	2,088
Cleveland OH Airport System Rev.	5.000%	1/1/14	7,575	8,314
Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,004
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,374
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,727
Cleveland OH Income Tax Rev. (Police & Fire
Pension)	5.000%	5/15/17	1,190	1,358
1 Cleveland OH Water Works Rev. TOB VRDO	0.280%	8/6/10	9,000	9,000
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,442
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,820
Columbus OH GO	5.000%	9/1/11	5,000	5,256
Columbus OH GO	5.000%	6/15/12	7,955	8,649
Columbus OH GO	5.000%	9/1/12	5,600	6,139
Columbus OH GO	5.000%	9/1/13	10,430	11,825
Columbus OH GO	5.000%	9/1/13	5,600	6,349
Columbus OH GO	5.000%	9/1/16	9,225	10,935
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.250%	8/6/10	15,755	15,755
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.260%	8/6/10	9,400	9,400

Franklin County OH Hosp. Rev. (U.S. Health
Corp.) VRDO	0.240%	8/6/10 LOC	2,190	2,190
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	6/1/14 (3)(Prere.)	1,270	1,482
Hamilton County OH Sewer System Rev.	5.000%	12/1/13 (14)	4,450	5,068
Hilliard OH School Dist. GO	0.000%	12/1/14 (14)	2,720	2,531
Hilliard OH School Dist. GO	0.000%	12/1/15 (14)	3,720	3,324
Hocking Technical College Dist. OH (Residence
Hall Fac. Project) VRDO	0.250%	8/6/10 LOC	6,395	6,395
Jackson OH Local School Dist. Stark & Summit
Counties Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	4,350	5,077
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,969
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,968
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,785
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.310%	8/6/10 (4)	7,715	7,715
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	3,000	3,569
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,453
Montgomery County OH Rev. (Catholic Health
Initiatives) PUT	4.100%	11/10/11	12,000	12,416
Montgomery County OH Rev. (Catholic Health
Initiatives) PUT	5.000%	11/12/13	6,000	6,600
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power) PUT	3.875%	6/1/14	3,500	3,637
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	4,000	4,359
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)
PUT	5.250%	3/1/11	5,000	5,113
Ohio Air Quality Dev. Auth. PCR PUT	3.250%	6/2/14	5,000	5,054
Ohio Building Auth. Rev. (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	13,765
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.000%	10/1/11 (14)	5,000	5,265
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.000%	4/1/12 (4)	3,055	3,283
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.250%	4/1/14	12,000	13,744
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.250%	10/1/16 (14)	5,000	5,900
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/13	1,105	1,244
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/13	1,520	1,712
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/13	1,050	1,182
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/14	1,165	1,348
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/14	2,300	2,661
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/15	1,225	1,416
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/15	2,420	2,798
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/16	1,285	1,501

Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/16	2,540	2,967
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/16	1,650	1,928
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/17	2,670	3,128
Ohio Conservation Projects GO	5.000%	8/1/16	8,000	9,402
Ohio GO	5.000%	9/15/11	5,715	6,016
Ohio GO	5.000%	9/15/14	5,920	6,880
Ohio GO	5.000%	9/15/14	10,000	11,586
Ohio GO	5.000%	9/15/15	5,000	5,849
Ohio GO	5.000%	9/15/16	6,000	7,043
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11 (2)	6,110	6,391
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11	6,115	6,516
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,554
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.000%	12/1/13 (2)(Prere.)	3,885	4,442
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Clinic Health) TOB VRDO	0.280%	8/6/10	5,170	5,170
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.) VRDO	0.270%	8/6/10 LOC	4,720	4,720
Ohio Higher Educ. Fac. Comm. Rev. (Xavier
Univ.) VRDO	0.260%	8/6/10 LOC	3,310	3,310
Ohio Higher Educ. GO	5.250%	11/1/11	5,000	5,308
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	7,122
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,791
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	7,059
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11	2,800	2,899
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12	6,805	7,391
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/10 (14)	7,140	7,165
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/11 (14)	3,800	3,968
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	8/6/10	3,700	3,700
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	6,000	6,841
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14	3,000	3,501
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	3,515	4,152
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	3,150	3,240
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	2,235	2,299
Ohio Turnpike Comm. Turnpike Rev.	5.000%	2/15/15	3,500	4,038
Ohio Water Dev. Auth. PCR	5.000%	12/1/11	4,030	4,283
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,866
Ohio Water Dev. Auth. Rev.	5.000%	12/1/13	4,000	4,564
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.000%	6/1/14 (Prere.)	6,300	7,294
Olentangy OH Local School Dist. GO	5.000%	6/1/16 (4)(Prere.)	1,235	1,466
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	1,300	1,523
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/12	2,625	2,748
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/13	2,760	2,942
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/14	2,895	3,125
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,639

Westerville OH City School Dist. GO	5.500%	6/1/11 (14)(Prere.)	2,000	2,086
				566,978
Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	10,000	10,447
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,782
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist)	5.000%	8/15/13	2,000	2,188
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist)	5.000%	8/15/14	4,900	5,440
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist)	5.000%	8/15/15	4,670	5,167
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist) VRDO	0.280%	8/6/10 (12)	7,845	7,845
Oklahoma Dev. Finance Auth. Rev. (Public
Service Co.)	5.250%	6/1/14	3,300	3,611
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	9/1/15 (14)	9,035	10,208
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,800
Oklahoma Turnpike Auth. VRDO	0.250%	8/2/10	25,060	25,060
Oklahoma Turnpike Auth. VRDO	0.250%	8/2/10	8,250	8,250
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	10,000	10,320
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,494
				107,612
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.250%	11/1/11 (14)	12,090	12,818
Oregon State Dept. Administrative Services	5.000%	5/1/14	3,750	4,268
Oregon State Dept. Administrative Services	5.000%	5/1/15	4,160	4,784
Oregon State Dept. Administrative Services	5.000%	4/1/16	2,185	2,567
Oregon State Dept. Administrative Services	5.000%	5/1/16	3,105	3,586
Oregon State Dept. Transp. Highway Usertax
Rev.	5.000%	11/15/14	5,880	6,871
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/14	1,000	1,120
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/15	1,500	1,658
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/15	1,000	1,133
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/16	1,700	1,867
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/16	2,000	2,253
Tri-County Metro. Transp. Dist. OR (Payroll Tax
& Grant Project)	5.000%	5/1/12 (14)	5,000	5,371
				48,296
Pennsylvania (7.4%)
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,640
Allegheny County PA GO	5.000%	11/1/13	3,560	3,954
Allegheny County PA GO	5.000%	11/1/14	2,895	3,279
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	40,352
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	19,182
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	25,348
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) PUT	1.330%	8/6/10	10,000	10,000
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,711
Cumberland County PA Muni. Auth. Rev.	5.000%	1/1/14	1,320	1,386
Cumberland County PA Muni. Auth. Rev.	5.000%	1/1/16	2,700	2,805
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/10	2,690	2,708

Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/12	2,970	3,050
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/14	3,280	3,372
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/14	1,165	1,198
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/15	3,440	3,511
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/15	1,140	1,164
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/16	1,175	1,175
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/16	3,510	3,510
Delaware County PA IDA PCR (PECO Energy
Co.)	4.000%	12/1/12	17,000	17,904
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.280%	8/6/10	11,000	11,000
Lancaster County PA Hosp. Auth. Health
System Rev. (Lancaster General Hosp.)
VRDO	0.320%	8/2/10 LOC	2,500	2,500
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.750%	9/15/13 (Prere.)	4,560	5,223
1 Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	0.250%	8/6/10 LOC	5,855	5,855
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/15	4,120	4,526
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/16	10,510	11,469
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/10	2,500	2,521
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/11	2,500	2,590
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/13	5,675	6,043
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	5,000	5,562
North Hills PA School Dist. GO	5.250%	12/15/15 (4)(Prere.)	5,030	6,039
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	20,020	23,141
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PSEG Power) VRDO	0.270%	8/6/10 LOC	15,000	15,000
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Waste Management, Inc. Project)	2.750%	9/1/13	5,500	5,538
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Waste Management, Inc. Project) PUT	2.625%	12/3/12	11,375	11,453
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Waste Management, Inc. Project) PUT	3.700%	5/1/15	7,000	7,048
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	10,000	10,036
Pennsylvania GO	5.000%	8/1/11	17,000	17,802
Pennsylvania GO	5.500%	2/1/12	20,950	22,573
Pennsylvania GO	5.000%	8/1/12	20,705	22,612
Pennsylvania GO	5.500%	1/1/13	10,000	11,193
Pennsylvania GO	5.000%	7/1/13 (14)	22,945	25,848
Pennsylvania GO	5.000%	2/15/14	6,000	6,868
Pennsylvania GO	5.000%	4/15/14	16,300	18,747
Pennsylvania GO	5.000%	7/1/14	27,300	31,578

Pennsylvania GO	4.000%	7/15/14	15,070	16,867
Pennsylvania GO	5.000%	9/1/14 (4)	23,550	27,370
Pennsylvania GO	5.000%	3/1/15	22,065	25,729
Pennsylvania GO	5.250%	7/1/15	18,630	22,077
Pennsylvania GO	5.000%	2/15/16	12,105	14,204
Pennsylvania GO	5.000%	7/1/16	5,355	6,316
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,142
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/17	9,740	10,746
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,173
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,911
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13	5,630	6,250
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,290	15,319
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/16	3,000	3,500
Pennsylvania State Turnpike Comm. Rev.
VRDO	0.300%	8/6/10	19,103	19,102
Pennsylvania State Turnpike Comm. Rev.
VRDO	0.300%	8/6/10	30,898	30,897
Pennsylvania Turnpike Comm. Registration Fee
Rev. VRDO	0.280%	8/6/10 (4)	8,815	8,815
Pennsylvania Turnpike Comm. Registration Fee
Rev. VRDO	0.280%	8/6/10 (4)	11,000	11,000
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11 (14)	3,000	3,109
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	7,997
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,748
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	12,736
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15 (12)	1,055	1,203
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15	5,500	6,173
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16 (12)	5,170	5,915
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16	6,680	7,515
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	8/6/10 (4)	26,585	26,585
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14	2,355	2,644
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15	4,570	5,131
Philadelphia PA Gas Works Rev.	4.000%	8/1/11	1,360	1,388
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (4)(Prere.)	3,315	3,484
Philadelphia PA Gas Works Rev.	5.000%	8/1/13	3,260	3,474
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,694
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	21,046
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,611
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	23,022
Philadelphia PA School Dist. GO	5.500%	8/1/11 (4)	5,100	5,356
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	10,235	11,306
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	18,000	18,903
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	8,106
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15 (2)	1,500	1,702
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	20,000	22,703
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.260%	8/6/10 (4)	3,375	3,375
Philadelphia PA Water & Waste Water Rev.
VRDO	0.270%	8/6/10 LOC	9,780	9,780
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,463

Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,348
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	5.250%	6/1/13	6,265	6,868
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	5.250%	6/1/14	5,470	6,117
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	5.500%	6/1/15	5,000	5,686
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	0.300%	8/6/10	10,000	10,000
State Public School Building Auth. Pennsylvania
School Rev. (Daniel Boone School Dist.)	5.000%	4/1/13 (14)(Prere.)	10,000	11,127
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.000%	6/1/13 (4)(Prere.)	30,800	34,592
Westmoreland County PA IDA Rev. (Excela
Project)	4.000%	7/1/15	1,440	1,507
Westmoreland County PA IDA Rev. (Excela
Project)	5.000%	7/1/16	2,010	2,174
				1,026,020
Puerto Rico (0.9%)
Puerto Rico Convention Center Dist. Auth. Hotel
Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,733
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12	4,510	4,829
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13	4,000	4,380
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,635
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,722
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,177
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,001
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,238
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	23,265	24,169
Puerto Rico Sales Tax Financing Corp. Rev.
PUT	5.000%	8/1/11 (Prere.)	50,000	52,377
				126,261
Rhode Island (0.0%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,070

South Carolina (1.4%)
1 Charleston SC Educ. Excellence Financing
Corp. Rev. (Charleston County School Dist.)
TOB VRDO	0.290%	8/6/10	24,750	24,750
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	0.240%	8/6/10	7,700	7,700
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13	8,575	9,306
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14	9,355	10,325
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15	7,380	8,132
Greenville County SC School Dist. GO	5.500%	12/1/16	13,450	15,806
1 Greenville County SC School Dist. Installment
Rev. TOB VRDO	0.270%	8/6/10 (12)	7,440	7,440
1 Greenwood County SC Metro. Sewer System
Rev. TOB VRDO	0.280%	8/6/10 (4)	5,625	5,625
1 Greer SC Combined Util. System Rev. TOB
VRDO	0.260%	8/6/10 (13)	9,685	9,685
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	15,000	15,645
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/16	8,000	8,986
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/17	7,225	8,117

South Carolina Educ. Fac. Auth. VRDO	0.250%	8/6/10 LOC	5,120	5,120
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/16	2,000	2,179
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/17	2,320	2,520
South Carolina Public Service Auth. Rev.
(Santee Cooper)	5.000%	1/1/16	5,000	5,825
South Carolina Public Service Auth. Rev.
(Santee Cooper)	5.000%	1/1/17	2,000	2,340
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	10,000	10,551
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/16	17,940	20,489
Spartanburg County SC Regional Health
Services Dist. Rev. VRDO	0.320%	8/6/10 (12)	13,000	13,000
Tobacco Settlement Rev. (Auth. of South
Carolina Tobacco Settlement)	5.000%	6/1/18	3,315	3,318
				196,859
South Dakota (0.1%)
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,722
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,061
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,311
				7,094
Tennessee (2.0%)
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds)	5.000%	6/1/11	10,000	10,381
Clarksville TN Public Building Auth. Rev.
(Morristown) VRDO	0.280%	8/2/10 LOC	8,445	8,445
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	0.280%	8/2/10 LOC	8,600	8,600
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.250%	4/1/14	1,500	1,636
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.250%	4/1/15	1,390	1,523
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	5,000	5,075
Memphis TN Electric System Rev.	5.000%	12/1/11 (14)	17,000	17,997
Memphis TN Electric System Rev.	5.000%	12/1/16	44,095	51,889
Memphis TN Electric System Rev.	5.000%	12/1/17	12,500	14,759
Metro. Govt. of Nashville & Davidson County TN
Electric Rev.	5.500%	5/15/14 (13)	6,345	7,410
Metro. Govt. of Nashville & Davidson County TN
Electric Rev.	5.500%	5/15/16 (13)	5,675	6,789
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,487
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	0.280%	8/2/10 LOC	15,100	15,100
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,475
Shelby County TN GO	5.000%	4/1/13	4,000	4,469
Shelby County TN GO	5.000%	4/1/14	1,000	1,150
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	9/1/16	6,925	7,702
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,500	4,862
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/11	2,230	2,323

Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/12	2,300	2,494
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/13	3,600	4,027
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/14	4,805	5,514
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/15	5,390	6,237
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/16	2,500	2,903
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	10,027
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,164
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	10,511
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	29,621
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,000	7,267
Tennessee GO	5.000%	5/1/14	2,825	3,260
Tennessee GO	5.000%	5/1/16	3,200	3,787
				282,884
Texas (8.8%)
Board of Regents of the Univ. of Texas System
Rev. Financing System CP	5.250%	8/15/14	2,855	3,329
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/17	570	610
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/18	1,450	1,544
1 Collin County TX TOB VRDO	0.280%	8/6/10	10,925	10,925
Dallas TX GO	5.000%	2/15/12	26,935	28,855
Dallas TX GO	5.000%	2/15/16	4,000	4,701
Dallas TX GO	5.000%	2/15/17	8,880	10,490
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10 (4)	5,950	5,998
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10	5,570	5,617
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/14	3,000	3,426
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/16	4,000	4,566
El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,480
El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,734
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,316
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,688
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,514
Grapevine-Colleyville TX Independent School
Dist. School Building PUT	4.000%	8/1/12	26,440	27,842
Gulf Coast TX Waste Disposal Auth.
Environmental Fac. Rev. (BP Products North
America Project) PUT	2.300%	9/3/13	9,000	8,438
1 Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Children's Hosp. Project) TOB
VRDO	0.280%	8/6/10	8,195	8,195
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13	15,000	16,783
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14	11,000	12,443
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	6,530	7,350
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/13	500	559

Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/16	1,000	1,146
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,279
Harris County TX Flood Control Dist. GO	5.250%	10/1/14 (Prere.)	8,360	9,773
1 Harris County TX GO TOB VRDO	0.280%	8/6/10 (4)	6,075	6,075
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College of Medicine) VRDO	0.250%	8/2/10 LOC	29,585	29,585
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp. System) VRDO	0.240%	8/2/10	7,500	7,500
Harris County TX Rev.	5.000%	10/1/15	2,000	2,355
Harris County TX Rev.	5.000%	10/1/16	4,500	5,326
Harris County TX Toll Road Rev.	6.000%	8/1/13 (14)	21,795	25,190
Harris County TX Toll Road Rev.	5.000%	8/15/16	5,000	5,820
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	24,250	26,184
Houston TX Airport System Rev.	5.000%	7/1/16	1,000	1,155
1 Houston TX Airport System Rev. TOB VRDO	0.280%	8/6/10	13,360	13,360
1 Houston TX Airport System Rev. TOB VRDO	0.300%	8/6/10 (4)	18,400	18,400
1 Houston TX Airport System Rev. TOB VRDO	0.300%	8/6/10 (4)	26,000	26,000
Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	10,933
Houston TX GO	5.500%	3/1/16	6,905	8,191
Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	5,469
Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	10,019
Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,700
Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,701
Houston TX Util. System Rev.	5.250%	5/15/16 (14)	10,000	11,227
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	12,000	12,382
Klein TX Independent School Dist. Unlimited
Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,147
Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,999
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	9,314
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/14	9,000	10,248
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/16	1,300	1,500
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/17	1,710	1,977
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	9,895	9,933
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	5.125%	6/1/11	17,500	17,978
Mission TX Econ. Dev. Corp. Solid Waste
Disposal Rev. (Republic Services) PUT	1.300%	10/1/10	4,100	4,100
Mission TX Econ. Dev. Corp. Solid Waste
Disposal Rev. (Waste Management Inc.) PUT	3.750%	5/1/15	8,500	8,536
Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,011
Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,034
North Texas Tollway Auth. (Dallas North
Tollway) System Rev.	5.000%	1/1/15 (4)(Prere.)	10,000	11,589
North Texas Tollway Auth. Rev.	5.000%	1/1/12	5,580	5,836
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	71,215	74,827
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	31,190	33,473
Northside TX Independent School Dist. PUT	3.700%	8/1/10	7,555	7,556
Northside TX Independent School Dist. PUT	2.100%	6/1/11	8,000	8,088
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/13	24,325	26,037
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/14	12,360	13,254
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/16	7,790	8,246
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,456
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	12,000	13,420
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14	10,115	11,524

San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,182
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	8,466
San Antonio TX Electric & Gas Rev. VRDO	0.290%	8/6/10	14,900	14,900
San Antonio TX GO	3.625%	12/1/10 (Prere.)	635	642
San Antonio TX GO	5.000%	2/1/17	4,135	4,882
San Antonio TX GO PUT	3.625%	12/1/10	21,365	21,599
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/14	1,000	1,161
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	2,000	2,348
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,335
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	4,164
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Scott and White Memorial
Hosp. and Scott, Sherwood and Brindley
Foundation Project)	5.000%	8/15/15	2,905	3,208
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Scott and White Memorial
Hosp. and Scott, Sherwood and Brindley
Foundation Project)	5.000%	8/15/16	1,310	1,440
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Scott and White Memorial
Hosp. and Scott, Sherwood and Brindley
Foundation Project)	5.000%	8/15/17	2,000	2,179
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Valley Baptist Medical
Center-Brownsville Project) VRDO	0.270%	8/6/10 LOC	18,570	18,570
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/15	7,730	8,421
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/16	8,130	8,727
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,681
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,490
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,367
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,010
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,000	5,604
1 Texas GO TOB VRDO	0.280%	8/6/10	35,000	35,000
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	0.760%	9/15/10	2,540	2,534
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.000%	12/15/12	5,000	5,297
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.000%	12/15/13	1,000	1,070
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.625%	12/15/17	50,000	53,836
Texas Muni. Power Agency Rev.	4.400%	9/1/11 (14)	1,510	1,515
Texas State Transp. Comm. First Tier	5.000%	4/1/12	9,605	10,349
Texas State Transp. Comm. First Tier	5.000%	4/1/13	12,000	13,405
Texas State Transp. Comm. First Tier	5.000%	4/1/14	27,410	31,489
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,187
Texas State Univ. System Rev.	5.000%	3/15/12	2,380	2,555
Texas State Univ. System Rev.	5.000%	3/15/15	7,005	8,103
Texas Tech Univ. Rev. Refunding &
Improvement	4.000%	2/15/13	3,000	3,251
Texas Tech Univ. Rev. Refunding &
Improvement	3.000%	2/15/14	5,000	5,355

Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/15	4,000	4,622
Texas TRAN	2.500%	8/31/10	60,000	60,118
1 Texas Transp. Comm. Mobility Fund GO TOB
VRDO	0.280%	8/6/10	20,410	20,410
1 Texas Univ. System Financing Rev. TOB VRDO	0.280%	8/6/10	4,995	4,995
Texas Water Dev. Board Rev.	5.000%	7/15/13	5,275	5,952
Texas Water Dev. Board Rev.	5.000%	7/15/13	1,375	1,551
Texas Water Dev. Board Rev.	5.000%	7/15/16	6,330	7,482
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,585
Univ. of Houston TX Rev.	4.000%	2/15/13	2,000	2,165
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/16	10,090	12,033
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,325	1,532
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,775	2,052
Univ. of Texas Rev. Finance Systems	5.000%	8/15/17	25,135	29,888
Waco TX Educ. Finance Corp. (Baylor Univ.)
VRDO	0.250%	8/6/10	19,045	19,045
Williamson County TX GO	5.500%	2/15/11 (4)(Prere.)	4,845	4,983
				1,222,991
Utah (0.5%)
Intermountain Power Agency Utah Power
Supply Rev.	5.000%	7/1/13	7,590	8,462
Intermountain Power Agency Utah Power
Supply Rev.	5.000%	7/1/15	17,170	19,779
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.220%	8/2/10	15,265	15,265
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.250%	8/2/10	7,750	7,750
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,971
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,894
				62,121
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/15	5,000	5,488
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/16	8,000	8,782
				14,270
Virginia (2.0%)
Arlington County VA IDA Rev. (Virginia Hosp
Center Arlington Health System)	5.000%	7/1/16	1,700	1,903
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13	5,000	5,192
Fairfax County VA IDA Hosp. Rev. (Inova Health
System Hosp. Project) VRDO	0.250%	8/2/10	5,380	5,380
Fairfax County VA IDA Rev. VRDO	0.250%	8/2/10	8,000	8,000
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14 (Prere.)	21,535	24,723
Loudoun County VA IDA Rev. (Howard Hughes
Medical Institute) VRDO	0.200%	8/6/10	10,000	10,000
Loudoun County VA IDA Rev. (Howard Hughes
Medical Institute) VRDO	0.200%	8/6/10	6,000	6,000
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	5,810	5,833
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev.
(Bon Secours) VRDO	0.250%	8/6/10 LOC	7,000	7,000
Norfolk VA GO	5.000%	3/1/15	5,910	6,888
Norfolk VA GO	5.000%	3/1/16	4,000	4,697
Tobacco Settlement Financing Corp. Virginia
Rev.	5.625%	6/1/15 (Prere.)	5,000	5,959
Virginia Beach VA Refunding & Public
Improvement	5.000%	7/15/15	2,825	3,330

Virginia Beach VA Refunding & Public
Improvement	5.000%	7/15/16	6,905	8,205
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/14	1,350	1,545
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/15	7,330	8,640
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/16	3,090	3,629
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/13	5,205	5,912
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/13	3,135	3,554
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/14	2,000	2,333
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/15	2,150	2,540
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/16	500	595
Virginia GO	5.000%	6/1/14	8,750	10,140
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/15	4,115	4,845
Virginia Public Building Auth. Rev.	5.000%	8/1/13	5,000	5,655
Virginia Public Building Auth. Rev.	5.000%	8/1/14	8,000	9,293
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,500
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	2,865
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,571
Virginia Public School Auth. Rev.	5.000%	8/1/11	9,000	9,428
Virginia Public School Auth. Rev.	4.000%	8/1/12	3,605	3,868
Virginia Public School Auth. Rev.	5.000%	8/1/13	7,655	8,657
Virginia Public School Auth. Rev.	5.000%	8/1/14	3,815	4,431
Virginia Public School Auth. Rev.	5.250%	8/1/14	3,000	3,514
Virginia Public School Auth. Rev.	5.000%	8/1/15	1,500	1,766
Virginia Public School Auth. Rev.	5.000%	8/1/15	15,000	17,660
Virginia Public School Auth. Rev.	5.000%	8/1/16	1,570	1,860
Virginia Public School Auth. Rev.	5.000%	8/1/16	5,810	6,883
Virginia Public School Auth. Rev.	5.000%	8/1/16	35,860	42,480
Virginia Small Business Finance Auth.
Healthcare Fac. Rev. (Sentara Healthcare)	5.000%	11/1/13	3,500	3,877
York County VA Econ. Dev. Auth. PCR (VA
Electric & Power Co.) PUT	4.050%	5/1/14	6,750	7,151
				280,302
Washington (3.4%)
Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	9,413
Clark County WA Public Util. Rev.	5.000%	1/1/15	1,500	1,688
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	47,317
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,720
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.500%	7/1/17 (14)	8,000	8,683
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	6.000%	7/1/17 (14)	7,300	7,999
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	7,020
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,887
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/16	24,000	28,235
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,862

Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	10,958
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/17	20,000	23,632
King County WA (Bellevue School Dist.) GO	5.000%	12/1/11	18,000	19,121
King County WA GO	5.000%	12/1/10 (ETM)	4,790	4,867
King County WA GO	5.000%	12/1/10	7,595	7,716
1 King County WA Sewer Rev. TOB	0.260%	8/6/10	9,245	9,245
1 King County WA Sewer Rev. TOB VRDO	0.260%	8/6/10 (4)	6,470	6,470
Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,473
Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,319
Seattle WA Muni. Light & Power Rev.	5.000%	2/1/16	3,500	4,098
Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,505
Tacoma WA Electric System Rev.	5.000%	1/1/12 (4)	5,000	5,319
Tacoma WA Electric System Rev.	5.000%	1/1/13 (4)	10,485	11,557
Tacoma WA Electric System Rev.	5.000%	1/1/14 (4)	25,720	29,142
Thurston County Washington School District GO	5.000%	6/1/13 (4)(Prere.)	7,100	7,979
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	4,966
Washington GO	4.000%	1/1/11	12,585	12,783
Washington GO	5.000%	7/1/11	4,750	4,956
Washington GO	5.000%	7/1/12 (2)	11,530	12,550
Washington GO	5.000%	2/1/13	5,290	5,874
Washington GO	5.000%	7/1/13 (4)	4,890	5,507
Washington GO	5.000%	1/1/14	19,395	22,116
Washington GO	5.000%	2/1/14	11,105	12,693
Washington GO	5.000%	7/1/15 (2)	2,400	2,814
Washington GO	5.700%	10/1/15	6,250	7,005
Washington GO	5.000%	1/1/16	5,285	6,187
Washington GO	5.000%	1/1/16	20,000	23,414
Washington GO	5.000%	2/1/16	13,040	15,285
Washington GO	5.000%	2/1/16	3,995	4,683
Washington Health Care Fac. Auth. (Catholic
Health Initiatives) VRDO	0.250%	8/6/10	20,000	20,000
Washington Health Care Fac. Auth. (Multicare
Health System)	5.000%	8/15/15	2,500	2,776
Washington Health Care Fac. Auth. (Multicare
Health System)	5.000%	8/15/16	2,500	2,762
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/13	1,205	1,323
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/14	1,340	1,492
Washington Health Care Fac. Auth. (Southwest
Washington Medical Center) VRDO	0.300%	8/6/10 LOC	6,900	6,900
				468,311
West Virginia (0.4%)
West Virginia Commissioner of Highways
Special Obligation	5.000%	9/1/12	4,970	5,422
West Virginia Commissioner of Highways
Special Obligation	5.000%	9/1/13	4,650	5,228
West Virginia Commissioner of Highways
Special Obligation	5.000%	9/1/14	9,265	10,677
West Virginia Commissioner of Highways
Special Obligation	5.000%	9/1/15	7,150	8,292
West Virginia Econ. Dev. Auth. PCR
(Appalachian Power Company) PUT	4.850%	9/4/13	6,000	6,415
West Virginia Econ. Dev. Auth. PCR (Ohio
Power) PUT	3.125%	4/1/15	15,000	15,055

West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/15	3,070	3,375
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	4.125%	9/1/16	1,755	1,831
				56,295
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	5,000	5,496
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	4,160	4,474
Madison WI Community Dev. Auth. Rev.
(Wisconson Alumni Research Project)	5.000%	10/1/16	3,125	3,676
Madison WI Community Dev. Auth. Rev.
(Wisconson Alumni Research Project)	5.000%	10/1/17	3,370	3,979
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
VRDO	0.250%	8/2/10 LOC	10,600	10,600
Wisconsin Annual Appropriation Rev.	5.000%	5/1/16	6,575	7,554
Wisconsin GO	5.000%	5/1/12 (14)	15,775	17,048
Wisconsin GO	5.000%	5/1/13	7,750	8,670
Wisconsin GO	5.250%	5/1/13	16,810	18,916
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,742
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,547
Wisconsin GO	5.000%	5/1/16	13,870	16,249
Wisconsin GO	5.000%	5/1/16	10,530	12,336
Wisconsin GO	5.000%	5/1/17	8,000	9,411
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,618
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,179
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,111
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,079
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/1/14 (4)	5,000	5,566
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/1/15 (4)	2,000	2,238
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/16	10,000	11,600
Wisconsin Public Power System Power Supply
System Rev.	5.000%	7/1/14 (4)	4,145	4,757
Wisconsin Public Power System Power Supply
System Rev.	5.000%	7/1/15 (4)	11,390	13,180
Wisconsin Transp. Rev.	5.000%	7/1/12	1,000	1,086
Wisconsin Transp. Rev.	5.000%	7/1/13	1,100	1,235
Wisconsin Transp. Rev.	5.000%	7/1/15	2,000	2,333
				194,680
Total Tax-Exempt Municipal Bonds (Cost $13,111,656)				13,545,710
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
4 Vanguard Municipal Cash Management Fund
(Cost $279,472)	0.249%		279,472,126	279,472

Total Investments (99.9%) (Cost $13,391,128)				13,825,182
Other Assets and Liabilities-Net (0.1%)				11,464
Net Assets (100%)				13,836,646

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $766,035,000, representing 5.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2010.
3 Securities with a value of $3,658,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

Limited-Term Tax-Exempt Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)
				Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	September 2010	2,287	501,139	267
10-Year U.S. Treasury Note	September 2010	(1,170)	(144,861)	(4,518)
5-Year U.S. Treasury Note	September 2010	(276)	(33,073)	(980)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,545,710	—
Temporary Cash Investments	279,472	—	—
Futures Contracts—Assets[1]	251	—	—
Futures Contracts—Liabilities[1]	(966)	—	—
Total	278,757	13,545,710	—
1 Represents variation margin on the last day of the reporting period.

At July 31, 2010, the cost of investment securities for tax purposes was $13,406,711,000. Net unrealized appreciation of investment securities for tax purposes was $418,471,000, consisting of unrealized gains of $422,119,000 on securities that had risen in value since their purchase and $3,648,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (1.3%)
Alabama Public School & College Auth.	5.000%	12/1/11	7,500	7,953
Alabama Public School & College Auth.	5.000%	5/1/12	3,500	3,772
Alabama Public School & College Auth.	5.000%	5/1/12	4,000	4,311
Alabama Public School & College Auth.	5.000%	12/1/12	21,510	23,675
Alabama Public School & College Auth.	5.000%	5/1/13	11,760	13,082
Alabama Public School & College Auth.	5.000%	5/1/13	7,500	8,343
Alabama Public School & College Auth.	5.000%	5/1/14	8,000	9,133
1 Alabama Public School & College Auth. TOB
VRDO	0.290%	8/6/10	29,095	29,095
1 Alabama Public School & College Auth. TOB
VRDO	0.330%	8/6/10 (4)	12,360	12,360
1 Alabama Special Care Fac. Financing Auth.
(Ascension Health) TOB VRDO	0.280%	8/6/10	6,780	6,780
Chatom AL Ind. Dev. Board Gulf Opportunity
Zone (Powersouth Energy Coop Project) PUT	0.900%	11/15/10	18,000	18,000
Chatom AL Ind. Dev. Board Gulf Opportunity
Zone (Powersouth Energy Coop Project) PUT	1.050%	12/1/10	8,600	8,600
Huntsville AL Capital Improvement GO	5.000%	9/1/10	1,030	1,034
Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,329
Huntsville AL Health Care Auth. Rev.	5.750%	6/1/11 (Prere.)	5,000	5,277
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/12	1,000	1,047
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/13	1,715	1,832
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/14	4,155	4,475
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.)	5.000%	2/1/15	1,615	1,746
				161,844
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage
Rev. VRDO	0.300%	8/6/10	15,870	15,870
Alaska Industrial Dev. & Export Auth. Rev.	5.000%	4/1/12	1,800	1,928
Alaska Industrial Dev. & Export Auth. Rev.	5.000%	4/1/15	3,000	3,424
Anchorage AK GO	5.500%	7/1/12 (14)(Prere.)	5,680	6,239
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,893
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,674
				31,028
Arizona (1.1%)
Arizona COP	5.000%	10/1/12 (4)	1,000	1,086
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,036
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	3,000	3,151
1 Arizona Health Fac. Auth. Rev. (Banner Health)
TOB VRDO	0.380%	8/6/10	8,840	8,840

Arizona Health Fac. Auth. Rev. (Catholic
Healthcare West) VRDO	0.250%	8/6/10 LOC	3,200	3,200
Arizona School Fac. Board Rev. COP	5.000%	9/1/10	10,000	10,040
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	23,870	24,924
Arizona School Fac. Board Rev. COP	5.000%	9/1/14 (14)	5,975	6,760
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/11	2,680	2,794
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,434
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,616
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/10	2,125	2,139
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/11	2,115	2,208
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/13	1,105	1,257
Maricopa County AZ Regional Public Transp.
Auth. Excise Tax Rev.	4.000%	7/1/12	4,985	5,317
1 Mesa AZ Util. System Rev. TOB VRDO	0.290%	8/6/10 (4)	8,250	8,250
1 Mesa AZ Util. System Rev. TOB VRDO	0.290%	8/6/10 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Rev. TOB VRDO	0.280%	8/6/10	8,195	8,195
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	12/1/10 (14)	6,050	6,144
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/11	12,500	12,749
				127,640
Arkansas (0.1%)
Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10 (14)	3,000	3,012
Pulaski County AR Health Fac. Board (St.
Vincent Infirmary - Catholic Health Initiatives)
VRDO	0.250%	8/6/10	10,800	10,800
				13,812
California (9.0%)
California Educ. Fac. Auth. Rev. (St. Mary's
College of California) VRDO	0.270%	8/6/10 LOC	15,640	15,640
California GO	5.250%	9/1/10 (Prere.)	20,590	20,677
California GO	5.000%	3/1/13	2,500	2,742
California GO	5.000%	4/1/13	2,205	2,423
California GO	5.000%	6/1/13	2,025	2,234
California GO	5.000%	10/1/16	12,070	13,715
California GO VRDO	0.270%	8/6/10 LOC	52,540	52,540
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/11	1,500	1,533
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,708
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/2/12	15,000	15,885
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,929
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System) PUT	5.000%	10/16/14	15,000	16,510
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) PUT	3.450%	6/15/11	5,000	5,103
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/10	3,000	3,005
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/11	5,000	5,202

1 California Health Fac. Finance Auth. Rev. TOB
VRDO	0.280%	8/6/10	20,885	20,885
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	2,500	2,756
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	5.000%	2/1/11	16,400	16,711
California Infrastructure & Econ. Dev. Bank Rev.
PUT	2.500%	4/1/13	20,000	20,710
California Muni. Financing Auth. COP
(Community Hosp. of Central California)	5.000%	2/1/13	2,000	2,087
California Muni. Financing Auth. Rev. (Allied
Waste Inc.) PUT	1.200%	10/1/10	7,500	7,500
California PCR Financing Auth. COP	5.000%	2/1/13	1,160	1,211
California Pollution Control Finance Auth.
Environmental Improvement Rev. (BP West
Coast Products) PUT	2.600%	9/2/14	4,000	3,741
California Public Works Board Lease Rev.	5.000%	11/1/14	4,000	4,402
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/12	21,980	23,662
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	35,000	38,602
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/14	15,000	17,135
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.290%	8/6/10 (4)	18,725	18,725
California State Econ. Recovery Bonds	5.250%	7/1/13 (14)(ETM)	975	1,111
California State Econ. Recovery Bonds	5.250%	7/1/13 (14)	1,025	1,147
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,799
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	10,700	12,239
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	8,000	8,345
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	74,000	81,172
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/13	5,000	5,465
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/14	10,000	11,139
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.500%	5/2/11	17,000	17,384
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	4.000%	5/2/11	40,000	40,983
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	3.000%	7/1/11	500	509
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	4.000%	7/1/12	650	685
1 Desert CA Community College Dist. TOB VRDO	0.280%	8/6/10 (4)	14,340	14,340
1 East Bay CA Muni. Util. Dist. Waste Water
System Rev. TOB VRDO	0.270%	8/6/10 (4)	10,475	10,475
1 East Side CA Union High School Dist. TOB
VRDO	1.760%	8/6/10	23,940	23,940
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.230%	8/6/10	15,850	15,850
Fontana CA USD BAN	4.000%	12/1/12	20,000	21,025
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	11,350	12,857
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	44,510	50,422
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	5,000	5,682

Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	18,285	20,383
Golden State Tobacco Securitization Corp.
California	6.625%	6/1/13 (Prere.)	3,000	3,486
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	19,490	22,713
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/11 (14)	13,255	13,757
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.260%	8/6/10	22,400	22,400
Los Angeles CA USD GO	5.000%	7/1/11	13,325	13,869
Los Angeles CA USD TRAN	2.000%	8/12/10	51,000	51,026
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/11	5,000	5,218
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/12	5,500	5,989
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/14	6,000	6,935
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,300
Newport Beach CA Rev. (Hoag Memorial Hosp.)
PUT	4.000%	2/8/11	8,000	8,126
Northern California Power Agency Rev.	4.000%	7/1/13	2,500	2,678
Northern California Power Agency Rev.	4.000%	7/1/14	1,000	1,082
Orange County CA Airport Rev.	3.000%	7/1/13	1,670	1,767
1 Rancho Santiago CA Community College Dist.
TOB VRDO	0.250%	8/6/10 (4)	4,000	4,000
Riverside County CA Notes	2.000%	10/15/10	20,000	20,053
Sacramento CA Cogeneration Auth. Rev.	4.000%	7/1/11	700	721
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/12	500	539
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/14	600	679
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/13	6,000	6,530
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/14	3,205	3,528
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/15	2,965	3,247
San Bernardino County CA Trans. Auth. Sales
Tax Rev.	5.000%	5/1/12	15,000	16,056
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/14	6,000	6,837
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	7,891
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/15 (4)	5,000	5,704
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/15	4,435	5,044
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/16	21,100	24,072
San Francisco CA City & County International
Airport Rev. PUT	2.250%	12/4/12	29,755	30,239
San Joaquin County CA Transp. Auth. Rev.
Notes	5.000%	4/1/11	10,000	10,269
1 Sunnyvale CA Wastewater Rev. TOB VRDO	0.290%	8/6/10	8,880	8,880
1 Sunnyvale CA Water Rev. TOB VRDO	0.290%	8/6/10	8,435	8,435
Tuolumne CA Wind Project Auth. Rev.	4.000%	1/1/13	2,375	2,535
				1,075,530
Colorado (2.5%)
Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11	10,000	10,432

Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/12 (14)	21,350	23,284
Colorado Health Fac. Auth. Rev.	5.000%	1/1/13	1,605	1,732
Colorado Health Fac. Auth. Rev.	5.000%	1/1/13	5,165	5,572
Colorado Health Fac. Auth. Rev.	5.000%	1/1/14	8,615	9,435
Colorado Health Fac. Auth. Rev.	5.000%	1/1/14	3,510	3,844
Colorado Health Fac. Auth. Rev.	5.000%	1/1/15	3,500	3,852
Colorado Health Fac. Auth. Rev.	5.000%	1/1/15	1,945	2,140
Colorado Health Fac. Auth. Rev. (Adventist
Health) VRDO	0.280%	8/6/10 LOC	15,000	15,000
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.000%	7/1/13	4,000	4,407
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) PUT	3.950%	11/10/10	15,000	15,134
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) PUT	5.000%	11/12/13	12,000	13,277
1 Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) TOB VRDO	0.330%	8/6/10 (4)	10,000	10,000
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) VRDO	0.250%	8/6/10	51,600	51,600
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.250%	8/6/10	21,500	21,500
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.250%	8/6/10	37,300	37,300
Colorado Health Fac. Auth. Rev. PUT	5.250%	11/12/13	6,990	7,697
Colorado Health Fac. Auth. Rev. PUT	5.250%	11/12/13 (Prere.)	1,010	1,160
Denver CO City & County Airport Rev.	6.000%	11/15/13 (14)	5,000	5,734
Denver CO City & County COP VRDO	0.250%	8/2/10	3,625	3,625
Denver CO City & County GO (Better Denver
Theatre & Zoo)	3.000%	8/1/10	12,000	12,001
Denver CO City & County GO (Better Denver
Theatre & Zoo)	4.000%	8/1/11	1,000	1,037
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11 (1)	15,000	15,433
1 Jefferson County CO School Dist. GO TOB
VRDO	0.280%	8/6/10 (4)	13,660	13,660
Regional Transp. Dist. of Colorado Sales Tax
Rev.	3.000%	11/1/11	1,230	1,271
Regional Transp. Dist. of Colorado Sales Tax
Rev.	5.000%	11/1/13	4,305	4,894
Regional Transp. Dist. of Colorado Sales Tax
Rev.	5.000%	11/1/14	5,000	5,834
				300,855
Connecticut (0.5%)
Connecticut GO	5.000%	11/1/10	3,000	3,036
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,884
Connecticut Revolving Fund	5.000%	2/1/11	4,130	4,228
Connecticut Revolving Fund	5.000%	2/1/12	4,000	4,283
Connecticut State Health & Educ. Fac. Auth.
(Stamford Hosp.)	4.000%	7/1/12	1,235	1,291
Connecticut State Health & Educ. Fac. Auth.
(Stamford Hosp.)	5.000%	7/1/13	1,915	2,083
Connecticut State Health & Educ. Fac. Auth.
(Stamford Hosp.)	5.000%	7/1/14	2,050	2,256
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) PUT	4.000%	2/7/13	6,625	7,165
Connecticut State Health & Educ. Fac. Auth.
Rev. (Yale Univ.) PUT	5.000%	2/12/15	20,810	24,130
				57,356

Delaware (0.3%)
Delaware GO	5.000%	10/1/12	9,445	10,391
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/11	1,500	1,565
Kent County DE Student Housing Rev.
(Deleware State Univ. Student Housing)
VRDO	0.250%	8/6/10 LOC	8,110	8,110
New Castle County DE GO	4.000%	7/15/11	3,025	3,134
Univ. of Delaware Rev. PUT	2.000%	6/1/11	15,000	15,131
				38,331
District of Columbia (0.8%)
1 District of Columbia GO TOB VRDO	0.290%	8/6/10 (4)	20,385	20,385
1 District of Columbia Income Tax Rev. TOB
VRDO	0.280%	8/6/10	9,995	9,995
District of Columbia Rev. (Georgetown Day
School) VRDO	0.500%	8/6/10 LOC	14,700	14,700
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/13	5,000	5,450
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/14	2,000	2,226
District of Columbia Rev. (Howard Univ.) VRDO	0.310%	8/6/10 LOC	14,680	14,680
District of Columbia Rev. (World Wildlife Fund)
VRDO	0.260%	8/6/10 LOC	11,000	11,000
District of Columbia Rev. VRDO	0.250%	8/6/10 LOC	14,275	14,275
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/11	2,000	2,083
				94,794
Florida (7.9%)
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	3.000%	12/1/11	3,000	3,048
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	5.000%	12/1/13	4,200	4,538
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/11	25,000	25,627
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	20,000	21,589
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	30,000	31,744
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/16	16,000	16,744
Clay County FL Sales Surtax Rev.	5.000%	10/1/11 (12)	3,500	3,628
1 Collier County FL School Board COP TOB
VRDO	0.280%	8/6/10 (4)LOC	21,460	21,460
1 Duval County FL School Board COP TOB
VRDO	0.290%	8/6/10 (4)	11,405	11,405
Escambia County FL Solid Waste Disposal
System Rev. (Gulf Power Company Project)
PUT	2.000%	4/3/12	5,000	5,031
Escambia County FL Solid Waste Disposal
System Rev. (Gulf Power Company Project)
PUT	1.750%	6/15/12	5,500	5,515
Florida Board of Educ. Public Educ. Capital
Outlay	3.000%	6/1/11	8,925	9,121
Florida Board of Educ. Public Educ. Capital
Outlay	4.000%	6/1/11	3,525	3,632
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/11	3,830	3,978
Florida Board of Educ. Public Educ. Capital
Outlay	4.000%	6/1/12	1,945	2,071
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/12	16,195	17,537

Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/12	4,020	4,353
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/13	9,580	10,727
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/13	8,820	9,876
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/14	5,065	5,823
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/14	9,235	10,617
1 Florida Board of Educ. Public Educ. TOB VRDO	0.280%	8/6/10	5,430	5,430
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/11	6,980	7,272
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	11,750	13,471
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/11	5,280	5,490
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/12	5,545	5,992
Florida Dept. of Environmental Protection &
Preservation Rev.	5.250%	7/1/12	31,580	34,273
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/13	34,040	37,932
Florida Dept. of Management Services COP	5.000%	8/1/11	1,350	1,407
Florida Dept. of Management Services COP	5.000%	8/1/12	8,850	9,574
Florida Dept. of Management Services COP	5.000%	8/1/13	6,595	7,305
Florida Dept. of Transp.	5.000%	7/1/12	6,940	7,540
Florida Dept. of Transp.	5.000%	7/1/13	9,605	10,784
Florida Higher Educ. Fac. Finance Auth. Rev.
(Ringling College) VRDO	0.500%	8/6/10 LOC	24,620	24,620
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/13	10,000	10,771
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/15	20,000	21,641
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	3,950	3,963
Florida Turnpike Auth. Rev.	5.000%	7/1/13 (4)	4,780	5,352
Florida Turnpike Auth. Rev.	5.000%	7/1/13	3,825	4,283
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/13	1,000	1,112
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/14	2,000	2,253
1 Highlands County FL Health Rev. (Adventist
Health System) TOB VRDO	0.290%	8/6/10	15,730	15,730
Highlands County FL Health Rev. (Adventist
Health System) VRDO	0.260%	8/6/10 LOC	15,000	15,000
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/12	2,000	2,168
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/13	2,000	2,228
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/11 (14)	5,560	5,838
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,865
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,221
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,398
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,333
Hillsborough County FL IDA Rev. (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,715
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,389

Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,329
Jacksonville FL Electric Auth. Electric System
Rev.	5.000%	10/1/10	5,380	5,421
Jacksonville FL Electric Auth. Electric System
Rev.	5.000%	10/1/11	12,000	12,602
Jacksonville FL Electric Auth. Electric System
Rev.	5.000%	10/1/12	12,000	13,043
Jacksonville FL Electric Auth. Electric System
Rev.	5.000%	10/1/14	4,000	4,541
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.250%	8/6/10	38,080	38,080
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.250%	8/6/10	28,615	28,615
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.280%	8/6/10	18,165	18,165
Jacksonville FL Electric Auth. Water & Sewer
Rev. VRDO	0.250%	8/6/10	10,300	10,300
Jacksonville FL Electric Auth. Water & Sewer
Rev. VRDO	0.290%	8/6/10	24,145	24,145
Jacksonville FL Excise Taxes Rev.	4.000%	10/1/12	1,000	1,067
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/14	1,000	1,141
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/14 (4)	1,750	2,007
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,282
Lakeland FL Energy Systems Rev.	5.500%	10/1/10 (1)(Prere.)	4,300	4,338
1 Miami-Dade County FL Building Better
Communities TOB VRDO	0.280%	8/6/10	9,995	9,995
1 Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami) TOB VRDO	0.280%	8/6/10 (12)	5,070	5,070
Miami-Dade County FL Health Fac. Auth. Hosp.
Rev. PUT	4.125%	8/1/11 (1)	5,000	5,114
Miami-Dade County FL Health Fac. Auth. Rev.
(Miami Childrens Hosp.) VRDO	0.250%	8/6/10 LOC	11,650	11,650
Miami-Dade County FL Health Fac. Auth. Rev.
(Miami Childrens Hosp.) VRDO	0.250%	8/6/10 LOC	18,950	18,950
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,237
1 Miami-Dade County FL Transit Sales Surtax
Rev. TOB VRDO	0.310%	8/6/10 (4)	32,570	32,570
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/10 (14)	5,000	5,035
North Broward FL Hosp. Dist. Rev. VRDO	0.220%	8/6/10 LOC	14,870	14,870
Ocala FL Water & Sewer Rev.	5.750%	10/1/11 (3)(Prere.)	13,605	14,616
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	4.000%	1/1/13	335	355
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	4.000%	1/1/14	500	537
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	4.000%	1/1/15	500	539
Orange County FL Health Fac. Rev. (Orlando
Health Inc.)	5.000%	10/1/14	2,000	2,192
1 Orange County FL School Board COP TOB
VRDO	0.270%	8/6/10 LOC	26,090	26,090
Orange County FL Tourist Dev. Rev.	5.000%	10/1/11	6,990	7,318
Orange County FL Tourist Dev. Rev.	5.000%	10/1/12	7,335	7,948
Orange County FL Tourist Dev. Rev.	5.000%	10/1/13	7,705	8,529
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,710	9,837
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/11 (2)	7,000	7,257
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/12 (2)	5,000	5,373
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/11	1,500	1,579
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/12	1,750	1,914

Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/13	2,500	2,822
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/13	2,500	2,822
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/14	4,000	4,625
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/14	3,075	3,556
Orlando FL Waste Water System Rev.	5.000%	10/1/10 (2)	2,805	2,826
Port St. Lucie FL Util. Rev.	5.125%	9/1/11 (14)(Prere.)	1,000	1,051
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (14)(Prere.)	4,640	5,089
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/11	4,000	4,154
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.250%	2/1/13 (Prere.)	7,755	8,656
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.750%	2/1/13 (Prere.)	5,000	5,643
1 South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group) TOB VRDO	0.290%	8/6/10	6,000	6,000
Univ. of South Florida Financing Corp. VRDO	0.250%	8/6/10 LOC	19,600	19,600
				949,909
Georgia (3.1%)
1 Atlanta GA Airport Fac. Rev. TOB VRDO	0.380%	8/6/10 (4)	11,170	11,170
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/11	2,500	2,588
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/12	3,000	3,183
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/13	3,500	3,860
Atlanta GA Water & Wastewater Rev. VRDO	0.250%	8/6/10 LOC	16,000	16,000
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	4.950%	4/1/11	15,000	15,400
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	3.750%	1/12/12	9,880	10,230
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,177
Burke County GA Dev. Auth. PCR (Oglethorpe
Power Corp.) PUT	4.750%	4/1/11 (14)	7,500	7,690
Cobb County GA Kennestone Hosp. Auth. Rev.	4.000%	4/1/12	2,240	2,336
Dalton County GA Dev. Auth. (Hamilton Health
Care System) VRDO	0.270%	8/6/10 LOC	5,495	5,495
DeKalb County GA School Dist. GO	5.000%	2/1/12	30,000	32,104
Fulton County GA Dev. Auth. (Shepherd Center)
VRDO	0.260%	8/6/10 LOC	37,600	37,600
Georgia GO	5.000%	10/1/10	7,620	7,681
Georgia GO	5.000%	12/1/10 (ETM)	1,635	1,661
Georgia GO	5.000%	12/1/10	8,350	8,483
Georgia GO	5.000%	3/1/11 (ETM)	430	442
Georgia GO	5.000%	3/1/11	1,320	1,357
Georgia GO	4.000%	5/1/11	2,865	2,945
Georgia GO	5.500%	7/1/11	16,160	16,937
Georgia GO	5.700%	7/1/11	12,430	13,050
Georgia GO	6.250%	8/1/11	5,195	5,504
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,542
Georgia GO	5.000%	9/1/14	4,000	4,667
Georgia Road & Tollway Auth. Rev.	4.000%	6/1/11	2,530	2,607
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/13	13,875	15,537
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett
Hosp. System Inc.) VRDO	0.250%	8/6/10 LOC	10,715	10,715
Gwinnett County GA Water & Sewer Auth Rev.	4.000%	8/1/12	10,020	10,752

Henry County GA GO	5.000%	7/1/11	5,790	6,041
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia) VRDO	0.260%	8/6/10 LOC	25,110	25,110
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/11	5,000	5,097
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/13	7,500	7,959
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/13	6,000	6,446
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/15	10,000	10,645
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/15	6,500	7,108
Monroe County GA Dev. Auth. PCR (Georgia
Power Co. Plant Scherer) PUT	0.800%	1/7/11	11,000	11,011
Monroe County GA Dev. Auth. PCR (Georgia
Power Co. Plant Scherer) PUT	2.125%	6/4/13	5,000	5,022
Muni. Electric Auth. Georgia Rev. (Project One)	5.000%	1/1/12	4,010	4,248
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.000%	9/1/11	5,000	5,255
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.250%	9/1/11	7,250	7,640
Richmond County GA Hosp. Auth. (Univ. of
Health Services)	5.000%	1/1/13	1,330	1,431
Whitfield County GA School District GO	5.000%	4/1/11	3,250	3,351
				367,077
Hawaii (0.2%)
Hawaii GO	5.000%	9/1/10 (14)(ETM)	1,085	1,089
Hawaii GO	5.000%	9/1/10 (14)	3,915	3,931
Honolulu HI City & County GO	5.250%	7/1/12 (14)	4,950	5,414
1 Honolulu HI City & County Wastewater System
Rev. TOB VRDO	0.380%	8/6/10 (4)	4,995	4,995
State of Hawaii	5.000%	6/1/14 (ETM)	1,045	1,206
State of Hawaii	5.000%	6/1/14	1,195	1,383
State of Hawaii	5.000%	2/1/15	3,600	4,203
State of Hawaii	5.000%	2/1/16	4,000	4,709
				26,930
Idaho (0.1%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/11	7,410	7,728
Idaho Housing & Finance Assn. RAN	5.000%	7/15/12	6,675	7,239
				14,967
Illinois (5.3%)
Chicago IL Board of Educ. (Westinghouse High
School Project)	5.000%	12/1/10 (14)(ETM)	2,775	2,819
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11 (14)	3,000	3,067
1 Chicago IL Board of Educ. TOB VRDO	0.330%	8/6/10 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	1,250	1,424
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,954
1 Chicago IL GO TOB VRDO	0.260%	8/6/10 (4)	10,145	10,145
Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10 (ETM)	10,000	10,168
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12 (14)	4,400	4,657
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.300%	8/6/10 (4)	7,000	7,000
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.300%	8/6/10 (12)	8,280	8,280
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.300%	8/6/10 (4)	13,225	13,225

Chicago IL Park Dist.	5.000%	1/1/11	2,765	2,818
Chicago IL Park Dist.	5.000%	1/1/11	3,205	3,267
1 Chicago IL TOB VRDO	0.280%	8/6/10	9,995	9,995
1 Chicago IL Water Rev. TOB VRDO	0.330%	8/6/10 (4)	7,745	7,745
1 Chicago IL Water Rev. TOB VRDO	0.330%	8/6/10 (4)	7,495	7,495
Du Page & Cook Counties IL Community
Consolidated School Dist. GO	5.250%	12/1/12 (3)(Prere.)	3,750	4,166
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
PUT	3.375%	2/3/14	5,000	5,306
Illinois Educ. Fac. Auth. Student Housing Rev.	6.250%	5/1/12 (Prere.)	4,000	4,448
Illinois Finance Auth. Pollution Commonwealth
Edison Co. VRDO	0.240%	8/6/10 LOC	10,100	10,100
Illinois Finance Auth. Rev. (Advocate Health
Care) PUT	3.875%	5/1/12	5,000	5,122
Illinois Finance Auth. Rev. (Ingalls Health
System Obligated Group) VRDO	0.270%	8/6/10 LOC	24,620	24,620
Illinois Finance Auth. Rev. (Little Co. Mary
Hosp.) VRDO	0.250%	8/6/10 LOC	9,500	9,500
Illinois Finance Auth. Rev. (Loyola Univ. Health)
VRDO	0.260%	8/6/10 LOC	36,550	36,550
Illinois Finance Auth. Rev. (Northwest
Community Hosp.) VRDO	0.240%	8/6/10 LOC	3,290	3,290
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	3.000%	8/15/10	1,000	1,001
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.000%	8/15/11	2,445	2,537
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.000%	8/15/12	4,630	4,966
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.000%	8/15/13	3,250	3,554
Illinois Finance Auth. Rev. (OSF Healthcare
System) VRDO	0.310%	8/6/10 (4)	30,510	30,510
Illinois Finance Auth. Rev. (Presbyterian Homes)
VRDO	0.350%	8/6/10 (4)	7,805	7,805
Illinois Finance Auth. Rev. (Provena Health)	5.000%	5/1/12	1,840	1,916
Illinois Finance Auth. Rev. (Provena Health)	5.000%	5/1/14	1,305	1,376
Illinois Finance Auth. Rev. (Provena Health)	5.250%	5/1/15	2,555	2,714
Illinois Finance Auth. Rev. (Resurrection Health
Care)	5.000%	5/15/11 (4)	3,490	3,580
Illinois Finance Auth. Rev. (Resurrection Health
Care)	5.000%	5/15/11 (4)	4,000	4,103
Illinois Finance Auth. Rev. (Resurrection Health
Care)	5.000%	5/15/12 (4)	4,200	4,425
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/15	1,500	1,706
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.220%	8/6/10	35,081	35,081
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.220%	8/6/10	10,299	10,299
Illinois Finance Auth. Rev. VRDO	0.280%	8/6/10 LOC	16,000	16,000
Illinois GO	5.000%	3/1/11	8,350	8,533
Illinois GO	3.000%	5/20/11	36,100	36,378
Illinois GO	5.000%	6/1/11	9,600	9,899
Illinois GO	5.000%	1/1/16	25,000	27,352
1 Illinois GO TOB VRDO	1.180%	8/6/10	3,750	3,750
1 Illinois GO TOB VRDO	1.260%	8/6/10	29,915	29,915
Illinois Health Fac. Auth. Rev. (Advocate Health
Care Network) PUT	4.375%	7/1/14	5,155	5,425

Illinois Health Fac. Auth. Rev. (Evanston Hosp.
Corp.) VRDO	0.230%	8/6/10	7,000	7,000
Illinois Health Fac. Auth. Rev. (Evanston Hosp.
Corp.) VRDO	0.240%	8/6/10	12,000	12,000
Illinois Health Fac. Auth. Rev. (Northwest
Community Hosp.) VRDO	0.340%	8/2/10	7,200	7,200
Illinois Regional Transp. Auth. Rev. VRDO	1.400%	8/2/10	33,200	33,200
Illinois State Build Rev.	5.000%	6/15/16	10,000	11,322
1 Illinois State Toll Highway Auth. Toll Highway
Rev. TOB VRDO	0.280%	8/6/10	5,335	5,335
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	0.300%	8/6/10	20,550	20,550
1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	0.300%	8/6/10	58,275	58,275
Univ. of Illinois (Util. Infrastructure Project) COP
VRDO	0.260%	8/6/10	25,190	25,190
				637,578
Indiana (1.8%)
Indiana Bond Bank Rev.	5.375%	4/1/12 (2)(Prere.)	2,500	2,710
Indiana Bond Bank Rev. Revolving Funding
Program	5.600%	8/1/10 (Prere.)	3,100	3,131
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/11	1,000	1,044
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/12	1,700	1,821
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/14	1,415	1,566
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis) VRDO	0.250%	8/6/10 LOC	34,200	34,200
Indiana Finance Auth. Rev.	5.000%	7/1/11	1,270	1,320
Indiana Finance Auth. Rev.	5.000%	7/1/11	2,305	2,395
Indiana Finance Auth. Rev.	5.000%	7/1/12	1,495	1,614
Indiana Finance Auth. Rev.	5.000%	7/1/12	3,415	3,686
Indiana Finance Auth. Rev.	5.000%	11/1/12	12,130	13,238
Indiana Finance Auth. Rev. (Ascension Health)
PUT	1.250%	5/16/12	23,625	23,695
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,443
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,570
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.290%	8/6/10 (13)	10,090	10,090
1 Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	0.260%	8/6/10	18,110	18,110
Indianapolis IN Gas Util. Rev.	5.000%	6/1/11	4,225	4,359
Indianapolis IN Gas Util. Rev.	5.000%	6/1/12	8,870	9,465
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/11	1,000	1,043
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/13	1,000	1,125
Purdue Univ. Indiana Univ. Rev.	4.000%	7/1/14	2,085	2,329
St. Joseph County IN Educ. Fac. Rev. (Univ. of
Notre Dame) PUT	3.875%	3/1/12	12,500	12,962
1 Wayne Township IN School Building Corp.
Marion County TOB VRDO	0.280%	8/6/10 LOC	5,025	5,025
Whiting IN Environmental Fac. Rev. (BP
Products) PUT	2.800%	6/2/14	35,000	32,726
				214,667

Iowa (0.2%)
Iowa Finance Auth. Health Care Fac. Rev.
(Genesis Health System)	4.000%	7/1/12	1,860	1,942
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System)	5.000%	2/15/12 (12)	1,540	1,627
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System)	5.000%	2/15/13 (12)	3,265	3,538
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System) PUT	5.000%	8/15/12	5,500	5,866
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	2.100%	12/1/11 (ETM)	8,000	8,171
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	4.000%	12/1/11	1,000	1,049
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	5.000%	12/1/12	1,700	1,878
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	5.000%	12/1/15	1,400	1,650
				25,721
Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/11	1,755	1,845
Kansas Dept. of Transp. Highway Rev. VRDO	0.200%	8/6/10	11,000	11,000
Kansas Dept. of Transp. Highway Rev. VRDO	0.230%	8/6/10	26,550	26,550
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	4.000%	11/15/13	1,000	1,082
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	4.500%	11/15/14	2,500	2,772
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/14	5,150	5,640
Newton KS Hosp. Rev. (Newton Healthcare
Corp.) VRDO	0.270%	8/6/10 LOC	5,121	5,121
Wichita KS Hosp. Fac. Refunding and
Improvement Rev. (Via Christi Health System,
Inc.)	3.000%	11/15/11	500	512
Wichita KS Hosp. Fac. Refunding and
Improvement Rev. (Via Christi Health System,
Inc.)	4.500%	11/15/12	1,000	1,067
Wichita KS Hosp. Fac. Refunding and
Improvement Rev. (Via Christi Health System,
Inc.)	5.000%	11/15/13	2,000	2,201
Wichita KS Hosp. Fac. Refunding and
Improvement Rev. (Via Christi Health System,
Inc.)	5.000%	11/15/14	2,000	2,230
Wichita KS Hosp. Fac. Rev. (Via Christi Health
System, Inc.)	5.000%	11/15/14	2,060	2,300
				62,320
Kentucky (0.6%)
Kentucky Asset/Liability Comm. General Fund
Rev.	5.000%	9/1/10 (14)	5,825	5,849
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (King's Daughters)	2.000%	2/1/11	1,000	1,004
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (King's Daughters)	3.000%	2/1/12	1,000	1,021
Kentucky Econ. Dev. Finance Auth. Rev.
(Catholic Health) PUT	3.500%	11/10/10	5,000	5,040
Kentucky Property & Building Comm. Rev.	5.125%	9/1/10 (Prere.)	5,955	5,980
Kentucky Property & Building Comm. Rev.	5.000%	11/1/10 (ETM)	15,230	15,404
Kentucky Rural Water Finance Corp. Rev.
Public Project Construction Notes	1.250%	1/1/11	17,000	17,031

Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/12	4,335	4,712
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/13	3,730	4,182
Louisville & Jefferson County KY Metro. Govt.
Pollution Rev. PUT	5.375%	12/1/11	10,000	10,340
1 Louisville & Jefferson County KY Metro. Sewer
Dist. TOB VRDO	0.290%	8/6/10 (13)	6,640	6,640
				77,203
Louisiana (0.6%)
Louisiana Fac. Corp. Lease Rev. (Capitol
Complex Project)	5.000%	3/1/14	2,900	3,220
Louisiana Gasoline and Fuel Tax Rev. PUT	1.030%	8/6/10	25,100	25,147
Louisiana Local Govt. Environment Fac.
Community Dev. Auth. Rev.	4.000%	10/1/12	2,000	2,123
1 Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries) TOB VRDO	0.380%	8/6/10 (4)	3,330	3,330
Louisiana Public Fac. Auth. Rev. (Christus
Health)	5.000%	7/1/12 (4)	6,000	6,368
Louisiana Public Fac. Auth. Rev. (Christus
Health)	5.000%	7/1/13 (4)	6,000	6,495
Louisiana Public Fac. Auth. Rev. (Christus
Health)	5.000%	7/1/14 (4)	9,785	10,674
1 Louisiana State Gas & Fuels Tax Rev TOB
VRDO	0.290%	8/6/10 (4)	5,885	5,885
2 Orleans Parish LA GO	3.000%	9/1/11 (4)	8,000	8,181
2 Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,592
2 Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,705
				75,720
Maine (0.5%)
Falmouth ME BAN	3.000%	2/15/11	28,000	28,384
Maine Health & Higher Educ. Fac. Auth. Rev.
(Bowdoin College) VRDO	0.280%	8/6/10 LOC	18,700	18,700
1 Maine Housing Auth. Mortgage Rev. TOB
VRDO	0.280%	8/6/10	7,995	7,995
1 Maine State Turnpike Auth. Turnpike Rev. TOB
VRDO	0.330%	8/6/10	10,010	10,010
				65,089
Maryland (0.7%)
Maryland GO	5.000%	2/1/11	15,000	15,360
Maryland GO	5.000%	3/1/11	14,375	14,777
Maryland GO	5.250%	3/1/12	3,000	3,237
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Health System) PUT	5.000%	11/15/11	5,000	5,240
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	4.000%	7/1/11	750	770
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/12	1,000	1,071
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	7,189
Maryland Transp. Auth. Rev.	5.000%	3/1/11	22,380	23,006
Maryland Transp. Auth. Rev.	5.000%	3/1/14	7,480	8,593
				79,243
Massachusetts (2.9%)
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	5,295	5,295
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/13	8,000	8,765

Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.240%	8/6/10	37,000	37,000
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	2.875%	10/1/14	5,000	5,276
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.)	2.875%	10/1/14	2,500	2,638
Massachusetts GO	5.250%	8/1/10	2,000	2,000
Massachusetts GO	5.500%	1/1/11	8,560	8,748
Massachusetts GO	0.520%	8/1/11	18,000	18,000
Massachusetts GO	5.250%	11/1/11 (14)(Prere.)	10,000	10,616
Massachusetts GO	5.250%	11/1/11 (Prere.)	15,000	15,924
Massachusetts GO	6.000%	11/1/11	10,810	11,569
Massachusetts GO	0.660%	8/1/12	20,630	20,664
Massachusetts GO	0.810%	8/1/13	7,500	7,523
2 Massachusetts GO	5.000%	1/1/15	4,000	4,632
1 Massachusetts GO TOB VRDO	0.430%	8/6/10 LOC	28,980	28,980
Massachusetts Health & Educ. Fac. Auth. Rev.
(Amherst College) PUT	2.750%	1/5/12	4,000	4,114
Massachusetts Health & Educ. Fac. Auth. Rev.
(Bentley College) VRDO	0.240%	8/6/10 LOC	27,300	27,300
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/12	3,000	3,179
1 Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	0.280%	8/6/10	7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	4.000%	10/1/12	5,000	5,298
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/12	2,500	2,702
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,347
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.280%	8/6/10 (4)	3,920	3,920
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.380%	8/6/10 LOC	20,820	20,820
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.380%	8/6/10 (4)LOC	19,875	19,875
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.430%	8/6/10 LOC	30,090	30,090
Massachusetts Water Resources Auth. Rev.
VRDO	0.260%	8/6/10	20,440	20,440
Route 3 North Transp. Improvement Assn.
Massachusetts Lease Rev.	5.750%	6/15/11 (14)	3,415	3,429
				350,844
Michigan (2.8%)
Detroit MI GO	5.000%	4/1/11 (12)	8,465	8,588
Detroit MI GO	5.000%	4/1/12 (12)	8,860	9,163
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	14,935	16,848
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (14)	3,325	3,434
Macomb County MI Rev.	5.875%	11/15/13 (Prere.)	9,590	11,190
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	6,250	6,320
Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	12,325	12,431
Michigan GO	2.000%	9/30/10	50,000	50,122
Michigan GO	5.000%	5/1/11	5,000	5,161
Michigan Hosp. Finance Auth. Rev. (Ascension
Health)	5.000%	11/15/15	3,000	3,369

Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	4/1/11	5,935	6,070
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	3.750%	3/15/12	10,000	10,320
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	1.500%	6/1/12	16,000	16,040
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) VRDO	0.230%	8/6/10	5,000	5,000
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	4.000%	11/15/13	1,000	1,027
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	4.000%	11/15/14	1,500	1,542
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System) VRDO	0.240%	8/6/10 LOC	41,830	41,830
Michigan Hosp. Finance Auth. Rev. (McClaren
Health) VRDO	0.240%	8/6/10 LOC	24,485	24,485
Michigan Hosp. Finance Auth. Rev. (Trinity
Health) VRDO	0.200%	8/6/10	31,760	31,760
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	3.550%	10/1/11	3,000	3,113
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/12	1,910	2,095
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/12	3,065	3,361
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/15	1,835	2,145
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/15	3,185	3,723
Michigan Strategic Fund (Detroit Edison) PUT	3.050%	12/3/12	9,000	9,205
Michigan Strategic Fund (Evangelical Homes)
VRDO	0.280%	8/6/10 LOC	7,705	7,705
Michigan Trunk Line Rev.	5.000%	11/1/10 (14)	3,540	3,581
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Community Project) VRDO	0.270%	8/6/10 LOC	4,000	4,000
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	5.000%	8/1/15	2,500	2,691
1 Saginaw Valley State Univ. MI TOB VRDO	0.310%	8/6/10 (4)	5,000	5,000
Univ. of Michigan Univ. Rev.	4.000%	4/1/15	9,600	10,787
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/12	1,500	1,640
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/13	1,540	1,732
1 Western Michigan Univ. GO TOB VRDO	0.300%	8/6/10 (4)	4,995	4,995
				330,473
Minnesota (1.3%)
Minneapolis MN Health Care System (Fairview
Health Services) VRDO	0.200%	8/6/10 LOC	20,000	20,000
Minnesota GO	5.000%	8/1/10	37,375	37,380
Minnesota GO	5.000%	10/1/10	18,175	18,321
Minnesota GO	5.000%	11/1/10	10,000	10,120
Minnesota GO	3.000%	12/1/10	5,535	5,586
Minnesota GO	4.000%	8/1/11	19,990	20,738
Minnesota GO	4.000%	12/1/11	11,725	12,310
Minnesota GO	4.000%	8/1/12	17,810	19,111
St. Cloud MN Health Care Rev. (Centracare
Health System)	5.000%	5/1/12	1,000	1,062
St. Cloud MN Health Care Rev. (Centracare
Health System)	5.000%	5/1/13	1,000	1,085

St. Cloud MN Health Care Rev. (Centracare
Health System)	5.000%	5/1/14	1,000	1,102
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/11	2,000	2,068
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/12	5,000	5,333
				154,216
Mississippi (0.2%)
Jackson State Univ. MS Educ. Building Corp.
PUT	5.000%	3/1/11 (Prere.)	4,745	4,876
Medical Center Educ. Building Corp. Mississippi
Rev.	4.000%	6/1/12	1,250	1,320
Medical Center Educ. Building Corp. Mississippi
Rev.	4.000%	6/1/14	1,000	1,094
Mississippi Business Finance Corp. Solid Waste
Disposal Rev. (Waste Management Inc.) PUT	1.800%	11/1/10	6,650	6,649
Mississippi GO (Nissan Project) VRDO	0.280%	8/6/10	15,100	15,100
				29,039
Missouri (1.8%)
Kansas City MO IDA Rev. (Downtown
Redevelopment) VRDO	0.280%	8/6/10 LOC	8,900	8,900
Kansas City MO Special Obligation VRDO	0.250%	8/6/10 LOC	22,625	22,625
Kansas City MO Water Rev.	4.000%	12/1/10	3,750	3,796
Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.250%	8/2/10	7,200	7,200
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.220%	8/6/10 LOC	12,500	12,500
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.220%	8/6/10 LOC	5,675	5,675
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.250%	8/6/10	37,080	37,080
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.260%	8/6/10 LOC	5,000	5,000
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System) VRDO	0.290%	8/6/10 LOC	17,325	17,325
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System) VRDO	0.290%	8/6/10 LOC	14,250	14,250
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System) VRDO	0.290%	8/6/10 LOC	33,500	33,500
Missouri Health & Educ. Fac. Auth. Rev.
(Ascension Health) PUT	1.250%	5/16/12	15,950	16,043
Missouri Health & Educ. Fac. Auth. Rev.
(Ascension Health) PUT	1.250%	5/16/12	29,100	29,269
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) VRDO	0.250%	8/2/10	4,000	4,000
				217,163
Montana (0.1%)
Montana Fac. Finance Auth. Rev.	5.000%	1/1/13	3,035	3,259
Montana Fac. Finance Auth. Rev.	5.000%	1/1/14	6,135	6,719
				9,978
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project VRDO	0.300%	8/6/10	9,955	9,955
Lancaster County NE School Dist. No. 1 (Lincoln
Public Schools)	4.000%	1/15/11	1,405	1,429
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.280%	8/6/10 (4)	4,975	4,975

1 Nebraska Public Power Dist. Rev. TOB VRDO	0.290%	8/6/10 (13)	5,665	5,665
1 Omaha NE Public Power District Seperate
Electric Rev. TOB VRDO	0.270%	8/6/10 LOC	18,310	18,310
				40,334
Nevada (2.0%)
Clark County NV Airport Improvement Rev.	5.250%	7/1/11 (Prere.)	4,245	4,440
Clark County NV Airport Rev.	5.000%	7/1/12	30,000	31,914
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,419
Clark County NV GO	5.000%	11/1/11	7,315	7,728
Clark County NV GO	5.000%	11/1/12	6,755	7,393
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax	5.000%	7/1/11 (2)	7,120	7,387
Clark County NV Ind. Dev. Rev. (Southwest Gas
Corp.) VRDO	0.280%	8/6/10 LOC	5,900	5,900
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/11	3,595	3,718
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/12	2,700	2,883
Clark County NV School Dist. GO	5.000%	6/15/11 (14)	8,000	8,321
Clark County NV School Dist. GO	5.250%	6/15/11 (14)	15,000	15,604
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	6,000	6,424
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	9,645	10,742
Clark County NV School Dist. GO	5.250%	6/15/13 (14)	20,335	22,792
1 Clark County NV School Dist. GO TOB VRDO	0.270%	8/6/10	12,525	12,525
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11 (14)	5,000	5,178
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12 (14)	5,125	5,515
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13	500	555
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/14	250	283
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/15	500	571
Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding	5.000%	2/1/11	2,925	2,988
1 Las Vegas Valley Water Dist. Nevada TOB
VRDO	0.260%	8/6/10	40,985	40,985
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/11 (4)	6,215	6,385
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/11 (14)	5,210	5,533
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/12	2,545	2,746
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/13	4,000	4,448
Nevada GO	5.000%	12/1/10 (4)	3,640	3,697
1 Nevada System of Higher Educ. Univ. Rev. TOB
VRDO	0.330%	8/6/10	7,585	7,585
				239,659
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14	2,500	2,906
New Hampshire GO	5.000%	2/15/15	1,285	1,500
New Hampshire GO	5.000%	8/15/15	5,000	5,887
				10,293
New Jersey (3.5%)
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,137
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	10,000	11,071
Garden State Preservation Trust New Jersey	5.500%	11/1/14 (4)	6,725	7,986
New Jersey Building Auth. Rev.	5.000%	12/15/11	10,415	11,039
New Jersey Building Auth. Rev.	5.000%	12/15/12	11,145	12,246

New Jersey Building Auth. Rev.	5.000%	12/15/13	11,710	13,222
New Jersey COP	5.000%	6/15/12	3,800	4,069
New Jersey COP	5.000%	6/15/13	5,000	5,500
New Jersey COP	5.000%	6/15/14	5,120	5,749
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/12	7,570	8,106
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)(ETM)	2,000	2,006
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)(ETM)	7,015	7,038
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11 (ETM)	5,055	5,197
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11 (ETM)	4,500	4,731
New Jersey Educ. Fac. Auth. Rev. (Higher
Education Trust Fund)	5.000%	9/1/10	10,000	10,036
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	5.500%	12/1/13	8,200	8,929
New Jersey GO	6.000%	2/15/13 (3)	15,000	16,981
New Jersey GO	6.000%	2/15/13	5,000	5,666
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	10/1/11	3,200	3,354
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	10/1/12	3,995	4,303
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.000%	12/1/13	8,470	8,936
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/13	2,500	2,717
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	12/1/15	2,500	2,749
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	2,025	2,184
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/13 (4)	5,705	6,507
New Jersey Turnpike Auth. Rev. VRDO	0.290%	8/6/10 LOC	85,500	85,500
New Jersey Turnpike Auth. Rev. VRDO	0.300%	8/6/10 (4)	43,000	43,000
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12 (Prere.)	28,055	30,053
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.000%	6/1/12 (Prere.)	12,900	14,221
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.125%	6/1/12 (Prere.)	13,825	14,416
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.125%	6/1/12 (Prere.)	17,285	19,094
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.250%	6/1/13 (Prere.)	14,000	16,220
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.375%	6/1/13 (Prere.)	19,140	21,703
				419,666
New Mexico (1.8%)
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/15	4,400	4,857
New Mexico Finance Auth. Transp. Rev. VRDO	0.220%	8/6/10 LOC	32,000	32,000
New Mexico GO	5.000%	3/1/13	7,845	8,751
New Mexico GO	5.000%	3/1/13	5,535	6,174
New Mexico GO	5.000%	3/1/14	9,405	10,808
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.240%	8/6/10	56,150	56,150
1 New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. TOB VRDO	0.280%	8/6/10	7,000	7,000
New Mexico Mun. Energy Acquisition Auth. (Gas
Supply) VRDO	0.300%	8/6/10	10,000	10,000
New Mexico Severance Tax Rev.	4.000%	7/1/11	28,145	29,106

New Mexico Severance Tax Rev.	5.000%	7/1/11	2,035	2,123
New Mexico Severance Tax Rev.	5.000%	7/1/13	27,900	31,439
New Mexico Severance Tax Rev.	5.000%	7/1/15	9,150	10,692
New Mexico Severance Tax Rev.	5.000%	7/1/16	7,445	8,745
				217,845
New York (7.5%)
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/11	1,000	1,033
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/13	4,620	5,132
Long Island NY Power Auth. Electric System
Rev.	5.000%	5/1/14	8,000	9,059
Long Island NY Power Auth. Electric System
Rev.	5.000%	5/1/15	8,320	9,499
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.000%	11/15/10	2,000	2,023
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.250%	11/15/10	12,730	12,886
Metro. New York Transp. Auth. Rev. (Transit
Rev.) PUT	5.000%	11/15/12	20,000	21,591
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	20,000	22,065
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.290%	8/6/10 (13)	11,780	11,780
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	8/6/10 (4)	6,805	6,805
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.380%	8/6/10 (4)	3,625	3,625
Nassau County NY Sewer & Storm Water
Finance Auth. Rev.	5.000%	11/1/12	4,980	5,455
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	10/1/10	4,000	4,033
New York City NY Cultural Resources Rev.
(Trust for Cultural Resources) PUT	2.750%	7/1/12	8,000	8,239
New York City NY GO	5.000%	8/1/10	3,000	3,000
New York City NY GO	5.250%	11/1/10 (ETM)	6,120	6,197
New York City NY GO	5.250%	11/1/10 (2)	1,595	1,615
New York City NY GO	5.000%	8/1/12	27,760	30,171
New York City NY GO	5.250%	8/1/12	8,535	9,318
New York City NY GO	5.000%	8/1/14	11,525	13,193
1 New York City NY GO TOB VRDO	0.280%	8/6/10	8,900	8,900
New York City NY GO VRDO	0.240%	8/6/10 LOC	11,325	11,325
New York City NY GO VRDO	0.240%	8/6/10 LOC	32,600	32,600
New York City NY GO VRDO	0.240%	8/6/10 LOC	10,800	10,800
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,655	7,034
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.000%	11/1/11	15,740	16,446
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.000%	5/1/12	10,960	11,627
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	2.500%	12/27/13	27,745	27,745
1 New York City NY Housing Dev. Corp. Rev.
(Multi-Family Housing) TOB VRDO	0.280%	8/6/10	6,975	6,975
New York City NY Transitional Finance Auth.
Rev.	5.250%	2/1/11	4,000	4,086
New York City NY Transitional Finance Auth.
Rev.	5.500%	11/1/11	4,950	5,215
New York City NY Transitional Finance Auth.
Rev. Future Tax	4.000%	11/1/11	33,810	35,323
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/13	44,335	50,302

New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/14	25,760	29,906
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/15	10,000	11,728
1 New York City NY Transitional Finance Auth.
Rev. TOB VRDO	0.290%	8/6/10 (4)	25,650	25,650
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	50,000	50,012
New York State Dormitory Auth. Rev.	4.000%	2/15/12	2,230	2,345
New York State Dormitory Auth. Rev.	4.000%	7/1/14	1,270	1,394
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/12	5,000	5,327
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	8/15/12	7,025	7,630
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	2/15/15	2,000	2,256
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/15	5,000	5,678
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/11	7,720	7,947
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/12	3,890	4,174
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/12	8,140	8,734
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	2/15/15	14,025	16,262
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/12 (14)	6,200	6,289
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.) VRDO	0.220%	8/6/10 LOC	25,300	25,300
1 New York State Dormitory Auth. Rev. State
Supported Debt (State Univ.) TOB VRDO	0.280%	8/6/10	8,995	8,995
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,031
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,031
New York State Housing Finance Agency Rev.
VRDO	0.230%	8/6/10 LOC	20,000	20,000
New York State Local Govt. Assistance Corp.
VRDO	0.240%	8/6/10	32,025	32,025
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/12	6,955	7,707
New York State Thruway Auth. Rev.	4.000%	7/15/11	40,000	41,358
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/11	4,280	4,414
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/12	3,770	4,051
New York State Thruway Auth. Rev. (Second
Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	8,125
New York State Thruway Auth. Rev. (Service
Contract)	5.000%	4/1/15	15,000	17,198
New York State Urban Dev. Corp. Rev.	3.000%	12/15/10	3,835	3,875
New York State Urban Dev. Corp. Rev.	5.000%	1/1/12	5,000	5,307
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/14	27,035	31,535
New York State Urban Dev. Corp. Rev. (Service
Contract)	4.000%	1/1/12	8,665	9,074
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/13	14,475	15,852

Oyster Bay NY GO	5.000%	2/15/11	1,000	1,026
Tobacco Settlement Financing Corp. New York
Rev.	4.000%	6/1/12	20,000	21,186
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.290%	8/6/10	11,545	11,545
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.260%	8/6/10 (4)	18,000	18,000
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project) PUT	5.000%	9/1/10	5,000	5,020
				902,084
North Carolina (3.4%)
Charlotte NC Airport Rev.	5.000%	7/1/12	6,530	7,052
Charlotte NC Airport Rev.	5.000%	7/1/14	2,485	2,823
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.)	3.000%	1/15/11	3,000	3,035
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.) VRDO	0.260%	8/6/10	16,535	16,535
Guilford County NC GO	5.000%	2/1/11	8,230	8,426
1 Johnston NC Memorial Hosp. Auth. Rev. TOB
VRDO	0.330%	8/6/10 (4)	6,565	6,565
1 Johnston NC Memorial Hosp. Auth. Rev. TOB
VRDO	0.330%	8/6/10 (4)	5,025	5,025
1 Johnston NC Memorial Hosp. Auth. Rev. TOB
VRDO	0.330%	8/6/10 (4)	6,000	6,000
Mecklenburg County NC COP	5.000%	2/1/11	1,000	1,023
Mecklenburg County NC GO	4.000%	2/1/11	2,000	2,038
Mecklenburg County NC GO	5.000%	2/1/11	10,480	10,730
Mecklenburg County NC GO	4.000%	3/1/11	5,000	5,110
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/11	3,000	3,083
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/12	5,000	5,370
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/13	2,700	3,009
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/14	5,005	5,744
New Hanover County NC Hosp. Rev. (New
Hanover Regional Medical Center) VRDO	0.230%	8/6/10 (4)	13,000	13,000
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/13	5,000	5,469
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/14	2,170	2,409
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/15	2,000	2,230
North Carolina GO	5.500%	3/1/11	16,510	17,017
North Carolina GO	5.000%	4/1/11	10,000	10,317
North Carolina GO	5.500%	3/1/13	9,000	10,152
North Carolina Medical Care Comm. Health
Care Fac. (Duke Univ. Health System) VRDO	0.260%	8/6/10	21,000	21,000
North Carolina Medical Care Comm. Health
Care Fac. (Duke Univ. Health System) VRDO	0.300%	8/6/10	47,070	47,070
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health System Eastern)
VRDO	0.250%	8/6/10 LOC	22,050	22,050
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health System Eastern)
VRDO	0.270%	8/6/10 LOC	9,300	9,300

North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/13	1,560	1,716
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/14	2,495	2,793
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/15	1,500	1,689
1 North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) TOB VRDO	0.280%	8/6/10	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) VRDO	0.250%	8/6/10 LOC	9,360	9,360
North Carolina Medical Care Comm. Hosp. Rev.
(CaroMont Health) VRDO	0.270%	8/6/10 LOC	19,980	19,980
North Carolina Muni. Power Agency Rev.	5.250%	1/1/13	6,000	6,610
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13 (ETM)	4,540	5,061
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	9,635	10,664
North Carolina State Grant Antic Rev.	4.000%	3/1/11	5,420	5,538
North Carolina State Grant Antic Rev.	5.000%	3/1/13	11,740	13,064
1 The Charlotte-Mecklenburg Hosp. North
Carolina Health Care Auth. TOB VRDO	0.280%	8/6/10	5,815	5,815
Univ. of North Carolina Chapel Hill Foundation
VRDO	0.250%	8/6/10	11,300	11,300
Univ. of North Carolina Chapel Hill Foundation
VRDO	0.270%	8/6/10	19,700	19,700
Wake County NC GO	4.000%	2/1/14	16,060	17,865
Wake County NC Public Improvement GO	5.000%	3/1/11	16,000	16,445
				404,182
Ohio (4.2%)
Akron OH Bath & Copley Joint Township Hosp.
Dist. Rev. (Akron General Health) VRDO	0.230%	8/6/10 LOC	20,100	20,100
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	9/1/12	4,440	4,754
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	9/1/13	21,675	23,702
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.270%	8/6/10 LOC	6,000	6,000
1 American Muni. Power Ohio Inc. (Prairie State
Energy Campus Project) TOB VRDO	0.300%	8/6/10 (12)	4,500	4,500
Cleveland OH Water Rev. VRDO	0.220%	8/6/10 LOC	2,000	2,000
Columbus OH GO	5.000%	7/1/11	1,500	1,565
Columbus OH GO	5.000%	9/1/11	5,605	5,892
Columbus OH GO	5.000%	9/1/11	5,440	5,719
Columbus OH GO	5.000%	7/1/12	1,250	1,362
Delaware City OH BAN	1.500%	12/21/10	3,500	3,514
Franklin County OH Hosp. Rev. (Nationwide
Childrens) VRDO	0.240%	8/6/10	11,680	11,680
Franklin County OH Hosp. Rev. (Nationwide
Childrens) VRDO	0.240%	8/6/10	26,770	26,770
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.240%	8/6/10	41,620	41,620
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.250%	8/6/10	4,440	4,440
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.260%	8/6/10	39,950	39,950
Hamilton County OH Sewer System Rev.	5.000%	12/1/10 (14)	4,980	5,059
Mahoning County OH BAN	2.000%	11/16/10	4,000	4,011
Middletown OH Hosp. Fac. Rev. (Atrium Medical
Center) VRDO	0.230%	8/6/10 LOC	16,915	16,915

Montgomery County OH Rev. (Catholic Health
Initiatives) PUT	5.000%	11/12/13	8,000	8,800
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power) PUT	3.875%	6/1/14	3,500	3,637
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)
PUT	5.250%	3/1/11	10,000	10,226
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)
PUT	3.000%	4/2/12	2,900	2,938
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)
PUT	3.000%	4/2/12	5,500	5,552
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)
PUT	4.750%	8/1/12	14,000	14,790
Ohio Air Quality Dev. Auth. PCR PUT	3.250%	6/2/14	5,000	5,054
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	17,341
Ohio GO	5.000%	9/15/10 (ETM)	8,925	8,978
Ohio GO	5.000%	5/1/11 (ETM)	2,315	2,398
Ohio GO	3.000%	8/1/11	11,540	11,852
Ohio GO	4.000%	8/1/11	7,460	7,736
Ohio GO	5.000%	8/1/11 (14)	3,000	3,141
Ohio GO	5.000%	5/1/12	2,100	2,271
Ohio GO	5.000%	8/1/12	9,800	10,697
Ohio GO	5.000%	9/15/15	10,000	11,698
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10	9,000	9,159
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Clinic Health) TOB VRDO	0.280%	8/6/10	6,275	6,275
Ohio Higher Educ. Fac. Comm. Rev. (Marietta
College) VRDO	0.270%	8/6/10 LOC	6,165	6,165
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.) VRDO	0.270%	8/6/10 LOC	6,300	6,300
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College)	5.000%	10/1/14	3,000	3,475
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	3.000%	1/15/11	5,235	5,270
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.000%	1/15/14	625	681
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.000%	1/15/15	500	546
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	13,196
Ohio Major New State Infrastructure Project
Rev.	5.000%	6/15/12	10,000	10,840
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,372
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10	7,270	7,271
Ohio State Hosp. Rev. (Univ. Hosp Health
System, Inc.) VRDO	0.230%	8/6/10 LOC	25,675	25,675
Ohio Water Dev. Auth. PCR	5.050%	6/1/12 (Prere.)	11,780	12,787
Ohio Water Dev. Auth. PCR (FirstEnergy
Generation Corp. Project) VRDO	0.250%	8/2/10 LOC	4,000	4,000
1 Ohio Water Dev. Auth. Rev. Fresh Water TOB
VRDO	0.430%	8/6/10	9,940	9,940
Ohio Water Dev. Auth. Solid Waste Disposal
Rev. (Waste Management Project) PUT	2.625%	1/2/13	4,000	4,009
Ohio Water Dev. Auth. Solid Waste Rev. (Waste
Management Inc. Project) PUT	1.500%	12/1/10	4,500	4,501
Salem OH Hosp. Rev. (Salem Community Hosp
Project) VRDO	0.250%	8/6/10 LOC	12,225	12,225

Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/11	2,500	2,544
				505,893
Oklahoma (0.6%)
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist)	5.000%	8/15/12	1,875	2,011
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist) VRDO	0.250%	8/6/10 (12)	16,610	16,610
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist) VRDO	0.280%	8/6/10 (12)	33,205	33,205
Oklahoma Muni Power Auth. Power Supply
System Rev. PUT	3.875%	7/1/12 (4)	5,000	5,249
Oklahoma Transp. Auth. Turnpike System Rev.
Refunding	5.375%	1/1/12 (2)	11,900	12,755
1 Tulsa County OK Ind. Auth. Health Care Rev.
(St. Francis Health System) TOB VRDO	0.280%	8/6/10	7,620	7,620
				77,450
Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System) PUT	5.000%	7/15/12	7,000	7,337
Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	11,000	11,045
Oregon State Dept. Administrative Services	5.000%	5/1/12	2,500	2,693
Oregon State Dept. Administrative Services	5.000%	4/1/14	2,000	2,291
Oregon State Dept. Transp. Highway Usertax
Rev.	4.000%	11/15/11	2,000	2,096
Oregon State Fac. Auth. Rev. (PeaceHealth)	3.000%	3/15/11	12,430	12,567
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/13	1,000	1,081
Oregon State Fac. Auth. Rev. (PeaceHealth)	4.000%	11/1/13	500	537
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/14	1,050	1,153
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/15	1,500	1,658
Oregon State Fac. Auth. Rev. (Reed College
Projects) VRDO	0.300%	8/6/10	17,000	17,000
				59,458
Pennsylvania (5.0%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/10	14,400	14,458
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	3.000%	5/15/11	3,500	3,562
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/11	1,750	1,815
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/11	1,500	1,568
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	4.000%	5/15/12	5,000	5,246
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/12	2,000	2,139
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/13	10,000	10,956
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/14	10,500	11,690
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	9,327
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) PUT	1.330%	8/6/10	10,000	10,000
Delaware County PA GO	5.000%	10/1/12	1,115	1,225
Delaware County PA IDA PCR (PECO Energy
Co.)	4.000%	12/1/12	10,000	10,532

Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,521
Governor Mifflin PA School Dist. VRDO	0.300%	8/6/10 (4)	14,970	14,970
Governor Mifflin PA School Dist. VRDO	0.300%	8/6/10 (4)	13,225	13,225
1 Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	0.250%	8/6/10 LOC	3,280	3,280
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Muhlenberg College) VRDO	0.250%	8/6/10 LOC	8,040	8,040
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/13	2,000	2,173
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/14	2,670	2,930
Pennsylvania Econ. Dev. Auth. Rev.	5.000%	6/15/12	3,730	4,014
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Waste Management, Inc. Project)	2.750%	9/1/13	4,500	4,531
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Waste Management, Inc. Project) PUT	2.625%	12/3/12	11,375	11,453
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,072
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	11,531
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,031
Pennsylvania GO	5.250%	10/15/10 (Prere.)	5,000	5,102
Pennsylvania GO	5.000%	3/15/11	9,120	9,389
Pennsylvania GO	5.000%	7/1/11 (14)	30,935	32,275
Pennsylvania GO	5.000%	9/1/11	14,430	15,166
Pennsylvania GO	5.100%	5/1/12 (4)(Prere.)	6,800	7,365
Pennsylvania GO	5.000%	4/15/13	10,745	12,019
Pennsylvania GO	4.000%	7/15/13	16,995	18,673
Pennsylvania GO	5.000%	9/1/13	4,300	4,871
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,946
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	3.500%	5/15/12	3,000	3,118
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,727
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11	5,000	5,191
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	4.000%	6/15/11	3,000	3,095
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/11	2,270	2,362
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/12	2,750	2,981
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/12	8,470	9,183
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/13	3,000	3,358
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/13	13,945	15,598
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	5.000%	6/15/14	8,000	9,186
Pennsylvania State Turnpike Comm. Rev.
VRDO	0.300%	8/6/10	19,103	19,102
Pennsylvania State Turnpike Comm. Rev.
VRDO	0.300%	8/6/10	30,898	30,897

1 Pennsylvania State Univ. Rev. TOB VRDO	0.430%	8/6/10	12,755	12,755
Pennsylvania Turnpike Comm. Rev.	0.800%	6/1/11	13,000	13,000
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11 (12)	1,780	1,818
Pennsylvania Turnpike Comm. Rev.	0.900%	6/1/12	12,000	12,000
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/14	8,095	9,057
Pennsylvania Turnpike Comm. Rev. VRDO	0.250%	8/6/10 LOC	24,200	24,200
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	8/6/10 (4)	22,030	22,030
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11	3,000	3,123
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12	3,000	3,200
Philadelphia PA IDA Rev. VRDO	0.250%	8/6/10 LOC	38,600	38,600
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	5,000	5,676
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	5.000%	6/1/11	5,000	5,166
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	0.280%	8/6/10	9,500	9,500
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	4.000%	9/15/10	3,585	3,602
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	4.000%	9/15/11	1,000	1,042
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.000%	9/15/11	2,100	2,211
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.000%	9/15/12	8,090	8,874
Westmoreland County PA IDA Rev. (Excela
Project)	3.500%	7/1/13	1,830	1,892
Westmoreland County PA IDA Rev. (Excela
Project)	4.000%	7/1/14	1,380	1,453
				599,092
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Rev.
PUT	5.000%	8/1/11 (Prere.)	40,000	41,902

Rhode Island (0.1%)
Rhode Island Health & Educ. (Rogers Williams
Univ.) VRDO	0.270%	8/6/10 LOC	8,700	8,700
Rhode Island State & Providence Plantations
GO	5.000%	10/1/12	4,000	4,379
				13,079
South Carolina (1.4%)
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	0.240%	8/6/10	33,575	33,575
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11	2,610	2,689
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12	5,275	5,591
Greenville County SC Hosp. System Rev.
VRDO	0.470%	8/6/10 LOC	34,000	34,000
Greenville County SC School Dist. GO	5.000%	12/1/15	5,000	5,739
1 Greer SC Combined Util. System Rev. TOB
VRDO	0.260%	8/6/10 (13)	9,685	9,685
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/15	2,000	2,243
South Carolina Educ. Fac. Auth. VRDO	0.250%	8/6/10 LOC	7,000	7,000
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Sisters of Charity Providence
Hosp.) VRDO	0.250%	8/6/10 LOC	22,125	22,125

South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	2.000%	2/1/11	2,000	2,013
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	3.000%	2/1/12	1,000	1,026
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/13	1,000	1,077
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/14	2,000	2,180
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/15	1,000	1,092
South Carolina Jobs Econ. Dev. Auth. Rev.
(Waste Management Inc.) PUT	1.800%	11/1/10	3,060	3,059
South Carolina Public Service Auth. Rev.
(Santee Cooper)	5.000%	1/1/14	3,000	3,410
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	7,000	7,386
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/14	14,220	16,197
Spartanburg County SC Regional Health
Services Dist. Rev. VRDO	0.320%	8/6/10 (12)	5,120	5,120
				165,207
Tennessee (2.4%)
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds)	5.000%	6/1/11	15,000	15,571
Chattanooga TN Industrial Dev. Board Lease
Rev.	5.750%	10/1/10 (Prere.)	10,265	10,361
Hamilton County TN CP	0.900%	8/4/10	43,060	43,060
Hamilton County TN CP	0.930%	8/5/10	10,000	10,000
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.000%	4/1/12	500	525
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.000%	4/1/13	645	689
Knox County TN GO	5.500%	4/1/11	3,000	3,105
1 Knoxville TN Waste Water System Rev. TOB
VRDO	0.330%	8/6/10	7,495	7,495
Lewisburg TN Individual Dev. Board Rev.
(Waste Management Project) PUT	2.500%	7/1/12	5,250	5,269
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	31,750	32,229
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)	5,000	5,659
Memphis TN Electric System Rev.	5.000%	12/1/14	25,000	29,130
Memphis TN Electric System Rev.	5.000%	12/1/15	25,000	29,323
Metro. Govt. of Nashville & Davidson County TN
GO	5.000%	8/1/10 (ETM)	5,165	5,166
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,754
Sevier County TN Public Building Auth. (Local
Govt. Public Improvement Bonds)	5.000%	3/1/11 (12)	20,000	20,519
Shelby County TN GO	5.000%	4/1/11	1,000	1,032
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	6/1/11	3,300	3,398
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	6/1/12	5,000	5,299
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	4.000%	9/1/12	6,135	6,463
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	9/1/13	9,600	10,575
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	9/1/14	2,500	2,791
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	18,965	19,016
Tennessee GO	5.000%	5/1/12	3,500	3,785

Tennessee GO	5.000%	5/1/14	3,000	3,462
Tennessee State School Bond Auth.	5.000%	5/1/13	5,460	6,112
				288,788
Texas (10.6%)
Austin TX Electric Util. System Rev.	5.000%	11/15/10 (2)	5,000	5,065
Austin TX Public Improvement GO	5.000%	9/1/10	6,250	6,276
1 Brownsville TX TOB VRDO	0.310%	8/6/10 (4)	6,060	6,060
1 Corpus Christi TX Util. Systems Rev. TOB
VRDO	0.330%	8/6/10 (4)	5,130	5,130
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/13 (12)	2,775	3,085
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/14 (12)	2,775	3,155
Dallas TX GO	5.000%	2/15/11	8,310	8,523
Dallas TX GO	5.000%	2/15/11	4,000	4,102
Dallas TX GO	5.000%	2/15/12	10,000	10,713
Dallas TX GO	5.000%	2/15/15	6,295	7,340
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	2,490	2,510
Dallas-Fort Worth TX International Airport Rev.	4.000%	11/1/12	3,500	3,739
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/13	4,000	4,482
Denton TX Independent School Dist. VRDO	0.300%	8/6/10	17,550	17,550
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,419
Fort Worth TX GO	4.000%	3/1/12	4,260	4,503
Gulf Coast TX Waste Disposal Auth.
Environmental Fac. Rev. (BP Products North
America Project) PUT	2.300%	9/3/13	9,000	8,438
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Hermann Health) VRDO	0.270%	8/6/10 LOC	30,000	30,000
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp. System) VRDO	0.240%	8/2/10	4,500	4,500
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp. System) VRDO	0.240%	8/2/10	17,400	17,400
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12	15,000	16,335
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (St. Luke's Episcopal Health
Sytem)	5.000%	2/15/13	4,335	4,704
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (St. Luke's Episcopal Health
Sytem)	5.000%	2/15/14	5,915	6,518
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/11	1,000	1,052
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/13	500	559
Harris County TX GO	6.000%	8/1/14 (14)	23,045	27,483
1 Harris County TX GO TOB VRDO	0.290%	8/6/10 (13)	9,600	9,600
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College Medicine) VRDO	0.250%	8/2/10 LOC	3,295	3,295
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Texas Children's Hosp.) VRDO	0.280%	8/6/10	58,600	58,600
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp. System) VRDO	0.240%	8/2/10	7,100	7,100
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO	0.320%	8/6/10	10,000	10,000
Harris County TX Rev.	5.000%	10/1/12	3,000	3,317
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)(Prere.)	3,250	3,575
Harris County TX Toll Road Rev.	5.375%	8/15/12 (Prere.)	6,000	6,599

Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	5,000	5,399
Houston TX GO	5.000%	3/1/12 (14)	21,040	22,549
Houston TX Higher Educ. Finance Corp. (Rice
Univ.) VRDO	0.250%	8/6/10	10,400	10,400
Houston TX Independent School Dist. GO	4.000%	7/15/12	3,010	3,221
Houston TX Util. System Rev.	5.250%	5/15/14 (14)	2,500	2,892
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	8,000	8,255
1 Houston TX Util. System Rev. TOB VRDO	0.280%	8/6/10 (4)	17,540	17,540
1 Houston TX Util. System Rev. TOB VRDO	0.330%	8/6/10 (1)	9,995	9,995
1 Houston TX Util. System Rev. TOB VRDO	0.330%	8/6/10 (4)	25,520	25,520
Houston TX Water & Sewer System Rev.	5.250%	12/1/12 (Prere.)	10,260	11,368
Katy TX Independent School Dist. GO	5.000%	2/15/15	4,295	4,999
Lone Star College TX System Rev.	5.000%	8/15/12	615	672
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/15	2,000	2,300
Lubbock TX	5.000%	2/15/12 (14)(Prere.)	4,355	4,663
Lubbock TX GO	5.000%	2/15/11	1,250	1,282
Lubbock TX Health Fac. (St. Joseph) PUT	3.050%	10/16/12	17,550	17,866
Mansfield TX Independent School Dist. Rev.	5.000%	2/15/12	2,000	2,140
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	5.125%	6/1/11	7,500	7,705
Mission TX Econ. Dev. Corp. Solid Waste
Disposal Rev. (Republic Services) PUT	1.300%	10/1/10	4,100	4,100
Montgomery County TX (Pass Thru Toll Rev.)	4.000%	3/1/12 (12)	2,000	2,110
Montgomery County TX (Pass Thru Toll Rev.)	5.000%	3/1/14 (12)	1,475	1,679
Montgomery County TX PUT	5.000%	9/1/10 (4)	2,500	2,510
North Texas Tollway Auth. Rev.	5.000%	1/1/11	5,745	5,827
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	5,000	5,254
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	20,000	21,464
North Texas Tollway Auth. Rev. VRDO	0.250%	8/6/10 LOC	27,000	27,000
Northside TX Independent School Dist. PUT	2.100%	6/1/11	10,000	10,110
Northside TX Independent School Dist. PUT	1.500%	8/1/12	17,000	17,084
Northside TX Independent School Dist. PUT	1.750%	6/1/13	20,000	20,040
Plano TX Independent School Dist.	5.000%	2/15/11	1,460	1,497
Plano TX Independent School Dist.	4.000%	2/15/13	1,210	1,310
1 Port Arthur TX Independent School Dist. GO
TOB VRDO	0.300%	8/6/10 (12)	7,660	7,660
Richardson TX Independent School Dist. GO
VRDO	0.290%	8/6/10	20,300	20,300
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.000%	8/1/10	8,460	8,461
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	16,085	16,499
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13 (ETM)	515	575
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	9,410	10,477
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,946
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,182
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	14,000	16,439
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	7,000	7,000
1 San Antonio TX Electric & Gas TOB VRDO	0.280%	8/6/10	11,985	11,985
San Antonio TX GO	3.625%	12/1/10 (Prere.)	865	875
San Antonio TX GO PUT	3.625%	12/1/10	29,135	29,453
Sherman TX Independent School Dist. PUT	1.900%	8/1/10	7,220	7,220
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Valley Baptist Medical
Center-Brownsville Project) VRDO	0.270%	8/6/10 LOC	39,150	39,150
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev.	5.000%	8/15/12	2,745	2,928
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/13	1,155	1,251

Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/14	1,785	1,944
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health) VRDO	0.250%	8/6/10 LOC	23,000	23,000
Tarrant County TX Health Fac. Dev. Corp. Hosp.
Rev. (Cook Children's Medical Center)	5.000%	12/1/15	1,580	1,790
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/11	3,850	3,951
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/12	5,000	5,348
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/13	2,000	2,214
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	2,500	2,593
Texas A & M Univ. Rev. Financing System	5.000%	5/15/12	7,000	7,577
Texas GO	2.500%	10/1/10	5,615	5,636
Texas GO	4.000%	10/1/11	7,005	7,308
Texas GO	5.000%	10/1/12	7,000	7,694
Texas GO	5.000%	10/1/13	7,500	8,522
Texas GO	5.000%	10/1/14	8,370	9,758
Texas GO Public Finance Auth.	5.000%	10/1/10	7,250	7,308
Texas GO Public Finance Auth.	5.000%	10/1/11	4,000	4,219
1 Texas GO TOB VRDO	0.280%	8/6/10	8,685	8,685
1 Texas GO TOB VRDO	0.280%	8/6/10	73,750	73,750
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	0.760%	9/15/10	2,545	2,539
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.000%	12/15/10	13,370	13,523
Texas State Transp. Comm. First Tier	5.000%	4/1/12	7,000	7,543
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,187
Texas State Univ. System Rev.	5.000%	3/15/11	3,000	3,087
2 Texas State Univ. System Rev.	5.000%	3/15/13	1,000	1,114
Texas Tech Univ. Rev. Refunding &
Improvement	4.000%	2/15/11	2,010	2,050
Texas Tech Univ. Rev. Refunding &
Improvement	4.000%	2/15/12	2,000	2,109
Texas TRAN	2.500%	8/31/10	60,000	60,118
1 Texas Transp. Comm. Mobility Fund TOB
VRDO	0.280%	8/6/10	11,045	11,045
Texas Transp. Comm. Mobility Fund VRDO	0.250%	8/6/10	9,900	9,900
Texas Water Dev. Board Rev.	5.000%	7/15/14	1,355	1,570
Texas Water Dev. Board Rev.	5.000%	7/15/14	5,260	6,096
Texas Water Finance Assistance GO	4.000%	8/1/11	1,150	1,193
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,585
Tyler TX Independent School Dist. GO	3.500%	2/15/11	1,845	1,877
Tyler TX Independent School Dist. GO	3.750%	2/15/13	2,150	2,315
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10	4,470	4,479
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	24,900	28,137
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	10,000	11,300
Waco TX Educ. Finance Corp. (Baylor Univ.)
VRDO	0.250%	8/6/10	75,865	75,865
Waco TX Educ. Finance Corp. (Baylor Univ.)
VRDO	0.250%	8/6/10	45,815	45,815
				1,274,623
Utah (0.3%)
Davis County UT School Dist.	5.000%	6/1/11	1,605	1,668
Intermountain Power Agency Utah Power
Supply Rev.	5.000%	7/1/11	5,000	5,209
Utah GO	5.375%	7/1/12	11,000	12,070
3 Utah GO	4.000%	7/1/14	10,000	11,236

Utah GO	5.000%	7/1/14	4,000	4,649
				34,832
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/14	3,350	3,684

Virginia (2.2%)
Alexandria VA IDA Rev. (Institute for Defense
Analyses Project) VRDO	0.270%	8/6/10 LOC	6,400	6,400
Amherst VA Ind. Dev. Auth. Rev. (Sweet Briar)
VRDO	0.250%	8/6/10 LOC	9,600	9,600
1 Fairfax County VA IDA Rev. TOB VRDO	0.280%	8/6/10	9,500	9,500
Fairfax County VA Public Improvement GO	5.000%	10/1/10	30,195	30,439
Fairfax County VA Public Improvement GO	4.000%	4/1/11	4,780	4,900
Louisa VA IDA Solid Waste & Sewer Disposal
Rev. (Virginia Electric & Power Co.) PUT	5.000%	12/1/10	15,000	15,704
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	10,000	10,039
Roanoke VA IDA Hosp. Rev. (Carilion Health
System) VRDO	0.250%	8/2/10 (4)	6,410	6,410
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11	3,500	3,680
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/12	1,650	1,766
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	3,525	3,918
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	2,010	2,234
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/12	10,000	10,705
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/11	4,500	4,734
Virginia Commonwealth Transp. Board Federal
Highway Rev.	5.000%	10/1/10	5,000	5,041
Virginia Commonwealth Transp. Board Federal
Highway Rev.	5.500%	10/1/10	16,345	16,491
Virginia GO	4.000%	6/1/11	4,000	4,126
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/11	2,290	2,399
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/14	4,080	4,739
Virginia Public Building Auth. Rev.	3.000%	8/1/10	10,675	10,676
Virginia Public Building Auth. Rev.	5.000%	8/1/10	4,000	4,001
Virginia Public Building Auth. Rev.	5.000%	8/1/12	6,525	7,132
Virginia Public Building Auth. Rev.	5.000%	8/1/12	1,100	1,202
Virginia Public School Auth. Rev.	5.000%	8/1/10	3,665	3,665
Virginia Public School Auth. Rev.	5.000%	8/1/10 (ETM)	3,230	3,230
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,770	2,770
Virginia Public School Auth. Rev.	5.000%	8/1/10	5,900	5,901
Virginia Public School Auth. Rev.	5.500%	8/1/10 (ETM)	3,030	3,030
Virginia Public School Auth. Rev.	5.500%	8/1/10	1,615	1,615
Virginia Public School Auth. Rev.	5.000%	4/15/11	4,000	4,135
Virginia Public School Auth. Rev.	4.000%	8/1/11	4,275	4,435
Virginia Public School Auth. Rev.	5.000%	8/1/11	4,135	4,331
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,571
Virginia Public School Auth. Rev.	4.000%	8/1/12	6,435	6,905
Virginia Public School Auth. Rev.	5.000%	8/1/14	20,000	23,232
Virginia Public School Auth. Rev.	5.000%	8/1/15	11,440	13,469
Virginia Small Business Finance Auth.
Healthcare Fac. Rev. (Sentara Healthcare)	5.000%	11/1/13	3,505	3,883
1 Virginia State Resource Auth. Infrastructure
Rev. TOB VRDO	0.280%	8/6/10	5,415	5,415
				263,423
Washington (2.9%)
1 Bellevue WA GO TOB VRDO	0.310%	8/6/10	5,445	5,445

1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	0.280%	8/6/10 (4)	8,280	8,280
Clark County WA Public Util. Rev.	5.000%	1/1/15	1,500	1,688
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/14	6,940	8,013
1 Grant County WA Public Util. Dist. No. 002 TOB
VRDO	0.290%	8/6/10 (4)	12,805	12,805
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,012
King County WA School Dist. GO	5.000%	6/1/12	6,700	7,265
1 King County WA Sewer Rev. TOB VRDO	0.280%	8/2/10 (4)	7,885	7,885
1 King County WA Sewer Rev. TOB VRDO	0.280%	8/6/10 LOC	22,820	22,820
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11 (14)	1,500	1,576
Washington GO	5.000%	1/1/11 (2)	21,735	22,168
Washington GO	4.000%	2/1/11	6,130	6,245
Washington GO	4.000%	2/1/11	7,845	7,992
Washington GO	5.000%	7/1/11	4,750	4,956
Washington GO	5.000%	1/1/12 (2)	12,255	13,065
Washington GO	4.000%	2/1/12	3,915	4,130
Washington GO	5.000%	1/1/13	13,605	15,062
Washington GO	5.000%	1/1/13	10,535	11,663
Washington GO	5.000%	2/1/13	5,285	5,868
Washington GO	5.000%	1/1/15 (2)	4,500	5,228
Washington GO	5.000%	1/1/16	5,000	5,854
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11	3,295	3,438
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/11	8,970	9,393
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12	5,555	6,046
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/13	5,050	5,687
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/13	9,215	10,407
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/14	9,440	10,941
1 Washington GO TOB VRDO	0.280%	8/6/10	6,145	6,145
Washington Health Care Fac. Auth. (Catholic
Health Initiatives) VRDO	0.250%	8/6/10	17,000	17,000
Washington Health Care Fac. Auth. (Multicare
Health System)	5.000%	8/15/12	1,625	1,739
Washington Health Care Fac. Auth. (Multicare
Health System)	5.000%	8/15/13	1,450	1,582
Washington Health Care Fac. Auth. (Multicare
Health System)	5.000%	8/15/14	1,590	1,758
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.250%	8/2/10 (4)	7,775	7,775
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.240%	8/6/10 (4)	14,535	14,535
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/11	900	946
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/12	1,315	1,413
Washington Health Care Fac. Auth. (Southwest
Washington Medical Center) VRDO	0.300%	8/6/10 LOC	27,385	27,385
Washington Higher Educ. Fac. Auth. (Whitman
College) VRDO	0.250%	8/6/10	25,970	25,970
1 Washington State Health Care Fac. Auth. Rev.
TOB VRDO	0.280%	8/6/10	13,050	13,050
				346,230
West Virginia (0.3%)
West Virginia Commissioner of Highways
Special Obligation	4.000%	9/1/10	3,000	3,009

West Virginia Commissioner of Highways
Special Obligation	5.000%	9/1/12	4,970	5,422
West Virginia Commissioner of Highways
Special Obligation	5.000%	9/1/13	4,645	5,222
West Virginia Econ. Dev. Auth. PCR (Ohio
Power) PUT	3.125%	4/1/15	5,000	5,018
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/13	1,300	1,408
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/14	5,150	5,653
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10 (4)(Prere.)	5,000	5,046
				30,778
Wisconsin (2.1%)
Badger Tobacco Asset Securitization Corp. WI	5.750%	6/1/11 (ETM)	7,000	7,307
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	26,580	29,216
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	51,795	55,702
Badger Tobacco Asset Securitization Corp. WI	6.375%	6/1/12 (Prere.)	42,920	47,470
Milwaukee WI GO	5.000%	10/1/10 (14)	12,735	12,838
Oneida Tribe of Indians WI VRDO	0.270%	8/6/10 LOC	6,380	6,380
Racine WI Solid Waste Disposal Rev. (Republic
Services Project) VRDO	0.280%	8/6/10 LOC	11,400	11,400
Wisconsin GO	5.000%	5/1/12	2,250	2,432
Wisconsin GO	5.000%	5/1/14	6,490	7,453
Wisconsin GO	5.000%	5/1/15	10,000	11,646
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,609
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,623
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.) PUT	4.750%	8/15/14	8,000	8,443
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beloit College) VRDO	0.280%	8/6/10 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(GoodWill Ind. North Central) VRDO	0.250%	8/6/10 LOC	4,830	4,830
Wisconsin Health & Educ. Fac. Auth. Rev.
(Luther Hosp.)	5.000%	11/15/13	1,000	1,110
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	4.000%	8/1/10 (4)	1,000	1,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	4.000%	8/1/11 (4)	1,215	1,251
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	4.000%	8/1/12 (4)	1,330	1,396
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	4.000%	8/1/13 (4)	1,320	1,406
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/15/13	1,500	1,619
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/15/15	1,790	1,967
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/15/16	6,115	6,672
Wisconsin Health & Educ. Fac. Auth. Rev.
(Wheaton Franciscan Services)	5.750%	2/15/12 (Prere.)	5,000	5,453
1 Wisconsin Health & Educ. Fac. Auth. Rev. TOB
VRDO	0.280%	8/6/10	6,150	6,150
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/14	5,000	5,734
Wisconsin Transp. Rev.	5.000%	7/1/11	1,000	1,042

Wisconsin Transp. Rev.	5.000%	7/1/13 (Prere.)	4,000	4,509
				257,658
Total Tax-Exempt Municipal Bonds (Cost $11,641,895)				11,785,487
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $277,201)	0.249%		277,201,297	277,201

Total Investments (100.4%) (Cost $11,919,096)				12,062,688
Other Assets and Liabilities-Net (-0.4%)				(43,782)
Net Assets (100%)				12,018,906
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $1,320,460,000, representing 11.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2010.
3 Securities with a value of $2,809,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Short-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Short-Term Tax-Exempt Fund

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)
				Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	September 2010	1,990	436,059	232
5-Year U.S. Treasury Note	September 2010	(635)	(76,091)	(1,947)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,785,487	—
Temporary Cash Investments	277,201	—	—
Futures Contracts—Assets[1]	218	—	—
Futures Contracts—Liabilities[1]	(288)	—	—
Total	277,131	11,785,487	—
1 Represents variation margin on the last day of the reporting period.

Short-Term Tax-Exempt Fund

D. At July 31, 2010, the cost of investment securities for tax purposes was $11,921,355,000. Net unrealized appreciation of investment securities for tax purposes was $141,333,000, consisting of unrealized gains of $144,874,000 on securities that had risen in value since their purchase and $3,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (1.0%)
Alabama GO	5.250%	6/1/11 (Prere.)	3,455	3,599
Alabama GO	5.250%	6/1/11 (Prere.)	5,155	5,370
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,318
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,318
Alabama Incentives Financing Auth.	5.000%	9/1/24	3,695	4,048
Alabama Incentives Financing Auth.	5.000%	9/1/24	2,520	2,761
Alabama Public School & College Auth.	5.000%	12/1/19	58,350	66,302
Alabama Public School & College Auth.	5.000%	12/1/20	60,660	68,062
Alabama Public School & College Auth.	5.000%	12/1/21	62,600	69,619
Alabama Public School & College Auth.	5.000%	12/1/22	13,595	15,007
Auburn Univ. Alabama General Fee Rev.	5.000%	6/1/16	3,690	4,303
Auburn Univ. Alabama General Fee Rev.	5.000%	6/1/17	1,550	1,814
Courtland AL Dev. Board Pollution Control Rev.
(International Paper Co.)	5.000%	6/1/25	5,000	4,847
Huntsville AL Capital Improvement GO	5.000%	9/1/22	1,030	1,173
Infirmary Health System Special Care Fac.
Financing Auth. Mobile AL Rev. (Infirmary
Health System, Inc.)	5.000%	2/1/18	2,830	2,971
Infirmary Health System Special Care Fac.
Financing Auth. Mobile AL Rev. (Infirmary
Health System, Inc.)	5.250%	2/1/19	2,415	2,561
Infirmary Health System Special Care Fac.
Financing Auth. Mobile AL Rev. (Infirmary
Health System, Inc.)	5.250%	2/1/20	2,845	2,988
Infirmary Health System Special Care Fac.
Financing Auth. Mobile AL Rev. (Infirmary
Health System, Inc.)	5.250%	2/1/21	3,630	3,784
Infirmary Health System Special Care Fac.
Financing Auth. Mobile AL Rev. (Infirmary
Health System, Inc.)	5.250%	2/1/30	10,000	9,976
Jefferson County AL Sewer Rev. (Capital
Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,373
Selma AL Indl. Dev. Brd. Rev. (Gulf Opportunity
Zone)	5.800%	5/1/34	4,000	4,053
				300,247
Alaska (0.0%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (14)	5,395	5,905
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	4,105	4,294
				10,199
Arizona (2.8%)
Arizona Board Regents Arizona State Univ.
System COP	5.000%	6/1/20 (2)	2,430	2,635
Arizona Board Regents Arizona State Univ.
System COP	5.000%	6/1/21 (2)	4,310	4,607
Arizona Board Regents Arizona State Univ.
System Rev.	6.000%	7/1/27	1,135	1,286
Arizona Board Regents Arizona State Univ.
System Rev.	5.000%	6/1/28	2,545	2,737

Arizona COP	5.000%	9/1/25 (4)	10,000	10,449
Arizona COP	5.000%	9/1/27 (4)	5,000	5,127
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24	10,000	10,236
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25	8,000	8,149
Arizona Lottery Rev.	5.000%	7/1/22 (4)	18,000	19,548
Arizona Lottery Rev.	5.000%	7/1/24 (4)	15,000	15,985
Arizona Lottery Rev.	5.000%	7/1/25 (4)	15,000	15,806
Arizona Lottery Rev.	5.000%	7/1/26 (4)	13,975	14,648
Arizona School Fac. Board Rev. (State School
Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,242
Arizona School Fac. Board Rev. (State School
Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,767
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (14)	10,000	10,437
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	34,300	37,983
Arizona School Fac. Board Rev. COP	5.000%	9/1/16	24,000	27,260
Arizona School Fac. Board Rev. COP	5.000%	9/1/17 (14)	26,755	29,340
Arizona School Fac. Board Rev. COP	5.000%	9/1/17	21,000	23,907
Arizona School Fac. Board Rev. COP	5.000%	9/1/18	13,000	14,658
Arizona School Fac. Board Rev. COP	5.125%	9/1/21	5,000	5,444
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18	10,000	11,617
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19	10,000	11,470
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20	11,500	13,035
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21	16,300	18,318
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24	10,000	10,998
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	7,540	8,249
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,963
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/14	8,000	9,217
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/15	5,535	6,459
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	9,460	10,964
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,287
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,401
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	10,035	11,127
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,955
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,176
Arizona Transp. Board Highway Rev.	5.000%	7/1/25	5,000	5,540
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/18	3,325	3,564
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/19	2,000	2,129
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/20	1,500	1,604
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/21	1,500	1,582
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/22	3,500	3,660
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/23	3,805	3,936
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/25	3,750	3,828
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/26	2,890	2,928
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/27	5,000	5,027
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/30	14,000	14,020
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23 (14)	4,235	4,590
Maricopa County AZ Community College Dist.
GO	5.000%	7/1/17	14,945	17,775
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/16	6,500	7,053
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/17	10,000	10,812
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,404

Maricopa County AZ Regional Public Transp.
Auth. Excise Tax Rev.	5.000%	7/1/21	6,220	7,085
Maricopa County AZ USD	5.000%	7/1/20	10,925	12,870
Maricopa County AZ USD	5.000%	7/1/21	11,915	14,016
Maricopa County AZ USD	5.000%	7/1/22 (ETM)	4,810	5,789
Maricopa County AZ USD	5.000%	7/1/22	8,450	9,929
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,857
Mesa AZ Util. System Rev.	5.000%	7/1/19 (14)	10,000	11,584
Mesa AZ Util. System Rev.	5.000%	7/1/21 (14)	11,900	13,660
Phoenix AZ Civic Improvement Corp. Airport
(Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,562
Phoenix AZ Civic Improvement Corp. Airport
(Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,561
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/14	5,110	5,802
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/23	5,000	5,375
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/24	2,235	2,385
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/25	5,000	5,298
Phoenix AZ Civic Improvement Corp. Airport
Rev.	5.000%	7/1/27	9,530	9,960
Phoenix AZ Civic Improvement Corp. Excise
Tax Rev.	5.000%	7/1/22 (14)	5,420	5,806
Phoenix AZ Civic Improvement Corp. Excise
Tax Rev.	4.750%	7/1/23	5,005	5,409
Phoenix AZ Civic Improvement Corp. Excise
Tax Rev.	4.750%	7/1/24	7,805	8,360
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20	5,165	5,834
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/12 (14)	9,645	10,080
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/13 (14)	5,000	5,201
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/14 (14)	6,820	7,078
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.500%	7/1/24	2,500	2,847
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.500%	7/1/14 (14)	4,215	4,581
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/21 (14)	4,200	4,623
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/28	4,890	5,299
1 Phoenix AZ Civic Improvement Corp. Water
System Rev. TOB VRDO	0.280%	8/2/10	4,955	4,955
Phoenix AZ GO	5.000%	7/1/20	5,150	5,876
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/21	3,450	3,974
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/22	4,350	4,969
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/28	2,500	2,699
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	8,500	8,500
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21	3,500	3,569
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22	3,790	3,852
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23	8,335	8,430

Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	4,485	4,469
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25	18,880	18,702
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26	2,645	2,591
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16 (Prere.)	5,710	6,859
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16 (Prere.)	3,500	4,205
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16 (Prere.)	6,850	8,229
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16 (Prere.)	7,280	8,745
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/22	12,415	14,750
Tucson AZ GO	7.375%	7/1/13	3,750	4,441
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,055
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,035
Univ. Medical Center Corp. AZ Hosp. Rev.	6.250%	7/1/29	1,500	1,609
				837,304
California (12.5%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	2,000	2,075
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	16,140	17,086
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	4,500	4,722
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	7,000	7,775
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	20,195	22,123
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	5,800	6,395
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	26,400	28,536
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	12,805	13,887
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	22,220	23,843
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	14,000	14,480
Beverly Hills CA USD GO	0.000%	8/1/28	5,000	2,002
Beverly Hills CA USD GO	0.000%	8/1/29	8,000	3,022
1 California Dept. of Veteran Affairs Rev. TOB
VRDO	0.280%	8/6/10	11,140	11,140
California GO	6.300%	9/1/10	4,000	4,020
California GO	5.000%	4/1/12	2,500	2,670
California GO	5.250%	10/1/13 (14)	5,615	6,294
California GO	5.250%	2/1/14	20,000	22,182
California GO	5.000%	6/1/14 (Prere.)	8,580	9,909
California GO	5.000%	8/1/14	6,250	7,074
California GO	5.250%	11/1/14	10,000	11,140
California GO	5.000%	3/1/15	6,000	6,806
California GO	5.250%	11/1/15	10,225	11,281
California GO	6.000%	2/1/16	1,500	1,770
California GO	5.000%	4/1/16	10,000	11,345
California GO	5.000%	3/1/17	3,000	3,382
California GO	5.000%	4/1/17	9,500	10,717
California GO	5.000%	4/1/17	13,050	14,722
California GO	5.500%	4/1/18	45,035	52,330
California GO	6.000%	4/1/18	11,480	13,703
California GO	5.000%	9/1/18	33,800	37,640
California GO	5.000%	12/1/18	85	94
California GO	5.500%	4/1/19	5,000	5,789
California GO	5.000%	4/1/20	18,000	19,897
California GO	5.000%	8/1/20	18,970	20,488
California GO	5.000%	11/1/20 (14)	5,000	5,432
California GO	5.250%	11/1/20	9,000	9,733
California GO	5.000%	2/1/21	13,000	13,547

California GO	5.000%	3/1/21	4,700	5,183
California GO	5.500%	4/1/21	3,185	3,600
California GO	5.000%	12/1/21	16,365	17,620
California GO	5.000%	3/1/22	6,375	6,718
California GO	5.000%	3/1/22 (2)	9,225	9,641
California GO	5.250%	10/1/22	15,000	16,457
California GO	5.000%	3/1/23	29,000	30,352
California GO	5.000%	3/1/23	36,120	37,529
California GO	5.000%	6/1/23 (2)	6,850	7,229
California GO	5.125%	11/1/23	7,000	7,361
California GO	5.000%	3/1/24	30,115	31,227
California GO	5.500%	8/1/26	23,665	25,193
California GO	5.750%	4/1/29	2,395	2,593
California GO	5.000%	10/1/29	27,000	27,097
California GO	5.250%	3/1/30	29,500	30,010
California GO	5.750%	4/1/31	79,190	84,601
California GO	6.000%	3/1/33	14,000	15,155
California GO	6.500%	4/1/33	54,500	61,291
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/12	2,000	2,106
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/13	2,000	2,151
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/14	2,205	2,410
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.125%	7/1/22	16,000	16,858
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,392
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,591
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,308
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,361
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,396
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/19	8,080	8,871
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.500%	10/1/20	4,000	4,459
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/21	7,110	7,621
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/22	3,250	3,448
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.250%	7/1/21	25,980	28,273
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.500%	7/1/29	15,000	15,710
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/15	7,550	8,444
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/16	5,000	5,706
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/17	5,000	5,689
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,920
California Muni. Financing Auth. Rev. (Allied
Waste Inc.) PUT	1.200%	10/1/10	5,000	5,000
California PCR Financing Auth. COP	5.000%	2/1/15	1,615	1,695

California PCR Financing Auth. COP	5.000%	2/1/16	2,070	2,149
California PCR Financing Auth. COP	5.000%	2/1/20	1,575	1,573
California PCR Financing Auth. COP	5.000%	2/1/21	1,700	1,675
California PCR Financing Auth. COP	5.250%	2/1/24	5,000	4,863
California Public Works Board Lease Rev.	6.250%	11/1/24	13,665	15,411
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.250%	1/1/16 (2)	5,265	5,826
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/25	3,100	3,107
California Public Works Board Lease Rev.
(Dept. of General Services)	6.125%	4/1/28	5,000	5,355
California Public Works Board Lease Rev.
(Dept. of General Services)	6.125%	4/1/29	2,000	2,125
California Public Works Board Lease Rev. (State
Archives)	5.375%	12/1/10	6,635	6,660
California Public Works Board Lease Rev. (State
Archives)	5.375%	12/1/12	7,895	7,920
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/14	8,370	9,468
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/15	9,980	11,351
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/16	8,750	9,751
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/17	4,985	5,502
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/18	5,700	6,219
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/19	11,820	12,792
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/20	10,000	10,692
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/21	15,230	16,185
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/22	15,235	16,068
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/23	8,765	9,169
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/24	9,650	10,025
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/25	7,500	7,756
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/26	7,500	7,720
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	40,609
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	61,875	68,045
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (14)	8,000	8,680
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	10,000	11,084
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	20,000	22,058
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14 (2)	10,000	10,913
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16	7,790	9,068

California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	10,000	11,645
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	12,000	14,072
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	39,850	46,839
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	20,000	23,483
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	30,000	34,720
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	20,000	22,576
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	10,000	11,438
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	19,250	21,519
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	28,925	33,676
California State Econ. Recovery Bonds	5.000%	7/1/15	41,775	46,778
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,194
California State Econ. Recovery Bonds	5.000%	7/1/20	29,500	33,542
California State Econ. Recovery Bonds	5.250%	7/1/21	50,000	57,002
California State Univ. Rev. Systemwide	5.000%	11/1/26	14,775	15,766
California State Univ. Rev. Systemwide	5.750%	11/1/27	5,000	5,566
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	135,500	148,633
California Statewide Communities Dev. Auth.
Rev. (American Baptist Homes West) VRDO	0.230%	8/6/10 LOC	20,000	20,000
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/16	40,000	44,716
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19	9,500	10,553
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	25,164
California Statewide Communities Dev. Auth.
Rev. (Redlands Community Hosp.) VRDO	0.240%	8/6/10 LOC	27,800	27,800
Cerritos CA Community College Dist. GO	5.250%	8/1/28	3,540	3,794
Cerritos CA Community College Dist. GO	5.250%	8/1/29	3,160	3,375
Cerritos CA Community College Dist. GO	5.250%	8/1/30	4,235	4,490
El Monte CA High School Dist. GO	5.500%	6/1/27 (12)	2,630	2,909
El Monte CA High School Dist. GO	5.500%	6/1/28 (12)	2,355	2,579
El Segundo CA USD	0.000%	8/1/28	2,705	936
El Segundo CA USD	0.000%	8/1/29	8,655	2,804
El Segundo CA USD	0.000%	8/1/30	9,160	2,770
Fairfield CA COP (Fairfield Water)	0.000%	4/1/23 (10)	1,000	485
Fairfield CA COP (Fairfield Water)	0.000%	4/1/24 (10)	3,455	1,536
Fairfield CA COP (Fairfield Water)	0.000%	4/1/25 (10)	6,340	2,606
Fairfield CA COP (Fairfield Water)	0.000%	4/1/27 (10)	6,480	2,265
Folsom Cordova CA USD School Fac.
Improvement Dist.	0.000%	10/1/23 (14)	2,875	1,343
Folsom Cordova CA USD School Fac.
Improvement Dist.	0.000%	10/1/24 (14)	1,700	721
Folsom Cordova CA USD School Fac.
Improvement Dist.	0.000%	10/1/25 (14)	2,055	807
Folsom Cordova CA USD School Fac.
Improvement Dist.	0.000%	10/1/26 (14)	2,985	1,077
Folsom Cordova CA USD School Fac.
Improvement Dist.	0.000%	10/1/27 (14)	2,980	987

Folsom Cordova CA USD School Fac.
Improvement Dist.	0.000%	10/1/28 (14)	2,875	881
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.125%	1/15/19 (14)	5,200	5,163
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/28 (14)	15,000	14,848
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,208
Fresno CA Sewer Rev.	5.000%	9/1/25 (12)	2,275	2,447
Fresno CA Sewer Rev.	5.000%	9/1/26 (12)	7,425	7,923
Fresno CA Sewer Rev.	5.000%	9/1/27 (12)	7,835	8,294
Gilroy CA USD GO	0.000%	8/1/30 (12)	5,500	1,637
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	84,615	94,323
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	79,735	92,921
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,388
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	6,739
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	12,786
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/21 (2)	15,000	15,013
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	62,645	54,266
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/29 (2)	30,000	28,693
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	18,400	17,275
Hacienda La Puente CA USD	5.000%	8/1/25 (4)	7,000	7,860
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/23 (14)	2,090	1,025
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/25 (14)	3,635	1,544
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/27 (14)	1,500	545
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/28 (14)	3,170	1,069
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/18 (2)	5,495	6,037
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/19 (2)	3,970	4,350
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/20 (2)	3,250	3,531
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/21 (2)	7,645	8,244
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/22 (2)	3,535	3,778
Long Beach CA USD GO	0.000%	8/1/23 (12)	1,995	1,009
Long Beach CA USD GO	0.000%	8/1/26 (12)	2,925	1,172
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	7,210	7,594
Los Angeles CA Community College Dist. GO	5.250%	8/1/29	4,145	4,430
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/23	3,115	3,344
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/26	3,250	3,410
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/27	3,250	3,388
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/28	3,960	4,102
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	20,784
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/34	3,000	3,252
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.260%	8/6/10	22,400	22,400
Los Angeles CA Harbor Dept. Rev.	5.000%	8/1/28	6,930	7,363
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (14)	15,435	15,904

Los Angeles CA USD GO	5.000%	7/1/16	7,290	8,443
Los Angeles CA USD GO	4.750%	7/1/19 (4)	12,500	13,597
Los Angeles CA USD GO	5.000%	7/1/19	23,635	27,220
Los Angeles CA USD GO	5.000%	7/1/21 (4)	10,000	10,950
Los Angeles CA USD GO	5.000%	7/1/21 (4)	4,000	4,380
Los Angeles CA USD GO	5.000%	7/1/22 (4)	22,410	24,359
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	49,191
Los Angeles CA USD GO	5.000%	7/1/23 (3)	24,035	25,400
Los Angeles CA USD GO	5.000%	7/1/23 (4)	6,425	6,924
Los Angeles CA USD GO	5.250%	7/1/23	5,000	5,578
Los Angeles CA USD GO	5.250%	7/1/23	8,835	9,856
Los Angeles CA USD GO	5.000%	7/1/24 (14)	19,915	20,814
Los Angeles CA USD GO	5.000%	7/1/25 (4)	7,330	7,778
Los Angeles CA USD GO	5.000%	7/1/26	7,500	8,000
Los Angeles CA USD GO	4.500%	1/1/28 (14)	10,000	9,569
Los Angeles CA USD GO	5.250%	7/1/28	8,000	8,575
Los Angeles CA USD GO	5.200%	7/1/29	6,295	6,658
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	6,520	6,911
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/15	19,805	23,142
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/19	8,500	10,137
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/20	5,000	5,876
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/21	5,000	5,814
Los Angeles County CA TRAN	2.000%	6/30/11	40,000	40,481
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	6,000	6,913
New Haven CA USD GO	0.000%	8/1/33 (12)	8,625	2,066
Newport Beach CA Rev. (Hoag Memorial Hosp.)
PUT	5.000%	2/7/13	5,000	5,411
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/24 (12)	1,130	1,211
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	14,775	14,495
Oakland CA USD GO	6.250%	8/1/18	1,000	1,164
Oakland CA USD GO	6.250%	8/1/19	1,150	1,342
Orange County CA Airport Rev.	5.250%	7/1/25	6,480	6,982
Orange County CA Airport Rev.	5.250%	7/1/34	15,045	15,350
Orange County CA Sanitation Dist. COP	5.000%	2/1/28	7,250	7,850
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	4,510	4,863
Orange County CA Sanitation Dist. COP	5.000%	2/1/29 (4)	2,500	2,655
Palmdale CA Community Redev. Agency	5.000%	9/1/28 (14)	11,335	10,929
Palo Alto CA USD GO	0.000%	8/1/23	13,900	7,931
Palo Alto CA USD GO	0.000%	8/1/28	20,320	8,317
Palo Alto CA USD GO	0.000%	8/1/29	19,530	7,556
Palo Alto CA USD GO	0.000%	8/1/31	12,305	4,193
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	6.500%	9/1/28	9,000	9,964
Poway CA USD GO	0.000%	8/1/29	5,000	1,653
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,337
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,244
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,815
Riverside CA Electric Rev. VRDO	0.270%	8/6/10 LOC	6,500	6,500
Rocklin CA USD	0.000%	8/1/22 (14)	5,450	2,912
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/20	4,705	4,744
Sacramento CA Muni. Util. Dist. Financing Auth.
Rev.	5.000%	7/1/18 (14)	2,000	2,134
Sacramento County CA Airport Rev.	5.500%	7/1/27	7,870	8,405

Sacramento County CA Airport Rev.	5.500%	7/1/28	5,000	5,299
Sacramento County CA Airport Rev.	5.625%	7/1/29	4,625	4,905
Sacramento County CA GO	5.000%	2/1/15	9,190	9,901
Sacramento County CA GO	5.000%	2/1/17	4,650	4,947
Sacramento County CA GO	5.250%	2/1/18	6,140	6,567
Sacramento County CA GO	5.250%	2/1/19	4,940	5,254
Sacramento County CA GO	5.500%	2/1/20	4,700	5,040
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,798
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (14)	10,525	10,526
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/17	2,500	2,702
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/18	8,995	9,653
San Bernardino County CA Medical Center COP
(Arrowhead Project)	5.000%	8/1/19	8,500	9,094
San Diego CA Community College Dist. GO	5.250%	8/1/33	3,325	3,543
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/13	8,000	8,906
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/21	5,000	5,642
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/25	10,000	11,115
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/28	2,000	2,120
San Diego CA USD GO	5.500%	7/1/25 (14)	10,000	11,624
San Diego CA USD GO	5.500%	7/1/27 (4)	17,195	19,950
San Diego CA USD GO	0.000%	7/1/29	6,500	2,282
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/18	15,000	17,135
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/21	10,000	11,218
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/22	14,135	15,660
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/22	5,500	6,144
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/21 (ETM)	6,000	4,244
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/21 (14)	12,385	5,500
San Jose CA Financing Auth. Lease Rev. VRDO	0.240%	8/6/10 LOC	8,380	8,380
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	20,000	20,747
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	24,900	25,146
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	29,885	29,902
San Jose CA Redev. Agency	5.250%	8/1/27	2,400	2,420
San Jose CA Redev. Agency	5.375%	8/1/28	1,175	1,189
San Jose CA Redev. Agency	6.500%	8/1/28	25,385	27,197
1 San Jose CA USD Santa Clara County TOB
VRDO	0.270%	8/6/10	5,000	5,000
San Mateo County CA Joint Powers Auth. Lease
Rev.	4.625%	7/15/25	1,000	1,035
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.250%	7/15/28	2,000	2,121
San Ramon Valley CA USD GO	5.000%	8/1/26 (4)	12,800	13,361
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/19	13,825	15,668
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/20	7,400	8,270
Santa Monica CA Community College Dist.	0.000%	8/1/23	9,045	4,831

Santa Monica CA Community College Dist.	0.000%	8/1/27	6,565	2,571
Santa Monica CA Community College Dist.	0.000%	8/1/28	7,105	2,592
Santa Monica CA Community College Dist.	0.000%	8/1/29	12,640	4,328
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27 (2)	11,125	3,965
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	0.260%	8/6/10 (2)LOC	45,550	45,550
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/19	3,000	3,386
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/20	13,130	14,585
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/21	13,465	14,813
Tuolumne CA Wind Project Auth. Rev.	5.625%	1/1/29	9,000	9,683
Turlock CA IRR Dist. Rev.	5.000%	1/1/27	3,935	4,140
Turlock CA IRR Dist. Rev.	5.000%	1/1/28	4,160	4,360
Turlock CA IRR Dist. Rev.	5.000%	1/1/29	4,335	4,517
Turlock CA IRR Dist. Rev.	5.000%	1/1/30	2,250	2,332
Univ. of California Rev.	5.000%	5/15/21	10,625	11,683
Univ. of California Rev.	5.500%	5/15/24	14,675	17,076
1 Univ. of California Rev. TOB VRDO	0.280%	8/6/10 (4)	15,280	15,280
Ventura County CA Community College Dist.
GO	0.000%	8/1/23	6,155	3,161
Ventura County CA Community College Dist.
GO	0.000%	8/1/24	8,050	3,867
Ventura County CA Community College Dist.
GO	0.000%	8/1/25	8,000	3,581
Ventura County CA Community College Dist.
GO	0.000%	8/1/26	8,500	3,529
Ventura County CA Community College Dist.
GO	0.000%	8/1/27	8,500	3,274
Ventura County CA COP Public Finance Auth.	5.625%	8/15/27	1,000	1,085
Ventura County CA COP Public Finance Auth.	5.750%	8/15/28	1,750	1,904
Ventura County CA COP Public Finance Auth.	5.750%	8/15/29	1,750	1,893
Victor Valley CA Community College Dist.	5.375%	8/1/29	4,250	4,491
Victor Valley CA Community College Dist.	0.000%	8/1/33	9,035	2,164
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/29	2,510	2,609
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/30	3,775	3,904
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25 (12)	5,365	5,699
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27 (12)	5,000	5,238
West Contra Costa CA USD	0.000%	8/1/17 (12)	1,565	1,177
West Contra Costa CA USD	0.000%	8/1/18 (12)	3,000	2,116
West Contra Costa CA USD	0.000%	8/1/19 (12)	4,190	2,778
West Contra Costa CA USD	0.000%	8/1/20 (12)	6,000	3,694
West Contra Costa CA USD	0.000%	8/1/32 (12)	10,000	2,490
West Contra Costa CA USD	0.000%	8/1/33 (12)	2,810	664
				3,721,046
Colorado (1.8%)
Aurora CO COP	5.000%	12/1/19	1,050	1,216
Aurora CO COP	5.000%	12/1/20	2,000	2,282
Aurora CO COP	5.000%	12/1/21	3,505	3,960
Aurora CO COP	5.000%	12/1/22	4,730	5,288
Aurora CO COP	5.000%	12/1/23	4,465	4,943
Aurora CO COP	5.000%	12/1/24	4,215	4,627
Aurora CO COP	5.000%	12/1/25	5,475	5,956
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (14)	11,780	12,902
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (14)	14,500	16,503
Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (14)	57,325	67,528
Colorado Dept. of Transp. Rev. RAN	5.375%	6/15/12 (Prere.)	8,500	9,384
Colorado Health Fac. Auth. Rev.	5.000%	1/1/22	13,175	13,998
Colorado Health Fac. Auth. Rev.	5.000%	1/1/22	6,100	6,481

Colorado Health Fac. Auth. Rev.	5.250%	1/1/30	20,955	21,904
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	6.125%	10/1/28	10,000	11,231
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	7/1/29	50,000	54,058
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) VRDO	0.250%	8/6/10	17,900	17,900
Colorado Health Fac. Auth. Rev. (Poudre Valley
Health)	5.000%	3/1/25	4,900	4,898
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.250%	8/6/10	12,000	12,000
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,388
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,468
Denver CO City & County Airport Rev.	5.000%	11/15/23 (10)	6,850	7,228
Denver CO City & County Airport Rev.	5.000%	11/15/24 (10)	8,965	9,414
Denver CO City & County Airport Rev.	5.250%	11/15/28	3,210	3,424
Denver CO City & County COP VRDO	0.250%	8/2/10	4,000	4,000
Denver CO City & County COP VRDO	0.250%	8/2/10	31,085	31,085
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,925
Denver CO City & County School Dist.	5.250%	12/1/21 (14)	20,990	25,302
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (14)(Prere.)	8,100	7,338
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)	8,000	7,730
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)(ETM)	6,600	6,555
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (14)	24,490	17,259
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	7,850	8,191
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	6,355	6,631
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	15,100	9,209
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/21 (14)	27,500	14,522
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	20,000	8,363
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	10,065
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	5,000	5,033
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	10,065
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/20 (14)	5,785	6,524
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (14)	6,605	7,347
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24	2,000	2,312
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26	2,750	3,129
Univ. of Colorado Hosp. Auth. Rev.	6.000%	11/15/29	9,850	10,454
				533,020
Connecticut (1.3%)
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,283
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,225
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	6,030
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	26,961
Connecticut GO	5.500%	11/15/11 (4)	21,215	22,623
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,634
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,607
Connecticut GO	5.000%	4/15/13	9,745	10,875
Connecticut GO	5.000%	11/1/13	10,000	11,362
Connecticut GO	5.125%	11/15/13	19,000	20,042
Connecticut GO	5.500%	12/15/13	1,705	1,973
Connecticut GO	5.000%	4/15/14	13,690	15,707
Connecticut GO	5.500%	12/15/14	7,700	9,167
Connecticut GO	5.000%	4/15/15	16,155	18,833
Connecticut GO	5.000%	11/1/15	5,000	5,884
Connecticut GO	5.000%	12/15/15	14,345	16,913
Connecticut GO	5.000%	4/15/16	13,725	16,131
Connecticut GO	5.000%	4/15/17	17,095	20,173

Connecticut GO	5.000%	12/15/17	5,400	6,335
Connecticut GO	5.000%	3/1/18	1,130	1,340
Connecticut GO	5.000%	12/15/18	11,000	12,749
Connecticut GO	5.000%	12/1/19	10,000	11,976
Connecticut GO	5.000%	12/1/20	10,160	12,017
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/11	4,035	4,260
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12	6,600	7,423
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/12	4,685	5,140
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,085
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/13	2,970	3,360
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	2/1/14	12,000	13,627
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/14	7,315	8,472
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/16	3,115	3,650
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/23	12,085	13,515
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/24	10,880	12,068
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/25	12,515	13,793
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,869
				387,102
Delaware (0.2%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/12	3,690	4,019
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/13	3,875	4,369
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	1,625	1,881
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	14,220	16,704
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	4,270	5,016
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	4,695	5,620
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29	10,000	10,940
Kent County DE Student Housing Rev.
(Deleware State Univ. Student Housing)
VRDO	0.250%	8/6/10 LOC	21,900	21,900
Univ. of Delaware Rev.	5.000%	11/1/18	1,000	1,203
Univ. of Delaware Rev.	5.000%	11/1/22	1,000	1,169
				72,821
District of Columbia (0.5%)
District of Columbia GO	6.000%	6/1/11 (14)	6,550	6,842
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,401
District of Columbia GO	5.000%	6/1/13 (2)(Prere.)	10,880	12,236
District of Columbia GO	0.000%	6/1/14 (14)	16,650	15,375
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,112
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,409
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,642
District of Columbia Hosp. Rev. (Medlantic
Health Group)	6.000%	8/15/10 (14)(ETM)	2,555	2,561
District of Columbia Hosp. Rev. (Medlantic
Health Group)	6.000%	8/15/12 (14)(ETM)	2,995	3,332
District of Columbia Income Tax Rev.	5.000%	12/1/20	2,730	3,248

District of Columbia Income Tax Rev.	5.000%	12/1/21	1,315	1,535
District of Columbia Income Tax Rev.	5.000%	12/1/22	10,000	11,574
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21 (2)	5,610	6,089
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22 (2)	5,800	6,238
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23 (2)	6,600	7,041
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24 (2)	6,190	6,560
District of Columbia Rev. (Georgetown Univ.)
PUT	4.700%	4/1/18	23,500	25,386
Metro. Washington DC/VA Airports Auth. Dulles
Toll Road Rev.	0.000%	10/1/37	25,000	4,351
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/14	1,280	1,463
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/16	5,635	6,530
				161,925
Florida (7.4%)
Brevard County FL School Board COP	5.000%	7/1/23	4,615	4,937
Brevard County FL School Board COP	5.000%	7/1/24	4,850	5,137
Brevard County FL School Board COP	5.000%	7/1/25	5,090	5,357
Broward County FL GO	5.000%	1/1/20	9,185	10,633
Broward County FL Port Fac. Rev.	5.500%	9/1/29	5,500	5,686
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/10	21,330	21,409
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,236
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,528
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,225
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/23	2,000	2,194
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	3/1/14 (14)	35,000	37,014
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	20,000	21,589
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	70,000	74,068
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/16	16,000	16,744
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.250%	6/1/17	23,000	24,281
Clay County FL Sales Surtax Rev.	5.000%	10/1/12 (12)	6,690	7,271
Clay County FL Sales Surtax Rev.	5.000%	10/1/16 (12)	8,135	9,271
Clearwater FL Water & Sewer Rev.	5.125%	12/1/32	1,450	1,522
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,332
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	5,045	5,685
Florida Board of Educ. Capital Outlay	4.750%	6/1/20	26,350	28,719
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	7,000	9,115
Florida Board of Educ. Public Educ.	5.375%	1/1/13	4,855	5,227
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,496
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,463
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,649
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/13	3,720	4,166
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/13	8,395	9,401
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/13	3,815	4,272
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/14	3,910	4,495
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/14	4,005	4,604

Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/15	4,105	4,767
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/15	4,205	4,883
Florida Board of Educ. Public Educ. Capital
Outlay	5.375%	6/1/15	11,000	11,840
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/19	2,905	3,419
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/20	3,500	3,973
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/20	5,585	6,520
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/21	19,865	22,792
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22	5,000	5,726
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22	22,885	26,209
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (14)	7,150	7,704
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,449
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (14)	7,860	8,629
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (14)	6,000	6,691
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (2)	19,155	22,033
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (14)	3,700	3,975
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	10,240	11,244
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,165	11,773
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,715	12,170
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (14)	6,000	6,448
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/18	4,000	4,616
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/19	4,550	5,221
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,545	13,654
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	11,590	12,565
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	11,996
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	13,700	14,849
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	11,385	12,404
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	14,385	15,482
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	13,215	14,294
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26	13,875	14,896
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27	15,855	16,844
1 Florida Board of Educ. TOB VRDO	0.330%	8/6/10 (14)(3)	5,390	5,390
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/12 (14)	3,000	3,242
Florida Dept. of Environmental Protection &
Preservation Rev.	5.250%	7/1/12	20,000	21,706
Florida Dept. of Environmental Protection &
Preservation Rev.	5.375%	7/1/13 (14)	7,645	8,296
Florida Dept. of Environmental Protection &
Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,443
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/19	5,855	6,639
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/24	9,025	9,576
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/24 (14)	10,000	10,522
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/24	10,025	10,701
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/24 (14)	10,045	10,569

Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/25 (14)	6,700	7,058
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/25	9,475	9,981
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/25	10,525	11,146
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/26 (14)	10,045	10,506
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/26	9,950	10,406
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/26	11,055	11,614
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/27	5,445	5,658
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/27	11,605	12,105
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/28	10,970	11,317
Florida Dept. of General Services Division Fac.
Management Rev. (Florida Fac. Pool)	5.000%	9/1/13 (2)	3,060	3,424
Florida Dept. of Transp.	6.375%	7/1/11	9,635	10,158
Florida Dept. of Transp.	5.000%	7/1/19	12,895	15,277
Florida Dept. of Transp.	5.000%	7/1/22	6,055	6,915
Florida Dept. of Transp.	5.000%	7/1/25	10,000	10,696
Florida Division Board Financial Dept. of
General Services Systems Rev. (Dept. of
Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,624
Florida Higher Educ. Fac. Finance Auth. Rev.
(Ringling College) VRDO	0.500%	8/6/10 LOC	14,280	14,280
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/12	40,000	42,376
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.250%	7/1/12	17,865	19,010
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/13	38,000	40,931
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/14	14,000	15,160
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/16	50,000	53,866
1 Florida Hurricane Catastrophe Fund TOB VRDO	0.280%	8/2/10	6,870	6,870
Florida Muni. Power Agency Rev.	5.000%	10/1/18	3,630	4,001
Florida Muni. Power Agency Rev.	5.000%	10/1/19	3,535	3,878
Florida Muni. Power Agency Rev.	5.250%	10/1/19 (4)	10,000	11,476
Florida Muni. Power Agency Rev.	5.000%	10/1/27	12,500	13,123
Florida Muni. Power Agency Rev.	5.750%	10/1/27	3,000	3,331
Florida Muni. Power Agency Rev. (Stanton
Project)	5.500%	10/1/13 (4)	3,905	4,265
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,218
Florida Turnpike Auth. Rev.	5.000%	7/1/15	4,000	4,643
Florida Turnpike Auth. Rev.	5.000%	7/1/17	5,760	6,694
Florida Turnpike Auth. Rev.	5.000%	7/1/19	1,365	1,552
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,150	4,577
Florida Turnpike Auth. Rev.	5.000%	7/1/19	6,755	7,845
Florida Turnpike Auth. Rev.	5.000%	7/1/20	3,000	3,371
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	2,745	3,001
Florida Turnpike Auth. Rev.	5.000%	7/1/20	1,275	1,459
Florida Turnpike Auth. Rev.	5.000%	7/1/22 (2)	5,120	5,534

Florida Water Pollution Control Financing Corp.
Rev.	5.000%	1/15/20	2,000	2,311
Fort Myers FL Rev.	5.000%	12/1/25 (14)	7,340	7,676
Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev.	5.000%	10/1/25	1,690	1,797
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	125	147
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	145	171
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	260	307
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	190	224
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	820	967
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/17	3,000	3,324
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/18	1,700	1,820
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/18	3,000	3,317
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/18	2,000	2,211
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/19	3,000	3,312
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/20	2,155	2,340
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/20	7,000	7,601
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/20	875	921
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/20	1,000	1,053
Highlands County FL Health Rev. (Adventist
Health System)	4.500%	11/15/21	2,250	2,322
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/21	135	141
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/21	1,000	1,044
Highlands County FL Health Rev. (Adventist
Health System)	5.250%	11/15/21	2,000	2,183
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/22	740	768
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/22	1,000	1,038
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/23	1,310	1,355
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/23	500	517
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/27	10,000	10,148
Hillsborough County FL Assement Rev.	5.000%	3/1/22 (14)	6,260	6,477
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/15	2,500	2,843
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/17	2,750	3,133
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/18	3,400	3,864
Hillsborough County FL IDA (Univ. Community
Hosp.)	5.500%	8/15/17	3,650	3,812

Hillsborough County FL IDA (Univ. Community
Hosp.)	6.500%	8/15/19 (14)	3,500	3,796
Hillsborough County FL IDA Rev. (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,382
Hillsborough County FL School Board COP	5.500%	7/1/14 (14)	4,370	4,957
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,629
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,431
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.250%	8/2/10 LOC	2,600	2,600
Hillsborough County FL Util. Refunding Rev.	5.500%	8/1/13 (2)(ETM)	5,255	5,984
Hillsborough County FL Util. Refunding Rev.	5.500%	8/1/13 (2)	4,745	5,367
Jacksonville FL Captial Project Rev. VRDO	0.500%	8/6/10 LOC	12,905	12,905
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	5.000%	10/1/19 (14)	5,000	5,606
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	5.000%	10/1/20 (14)	5,000	5,553
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (14)	3,045	3,465
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23	5,415	5,977
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24	5,685	6,221
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25	5,970	6,491
Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28	13,280	13,799
Jacksonville FL Special Rev.	5.000%	10/1/25	4,800	5,142
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/18 (4)	3,000	3,470
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,571
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,300
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,112
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	7,000	6,971
Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13 (2)	5,140	5,613
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/10 (14)	2,540	2,556
2 Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/23	1,460	1,528
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/23 (12)	1,800	1,978
2 Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/24	2,630	2,747
2 Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/26	6,500	6,704
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/29	7,200	7,245
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/29 (12)	4,000	4,238
2 Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/30	5,500	5,504
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/35	5,000	5,112
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	13,760	15,701
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	10,910	12,449
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/20 (2)	2,040	2,193
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.000%	4/1/24 (2)	5,275	5,493
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	7,060
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	9,031
Miami-Dade County FL School Board COP	5.000%	2/1/13 (12)	5,175	5,663
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,757

Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,612
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,650
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,010
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,602
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,385
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,726
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	27,479
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,549
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	29,933
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,291
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,043
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,855
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,367
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21	20,000	22,992
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	7,400	7,767
North Brevard County FL Hosp. Dist. Rev.
(Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,193
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/21	2,215	2,447
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/23	2,000	2,173
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/29	11,000	11,460
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	0.260%	8/2/10 (4)	4,420	4,420
Orange County FL Health Fac. Rev. (Orlando
Health Inc.)	5.250%	10/1/21	8,000	8,385
Orange County FL IDA Rev. (Catholic Charities)
VRDO	0.350%	8/2/10 LOC	1,000	1,000
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,455
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,179
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,473
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,014
Orange County FL Tourist Dev. Rev.	5.000%	10/1/17	5,955	6,689
Orange County FL Tourist Dev. Rev.	5.000%	10/1/18 (14)	18,980	20,882
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20 (14)	25,345	27,311
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21 (14)	16,605	17,742
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	12,976
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13 (2)	5,000	5,526
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,411
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/27	7,780	8,164
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/30	3,500	3,605
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/20	4,570	5,377
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/21	5,000	6,004
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/22	3,245	3,898
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	9,500	10,872
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	4,500	5,285
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,318
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	3,005
Palm Beach County FL School Board COP
VRDO	0.280%	8/6/10 (4)	12,675	12,675
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	15,000	16,228
Port St. Lucie FL Util. Rev.	5.000%	9/1/29 (12)	4,180	4,286
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	7,500	8,202
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	5,000	5,400
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	7,805	8,371
South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,550
South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,694

South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,562
South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,397
South Florida Water Management Dist.	5.000%	10/1/24 (2)	4,000	4,190
South Florida Water Management Dist.	5.000%	10/1/25 (2)	8,000	8,331
2 St. Johns County FL Dev. Auth. Rev.
(Presbyterian Retirement)	5.750%	8/1/30	1,500	1,514
Tallahassee FL Energy System Rev.	5.250%	10/1/13 (4)	4,380	4,939
Tallahassee FL Energy System Rev.	5.250%	10/1/14 (4)	3,980	4,588
Tallahassee FL Health Fac. Rev. (Tallahassee
Memorial Healthcare)	6.250%	12/1/20	10,000	10,039
Tampa Bay FL Water Util. System Rev.	6.000%	10/1/29 (14)	10,000	12,278
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/19	3,580	3,922
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/21	18,420	19,716
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/22	13,395	14,171
Tampa-Hillsborough County FL Expressway
Auth. Rev.	5.000%	7/1/19 (2)	11,470	12,340
Tampa-Hillsborough County FL Expressway
Auth. Rev.	5.000%	7/1/21 (2)	11,355	12,047
Tampa-Hillsborough County FL Expressway
Auth. Rev.	5.000%	7/1/22 (2)	13,470	14,159
Tampa-Hillsborough County FL Expressway
Auth. Rev.	5.000%	7/1/23 (2)	4,000	4,190
Tampa-Hillsborough County FL Expressway
Auth. Rev.	5.000%	7/1/24 (2)	15,100	15,719
Tampa-Hillsborough County FL Expressway
Auth. Rev.	5.000%	7/1/25 (2)	5,000	5,176
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,641
Winter Park FL Water & Sewer Rev.	5.000%	12/1/29	1,975	2,088
				2,194,605
Georgia (3.5%)
Athens-Clarke County GA Unified Govt. Dev.
Auth. Rev. (Univ. of Georgia Athletic Assn.)
VRDO	0.350%	8/2/10 LOC	4,200	4,200
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	11,930	12,089
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (14)	5,000	5,070
Atlanta GA GO	5.250%	12/1/17 (12)	2,365	2,804
Atlanta GA GO	5.250%	12/1/18 (12)	3,040	3,613
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,865
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,846
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (4)	10,000	10,115
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (4)	10,000	10,553
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (4)	7,000	8,034
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	5,400	6,172
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (4)	8,000	9,199
Atlanta GA Water & Wastewater Rev.	6.000%	11/1/21	1,000	1,150
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (4)	10,000	11,228
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	6,600	7,670
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,220	17,587
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	6,035	6,949
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	4.950%	4/1/11	16,000	16,426
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	5.050%	1/12/12	10,000	10,530
Burke County GA Dev. Auth. PCR (Oglethorpe
Power Corp.) VRDO	0.300%	8/6/10 LOC	10,000	10,000
Burke County GA Dev. Auth. PCR (Oglethorpe
Power Corp.) VRDO	0.300%	8/6/10 LOC	30,000	30,000

Cobb County GA Hosp. Auth. Rev. Antic
Certificates (Equipment Pool Project) VRDO	0.280%	8/6/10 LOC	15,600	15,600
Cobb County GA Kennestone Hosp. Auth. Rev.	6.250%	4/1/34 (2)	1,000	1,128
Cobb County GA Kennestone Hosp. Auth. Rev.	5.500%	4/1/37 (2)	7,500	7,949
Columbus GA Building Auth. Lease Rev.	4.000%	1/1/19	1,910	2,132
DeKalb County GA Private Hosp. Auth. RAN
(Children's Healthcare)	5.000%	11/15/17	1,250	1,388
DeKalb County GA Private Hosp. Auth. RAN
(Children's Healthcare)	5.000%	11/15/20	1,400	1,527
Fayette County GA Hosp. Auth. RAN (Fayette
Community Hosp.)	5.250%	6/15/23	11,395	12,221
Fulton County GA COP	5.750%	11/1/10 (2)(Prere.)	6,000	6,142
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	5,985	6,130
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	4,675	4,788
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	6,325	6,478
Fulton County GA Dev. Auth. (Piedmont
Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,516
Georgia GO	6.750%	9/1/10	8,000	8,044
Georgia GO	5.700%	7/1/11	4,470	4,693
Georgia GO	5.750%	9/1/11	2,500	2,648
Georgia GO	5.000%	10/1/11	7,000	7,387
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,494
Georgia GO	5.000%	4/1/12	8,020	8,648
Georgia GO	5.000%	10/1/13	20,095	22,860
Georgia GO	5.500%	7/1/14	10,750	12,687
3 Georgia GO	5.000%	10/1/14	18,250	21,346
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,389
Georgia GO	5.000%	10/1/15	21,495	25,452
Georgia GO	5.000%	7/1/16	5,300	6,138
Georgia GO	5.000%	7/1/19	15,000	18,141
Georgia GO	5.000%	7/1/20	10,000	12,125
Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17 (14)	9,420	11,086
Georgia Port Auth. Rev. (Garden City Terminal
Project) VRDO	0.270%	8/6/10 LOC	11,745	11,745
Georgia Road & Tollway Auth. Federal Highway
Reimbursement Rev.	5.000%	6/1/20	10,000	11,538
Georgia Road & Tollway Auth. GAN	5.000%	6/1/14 (14)	3,000	3,459
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,735	19,239
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15	21,260	24,764
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16	41,105	48,107
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	20,765	24,396
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/21	19,000	21,958
Georgia Road & Tollway Auth. Rev. (Federal
Highway Grant)	5.000%	6/1/15	3,625	4,224
Georgia Road & Tollway Auth. Rev. (Federal
Highway Grant)	5.000%	6/1/16	10,000	11,721
Georgia Road & Tollway Auth. Rev. (Governor's
Transp. Choices)	5.375%	3/1/14	9,385	10,066
Georgia Road & Tollway Auth. Rev. (Governor's
Transp. Choices)	5.375%	3/1/15	8,775	9,445
Georgia Road & Tollway Auth. Rev. (Governor's
Transp. Choices)	5.375%	3/1/16	9,000	9,608
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	32,395	37,242
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia)	5.000%	8/1/22	1,430	1,516
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia)	5.000%	8/1/24	1,250	1,310

Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,483
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/15	6,380	6,977
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/17	2,035	2,207
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/20	23,970	25,431
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/21	5,000	4,992
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/21	37,000	38,521
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/22	9,490	9,368
Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev.	5.000%	7/1/19 (14)	25,000	29,465
Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev.	5.000%	7/1/20 (14)	9,800	11,544
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/17	3,980	4,559
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/18	3,565	4,084
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/18	3,500	4,009
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/19	3,000	3,425
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/19	3,160	3,628
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	35,000	40,118
Muni. Electric Auth. Georgia Rev.	5.000%	11/1/23	14,605	16,033
Muni. Electric Auth. Georgia Rev.	5.000%	11/1/24	11,650	12,683
Muni. Electric Auth. Georgia Rev. (General
Resolution Projects)	5.250%	1/1/16	3,480	4,008
Muni. Electric Auth. Georgia Rev. (General
Resolution Projects)	5.750%	1/1/19	51,440	61,025
Muni. Electric Auth. Georgia Rev. (Project One
Sub)	5.250%	1/1/16	6,580	7,578
Richmond County GA Hosp. Auth. (Univ. of
Health Services)	5.500%	1/1/24	17,500	18,352
South Fulton GA Municipal Regional Water &
Sewer Auth. Water Rev. VRDO	0.270%	8/6/10 LOC	15,900	15,900
				1,030,965
Hawaii (0.8%)
Hawaii GO	5.750%	10/1/10 (14)(Prere.)	2,130	2,150
Hawaii GO	5.750%	10/1/10 (14)(Prere.)	2,210	2,231
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	2,000	2,019
Hawaii GO	6.000%	11/1/10 (4)(ETM)	10,000	10,145
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	13,900	14,612
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	16,595	17,445
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	17,985	18,906
Hawaii GO	5.375%	8/1/14 (14)	11,650	12,173
Hawaii GO	5.000%	7/1/17 (2)	45,035	51,847
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,613
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,401
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,218
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,567
Hawaii Pacific Health Rev.	5.625%	7/1/30	1,500	1,506
Honolulu HI City & County GO	5.250%	7/1/14 (4)	10,000	11,672
Honolulu HI City & County GO	5.250%	7/1/15 (4)	7,500	8,895
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,470
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,092
Honolulu HI City & County GO	5.000%	7/1/24 (4)	2,570	2,850

1 Honolulu HI City & County TOB VRDO	0.280%	8/6/10	7,700	7,700
Honolulu HI City & County Wastewater System
Rev.	5.000%	7/1/20	4,000	4,605
Honolulu HI City & County Wastewater System
Rev.	5.000%	7/1/21	2,500	2,848
Honolulu HI City & County Wastewater System
Rev.	5.000%	7/1/22	3,000	3,386
State of Hawaii	5.375%	8/1/11 (14)(Prere.)	4,010	4,217
State of Hawaii	5.375%	8/1/11 (14)(Prere.)	4,065	4,274
State of Hawaii	5.375%	8/1/12 (14)	10,480	11,004
State of Hawaii	5.375%	8/1/13 (14)	10,635	11,122
State of Hawaii	5.000%	2/1/19	6,000	7,179
State of Hawaii	5.000%	2/1/20	6,000	7,180
				249,327
Idaho (0.1%)
Idaho Bond Bank Auth. Rev.	5.250%	9/15/24	2,000	2,314
Idaho Bond Bank Auth. Rev.	5.250%	9/15/26	1,000	1,138
Idaho Health Fac. Auth. Rev. (Trinity Health
Group)	6.125%	12/1/28	12,050	13,433
Idaho Housing & Finance Assn.	4.750%	7/15/19	5,000	5,711
Idaho Housing & Finance Assn. RAN	5.000%	7/15/14	4,890	5,603
				28,199
Illinois (5.6%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,305
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	26,000	25,436
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (14)	29,170	27,899
Chicago IL Board of Educ. Capital Appreciation
(School Reform)	0.000%	12/1/19 (14)	5,610	3,788
Chicago IL Board of Educ. GO	5.000%	12/1/16 (4)	1,985	2,294
Chicago IL Board of Educ. GO	0.000%	12/1/18 (14)	4,520	3,225
Chicago IL Board of Educ. GO	5.000%	12/1/18 (4)	2,500	2,794
Chicago IL Board of Educ. GO	5.000%	12/1/19 (4)	6,130	6,769
Chicago IL Board of Educ. GO	5.000%	12/1/20 (4)	1,500	1,637
Chicago IL Board of Educ. GO	5.000%	12/1/24 (4)	6,650	7,044
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	32,965	35,743
Chicago IL Board of Educ. GO	5.000%	12/1/26 (4)	12,640	13,168
Chicago IL Board of Educ. GO	0.000%	12/1/31 (14)	5,180	1,603
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,523
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,731
Chicago IL GO	0.000%	1/1/22	4,750	2,804
Chicago IL GO	0.000%	1/1/23	4,900	2,719
Chicago IL GO	5.000%	1/1/23	10,585	11,662
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,542
Chicago IL GO	0.000%	1/1/27	7,000	2,989
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,641
Chicago IL GO	5.000%	1/1/28 (14)	9,900	10,323
Chicago IL GO VRDO	0.260%	8/2/10	3,100	3,100
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	6,072
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,714
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,837
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	3,715	4,073
1 Chicago IL Metro. Water Reclamation Dist. GO
TOB VRDO	0.430%	8/6/10	5,375	5,375
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12 (14)	10,000	10,583
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/14 (14)	2,000	2,212
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/15 (14)	5,000	5,583
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/18 (4)	7,025	7,866

Chicago IL O'Hare International Airport Rev.	5.000%	1/1/19 (4)	22,920	25,409
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/19 (4)	8,920	10,004
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/21 (4)	15,960	17,425
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/22 (4)	18,295	19,788
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/23 (4)	15,275	16,368
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24 (4)	18,250	19,411
Chicago IL Sales Tax Rev.	5.000%	1/1/28	10,230	10,918
Chicago IL Sales Tax Rev. VRDO	0.260%	8/2/10	7,000	7,000
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.000%	6/1/14	4,200	4,669
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.000%	6/1/18 (2)	10,000	10,843
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.250%	6/1/24 (12)	5,000	5,320
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.250%	6/1/25 (12)	11,000	11,621
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.250%	6/1/26 (12)	8,260	8,665
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.000%	6/1/27	31,170	32,146
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.000%	6/1/27	13,085	13,411
Chicago IL Transit Auth. Capital Grant Receipts
Rev.	5.000%	6/1/28	30,225	30,740
Chicago IL Transit Auth. Rev.	5.000%	6/1/13	4,000	4,364
Chicago IL Transit Auth. Rev.	5.000%	6/1/15	6,060	6,775
Chicago IL Transit Auth. Rev.	5.500%	6/1/18	7,435	8,526
Chicago IL Transit Auth. Rev.	5.000%	6/1/20	3,185	3,474
Chicago IL Transit Auth. Sales Tax Receipts
Rev.	5.000%	12/1/19	9,915	11,286
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,828
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,407
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,296
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,130
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	6,884
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	6,674
Chicago IL Water Rev.	5.000%	11/1/19 (4)	17,565	19,986
Cook County IL Community College Dist.	5.000%	12/1/23	1,100	1,214
Cook County IL GO	5.000%	11/15/18	8,000	9,300
Cook County IL GO	5.000%	11/15/20	7,500	8,486
Cook County IL GO	5.000%	11/15/21	5,410	6,055
Cook County IL High School Dist. (Thornton
Township)	5.000%	12/1/15 (12)	2,020	2,328
Cook County IL High School Dist. (Thornton
Township)	5.500%	12/1/17 (12)	2,000	2,375
Du Page & Cook Counties IL Community
Consolidated School Dist. GO	4.500%	1/1/21 (14)	4,900	5,264
Grundy & Will Counties IL Community USD	5.875%	2/1/23	2,315	2,650
Grundy & Will Counties IL Community USD	5.875%	2/1/25	2,720	3,068
Grundy & Will Counties IL Community USD	5.875%	2/1/26	3,060	3,430
Grundy & Will Counties IL Community USD	5.875%	8/1/28	6,520	7,232
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
PUT	3.375%	2/3/14	10,000	10,611
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/19	1,500	1,632
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/20	2,000	2,148
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/21	6,535	6,936
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/22	10,000	10,561

Illinois Finance Auth. Rev. (Advocate Health)
PUT	4.375%	7/1/14	7,500	7,967
Illinois Finance Auth. Rev. (Advocate Health)
VRDO	0.250%	8/6/10	26,575	26,575
Illinois Finance Auth. Rev. (Carle Foundation)
VRDO	0.220%	8/6/10 LOC	30,450	30,450
Illinois Finance Auth. Rev. (Central Dupage
Health)	5.000%	11/1/27	18,725	19,141
Illinois Finance Auth. Rev. (Central Dupage
Health)	5.125%	11/1/29	15,000	15,236
Illinois Finance Auth. Rev. (Central Dupage
Health) VRDO	0.250%	8/2/10	34,215	34,215
Illinois Finance Auth. Rev. (Childrens Memorial
Hosp.)	5.500%	8/15/28	21,760	22,241
Illinois Finance Auth. Rev. (Elmhurst Memorial
Healthcare) VRDO	0.250%	8/2/10 LOC	17,065	17,065
Illinois Finance Auth. Rev. (Ingalls Health
System Obligated Group) VRDO	0.270%	8/6/10 LOC	23,380	23,380
Illinois Finance Auth. Rev. (Institute of Chicago)
VRDO	0.250%	8/6/10 LOC	15,165	15,165
Illinois Finance Auth. Rev. (Memorial Health
System)	5.250%	4/1/29	12,670	12,491
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.250%	7/1/28	8,500	8,955
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.750%	8/15/30	9,000	9,786
Illinois Finance Auth. Rev. (OSF Healthcare
System)	7.000%	11/15/29	10,000	10,975
Illinois Finance Auth. Rev. (Palos Community
Hosp.)	5.375%	5/15/30	34,070	34,730
Illinois Finance Auth. Rev. (Rush Univ. Medical
Center)	5.000%	11/1/23 (14)	5,000	5,154
Illinois Finance Auth. Rev. (Rush Univ. Medical
Center)	5.750%	11/1/28 (14)	3,000	3,130
Illinois Finance Auth. Rev. (Rush Univ. Medical
Center)	6.375%	11/1/29	7,000	7,577
Illinois Finance Auth. Rev. (Silver Cross &
Medical Centers)	5.500%	8/15/30	5,000	4,727
Illinois Finance Auth. Rev. (Southern Illinois
Healthcare)	5.250%	3/1/30 (4)	7,000	7,250
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/18	3,555	3,965
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/19	11,605	12,896
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/20	3,185	3,519
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/22	10,000	10,782
Illinois GO	5.000%	10/1/10	9,000	9,061
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,500	6,028
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,000	5,477
Illinois GO	5.250%	10/1/12	14,000	15,015
Illinois GO	5.500%	8/1/13 (14)	14,005	15,403
Illinois GO	5.250%	10/1/14	40,000	43,672
Illinois GO	5.000%	1/1/15	6,050	6,644
Illinois GO	5.500%	8/1/17 (14)	7,500	7,911
Illinois GO	5.500%	8/1/18 (14)	6,000	6,329
Illinois GO	5.000%	1/1/19 (4)	15,000	16,411

Illinois GO	5.000%	1/1/19	15,475	16,814
Illinois GO	5.000%	1/1/19	10,000	10,865
Illinois GO	5.000%	1/1/20 (12)	8,635	9,370
Illinois GO	5.000%	1/1/21 (4)	31,470	33,765
Illinois GO	5.250%	1/1/21	7,425	8,097
Illinois GO	5.000%	1/1/22	2,740	2,896
Illinois GO	5.000%	11/1/24 (2)	5,000	5,084
Illinois GO	5.000%	4/1/26 (2)	12,600	12,719
Illinois GO	5.000%	6/1/26	900	905
Illinois GO	5.000%	6/1/26	5,100	5,163
Illinois GO	5.000%	6/1/27 (14)	4,000	4,013
Illinois GO	5.000%	3/1/28	20,000	20,019
Illinois GO	5.000%	9/1/31	5,000	4,974
Illinois Health Fac. Auth. Rev. (Elmhurst
Memorial Hosp.)	6.250%	1/1/17	5,060	5,240
Illinois Health Fac. Auth. Rev. (Evanston Hosp.
Corp.) VRDO	0.240%	8/6/10	9,000	9,000
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/22 (4)	5,000	6,119
Illinois Regional Transp. Auth. Rev.	6.000%	7/1/23 (14)	5,000	6,032
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23 (4)	11,475	14,092
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	4,028
Illinois Sales Tax Rev.	5.375%	6/15/18	9,860	11,369
Illinois Sales Tax Rev.	5.375%	6/15/20	9,635	11,082
Illinois Sales Tax Rev.	5.000%	6/15/28 (14)	6,000	6,138
Illinois State Build Rev.	5.000%	6/15/18	12,000	13,565
Illinois State Build Rev.	5.000%	6/15/19	5,000	5,650
Illinois State Build Rev.	5.000%	6/15/19	6,000	6,779
Illinois State Build Rev.	5.000%	6/15/20	5,225	5,811
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/23 (4)	23,000	24,632
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/23 (4)	5,000	5,412
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/24 (4)	20,000	21,491
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/25 (4)	5,700	6,084
Illinois State Tollway Highway Auth. Toll
Highway Rev. VRDO	0.290%	8/6/10	8,200	8,200
Illinois State Tollway Highway Auth. Toll
Highway Rev. VRDO	0.310%	8/6/10 (4)	4,100	4,100
Kendall Kane & Will Counties IL Community Unit
School Dist.	0.000%	2/1/28 (4)	3,125	1,268
2 Lake County IL (High School Dist. 127)	0.000%	2/1/19	5,000	3,740
2 Lake County IL (High School Dist. 127)	0.000%	2/1/20	5,000	3,537
2 Lake County IL (High School Dist. 127)	0.000%	2/1/22	5,690	3,626
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/15 (14)	13,000	10,845
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/16 (14)	11,330	8,895
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	6/15/19 (14)	38,340	25,774
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/21 (14)	6,000	3,471
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/23 (14)	32,515	16,345
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/23 (14)	21,000	10,557

Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/24 (14)	15,795	7,374
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/25 (14)	19,785	8,578
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/29 (4)	30,700	9,895
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/29 (14)	30,000	9,669
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	6/15/30 (4)	24,740	7,670
Peoria IL Public Building Community School
Dist. Rev.	0.000%	12/1/14 (12)	2,800	2,528
Peoria IL Public Building Community School
Dist. Rev.	0.000%	12/1/15 (12)	2,800	2,407
Peoria IL Public Building Community School
Dist. Rev.	0.000%	12/1/16 (12)	2,900	2,353
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (14)	15,270	12,931
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.000%	4/1/21	3,430	3,755
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.000%	4/1/22	6,015	6,528
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.250%	4/1/30	5,000	5,263
				1,659,552
Indiana (1.1%)
Decatur Township IN Multi-School Buildings
Corp. Rev.	5.000%	7/15/21 (4)	5,695	6,311
Franklin IN Community Multi-School Building
Corp.	5.000%	7/15/23 (4)	2,480	2,859
Hammond IN School Building Corp.	5.000%	7/15/24 (14)	2,735	2,895
Hammond IN School Building Corp.	5.000%	7/15/25 (14)	2,875	3,031
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/20	4,370	4,668
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.000%	11/1/23	3,570	3,732
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.250%	11/1/24	10,855	11,526
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.250%	11/1/25	13,895	14,714
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.250%	11/1/26	14,425	15,122
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.250%	11/1/27	8,615	8,989
Indiana Finance Auth. Lease Rev.	5.000%	11/1/17	7,500	8,586
Indiana Finance Auth. Rev.	5.000%	7/1/15	3,865	4,402
Indiana Finance Auth. Rev.	5.000%	7/1/17	3,315	3,784
Indiana Finance Auth. Rev.	5.000%	7/1/18	4,085	4,659
Indiana Finance Auth. Rev. (Wabash Valley
Correctional Fac.)	5.000%	7/1/14	2,510	2,845
Indiana Health & Educ. Fac. Auth. Hosp. Rev.
(Harrison County Hosp. Project) VRDO	0.290%	8/2/10 LOC	7,500	7,500
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,443
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/24	2,000	2,023
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	14,000	14,126
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/26	18,475	18,491
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	750	809

Indiana Muni. Power Agency Rev.	5.625%	1/1/28	4,640	5,040
Indiana Muni. Power Agency Rev.	5.750%	1/1/29	2,000	2,178
Indiana Office Building Comm. Fac. Rev. (New
Castle Correctional Fac.)	5.250%	7/1/19 (14)	3,515	4,028
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	4,500	4,967
Indianapolis IN Gas Util. Rev.	5.000%	8/15/21 (4)	3,530	3,923
Indianapolis IN Gas Util. Rev.	5.000%	8/15/22 (4)	15,655	17,176
Indianapolis IN Local Public Improvement Bond
Bank Notes	5.000%	1/15/19	3,000	3,447
Indianapolis IN Local Public Improvement Bond
Bank Notes	5.000%	1/15/20	1,545	1,767
Indianapolis IN Local Public Improvement Bond
Bank Notes	5.000%	1/15/21	8,590	9,873
Indianapolis IN Local Public Improvement Bond
Bank Notes	5.000%	1/15/22	7,000	7,965
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/18	15,070	17,340
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/20	5,000	5,744
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/22	1,425	1,614
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/23	1,895	2,125
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/25	2,085	2,306
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/26	1,985	2,177
Indianapolis IN Local Public Improvement Rev.
(Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,680
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/20	2,100	2,500
Rockport IN PCR (Michigan Power Company)
PUT	6.250%	6/2/14	13,250	14,755
Rockport IN PCR (Michigan Power Company)
PUT	6.250%	6/2/14	11,750	13,084
Whiting IN Environmental Fac. Rev. (BP
Products North America Inc. Project) CP	1.770%	8/6/10	35,500	35,500
Whiting IN Environmental Fac. Rev. (BP
Products) PUT	2.800%	6/2/14	18,000	16,831
				336,535
Iowa (0.2%)
Clinton Community School Dist. Iowa School
Infrastructure Sales Services	4.750%	7/1/26	1,970	2,045
Clinton Community School Dist. Iowa School
Infrastructure Sales Services	4.750%	7/1/27	1,565	1,614
Clinton Community School Dist. Iowa School
Infrastructure Sales Services	5.000%	1/1/30	6,080	6,150
Des Moines IA Independent Community School
Dist. School Infrastructure	5.000%	6/1/19	3,400	3,865
Iowa Finance Auth. Health Fac. Rev.	5.250%	8/15/29 (12)	5,500	5,808
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System)	5.250%	2/15/29 (12)	13,500	14,221
Iowa GO	5.500%	2/15/13 (14)	8,945	9,998
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	5.000%	12/1/20	1,000	1,200
Iowa State Special Obligation (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,332
Iowa State Special Obligation (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,408
Iowa State Special Obligation (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,375
Iowa Student Loan Liquidity Corp. Rev.	5.000%	12/1/16	8,545	9,286
Iowa Student Loan Liquidity Corp. Rev.	5.250%	12/1/17	5,655	6,203
				68,505

Kansas (0.4%)
Cowley Conty KS USD GO	4.750%	9/1/26 (4)	3,680	3,872
Cowley Conty KS USD GO	4.750%	9/1/27 (4)	3,500	3,655
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12	7,400	8,109
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/19	5,000	6,025
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/20	3,500	4,227
Kansas Dept. of Transp. Highway Rev. VRDO	0.230%	8/6/10	8,650	8,650
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	5.000%	11/15/20	1,150	1,283
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	5.000%	11/15/22	1,500	1,616
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	5.000%	11/15/24	2,800	2,981
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	5.000%	11/15/29	6,000	6,207
Kansas Dev. Finance Auth. Hosp. Rev.
(Advantist Health)	5.500%	11/15/29	10,435	11,269
Kansas Dev. Finance Auth. Rev.	5.250%	1/1/25	7,500	7,945
Kansas Dev. Finance Auth. Rev. (Kansas Dept.
of Commerce Impact Program)	5.000%	6/1/19	6,730	7,910
Kansas Dev. Finance Auth. Rev. (Kansas Dept.
of Commerce Impact Program)	5.000%	6/1/20	7,070	8,296
Leavenworth County KS USD	4.500%	3/1/18 (12)	1,030	1,172
Leavenworth County KS USD	4.500%	9/1/18 (12)	1,030	1,174
Leavenworth County KS USD	4.500%	3/1/19 (12)	1,000	1,135
Leavenworth County KS USD	4.500%	9/1/19 (4)	600	683
Leavenworth County KS USD	4.500%	3/1/20 (12)	1,115	1,241
Leavenworth County KS USD	4.500%	9/1/20 (12)	1,185	1,315
Leavenworth County KS USD	4.750%	3/1/21 (12)	1,165	1,305
Leavenworth County KS USD	4.750%	9/1/21 (12)	1,265	1,415
Leavenworth County KS USD	5.000%	3/1/22 (12)	1,060	1,201
Leavenworth County KS USD	5.000%	9/1/22 (12)	1,360	1,540
Leavenworth County KS USD	5.250%	3/1/23 (12)	1,455	1,660
Leavenworth County KS USD	5.250%	9/1/23 (12)	1,460	1,664
Leavenworth County KS USD	5.250%	3/1/24 (12)	450	508
Sedgwick County KS USD	5.000%	9/1/23 (12)	1,500	1,664
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18	1,000	1,080
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19	1,500	1,608
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20	1,500	1,589
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21	1,500	1,575
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24	5,055	5,229
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26	4,300	4,425
Wichita KS Hosp. Fac. Rev. (Via Christi Health
System, Inc.)	5.000%	11/15/16	1,000	1,112
Wichita KS Hosp. Fac. Rev. (Via Christi Health
System, Inc.)	5.250%	11/15/24	5,000	5,278
Wyandotte County Kansas City KS Unified Govt.
Util. System Rev.	5.000%	9/1/24 (13)	5,000	5,674
				127,292
Kentucky (1.2%)
Kentucky Asset/Liability Comm. Agency Fund
Rev. (Federeal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,973
Kentucky Asset/Liability Comm. Agency Fund
Rev. (Federeal Highway Trust)	5.000%	9/1/20	8,315	9,793
Kentucky Asset/Liability Comm. Agency Fund
Rev. (Federeal Highway Trust)	5.000%	9/1/21	14,000	16,289

Kentucky Asset/Liability Comm. Agency Fund
Rev. (Federeal Highway Trust)	5.000%	9/1/22	7,000	8,064
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (King's Daughters)	5.000%	2/1/18	1,840	2,002
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (King's Daughters)	5.000%	2/1/19	1,475	1,603
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (King's Daughters)	5.000%	2/1/20	1,125	1,215
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (King's Daughters)	5.000%	2/1/21	2,000	2,134
Kentucky GO CP	5.000%	11/1/20	4,500	5,045
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,192
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,533
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,214
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,409
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (14)(Prere.)	5,000	5,300
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	10,974
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	28,740
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13 (4)	14,965	16,979
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,137
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	1,500	1,754
Kentucky Property & Building Comm. Rev.	5.000%	8/1/18 (14)	8,350	9,603
Kentucky Property & Building Comm. Rev.	5.500%	8/1/19 (2)	6,870	8,153
Kentucky Property & Building Comm. Rev.	5.000%	10/1/19 (2)	5,000	5,762
Kentucky Property & Building Comm. Rev.	5.000%	8/1/20	22,505	25,877
Kentucky Property & Building Comm. Rev.	5.500%	8/1/20 (2)	4,320	5,110
Kentucky Property & Building Comm. Rev.	5.000%	8/1/21	45,000	50,968
Kentucky Property & Building Comm. Rev.	5.250%	2/1/23 (12)	6,215	6,984
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23 (4)	5,120	5,679
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23	9,010	10,032
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24 (4)	5,000	5,493
Kentucky Property & Building Comm. Rev.	5.250%	2/1/25 (12)	4,995	5,555
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	3,000	3,244
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.000%	7/1/23	9,890	11,009
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.000%	7/1/24	7,065	7,797
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.000%	7/1/25	7,000	7,670
Louisville & Jefferson County KY Metro. Govt.
Pollution Rev. PUT	5.750%	12/2/13	23,000	25,351
				358,637
Louisiana (1.1%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22 (12)	2,560	2,879
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23 (12)	5,165	5,754
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/17	1,000	1,128
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/18	1,000	1,127
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/19	1,030	1,161
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/20	1,000	1,109
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/21	1,000	1,096
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (14)	6,200	6,756
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,423

Louisiana GO	5.000%	5/1/12 (4)	18,955	20,477
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,804
Louisiana GO	5.500%	5/15/12 (14)	12,660	13,152
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,552
Louisiana GO	5.000%	8/1/14 (14)	45,750	52,685
Louisiana GO	5.000%	5/1/18 (4)	25,210	28,765
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,822
Louisiana GO	5.000%	5/1/23 (4)	26,665	29,201
Louisiana Local Govt. Environment Fac. &
Community Dev. Auth. Rev. (Women's Hosp.)	5.625%	10/1/30	15,905	15,910
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/15	4,055	4,327
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/17	1,520	1,587
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.250%	5/15/27	15,165	14,687
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.375%	5/15/43	7,795	7,208
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.000%	6/1/18 (2)	14,470	15,106
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.000%	6/1/21 (2)	20,000	20,518
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.000%	6/1/22 (2)	13,660	13,896
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	5.000%	6/1/23 (2)	10,000	10,096
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	4,535	4,833
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	1,860	1,982
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,390	1,471
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,955	2,069
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,200	2,377
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,440	2,636
				328,594
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,798
Maine GO	5.000%	6/1/16	4,270	5,044
Portland ME Airport Rev. GO	5.000%	1/1/21 (4)	1,000	1,075
Portland ME Airport Rev. GO	5.000%	1/1/22 (4)	1,000	1,062
Portland ME Airport Rev. GO	5.000%	1/1/23	1,000	1,051
Portland ME Airport Rev. GO	5.000%	1/1/24 (4)	1,610	1,678
Portland ME Airport Rev. GO	5.000%	1/1/25 (4)	1,000	1,033
Portland ME Airport Rev. GO	5.000%	1/1/26 (4)	1,720	1,764
Portland ME Airport Rev. GO	5.000%	1/1/28 (4)	1,200	1,215
Portland ME Airport Rev. GO	5.000%	1/1/29 (4)	1,265	1,278
				16,998
Maryland (0.8%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18 (2)	1,365	1,541
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/19 (2)	2,185	2,466
Maryland Dept. of Transp.	5.000%	6/1/15	1,725	2,025
Maryland Dept. of Transp.	5.000%	3/1/16	5,900	6,952
Maryland Dept. of Transp.	5.000%	2/15/18	4,450	5,309
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	6,000	6,927
Maryland GO	5.000%	8/1/12	10,000	10,934
Maryland GO	5.000%	8/1/12	10,000	10,934
Maryland GO	5.000%	2/15/13	58,765	65,424

Maryland GO	5.000%	8/1/13	10,685	12,091
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	18,036
Maryland GO	5.500%	3/1/16	8,035	9,721
Maryland GO	5.000%	7/15/17	350	419
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24 (2)	3,800	4,119
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28 (2)	9,000	9,476
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Health System) PUT	5.000%	5/15/15	3,500	3,910
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,501
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,426
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/16	3,895	4,286
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/17	3,000	3,286
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.000%	7/1/18	2,500	2,728
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/19	1,700	1,877
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	4.500%	7/1/20	1,500	1,544
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/21	2,000	2,167
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	4.750%	7/1/23	900	922
Maryland Transp. Auth. Rev.	5.000%	3/1/14	13,240	15,211
Maryland Transp. Auth. Rev.	5.000%	3/1/16	2,500	2,949
Maryland Transp. Auth. Rev.	5.250%	3/1/16	4,000	4,771
Maryland Transp. Auth. Rev.	5.250%	3/1/17	3,000	3,606
Maryland Transp. Auth. Rev.	5.250%	3/1/20	8,085	9,724
				231,282
Massachusetts (4.2%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	4,065	4,386
Chelsea MA GO	5.500%	6/15/11 (2)	5,740	5,764
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,020
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (14)	2,000	2,450
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (14)	2,045	2,504
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.380%	8/6/10	15,135	15,135
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	5,000	5,000
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	15,975	15,975
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/19	5,000	5,731
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/20	2,000	2,278
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/20	2,610	3,057
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/22	11,000	12,221
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/23	15,250	16,751
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.240%	8/6/10	40,350	40,350

Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)	5.625%	1/1/13 (14)	16,670	17,428
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,630
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,618
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,613
Massachusetts Dev. Finance Agency Rev.
(Draper Laboratory)	5.750%	9/1/25	6,765	7,502
Massachusetts Dev. Finance Agency Rev.
(Emerson College)	5.500%	1/1/30	15,000	15,730
Massachusetts Educ. Finance Auth. Educ. Loan
Rev.	5.500%	1/1/22	3,500	3,851
Massachusetts GAN	5.125%	12/15/10	5,000	5,019
Massachusetts GAN	5.125%	6/15/11	8,555	8,588
Massachusetts GAN	5.750%	12/15/11	20,000	20,391
Massachusetts GAN	5.750%	6/15/12	11,280	11,497
Massachusetts GAN	5.125%	12/15/12	5,000	5,018
Massachusetts GAN	5.125%	6/15/13	5,000	5,018
Massachusetts GAN	5.750%	6/15/13	10,000	10,192
Massachusetts GO	5.000%	11/1/13	8,000	9,098
Massachusetts GO	5.500%	11/1/13 (14)	8,605	9,924
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,556
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,188
Massachusetts GO	5.250%	8/1/15	5,000	5,910
Massachusetts GO	5.000%	9/1/15	14,360	16,819
Massachusetts GO	5.000%	9/1/16	7,710	9,075
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	30,101
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	74,500	91,531
Massachusetts GO	5.500%	11/1/16 (2)(ETM)	50,000	61,430
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,346
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,521
Massachusetts GO	5.500%	11/1/17	10,000	12,173
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,120
Massachusetts GO	5.500%	10/1/18	9,500	11,651
Massachusetts GO	5.500%	10/1/20 (14)	10,915	13,502
Massachusetts GO	5.500%	10/1/20	8,500	10,514
Massachusetts GO	5.250%	8/1/21	25,000	30,246
1 Massachusetts GO TOB VRDO	0.430%	8/6/10 (4)LOC	7,970	7,970
1 Massachusetts GO TOB VRDO	0.530%	8/6/10 (2)LOC	26,025	26,025
Massachusetts GO VRDO	0.250%	8/6/10	9,700	9,700
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston College)	5.500%	6/1/30	5,000	5,974
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/11 (14)	4,670	4,680
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,854
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.000%	7/1/28	18,000	16,464
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.375%	7/1/23	3,380	3,581
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.375%	7/1/24	5,500	5,754
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.375%	7/1/25	3,500	3,645
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	5,190	5,343

Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,810
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,499
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	6.250%	4/1/20	1,685	2,217
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	12/15/21	2,000	2,448
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/20	3,740	4,172
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/25	1,460	1,550
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/26	2,000	2,110
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/28	1,155	1,205
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,347
Massachusetts Health & Educ. Fac. Auth. Rev.
(South Coast Health System) VRDO	0.230%	8/6/10 LOC	1,600	1,600
Massachusetts Health & Educ. Fac. Auth. Rev.
(Suffolk Univ.)	6.250%	7/1/30	5,000	5,408
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	5.250%	7/1/25	6,815	6,885
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12 (14)	22,865	24,297
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13 (14)	20,000	21,078
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/13 (4)	5,000	5,648
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/15 (4)	10,000	11,705
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	46,059
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,544
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/27 (14)	7,830	8,313
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/30 (4)	18,115	19,002
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	0.280%	8/6/10 (4)	6,175	6,175
Massachusetts Special Obligation Dedicated
Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,938
Massachusetts Special Obligation Dedicated
Tax Rev.	5.250%	1/1/19 (14)	5,000	5,823
Massachusetts Special Obligation Dedicated
Tax Rev.	5.250%	1/1/21 (14)	6,875	7,840
Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/26 (14)	29,860	34,490
Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/28 (14)	11,075	12,766
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,801
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	833
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/18	1,000	1,210

Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	13,360	16,270
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	8,459
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	6,500	7,953
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	10,000	12,235
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/18	3,700	4,404
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	37,515	45,897
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/19	21,580	25,736
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/19 (4)	5,000	6,094
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	4,350	5,416
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.380%	8/6/10 (4)LOC	20,455	20,455
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.380%	8/6/10 (4)LOC	16,765	16,765
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.380%	8/6/10 (4)LOC	38,800	38,800
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.530%	8/6/10 (4)	25,105	25,105
Massachusetts Water Resources Auth. Rev.
VRDO	0.260%	8/6/10	2,605	2,605
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	28,047
				1,247,863
Michigan (2.4%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,197
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,318
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,619
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,751
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	15,665	17,671
Detroit MI Sewer System Rev.	5.125%	7/1/15 (14)(Prere.)	12,000	14,237
Detroit MI Sewer System Rev.	0.000%	7/1/16 (14)	7,500	5,998
Detroit MI Sewer System Rev.	5.250%	7/1/22 (14)	5,735	5,978
Detroit MI Sewer System Rev.	7.000%	7/1/27 (4)	12,500	14,614
Detroit MI Water Supply System	5.000%	7/1/19 (14)	5,000	5,139
Detroit MI Water Supply System	5.000%	7/1/20 (14)	7,665	7,882
Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	8,926
Detroit MI Water Supply System	5.000%	7/1/22 (14)	4,000	4,072
Detroit MI Water Supply System	5.000%	7/1/23 (14)	4,000	4,113
Detroit MI Water Supply System	5.000%	7/1/24 (4)	26,925	27,603
Detroit MI Water Supply System	5.000%	7/1/25 (4)	9,305	9,486
Kent Hosp. MI Finance Auth. Rev. (Metro.
Hosp.) PUT	5.500%	1/15/15	11,500	12,856
Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14	10,000	10,979
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	380	404
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	340	361
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	565	600
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	285	303
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,386
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	8,968
Michigan Building Auth. Rev.	5.500%	10/15/12	6,315	6,666
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	13,172
Michigan Building Auth. Rev.	5.500%	10/15/13	5,660	5,903
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,487
Michigan Building Auth. Rev.	5.500%	10/15/14	9,435	9,836
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,401
Michigan Building Auth. Rev.	5.500%	10/15/15	4,715	4,916
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,784
Michigan Building Auth. Rev.	5.000%	10/15/18	12,575	14,088
Michigan Building Auth. Rev.	5.000%	10/15/19	8,315	9,287

Michigan GO	5.500%	12/1/13	6,125	6,993
Michigan GO	5.000%	5/1/17	33,880	38,794
Michigan GO	5.000%	5/1/18	12,985	14,882
Michigan GO	5.250%	11/1/23	1,000	1,109
Michigan GO	5.250%	9/15/25 (4)	10,810	11,647
Michigan GO	5.250%	9/15/26 (4)	12,805	13,706
Michigan Hosp. Finance Auth. Rev.	5.125%	6/1/19	2,500	2,708
Michigan Hosp. Finance Auth. Rev.	5.625%	6/1/24	5,000	5,342
Michigan Hosp. Finance Auth. Rev.	6.000%	6/1/29	4,000	4,297
Michigan Hosp. Finance Auth. Rev. (Ascension
Health)	5.000%	11/15/18	4,000	4,477
Michigan Hosp. Finance Auth. Rev. (Ascension
Health)	5.000%	11/15/19	5,000	5,586
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	3.750%	3/15/12	15,000	15,480
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	5/1/12	9,595	10,214
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	11/1/12	2,500	2,702
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	2.625%	6/30/14	30,000	30,375
Michigan Hosp. Finance Auth. Rev. (Genesys
Regional Medical Center)	5.300%	10/1/11 (ETM)	7,415	7,532
Michigan Hosp. Finance Auth. Rev. (Genesys
Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,191
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.250%	11/15/24	5,000	4,975
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.625%	11/15/29	15,775	15,858
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.250%	11/15/32	17,005	16,065
Michigan Hosp. Finance Auth. Rev. (Sparrow
Obligated Group)	5.000%	11/15/26 (14)	13,015	13,058
Michigan Muni. Bond Auth. RAN	5.000%	3/21/11	28,000	28,023
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/21	3,500	4,126
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/22	4,000	4,676
Monroe County MI Econ. Dev. Corp. (Detroit
Edison)	6.950%	9/1/22 (14)	25,000	29,606
Regents of Univ. of Michigan VRDO	0.220%	8/6/10	21,930	21,930
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	5.500%	8/1/19	20,000	21,633
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	6.375%	8/1/29	25,000	26,720
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	8.000%	9/1/29	13,900	16,635
Univ. of Michigan Univ. Rev.	5.000%	4/1/21	11,210	13,248
Wayne County Michigan Airport Auth. Rev.
(Detroit Metropolitan Wayne County Airport)
VRDO	0.230%	8/6/10 LOC	13,700	13,700
				717,289
Minnesota (1.6%)
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/17	1,785	2,004
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/18	2,190	2,425

Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/20	1,585	1,720
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/20	1,805	1,958
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/21	2,205	2,369
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/21	3,925	4,217
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.000%	11/15/22	2,425	2,587
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Allina Health Care)	5.250%	11/15/29	7,000	7,165
Minneapolis & St. Paul MN Housing & Redev.
Auth. Health Care System (Children's Hosp.
Clinics) VRDO	0.290%	8/2/10 (4)	7,400	7,400
Minneapolis MN Health Care System (Fairview
Health Services)	6.000%	11/15/18	15,000	17,212
Minneapolis MN Health Care System (Fairview
Health Services)	6.625%	11/15/28	15,500	17,437
Minnesota CTFS Partner Technology Lease
Purchase	5.000%	6/1/17	9,690	11,187
Minnesota CTFS Partner Technology Lease
Purchase	5.000%	6/1/18	8,925	10,185
Minnesota CTFS Partner Technology Lease
Purchase	5.000%	6/1/19	10,680	12,052
Minnesota GO	5.000%	10/1/11	26,795	28,277
Minnesota GO	5.000%	11/1/11	24,545	25,999
Minnesota GO	5.000%	6/1/12	21,700	23,561
Minnesota GO	5.000%	11/1/12	21,920	24,180
Minnesota GO	5.000%	11/1/12	19,775	21,819
Minnesota GO	5.000%	8/1/13	5,780	6,535
Minnesota GO	5.000%	10/1/13	35,445	40,322
Minnesota GO	5.000%	11/1/13	28,270	32,227
Minnesota GO	5.000%	11/1/13	19,500	22,243
Minnesota GO	5.000%	12/1/13	10,610	12,136
Minnesota GO	5.000%	11/1/14	19,275	22,600
Minnesota GO	4.000%	12/1/14	3,730	4,226
Minnesota GO	5.000%	12/1/14	8,150	9,579
Minnesota GO	5.000%	11/1/15	19,775	23,448
Minnesota GO	5.000%	12/1/15	8,150	9,677
Minnesota GO	5.000%	8/1/19	4,140	5,011
Southern Minnesota Muni. Power Agency Power
Supply System Rev.	5.250%	1/1/30	2,000	2,117
St. Cloud MN Health Care Rev. (Centracare
Health System)	5.125%	5/1/30	7,000	7,191
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/15	5,675	6,306
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/16	11,775	13,031
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.500%	7/1/23	21,700	22,596
St. Louis Park MN Health Care Fac. Rev. (Park
Nicollet Health Services)	5.625%	7/1/26	6,000	6,134
Univ. of Minnesota Rev.	5.000%	4/1/22	500	574
Univ. of Minnesota Rev.	4.600%	4/1/25	1,000	1,075
Univ. of Minnesota Rev. VRDO	0.270%	8/6/10	5,800	5,800
				476,582

Mississippi (0.2%)
Mississippi Business Finance Corp. Rev.
(Promenade D'Iberville Project) VRDO	0.250%	8/6/10 LOC	20,335	20,335
Mississippi GO	5.750%	12/1/11	6,000	6,431
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,523
Mississippi GO	5.500%	12/1/16	3,435	4,167
Mississippi GO	5.500%	12/1/19	2,000	2,472
Mississippi GO	5.000%	12/1/20	10,000	11,396
Mississippi GO	5.000%	12/1/21	16,890	19,089
Warren County MS Gulf Opportunity Zone Rev.	5.800%	5/1/34	2,500	2,533
				71,946
Missouri (0.9%)
Cape Girardeau County MO IDA Health Care
Fac. Rev.	5.625%	6/1/12 (Prere.)	5,655	6,168
Curators of the Univ. of Missouri System Fac.
Rev.	5.000%	11/1/26	3,910	4,179
Kansas City MO Airport Rev.	5.000%	9/1/13	11,550	12,905
Kansas City MO Airport Rev.	5.000%	9/1/14	10,000	11,403
Kansas City MO IDA Rev. (Downtown
Redevelopment) VRDO	0.280%	8/6/10 LOC	24,300	24,300
Kansas City MO Special Obligation	0.000%	2/1/18	3,000	2,222
Kansas City MO Special Obligation	0.000%	2/1/19	7,615	5,335
Missouri Board Public Building Special
Obligation Rev.	5.000%	10/15/27	13,275	13,874
Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.250%	8/2/10	9,000	9,000
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	4.750%	6/1/25	3,230	3,136
Missouri Environmental Improvement & Energy
Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,588
Missouri Environmental Improvement & Energy
Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,970
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System)	5.000%	6/1/19	2,420	2,673
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System)	5.000%	6/1/21	4,000	4,343
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System)	5.000%	6/1/22	5,270	5,690
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/12 (4)	3,365	3,510
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/13 (4)	3,580	3,726
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/14 (4)	3,260	3,386
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System)	5.000%	11/15/20	3,975	4,276
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System)	5.250%	11/15/25	8,000	8,377
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System)	5.000%	11/15/30	5,000	5,020
Missouri Health & Educ. Fac. Auth. Rev.
(Children's Mercy Hosp.)	5.250%	5/15/29	19,230	19,513
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,082
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,054

Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,523
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,252
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	1,825	2,184
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20	5,330	6,284
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/21	3,110	3,679
Missouri Joint. Muni. Electric Util. Comm. Power
Project Rev. (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,666
Missouri Joint. Muni. Electric Util. Comm. Power
Project Rev. (Prairie Project)	5.000%	1/1/26 (2)	15,730	16,102
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (14)(Prere.)	11,560	12,134
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (14)(Prere.)	10,260	10,769
St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	6.125%	7/1/24	6,000	6,512
				254,835
Nebraska (0.3%)
Lancaster County NE School Dist. No. 1 (Lincoln
Public Schools)	4.500%	1/15/26	3,140	3,361
Lancaster County NE School Dist. No. 1 (Lincoln
Public Schools)	4.500%	1/15/27	3,300	3,510
Lancaster County NE School Dist. No. 1 (Lincoln
Public Schools)	4.750%	1/15/28	3,460	3,748
Lancaster County NE School Dist. No. 1 (Lincoln
Public Schools)	4.750%	1/15/29	3,530	3,805
Nebraska Educ. Finance Auth. Rev. (Creighton
Univ.) VRDO	0.250%	8/2/10 LOC	10,030	10,030
Nebraska Public Power Dist. Rev.	5.000%	1/1/24	8,000	8,647
Nebraska Public Power Dist. Rev.	5.000%	1/1/25	14,245	15,284
Nebraska Public Power Dist. Rev.	5.000%	1/1/26	14,960	15,981
Nebraska Public Power Dist. Rev.	5.000%	1/1/27	5,705	6,064
Nebraska Public Power Dist. Rev.	5.000%	1/1/28	6,000	6,342
				76,772
Nevada (1.4%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/30	15,000	15,213
Clark County NV Airport Rev.	5.000%	7/1/21	2,000	2,209
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,279
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,224
Clark County NV Passenger Fac. Rev. (Las
Vegas McCarran International Airport)	5.000%	7/1/30	15,000	15,089
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	28,385	31,050
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	29,765	32,560
Clark County NV School Dist. GO	5.000%	6/15/14	6,320	7,204
Clark County NV School Dist. GO	5.000%	6/15/15	22,120	25,421
Clark County NV School Dist. GO	5.000%	6/15/18	11,500	13,168
Clark County NV School Dist. GO	5.000%	6/15/19	13,750	15,529
Clark County NV School Dist. GO	5.000%	6/15/20	14,335	15,961
Clark County NV School Dist. GO	5.000%	6/15/21 (14)	12,900	14,329
Clark County NV School Dist. GO	5.000%	6/15/21	14,980	16,533
Clark County NV School Dist. GO	5.000%	6/15/22	14,655	16,005
Clark County NV School Dist. GO	5.000%	6/15/23	16,360	17,711
Clark County NV School Dist. GO	5.000%	6/15/24 (4)	12,905	14,015
Clark County NV School Dist. GO	5.000%	6/15/25	12,445	13,157
Clark County NV School Dist. GO	5.000%	6/15/26	29,900	31,325
Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27	2,985	3,285
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	5,164
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,039

Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13 (14)	11,165	12,390
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/26 (14)	15,280	15,904
Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding VRDO	0.310%	8/2/10	26,710	26,710
Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding VRDO	0.310%	8/2/10	15,100	15,100
Nevada GO	5.000%	12/1/14 (4)	8,435	9,724
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28 (2)	1,750	1,781
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	4,790	5,021
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,560
				420,660
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,204
New Hampshire GO	5.000%	8/15/18	2,500	2,995
New Hampshire GO	5.000%	2/15/19	1,010	1,207
New Hampshire GO	5.000%	8/15/19	2,000	2,402
New Hampshire Health & Educ. Fac. Auth. Rev.	5.500%	7/1/20	10,000	11,662
				19,470
New Jersey (6.2%)
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,477
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (14)	10,000	11,765
Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23 (2)	6,050	6,485
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,196
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (14)	12,725	14,955
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,720	4,295
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (14)	5,630	6,590
New Jersey Building Auth. Rev.	5.000%	12/15/18	5,610	6,393
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,951
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,517
New Jersey COP	5.250%	6/15/28	4,675	4,912
New Jersey COP	5.250%	6/15/29	1,000	1,045
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18	7,255	8,174
New Jersey CTFS Partner Equipment Lease
Purchase	5.250%	6/15/20	6,180	6,960
New Jersey CTFS Partner Equipment Lease
Purchase	5.250%	6/15/21	5,820	6,484
New Jersey CTFS Partner Equipment Lease
Purchase	5.375%	6/15/29	11,000	11,590
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.625%	6/15/18	25,000	25,008
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.625%	6/15/19	14,000	14,003
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.500%	6/15/24	12,000	11,870
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.000%	6/1/18	2,000	2,092
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.250%	6/1/19	2,000	2,086
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.250%	6/1/20	2,000	2,075
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.375%	6/1/25	5,000	5,036

New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/16	11,500	13,147
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/17	38,000	43,222
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/18	63,000	71,350
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	12/15/19	38,410	43,425
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.250%	12/15/21 (4)	5,000	5,831
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.250%	9/1/29	10,500	11,400
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.500%	12/15/29	5,000	5,512
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	12,315	13,747
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	4,800	5,438
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	12,475	14,133
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	4,000	4,501
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,400	11,762
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	4,000	4,552
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/15 (14)(3)	9,100	10,366
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/19 (3)	4,285	4,962
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (14)	81,630	93,801
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	15,000	17,195
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	21,278
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	40,455	45,153
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/13	7,215	7,977
New Jersey Educ. Fac. Auth. Rev.	7.125%	12/1/23	6,000	7,052
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	23,420	24,681
New Jersey GO	5.500%	8/1/11	3,500	3,680
New Jersey GO	6.000%	2/15/13 (3)	11,475	12,990
New Jersey GO	5.250%	7/1/14 (4)	25,000	29,032
New Jersey GO	5.250%	7/1/15 (4)	50,000	58,833
New Jersey GO	5.250%	7/15/15 (2)	8,500	10,009
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,776
New Jersey GO	5.000%	6/1/18	8,000	9,381
New Jersey GO	5.500%	7/15/18 (14)	7,080	8,564
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,972
New Jersey Health Care Fac. Financing Auth.
Rev.	5.500%	10/1/23	12,860	13,904
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp. Corp.) VRDO	0.210%	8/6/10 LOC	8,900	8,900
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/16	8,420	9,212
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hosp.)	5.000%	7/1/17	8,875	9,658
New Jersey Health Care Fac. Financing Auth.
Rev. (Holy Name Hosp.)	5.000%	7/1/18	1,925	2,052
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian-III) VRDO	0.300%	8/6/10 (12)	13,155	13,155
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/11 (14)	8,230	8,233
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/12 (14)	1,845	1,845
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/14 (14)	1,885	1,885

New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.750%	7/1/33	20,000	21,142
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.500%	12/1/20	6,500	6,660
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/17	10,000	11,412
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24	2,055	2,125
New Jersey Transp. Corp. COP	5.500%	9/15/13 (2)	1,410	1,556
New Jersey Transp. Corp. COP	5.250%	9/15/15 (4)	3,800	4,355
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	11,172
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	7,270	8,408
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	5,000	5,646
New Jersey Transp. Corp. COP	5.000%	9/15/19 (4)	6,500	6,871
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (14)	12,490	13,143
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)(ETM)	7,510	8,443
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)	12,490	13,939
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	15,900	18,584
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/17	1,250	1,483
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	15,000	17,222
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19 (14)	32,000	37,236
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	1,040	1,210
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	10,000	11,636
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	7,000	8,204
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	9,000	10,448
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	27,915	32,405
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	79,200	93,506
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/21	11,000	12,751
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)	3,745	4,424
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	25,000	29,534
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	9,620	11,365
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	45,900	52,724
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22	19,500	22,857
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	6,900	3,570
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	25,000	29,711
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	1,000	456
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	6,783
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	82,680	37,720
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	24,000	10,240
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	98,285	39,073
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	44,000	16,382
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/29	47,325	16,385
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/30	14,800	4,747
1 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.290%	8/6/10 (13)	10,995	10,995
1 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.430%	8/6/10 (4)	27,020	27,020
New Jersey Transp. Trust Fund Auth. Transp.
System Rev.	5.500%	12/15/15 (2)	1,750	2,047
New Jersey Transp. Trust Fund Auth. Transp.
System Rev.	5.250%	6/15/20 (3)	17,680	19,398
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)	2,325	2,600
New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	14,440	16,277
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	19,705	21,935
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	4,500	4,951
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	13,500	15,767
Rutgers State Univ. New Jersey	6.400%	5/1/13	2,555	2,764
South Jersey Transp. Auth. New Jersey Transp.
System Rev.	5.000%	11/1/16	7,590	8,589

Tobacco Settlement Financing Corp. New
Jersey Rev.	4.250%	6/1/12	6,385	6,524
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12 (Prere.)	33,155	35,516
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.125%	6/1/12 (Prere.)	15,410	16,068
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/13	14,945	15,594
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/15	11,425	11,836
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/16	14,585	14,865
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/17	15,925	15,924
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/18	16,475	16,274
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/19	30,595	29,867
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.500%	6/1/23	34,032	31,161
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.625%	6/1/26	1,900	1,559
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41	500	328
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,508
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,283
				1,845,703
New Mexico (0.4%)
Albuquerque NM School Dist.	5.000%	8/1/20	5,000	5,890
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/18	16,440	17,875
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/19	5,890	6,366
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,395	13,924
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (14)	30,525	34,187
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (14)	18,000	20,088
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11	2,000	2,073
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12	3,260	3,446
				103,849
New York (11.4%)
Amherst NY Dev. Corp. Student Housing Fac.
Rev.	3.500%	10/1/19	1,185	1,203
Amherst NY Dev. Corp. Student Housing Fac.
Rev.	4.000%	10/1/21	2,575	2,644
Amherst NY Dev. Corp. Student Housing Fac.
Rev.	4.000%	10/1/22	2,680	2,709
Amherst NY Dev. Corp. Student Housing Fac.
Rev.	4.375%	10/1/30	1,100	1,080
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.000%	7/15/30	6,735	6,875
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/20	8,345	9,511
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/21	13,850	15,634
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,552
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,029
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,209
Long Island NY Power Auth. Electric System
Rev.	5.250%	6/1/12	40,505	43,890

Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/18 (14)	2,900	3,240
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/18 (14)	1,335	1,491
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/20 (14)	10,000	10,944
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/21 (14)	10,000	10,859
Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/21 (14)	33,615	36,503
Long Island NY Power Auth. Electric System
Rev.	5.000%	4/1/23	5,800	6,272
Long Island NY Power Auth. Electric System
Rev.	5.750%	4/1/25	20,000	22,324
Long Island NY Power Auth. Electric System
Rev. VRDO	0.300%	8/6/10 (4)	34,055	34,055
Metro. New York Transp. Auth. Rev.	5.750%	7/1/18	1,975	2,371
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	3,425	3,894
Metro. New York Transp. Auth. Rev.	5.250%	11/15/19 (14)	5,000	5,790
Metro. New York Transp. Auth. Rev.	5.000%	11/15/21	2,685	2,912
Metro. New York Transp. Auth. Rev.	5.250%	11/15/21 (14)	4,000	4,594
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23 (4)	10,000	10,596
Metro. New York Transp. Auth. Rev.	4.750%	11/15/24 (14)	9,005	9,276
Metro. New York Transp. Auth. Rev.	4.750%	11/15/25 (14)	9,435	9,669
Metro. New York Transp. Auth. Rev. (Commuter
Fac.)	5.000%	1/1/12 (14)(Prere.)	8,100	8,651
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	21,500	26,585
Metro. New York Transp. Auth. Rev. (Service
Contract)	0.000%	7/1/11 (ETM)	21,200	21,115
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.500%	7/1/15	17,315	20,194
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	4.750%	7/1/12 (4)(Prere.)	25,835	28,044
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/14 (2)	5,000	5,769
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/15 (2)	45,130	48,755
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/16 (2)	38,075	41,134
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/18	30,750	34,779
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.000%	11/15/20	5,000	5,475
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	31,500	34,752
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.290%	8/6/10 (4)	2,000	2,000
New York City NY Capital Resources (Loan
Enhanced Assistance Program) VRDO	0.240%	8/6/10 LOC	20,597	20,597
New York City NY Cultural Resources Rev.
(Lincoln Center)	5.250%	12/1/18	7,600	8,852
New York City NY GO	5.250%	8/1/10	27,000	27,004
New York City NY GO	5.000%	8/1/11	8,000	8,375
New York City NY GO	5.250%	8/1/11	29,500	30,956
New York City NY GO	5.250%	8/1/13	17,515	19,725
New York City NY GO	5.750%	8/1/13 (2)	8,000	8,765
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,393
New York City NY GO	5.000%	8/1/17	6,860	7,944
2 New York City NY GO	5.000%	8/1/19	5,000	5,823

New York City NY GO	5.000%	8/1/19	12,130	13,893
New York City NY GO	5.000%	8/1/20	32,355	37,163
New York City NY GO	5.000%	8/1/20	9,010	10,204
New York City NY GO	5.000%	8/1/20	50,000	58,136
New York City NY GO	5.000%	8/1/20	10,000	11,325
New York City NY GO	5.250%	9/1/20	4,565	5,263
New York City NY GO	5.000%	10/1/20	1,345	1,527
New York City NY GO	5.000%	2/1/21	12,300	13,740
New York City NY GO	5.250%	3/1/21	4,255	4,909
New York City NY GO	5.000%	8/1/21	59,135	67,231
2 New York City NY GO	5.000%	8/1/21	15,750	18,110
2 New York City NY GO	5.000%	8/1/21	14,000	15,593
New York City NY GO	5.000%	8/1/21	23,065	25,579
New York City NY GO	5.000%	8/1/21	9,600	10,782
New York City NY GO	5.250%	9/1/21	20,000	22,870
New York City NY GO	5.000%	1/1/22	15,000	16,620
New York City NY GO	5.000%	8/1/22	32,000	36,082
New York City NY GO	5.000%	8/1/22	7,050	7,865
New York City NY GO	5.250%	8/15/22	25,250	28,666
New York City NY GO	5.000%	8/1/23	2,000	2,235
2 New York City NY GO	5.000%	8/1/23	7,925	8,942
New York City NY GO	5.000%	8/1/23	32,500	36,317
New York City NY GO	5.250%	8/15/23	21,820	24,590
2 New York City NY GO	5.000%	8/1/24	6,735	7,539
New York City NY GO	5.250%	8/15/24	25,945	29,045
New York City NY GO	5.000%	8/1/25	5,000	5,498
New York City NY GO	5.000%	8/1/27	10,025	10,871
New York City NY GO	5.000%	8/1/28	20,000	21,578
New York City NY GO	5.000%	5/15/29	7,900	8,462
New York City NY GO	5.450%	4/1/31	6,560	7,255
New York City NY GO VRDO	0.240%	8/6/10 LOC	8,700	8,700
New York City NY GO VRDO	0.240%	8/6/10 LOC	8,400	8,400
New York City NY GO VRDO	0.250%	8/6/10	100,000	100,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19	7,000	7,582
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/32	19,000	20,088
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.280%	8/6/10	10,830	10,830
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.250%	8/6/10	24,325	24,325
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26 (14)	9,500	10,230
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.000%	7/15/17	6,335	7,317
New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/12 (2)(Prere.)	750	823
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/13	2,000	2,192
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/14	3,525	3,973
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/15	2,820	3,203
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/16	2,925	3,331
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/17	2,150	2,461

New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/19	3,875	4,446
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/23	4,440	4,869
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/24	7,040	7,667
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/25 (14)	10,170	10,881
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/25	8,945	9,930
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/26 (14)	7,620	8,112
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26	10,520	11,630
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26	8,185	9,049
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/28	3,465	3,701
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/30	9,500	9,947
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/30	10,935	11,636
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.375%	2/1/13	15	16
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/14	6,065	7,055
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/18	5,000	5,919
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/19	9,835	11,637
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/19	2,535	2,999
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	8/1/21	51,100	57,601
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/21	36,850	42,555
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/21	16,015	18,610
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/22	11,090	12,651
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/29	10,000	10,839
New York City NY Transitional Finance Auth.
Rev. VRDO	0.250%	8/6/10	11,300	11,300
New York NYC Housing Dev. Corp. (Multi
Family)	4.750%	11/1/30	1,875	1,889
New York NYC Housing Dev. Corp. (Multi
Family)	4.750%	11/1/30	4,975	5,013
New York State Dormitory Auth. Rev.	5.000%	7/1/20	6,815	7,698
New York State Dormitory Auth. Rev.	5.000%	7/1/21	17,750	19,832
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/13 (14)	9,230	9,974
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/13 (14)	11,200	11,920
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.250%	2/15/11 (14)	725	728
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/19 (4)	3,000	3,434

New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/19 (4)	3,200	3,605
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/19 (4)	5,030	5,757
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/23 (14)	6,415	7,010
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/24 (14)	6,740	7,300
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/20	13,290	15,005
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/21	10,000	11,166
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/22	2,000	2,207
New York State Dormitory Auth. Rev. (New York
Univ.)	5.750%	7/1/16 (14)	3,500	4,176
New York State Dormitory Auth. Rev. (New York
Univ.)	6.000%	7/1/19 (14)	1,700	2,104
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/13	2,135	2,434
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/14	3,250	3,791
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/14	9,500	11,081
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	2/15/20	7,085	8,345
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/20	33,000	37,802
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	2/15/21	12,080	14,067
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/21	34,650	39,326
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.500%	3/15/22 (2)	7,000	8,641
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/23	5,000	5,376
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/23	5,000	5,500
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/25	16,820	18,228
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/26	10,000	10,786
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	20,000	21,827
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	2,775	3,028
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	5,790	6,266
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	2,565	2,751
New York State Dormitory Auth. Rev. (Second
Hosp.)	5.100%	2/15/11 (2)	4,040	4,055
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/13 (14)	10,000	10,141
New York State Dormitory Auth. Rev. (State
Univ.)	5.250%	5/15/15	1,670	1,905

New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/23 (14)	4,000	4,137
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/24 (14)	3,300	3,379
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/27 (14)	8,000	8,055
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/29	2,000	2,135
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ.)	5.000%	7/1/22	3,445	3,914
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	5.000%	10/1/19	3,475	3,972
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	5.000%	10/1/21	4,320	4,898
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	5.000%	10/1/22	7,000	7,828
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/18	11,570	13,274
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/19 (12)	2,500	2,858
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/22	3,050	3,366
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.)	5.000%	7/1/19	3,000	3,399
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,031
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,031
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,256
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,493
New York State Environmental Fac. Corp. Rev.
(Personal Income Tax)	5.250%	12/15/24	7,240	8,231
New York State Environmental Fac. Corp. Rev.
(Personal Income Tax)	5.250%	12/15/25	15,825	17,869
New York State GO	4.500%	2/1/17	34,125	38,963
New York State GO	4.500%	2/1/18	24,735	28,335
New York State GO	4.500%	2/1/19	10,670	12,191
New York State GO	4.500%	2/1/20	11,665	13,221
New York State Housing Finance Agency Rev.
(100 Maiden Lane) VRDO	0.260%	8/6/10	22,660	22,660
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	1,250	1,495
New York State Local Govt. Assistance Corp.	5.500%	4/1/17 (4)	5,000	5,997
New York State Mortgage Agency Rev.	5.000%	11/1/22	9,925	10,584
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	2,600	2,888
New York State Thruway Auth. Rev.	4.000%	7/15/11	10,000	10,339
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	8,940	10,001
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	8,000	8,872
New York State Thruway Auth. Rev.	5.000%	1/1/22 (14)	10,000	11,041
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	21,193
New York State Thruway Auth. Rev.	5.000%	1/1/24 (2)	14,885	15,692

New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	21,636
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13	2,500	2,784
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	16,164
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/14	12,055	13,779
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	4,049
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,766
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,868
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/19	6,650	7,562
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/20	5,650	6,345
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/20	10,400	11,933
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/20	11,395	12,812
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/23	8,515	9,527
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25	4,500	4,951
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/27	7,000	7,604
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.500%	3/15/12 (14)(Prere.)	3,000	3,257
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.000%	3/15/21	24,890	28,443
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.250%	3/15/27	7,115	7,842
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.000%	3/15/29	7,000	7,591
New York State Thruway Auth. Rev. (Second
Generation Highway & Bridge Trust Fund)	5.000%	4/1/21	16,000	18,498
New York State Thruway Auth. Rev. (Second
Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	26,096
New York State Thruway Auth. Rev. (Service
Contract)	5.500%	4/1/13	5,000	5,398
New York State Thruway Auth. Rev. (Service
Contract)	5.000%	4/1/19	11,000	12,700
New York State Thruway Auth. Rev. (Service
Contract)	5.000%	4/1/20	9,890	11,324
New York State Urban Dev. Corp. Rev.	5.000%	12/15/14	3,000	3,497
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	19,500	22,184
New York State Urban Dev. Corp. Rev.	5.000%	12/15/15	4,000	4,704
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	22,360	25,591
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	12,000	13,938
New York State Urban Dev. Corp. Rev.	5.250%	1/1/18	36,140	42,166
New York State Urban Dev. Corp. Rev.	5.250%	1/1/22	7,500	8,362
New York State Urban Dev. Corp. Rev.	4.375%	3/15/22	9,020	9,754
New York State Urban Dev. Corp. Rev.	5.000%	12/15/22	2,000	2,272
New York State Urban Dev. Corp. Rev.	5.000%	12/15/23	2,615	2,944
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	7,910	8,387

New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.250%	1/1/14 (4)	7,770	8,319
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/18	20,000	23,767
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/19	47,625	56,573
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/20	36,240	42,424
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,112
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/21	18,310	21,236
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/23	7,180	7,998
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (14)	21,000	25,602
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/17	15,275	17,517
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/18	24,275	27,918
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/18	8,000	9,200
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/19	3,625	4,178
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.250%	1/1/19 (4)	7,050	8,189
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/20	18,165	20,805
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/21	11,345	12,836
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/21	20,085	22,725
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/22	5,120	5,719
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/22	7,650	8,544
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	5,755	6,073
Tobacco Settlement Financing Corp. New York
Rev.	4.000%	6/1/12	50,000	52,965
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	1/1/12 (ETM)	8,180	8,525
Triborough Bridge & Tunnel Auth. New York
Rev.	6.000%	1/1/12 (ETM)	6,590	6,911
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/14	3,000	3,514
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/19 (14)	4,500	5,379
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/20 (14)	15,000	17,943
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/21 (14)	31,370	37,712
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/25	24,975	27,218
Triborough Bridge & Tunnel Auth. New York
Rev. PUT	5.000%	11/15/14	20,000	22,822
Triborough Bridge & Tunnel Auth. New York
Rev. PUT	5.000%	11/15/15	20,000	22,721

Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.260%	8/6/10 (4)	4,640	4,640
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,598
United Nations Dev. Corp. New York Rev.	5.000%	7/1/21	7,200	8,086
				3,404,471
North Carolina (1.8%)
Charlotte NC (Equipment Acquisition) COP	5.000%	6/1/23	3,710	4,112
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/18	1,045	1,253
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/20	1,000	1,187
Columbus County NC Ind. Fac. & Pollution
Control Financing Auth. Rev. (International
Paper)	5.700%	5/1/34	8,000	8,047
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/22	1,000	1,135
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,822
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,341
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,096
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,638
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,360
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/19	3,000	3,585
New Hanover County NC Hosp. Rev. (New
Hanover Regional Medical Center)	5.000%	10/1/27 (4)	9,900	10,336
New Hanover County NC Hosp. Rev. (New
Hanover Regional Medical Center) VRDO	0.270%	8/6/10 (4)	6,200	6,200
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,386
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/11	25,000	25,479
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/12	14,875	15,764
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/13	25,000	27,343
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/14	15,000	16,870
North Carolina Eastern Muni. Power Agency
Rev.	5.300%	1/1/15	4,000	4,284
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/16	4,000	4,454
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/16	3,000	3,195
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/17	4,700	5,039
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/20	2,250	2,470
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/26	22,510	23,645
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/26	3,000	3,247
North Carolina GO	5.000%	3/1/12	7,400	7,953
North Carolina GO	5.000%	5/1/14	16,780	18,703
North Carolina GO	5.000%	3/1/18	10,000	11,754
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/18 (4)	9,675	11,135
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/19 (4)	10,000	11,364
North Carolina Medical Care Comm. Health
Care Fac. (Duke Univ. Health System) VRDO	0.260%	8/6/10	49,075	49,075

North Carolina Medical Care Comm. Health
Care Fac. (Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,227
North Carolina Medical Care Comm. Hosp.
(Duke Univ. Hosp.) VRDO	0.220%	8/6/10	2,065	2,065
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/19	3,910	4,358
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/20	1,375	1,531
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/21	5,000	5,510
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.000%	6/1/22	5,000	5,458
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,913
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,659
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	5,000	5,815
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (14)	69,495	75,111
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	3,085	3,546
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (14)	38,600	41,672
North Carolina Muni. Power Agency Rev.	5.000%	1/1/20	8,500	9,706
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	2,000	2,263
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (14)	10,000	10,759
North Carolina Muni. Power Agency Rev.	5.000%	1/1/21	5,000	5,640
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30	4,500	4,650
Univ. of North Carolina Chapel Hill Foundation
VRDO	0.270%	8/6/10	12,220	12,220
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/27	1,720	1,916
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/28	1,590	1,758
Wake County NC GO	5.000%	6/1/28	3,000	3,258
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,508
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,076
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,577
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,303
				530,771
Ohio (3.5%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,989
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	9/1/17	14,645	16,138
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.250%	9/1/27	30,000	31,534
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	8/2/10 LOC	11,800	11,800
American Muni. Power Ohio Inc.	5.000%	2/15/16	4,000	4,478
American Muni. Power Ohio Inc.	5.000%	2/15/17	6,770	7,579
American Muni. Power Ohio Inc.	5.250%	2/15/18	16,000	18,152
American Muni. Power Ohio Inc.	5.250%	2/15/19	13,000	14,753
American Muni. Power Ohio Inc.	5.000%	2/15/24 (12)	5,000	5,389
American Muni. Power Ohio Inc. (Prairie State
Energy Campus Project)	5.250%	2/15/28	1,940	2,026
American Muni. Power Ohio Inc. Hydroelectric
Projects Rev.	5.000%	2/15/20	10,310	11,373
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24	127,045	106,137
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/30	59,390	46,689
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	6/1/21	3,810	4,492

Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	6/1/22	3,180	3,712
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (14)	7,000	8,394
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (14)	5,710	6,823
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (14)	10,000	11,965
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (14)	5,000	5,986
1 Cincinnati OH City School Dist. GO TOB VRDO	0.530%	8/6/10 (3)LOC	6,450	6,450
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,939
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,577
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,758
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	9,385
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	4,500	4,859
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (14)	7,455	7,983
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (14)	14,065	14,932
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (14)	7,505	7,911
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (14)	7,350	7,705
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,688
Columbus OH City School Dist.	4.000%	12/1/17	1,000	1,109
Columbus OH City School Dist.	5.000%	12/1/18	1,205	1,420
Columbus OH City School Dist.	4.000%	12/1/19	2,000	2,186
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,053
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,547
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.250%	8/2/10	12,035	12,035
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/22	6,610	7,438
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/23	3,470	3,866
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/24	2,500	2,760
Franklin County OH Hosp. Rev. (Nationwide
Childrens) VRDO	0.240%	8/6/10	13,200	13,200
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.260%	8/6/10	21,400	21,400
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,703
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	24,459
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	18,715	19,701
Huber Heights OH City School Dist.	4.750%	12/1/24	1,250	1,341
Huber Heights OH City School Dist.	4.750%	12/1/25	1,000	1,063
Huber Heights OH City School Dist.	4.875%	12/1/27	1,250	1,322
Huber Heights OH City School Dist.	5.000%	12/1/28	1,000	1,067
Huber Heights OH City School Dist.	5.000%	12/1/29	1,000	1,063
Huber Heights OH City School Dist.	5.000%	12/1/30	1,000	1,055
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	10/1/12	6,800	7,189
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	10/1/13	6,810	7,177
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	10/1/14	6,000	6,297
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	10/1/15	4,000	4,170
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,896
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,896
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,330
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,330

Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,126
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,126
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	5,500	5,994
Ohio Air Quality Dev. Auth. PCR PUT	3.250%	6/2/14	3,000	3,032
Ohio Building Auth. Rev. (Administration
Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,010
Ohio Building Auth. Rev. (Administration
Building Fund)	5.000%	10/1/26	1,975	2,150
Ohio Building Auth. Rev. (State Correctional
Fac.)	5.500%	10/1/12 (4)	5,000	5,286
Ohio Building Auth. Rev. (State Correctional
Fac.)	5.500%	10/1/13 (4)	3,000	3,172
Ohio Building Auth. Rev. (State Correctional
Fac.)	5.250%	4/1/17	5,565	6,554
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,603
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,525
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,879
Ohio GO	7.625%	8/1/10	3,510	3,511
Ohio GO	5.000%	8/1/13	7,160	8,054
Ohio GO	5.000%	8/1/13	2,525	2,840
Ohio GO	5.000%	8/1/13	5,750	6,490
Ohio GO	5.250%	8/1/13 (4)	12,435	14,128
Ohio GO	5.500%	8/1/13	2,945	3,368
Ohio GO	5.000%	9/15/13	9,500	10,728
Ohio GO	5.000%	8/1/14	8,265	9,550
Ohio GO	5.000%	8/1/14	6,670	7,707
Ohio GO	5.000%	8/1/14	6,500	7,528
Ohio GO	5.000%	9/15/14	2,155	2,504
Ohio GO	5.000%	9/15/14	5,000	5,811
Ohio GO	5.500%	11/1/14	7,000	8,286
Ohio GO	5.000%	9/15/16	5,415	6,394
Ohio GO	5.000%	9/15/18	12,755	14,496
Ohio GO	5.000%	11/1/18	7,710	8,777
Ohio GO	5.000%	8/1/19	6,000	7,156
Ohio GO	5.000%	9/15/19	9,025	10,685
Ohio GO	5.000%	9/15/20	7,430	8,789
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/12 (Prere.)	3,710	4,112
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Clinic Health) TOB VRDO	0.280%	8/6/10	2,825	2,825
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College)	5.000%	10/1/19	24,015	28,293
Ohio Higher Educ. GO	5.000%	11/1/23	7,405	8,109
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,938
Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28	5,500	6,032
Ohio Major New State Infrastructure Project
Rev.	5.000%	12/15/13 (14)	2,905	3,299
Ohio Major New State Infrastructure Project
Rev.	5.000%	12/15/13 (14)	10,135	11,508
Ohio Major New State Infrastructure Project
Rev.	5.000%	6/15/16	5,000	5,821
Ohio Major New State Infrastructure Project
Rev.	5.500%	6/15/20	4,000	4,701
Ohio State Conservation Projects GO	5.000%	3/1/17	2,000	2,245
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	9,707

Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,285
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	8/2/10	17,790	17,790
Ohio State Univ. General Receipts Rev.	5.250%	12/1/12 (Prere.)	2,000	2,223
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	3,135	3,575
Ohio State Univ. General Receipts Rev.	5.250%	6/1/14	2,865	3,325
Ohio State Univ. General Receipts Rev.	5.000%	12/1/20	3,750	4,408
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	2,000	2,297
Ohio Water Dev. Auth. PCR	5.250%	6/1/18	5,635	6,823
Ohio Water Dev. Auth. PCR (FirstEnergy
Generation Corp. Project) VRDO	0.250%	8/2/10 LOC	5,900	5,900
Ohio Water Dev. Auth. Rev. (Drinking Water
Fund)	5.250%	12/1/19	5,775	6,998
Ohio Water Dev. Auth. Rev. (Drinking Water
Fund)	5.000%	12/1/20	3,585	4,135
Ohio Water Dev. Auth. Rev. (Drinking Water
Fund)	5.250%	12/1/20	5,570	6,801
1 Ohio Water Dev. Auth. Rev. Fresh Water TOB
VRDO	0.430%	8/6/10	5,980	5,980
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/15	3,040	3,290
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/16	3,190	3,425
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/17	3,350	3,569
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/18	3,520	3,733
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/19	3,195	3,365
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.000%	2/15/20	3,680	3,830
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.500%	2/15/28	17,000	17,357
Univ. of Cincinnati OH COP	5.000%	6/1/17 (14)	3,180	3,463
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (14)	2,700	2,827
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (14)	1,000	1,047
				1,051,964
Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,595	7,934
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist)	5.000%	8/15/24	12,100	12,814
Oklahoma Dev. Finance Auth. Rev. (Integris)
VRDO	0.270%	8/2/10 (12)	8,155	8,155
Oklahoma Dev. Finance Auth. Rev. (Public
Service Co.)	5.250%	6/1/14	3,400	3,720
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	9/1/14 (14)	6,000	6,917
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	7/1/25 (2)	18,070	18,836
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	7/1/26 (2)	12,000	12,449
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	7/1/27 (2)	20,110	20,773
Oklahoma State Muni Power Auth. Power
Supply System Rev.	5.875%	1/1/28	1,045	1,159
Oklahoma State Water Resource Board Rev.	5.000%	4/1/28	750	831

Oklahoma State Water Resource Board Rev.	5.000%	4/1/29	750	825
Oklahoma State Water Resource Board Rev.	5.000%	4/1/30	750	817
Oklahoma Turnpike Auth. VRDO	0.250%	8/2/10	19,400	19,400
Oklahoma Turnpike Auth. VRDO	0.260%	8/6/10	14,000	14,000
				128,630
Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/12	2,955	3,085
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/13	5,580	5,812
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/14	5,825	6,050
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/15	4,395	4,549
Oregon State Dept. Administrative Services	5.000%	11/1/19	2,000	2,347
Oregon State Dept. Administrative Services	5.000%	11/1/20	9,660	11,109
Oregon State Dept. Administrative Services	5.000%	5/1/23	3,130	3,477
Oregon State Dept. Administrative Services	5.000%	5/1/24	1,750	1,926
Oregon State Dept. Administrative Services	5.000%	4/1/25 (4)	5,675	6,223
Oregon State Dept. Administrative Services	5.000%	5/1/25	2,220	2,424
Oregon State Dept. Administrative Services	5.000%	5/1/26	3,520	3,810
Oregon State Dept. Administrative Services
(Lottery Rev.)	5.000%	4/1/15	7,135	8,325
Oregon State Dept. Administrative Services
(Lottery Rev.)	5.250%	4/1/26	9,475	10,728
Oregon State Dept. Transp. Highway Usertax
Rev.	4.500%	11/15/24	11,585	12,476
Oregon State Dept. Transp. Highway Usertax
Rev.	4.625%	11/15/25	14,740	15,858
Oregon State Dept. Transp. Highway Usertax
Rev.	4.750%	11/15/27	13,585	14,573
Portland OR Sewer System Rev.	5.000%	6/1/12 (14)	27,230	29,533
Portland OR Sewer System Rev.	5.000%	8/1/18 (4)	11,470	13,097
Portland OR Sewer System Rev.	5.000%	6/15/22 (4)	3,500	3,969
				159,371
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,864
1 Allegheny County PA Hosp. Dev. Auth. (Univ.
Pittsburgh Medical Center) TOB VRDO	0.280%	8/6/10	39,200	39,200
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	5,000	5,543
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/19	9,000	9,892
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/20	6,500	7,172
Beaver County PA IDA PCR (FirstEnergy
Nuclear Generation Corp. Project) VRDO	0.270%	8/2/10 LOC	14,500	14,500
Berks County PA Hosp. Rev. (Reading Hosp. &
Medical Center) VRDO	0.280%	8/6/10	7,900	7,900
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	4.500%	11/15/16	1,410	1,440
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	4.750%	11/15/17	1,010	1,032
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	5.000%	11/15/18	1,100	1,120
Central Bucks PA School Dist.	5.000%	5/15/22 (14)	5,000	5,874

Commonwealth Financing Auth. Pennsylvania
Rev.	5.000%	6/1/24 (14)	14,050	14,794
Commonwealth Financing Auth. Pennsylvania
Rev.	5.000%	6/1/25 (14)	9,500	9,956
Cumberland County PA Muni. Auth. Rev.	5.250%	1/1/17	2,375	2,475
Cumberland County PA Muni. Auth. Rev.	5.500%	1/1/18	2,735	2,871
Cumberland County PA Muni. Auth. Rev.	5.750%	1/1/20	3,415	3,580
Cumberland County PA Muni. Auth. Rev.	6.000%	1/1/21	4,190	4,404
Dauphin County PA General Auth. Health
System Rev. (Pinnacle Health)	6.000%	6/1/29	14,800	15,748
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	12/1/27	1,000	1,066
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/17	3,790	3,726
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/18	3,985	3,865
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/19	4,175	3,985
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/26	13,070	11,277
Delaware County PA IDA PCR (PECO Energy
Co.)	4.000%	12/1/12	25,000	26,329
Indiana County PA IDA PCR PUT	3.000%	6/3/13	6,000	6,044
Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/22	3,500	3,747
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/25	5,765	5,906
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	5,000	5,562
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20	1,000	1,045
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21	1,000	1,046
Northampton County PA Hosp. Auth. Rev. (Saint
Lukes Hosp.)	5.250%	8/15/22	1,000	1,049
Northampton County PA Hosp. Auth. Rev. (Saint
Lukes Hosp.)	5.250%	8/15/23	1,500	1,562
Northampton County PA Hosp. Auth. Rev. (Saint
Lukes Hosp.)	5.250%	8/15/24	3,000	3,085
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	2,390	2,763
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,072
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	9,127
Pennsylvania GO	5.000%	3/1/12	24,335	26,130
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,901
Pennsylvania GO	5.250%	7/1/12	25,200	27,555
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	10,363
Pennsylvania GO	5.000%	7/1/13 (14)(Prere.)	960	1,082
Pennsylvania GO	4.000%	7/15/13	16,995	18,673
Pennsylvania GO	5.000%	7/1/14 (14)	4,890	5,475
Pennsylvania GO	5.000%	8/1/15	5,000	5,873
Pennsylvania GO	5.000%	2/15/19	10,035	11,969
Pennsylvania GO	5.000%	5/1/19	15,000	17,927
Pennsylvania GO	5.000%	7/1/19	40,000	47,773
Pennsylvania GO	5.000%	7/1/20	18,725	22,360
Pennsylvania GO	5.375%	7/1/21	4,500	5,557
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/29	5,715	6,168
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/30	5,420	5,808
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.250%	9/1/19 (2)	2,935	3,389

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,578
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	9/1/19	16,725	19,959
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	12,180	13,952
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	22,248
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	7,130	7,493
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,140
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	9,720	10,154
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,626
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,585	12,030
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,395
Pennsylvania State Univ. Rev. VRDO	0.230%	8/6/10	35,750	35,750
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,132
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,901
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/17 (2)	5,155	5,771
Pennsylvania Turnpike Comm. Registration Fee
Rev. VRDO	0.280%	8/6/10 (4)	28,495	28,495
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/21 (12)	4,520	5,047
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23 (12)	8,585	9,373
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24 (12)	3,535	3,829
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	2,500	2,668
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27	12,345	12,975
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	50,000	50,494
Pennsylvania Turnpike Comm. Rev. VRDO	0.250%	8/6/10 LOC	15,950	15,950
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	8/6/10 (4)	19,065	19,065
Philadelphia PA Airport Parking Auth.	5.000%	9/1/16	3,000	3,372
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.250%	8/6/10 LOC	4,000	4,000
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,019
Philadelphia PA Gas Works Rev.	5.000%	8/1/14	3,000	3,233
Philadelphia PA Gas Works Rev.	5.000%	8/1/15	3,000	3,226
Philadelphia PA GO	5.125%	5/15/11 (14)	12,290	12,390
Philadelphia PA GO	5.125%	5/15/12 (14)	4,975	5,015
Philadelphia PA GO	5.125%	5/15/13 (14)	5,000	5,038
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	26,082
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	15,063
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Jefferson Health System)	5.250%	5/15/30	24,000	25,044
Philadelphia PA IDA Rev.	5.000%	10/1/14 (14)	6,390	7,010
Philadelphia PA IDA Rev. (Philadelphia Airport
System)	5.750%	6/15/11 (14)	4,695	4,715
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,161
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,563
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	3,500	3,789
Philadelphia PA School Dist. GO	5.500%	8/1/12 (14)	10,815	11,771
Philadelphia PA School Dist. GO	5.000%	8/1/19 (2)	7,500	8,021
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,862
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	9,900	10,421

2 Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/22 (4)	3,000	3,318
Sayre PA Health Care Fac. Auth. Rev. (Guthrie

Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,262
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	6.000%	6/1/25	30,000	33,572
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.000%	9/15/19	2,575	3,054
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.500%	9/15/23	9,000	10,620
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/28	2,375	2,664
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/29	11,100	12,394
Westmoreland County PA IDA Rev. (Excela
Project)	5.000%	7/1/19	1,235	1,321
Westmoreland County PA IDA Rev. (Excela
Project)	5.250%	7/1/20	1,330	1,438
Westmoreland County PA IDA Rev. (Excela
Project)	5.000%	7/1/25	4,500	4,549
				1,092,636
Puerto Rico (1.5%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	4,420	4,946
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	4,500	5,057
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16	5,000	5,678
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (14)	35,430	37,483
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (14)	18,245	19,073
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	24,290	25,260
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	17,050	18,715
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,805
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,449
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,522
Puerto Rico GO	5.250%	7/1/20	14,955	15,248
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (14)	2,835	2,957
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (14)	7,220	8,020
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (14)	5,590	6,337
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,250
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,490
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	0.000%	7/1/11 (3)	48,810	47,311
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	0.000%	7/1/12 (3)	34,465	32,178
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14 (Prere.)	13,600	15,720
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/17 (2)	6,390	6,950
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/18 (2)	5,930	6,393
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/29	9,700	9,720
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	45,440
Puerto Rico Sales Tax Financing Corp. Rev.	5.500%	8/1/28	30,000	31,565
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	30,000	31,228

Puerto Rico Sales Tax Financing Corp. Rev.
PUT	5.000%	8/1/11 (Prere.)	50,000	52,377
				459,172
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (14)(ETM)	9,520	9,522
Rhode Island Econ. Dev. Corp. (Rhode Island
Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,210
Rhode Island Econ. Dev. Corp. (Rhode Island
Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,414
Rhode Island Econ. Dev. Corp. (Rhode Island
Dept. of Transp.)	5.250%	6/15/20 (12)	20,000	23,150
Rhode Island Econ. Dev. Corp. (Rhode Island
Dept. of Transp.)	5.250%	6/15/21 (12)	25,000	28,645
Rhode Island Health & Educ. Building Corp.
Rev.	4.500%	5/15/25 (4)	2,880	2,927
Rhode Island Health & Educ. Building Corp.
Rev.	4.625%	5/15/26 (4)	3,210	3,277
Rhode Island Health & Educ. Building Corp.
Rev.	4.750%	5/15/29 (4)	3,500	3,541
Rhode Island Health & Educ. Building Corp.
Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/26 (4)	4,900	5,051
Rhode Island State & Providence Plantations
GO	5.000%	8/1/17 (4)	3,120	3,571
				90,308
South Carolina (1.1%)
Charleston SC Educ. Excellence Financing
Corp. Rev.	5.250%	12/1/26	12,610	13,410
Charleston SC Educ. Excellence Financing
Corp. Rev.	5.250%	12/1/27	33,070	34,972
Charleston SC Educ. Excellence Financing
Corp. Rev.	5.250%	12/1/28	2,730	2,872
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16	5,000	5,508
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17	5,315	5,572
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18	2,655	2,925
Greenville County SC School Dist. Installment
Rev. GO	5.500%	12/1/19	32,480	38,412
Greenville County SC School Dist. Installment
Rev. GO	5.000%	12/1/26	30,005	31,634
Medical Univ. South Carolina Hosp. Auth. Hosp.
Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,549
North Charleston SC Tax Rev.	5.000%	12/1/12 (12)	2,945	3,217
North Charleston SC Tax Rev.	5.000%	12/1/13 (12)	4,525	5,075
North Charleston SC Tax Rev.	5.000%	12/1/14 (12)	4,725	5,411
North Charleston SC Tax Rev.	5.000%	12/1/15 (12)	4,715	5,398
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	10,000	10,430
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/19	18,995	21,307
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/20	24,515	27,339
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (14)	9,950	5,674
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (14)	8,780	4,697
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	2,400	1,202
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24	13,620	14,273
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,718
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,331
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,336

South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,171
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	3,730	3,812
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,317
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/18	2,000	2,162
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon
Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	1,978
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,766
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,492
South Carolina Public Service Auth. Rev.	5.000%	1/1/15	1,900	2,197
South Carolina Public Service Auth. Rev.	5.000%	1/1/28	6,735	7,287
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	2,900	3,125
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,200	5,858
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25 (2)	4,035	4,247
				338,674
South Dakota (0.0%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sanford Health)	5.250%	11/1/29	2,000	2,048

Tennessee (1.8%)
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	0.280%	8/2/10 LOC	22,335	22,335
Greenville TN Health & Educ. Fac. Board Rev.
(Laughlin Memorial Hosp. Project) VRDO	0.500%	8/6/10 LOC	41,000	41,000
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.250%	4/1/23	8,280	8,609
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.375%	4/1/28	8,000	8,122
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	33,000	33,498
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)(Prere.)	20,000	22,799
Memphis TN GO	5.000%	11/1/20 (14)	16,000	18,052
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,502
Memphis TN GO	5.000%	7/1/21	7,000	8,170
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,310
Memphis TN GO	5.000%	11/1/22 (4)	6,660	7,451
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,314
Metro. Govt. of Nashville & Davidson County TN
GO	5.000%	1/1/20	5,000	5,772
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,487
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15	5,000	5,893
Montgomery County TN GO	5.000%	4/1/20	5,060	5,985
Montgomery County TN GO	5.000%	4/1/22	7,330	8,736
Murfreesboro TN GO	5.000%	6/1/19	645	756
Murfreesboro TN GO	5.000%	6/1/20	1,000	1,155
Shelby County TN GO	0.000%	12/1/11	10,000	9,902
Shelby County TN GO	5.000%	4/1/19	500	597
Shelby County TN GO	5.000%	4/1/20	5,000	5,881
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.250%	6/1/14	13,995	15,454
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	9/1/18	7,180	7,970

Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.000%	9/1/19	2,000	2,214
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,865	5,256
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (Methodist Le Bonheur) VRDO	0.260%	8/6/10 (12)	30,300	30,300
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/21	5,000	5,472
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/22	5,000	5,437
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.)	5.000%	7/1/23	7,400	7,993
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	18,168
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	39,790	41,509
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	63,070	65,177
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	7,130	7,294
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	25,209
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	12,000	12,244
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	25,185
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/22	10,000	10,041
Tennessee GO	5.000%	5/1/18	3,575	4,202
				536,451
Texas (8.7%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,988
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	15,828
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (14)	18,100	17,868
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	24,215	18,572
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	11,309
Austin TX Water & Wastewater System Rev.	5.000%	11/15/14	3,000	3,491
Austin TX Water & Wastewater System Rev.	5.000%	11/15/17	1,375	1,621
Austin TX Water & Wastewater System Rev.	5.000%	11/15/20	2,380	2,771
Austin TX Water & Wastewater System Rev.	5.000%	11/15/21	2,500	2,880
Beaumont TX Independent School Dist. School
Building	5.250%	2/15/29 (12)	4,550	4,910
Brownsville TX Util. System Rev.	5.000%	9/1/23 (4)	11,195	11,851
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/18	11,960	12,965
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/18	11,770	12,759
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/19	12,595	13,484
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/19	12,925	13,837
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/20	13,265	14,069
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/20	13,580	14,403
Camino Real Mobility Auth. Texas Rev.	5.000%	2/15/21	5,970	5,989
Camino Real Mobility Auth. Texas Rev.	5.000%	8/15/21	6,320	6,340
Camino Real Mobility Auth. Texas Rev.	5.000%	2/15/22	6,170	6,186
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/20	1,150	1,215
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/25	4,650	1,923
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/25	2,000	2,035
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/27	7,750	2,755
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/29	5,220	1,604
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/31	4,880	1,268
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/33	4,000	907
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/34	4,000	853
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/35	4,950	927
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/37	5,525	893

Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/38	3,500	525
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/39	4,500	623
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/40	5,700	730
Clear Creek TX Independent School Dist. GO	5.000%	2/15/23 (4)	10,270	11,232
Clear Creek TX Independent School Dist. GO	5.000%	2/15/25 (4)	11,635	12,482
Dallas County TX Community College Dist.	5.000%	2/15/27	2,690	2,973
Dallas County TX Community College Dist.	5.000%	2/15/29	1,500	1,637
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	11,482
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	11,482
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26	11,385	12,024
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	14,130	14,820
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/23 (12)	9,880	10,692
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/24 (12)	9,345	10,025
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/25 (12)	5,050	5,379
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/26 (12)	1,650	1,743
Dallas TX GO	5.000%	2/15/19	12,255	14,617
Dallas TX GO	5.000%	2/15/19	11,675	12,898
Dallas TX GO	5.000%	2/15/20	13,225	15,772
Dallas TX GO	5.000%	2/15/22	6,540	7,298
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/20	2,740	2,972
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/21	2,000	2,154
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/22	2,500	2,671
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/23	1,500	1,591
Gulf Coast TX Waste Disposal Auth.
Environmental Fac. Rev. (BP Products North
America Project) PUT	2.300%	9/3/13	7,375	6,914
Gulf Coast TX Waste Disposal Auth.
Environmental Fac. Rev. (BP Products North
America Project) PUT	2.300%	9/3/13	2,000	1,875
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	10,000	11,256
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16	12,000	13,554
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17	17,000	19,203
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (St. Luke's Episcopal Health
Sytem)	5.000%	2/15/19	4,000	4,387
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (St. Luke's Episcopal Health
Sytem)	5.000%	2/15/20	10,225	11,020
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (St. Luke's Episcopal Health
Sytem)	5.625%	2/15/25	39,530	42,917
Harris County TX Flood Control Dist. GO	5.250%	10/1/19	7,640	9,279
Harris County TX GO	5.000%	10/1/20	2,250	2,693
Harris County TX GO	5.250%	10/1/20	3,370	4,115
Harris County TX GO	5.000%	10/1/21	8,000	9,469
Harris County TX GO	5.000%	10/1/22	15,950	18,705
Harris County TX GO	5.000%	10/1/22	8,150	9,558
Harris County TX GO	5.000%	8/15/27	4,000	4,317
Harris County TX GO	5.000%	8/15/28	5,000	5,349
Harris County TX GO	5.000%	8/15/29	2,000	2,127

Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College of Medicine) VRDO	0.250%	8/2/10 LOC	12,975	12,975
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27	5,000	5,704
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29	4,000	4,342
1 Harris County TX Health Fac. Dev. Corp. Rev.
TOB VRDO	0.270%	8/2/10 (ETM)	7,485	7,485
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/26	3,000	3,293
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/27	6,475	7,050
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/28	5,665	6,113
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/29	6,270	6,725
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/10	2,790	2,816
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/11	2,975	3,113
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/12	3,100	3,342
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/13	3,290	3,626
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/14	3,475	3,897
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/15	3,630	4,061
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.000%	11/1/16	3,820	4,272
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.250%	11/1/17	4,070	4,609
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.375%	11/1/18	4,265	4,842
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.625%	11/1/19	4,535	5,154
Harris County TX Metro. Transp. Auth. Lease
Rev.	5.875%	11/1/20	3,640	4,183
Harris County TX Metro. Transp. Auth. Lease
Rev.	6.000%	11/1/21	4,295	4,922
Harris County TX Rev.	5.000%	8/15/14	1,000	1,153
Harris County TX Rev.	5.000%	8/15/15	1,435	1,668
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (14)	7,000	2,999
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	11,007
Harris County TX Toll Road Rev.	5.000%	8/15/18	1,500	1,755
Harris County TX Toll Road Rev.	5.000%	8/15/19	2,550	2,984
Harris County TX Toll Road Rev.	5.000%	8/15/20	2,000	2,305
Houston TX Airport System Rev.	5.000%	7/1/18	1,750	2,026
Houston TX Airport System Rev.	5.000%	7/1/19	1,750	2,001
Houston TX Airport System Rev.	5.000%	7/1/20	2,130	2,379
Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,932
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	11,503
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	3,943
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,055
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,110
Houston TX GO	5.750%	3/1/13 (4)	375	377
Houston TX GO	5.000%	3/1/20	11,790	13,689
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,191
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,665

Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,453
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	10,976
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,462
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,427
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,094
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,712
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	10,045
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,019
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	11,106
Houston TX Hotel Occupancy Tax & Special
Rev. (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	12,787
Houston TX Independent School Dist. GO	5.000%	7/15/17 (4)	5,225	5,975
Houston TX Independent School Dist. GO	5.000%	7/15/18 (4)	10,090	11,574
Houston TX Util. System Rev.	5.250%	5/15/13 (14)	3,500	3,936
Houston TX Util. System Rev.	5.250%	5/15/14 (14)	2,500	2,892
Houston TX Util. System Rev.	5.125%	5/15/28 (14)	19,500	20,384
Houston TX Util. System Rev. VRDO	0.210%	8/6/10 LOC	7,525	7,525
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,987
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,957
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	23,935
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,707
Houston TX Water & Sewer System Rev.	0.000%	12/1/25 (4)(ETM)	8,525	4,596
Humble TX Independent School Dist. GO	5.000%	2/15/22	3,135	3,553
Katy TX Independent School Dist. GO	5.000%	2/15/19	2,215	2,638
Katy TX Independent School Dist. GO	5.000%	2/15/20	1,110	1,302
Katy TX Independent School Dist. GO	5.000%	2/15/21	2,000	2,320
Katy TX Independent School Dist. GO	5.000%	2/15/22	1,000	1,149
Lewisville TX Independent School Dist.	5.000%	8/15/18	1,365	1,625
Lewisville TX Independent School Dist.	5.000%	8/15/20	1,730	2,019
Lone Star College TX System Rev.	5.000%	8/15/20	1,150	1,352
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	250	260
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	190	198
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	285	296
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	125	130
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	175	182
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	180	187
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	80	83
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	3,050	3,063
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,687
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (14)	3,725	3,862
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (14)	2,810	2,901
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (14)	4,190	4,325
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	1,075	1,079
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	3,005	3,017
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (14)	1,875	1,933
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (14)	2,825	2,910
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (14)	1,920	1,972
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/22	4,000	4,457
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	2,500	2,668

Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	9,070	9,613
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	10,000	10,448
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	4,025
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	5.125%	6/1/11	26,500	27,223
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/23	7,410	8,198
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/24	5,895	6,473
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/25	5,250	5,717
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/26	6,225	6,728
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/27	8,920	9,575
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/28	8,040	8,572
North Texas Tollway Auth. Rev.	5.500%	1/1/17	4,750	5,382
North Texas Tollway Auth. Rev.	5.500%	1/1/18	4,000	4,535
North Texas Tollway Auth. Rev.	6.000%	1/1/19	15,000	17,304
North Texas Tollway Auth. Rev.	6.000%	1/1/20	22,100	25,232
North Texas Tollway Auth. Rev.	6.000%	1/1/21	41,330	46,845
North Texas Tollway Auth. Rev.	6.000%	1/1/22	25,045	28,062
North Texas Tollway Auth. Rev.	6.250%	2/1/23	46,220	48,581
North Texas Tollway Auth. Rev.	6.000%	1/1/24	19,700	21,781
North Texas Tollway Auth. Rev.	6.000%	1/1/25	11,035	12,164
North Texas Tollway Auth. Rev.	6.000%	1/1/25	5,075	5,594
North Texas Tollway Auth. Rev.	6.000%	1/1/26	4,395	4,821
North Texas Tollway Auth. Rev.	6.000%	1/1/27	3,950	4,302
North Texas Tollway Auth. Rev.	6.000%	1/1/28	3,220	3,520
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	25,000	26,268
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16	75,000	84,963
North Texas Univ. Rev.	5.000%	4/15/17	1,000	1,171
North Texas Univ. Rev.	5.000%	4/15/18	1,690	1,988
North Texas Univ. Rev.	5.000%	4/15/19	1,755	2,066
North Texas Univ. Rev.	5.000%	4/15/20	1,500	1,737
Red River TX Educ. Finance Rev. (Texas
Christian Univ.)	5.000%	3/15/26	6,275	6,856
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/17	16,000	16,783
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.250%	8/1/18	18,985	19,753
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/19	22,010	23,094
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/20	9,455	9,912
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/21	3,000	3,151
Sabine River Auth. Texas PCR (Southwestern
Elec. Co.)	4.950%	3/1/18 (14)	16,000	16,665
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,341
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	760	817
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,747
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,746
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	6,974
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,851
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13 (ETM)	260	290
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	4,740	5,277

San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	14,865	16,624
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	11,165
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	6,720	7,137
San Antonio TX Electric & Gas Rev.	5.000%	2/1/18	5,000	5,772
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	9,750	10,818
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	25,450	28,149
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	24,585
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	15,000	16,067
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	15,065	16,576
San Antonio TX GO	5.500%	2/1/11 (ETM)	300	308
San Antonio TX GO	5.500%	2/1/11	11,925	12,232
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,834
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,249
San Antonio TX GO	5.000%	2/1/20	6,000	7,153
San Antonio TX GO	5.000%	2/1/21	5,000	5,888
San Antonio TX GO	5.000%	8/1/23	4,975	5,562
San Antonio TX GO	5.000%	8/1/25	3,895	4,298
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/19	3,100	3,666
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/20	2,250	2,619
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/21	2,760	3,177
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/22	9,100	10,381
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/29	2,025	2,168
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Scott and White Memorial
Hosp. and Scott, Sherwood and Brindley
Foundation Project)	5.000%	8/15/30	40,335	40,031
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/17	8,570	9,142
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/18	9,000	9,456
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Christus Health)	5.000%	7/1/19	9,455	9,877
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/22	2,100	2,376
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,857
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,680
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24	14,925	16,300
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	6,204
Texas GO	5.000%	10/1/19	1,000	1,200
Texas GO Public Finance Auth.	5.500%	10/1/12	12,955	13,697
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,248
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	23,573
1 Texas GO TOB VRDO	0.280%	8/6/10	9,300	9,300
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	0.760%	9/15/10	13,990	13,957
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.625%	12/15/17	50,000	53,835
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.250%	12/15/21	10,370	10,461
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.250%	12/15/22	3,260	3,252
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	6.250%	12/15/26	39,390	42,372
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	900	900

Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,100	11,091
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	375	369
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,800	4,654
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)(ETM)	125	121
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	11,375	10,799
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)(ETM)	125	118
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	5,540	5,115
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)(ETM)	110	100
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	10,140	8,969
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	110	96
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)	22,795	19,054
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	31,295	24,679
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)(ETM)	415	347
Texas Private Activity Surface Transp. Corp.
Rev.	7.500%	12/31/31	32,000	34,588
Texas Private Activity Surface Transp. Corp.
Rev.	7.500%	6/30/32	60,000	64,823
Texas State College Student Loan GO	5.000%	8/1/29	3,510	3,831
Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	11,316
Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,911
Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,731
Texas State Transp. Comm. First Tier	5.000%	4/1/21	23,405	26,430
Texas State Transp. Comm. First Tier	5.000%	4/1/22	5,000	5,608
Texas State Transp. Comm. First Tier	4.750%	4/1/24	9,500	10,179
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,187
Texas State Univ. System Rev.	5.000%	3/15/29	4,000	4,253
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/23 (2)	10,040	10,839
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/24 (2)	11,940	12,803
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/25 (2)	6,555	6,988
1 Texas Transp. Comm. Rev. TOB VRDO	0.280%	8/6/10	7,495	7,495
Texas Turnpike Auth. Central Texas Turnpike
System Rev.	0.000%	8/15/20 (2)	10,000	5,954
Texas Water Dev. Board Rev.	5.000%	7/15/17	3,360	3,991
Texas Water Dev. Board Rev.	5.000%	7/15/17	4,915	5,838
Texas Water Dev. Board Rev.	5.000%	7/15/20	3,800	4,481
Texas Water Dev. Board Rev.	5.000%	7/15/21	4,535	5,292
Texas Water Finance Assistance GO	5.000%	8/1/18	1,500	1,788
Texas Water Finance Assistance GO	5.000%	4/1/20	20,000	22,783
Texas Water Finance Assistance GO	5.000%	8/1/20	2,000	2,351
Texas Water Finance Assistance GO	5.000%	8/1/24	1,500	1,682
Texas Water Finance Assistance GO	5.000%	8/1/25	2,350	2,618
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	7,000	7,045
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,620
Univ. of Houston TX Rev.	4.000%	2/15/15	2,090	2,323
Univ. of Houston TX Rev.	4.000%	2/15/16	1,425	1,580
Univ. of Houston TX Rev.	5.000%	2/15/23	2,500	2,800
Univ. of Houston TX Rev.	5.000%	2/15/24	425	472
Univ. of Houston TX Rev.	5.000%	2/15/26	6,015	6,565
Univ. of Houston TX Rev.	4.750%	2/15/28 (4)	8,615	8,975
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,728
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/20	14,740	17,559
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	11,115
Univ. of Texas Rev. Finance Systems	5.250%	8/15/19	2,870	3,479
Univ. of Texas Rev. Finance Systems	5.000%	8/15/20	35,000	41,947
Univ. of Texas Rev. Finance Systems	5.000%	8/15/20	6,180	7,332

Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	12,060	14,181
Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	4,490	5,357
				2,594,685
Utah (0.2%)
Intermountain Power Agency Utah Power
Supply Rev.	5.000%	7/1/18	6,845	7,492
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.250%	8/2/10	12,000	12,000
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.250%	8/2/10	2,100	2,100
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.250%	8/2/10	22,000	22,000
Riverton UT Hosp. Rev. (IHC Health Services
Inc.)	5.000%	8/15/19	2,000	2,241
Utah Transit Auth. Sales Tax Rev.	5.250%	6/15/22 (4)	5,015	6,060
				51,893
Vermont (0.0%)
Vermont Educ. & Health Buildings Finance
Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22 (4)	8,000	8,430

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/18	4,500	4,919
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/19	3,000	3,258
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	5,947
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/24	1,000	1,029
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	10,000	9,978
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	5,000	4,963
				30,094
Virginia (1.3%)
Fairfax County VA Econ. Dev. Auth. Rev. Public
Fac. Projects	5.000%	4/1/18	1,280	1,529
Fairfax County VA IDA Hosp. Rev. (Inova Health
System Hosp. Project)	5.000%	5/15/25	2,000	2,130
Fairfax County VA IDA Hosp. Rev. (Inova Health
System Hosp. Project) VRDO	0.250%	8/2/10	2,500	2,500
Fairfax County VA IDA Rev. VRDO	0.250%	8/2/10	7,500	7,500
Hampton VA GO	4.000%	1/15/19	3,000	3,369
Hampton VA GO	5.000%	1/15/20	3,000	3,545
Louisa VA IDA Solid Waste & Sewer Disposal
Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	32,000	35,105
Louisa VA IDA Solid Waste & Sewer Disposal
Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	10,000	10,970
Norfolk VA GO VRDO	0.260%	8/6/10	9,960	9,960
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	4,094
Stafford County VA Econ. Dev. Auth. Hosp. Fac.
Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,483
Stafford County VA Econ. Dev. Auth. Hosp. Fac.
Rev. (Medicorp Health System)	5.250%	6/15/31	19,405	19,579
Tobacco Settlement Financing Corp. Virginia
Rev.	5.625%	6/1/15 (Prere.)	42,520	50,672
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/13 (Prere.)	8,420	9,615
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/17 (Prere.)	5,125	6,190
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22	10,000	10,595
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24	5,335	5,839
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25	5,665	6,160
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26	5,955	6,430
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/18	9,545	11,439

Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/18	10,595	12,348
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	5.000%	2/1/22	1,000	1,195
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College) VRDO	0.250%	8/2/10	3,300	3,300
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,330
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/11	4,085	4,104
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	9,248
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,619
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	10,001
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	10,449
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	10,147
Virginia Public Building Auth. Rev.	5.000%	8/1/22	10,000	11,055
Virginia Public School Auth. Rev.	5.000%	4/15/13	7,160	8,017
Virginia Public School Auth. Rev.	5.000%	8/1/13 (Prere.)	8,865	10,017
Virginia Public School Auth. Rev.	5.000%	8/1/13	5,060	5,723
Virginia Public School Auth. Rev.	5.000%	8/1/14	5,635	6,546
Virginia Public School Auth. Rev.	5.000%	8/1/19	2,000	2,399
Virginia Public School Auth. Rev.	5.000%	8/1/19	25,775	30,923
Virginia Public School Auth. Rev.	5.000%	8/1/20	2,500	2,956
Virginia Public School Auth. Rev.	5.000%	8/1/20	5,710	6,647
York County VA Econ. Dev. Auth. PCR (VA
Electric & Power Co.) PUT	4.050%	5/1/14	13,250	14,037
				382,765
Washington (1.0%)
Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/15 (14)	6,400	5,694
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,364
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/17	10,000	11,816
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/18	40,000	47,507
Port of Seattle WA Rev.	5.000%	3/1/21 (14)	5,000	5,347
2 Port of Seattle WA Rev.	5.000%	6/1/22	2,000	2,232
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	4,510	4,691
Spokane WA Regional Solid Waste
Management System Rev.	5.000%	12/1/18	1,225	1,428
Spokane WA Regional Solid Waste
Management System Rev.	5.000%	12/1/19	1,380	1,598
Washington GO	6.250%	2/1/11	1,510	1,555
Washington GO	6.000%	6/1/12	1,000	1,102
Washington GO	5.700%	10/1/15 (4)	9,350	10,373
Washington GO	5.000%	2/1/19	10,100	12,007
Washington GO	5.000%	1/1/20	7,135	8,459
Washington GO	5.000%	2/1/20	10,860	12,886
Washington GO	0.000%	6/1/20 (14)	5,500	3,898
Washington GO	5.000%	7/1/20	10,000	11,409
Washington GO	5.000%	8/1/20	4,845	5,694
Washington GO	5.000%	1/1/21	5,580	6,535

2 Washington GO	5.000%	8/1/21	15,495	18,263
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/20	3,185	3,743
Washington Health Care Fac. Auth. (Multicare
Health System)	5.000%	8/15/18	2,000	2,158
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/19	3,800	4,157
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/20	4,250	4,560
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/21	6,525	6,955
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/22	5,500	5,811
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/23 (4)	3,425	3,725
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/24 (4)	3,550	3,830
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/25 (4)	3,675	3,933
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/25 (4)	3,625	3,880
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/26 (4)	3,550	3,772
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/26 (4)	3,800	4,038
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/27 (4)	3,925	4,146
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.250%	8/2/10 (4)	4,000	4,000
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/18	23,000	25,177
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/24	19,830	20,451
Washington Higher Educ. Fac. Auth. (Gonzaga
Univ.)	5.000%	4/1/21	2,580	2,793
Washington Higher Educ. Fac. Auth. (Gonzaga
Univ.)	5.000%	4/1/22	3,005	3,228
Washington Higher Educ. Fac. Auth. (Gonzaga
Univ.)	5.000%	4/1/23	4,470	4,714
Washington Higher Educ. Fac. Auth. (Gonzaga
Univ.)	5.000%	4/1/24	2,000	2,093
				293,022
West Virginia (0.2%)
West Virginia Econ. Dev. Auth. PCR
(Appalachian Power Company) PUT	4.850%	9/4/13	3,000	3,208
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13	10,000	10,692
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/17	6,335	6,881
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/18	4,985	5,387
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/19	2,990	3,227
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.000%	9/1/20	3,430	3,654
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.125%	9/1/21	3,265	3,481
West Virginia Hosp. Finance Auth. Rev. (United
Health Systems)	5.000%	6/1/18	1,920	2,060

West Virginia Hosp. Finance Auth. Rev. (United
Health Systems)	5.000%	6/1/24	12,620	12,808
West Virginia School Building Auth. Excess
Lottery Rev.	5.250%	7/1/20	2,500	2,858
West Virginia School Building Auth. Excess
Lottery Rev.	5.250%	7/1/22	5,810	6,529
				60,785
Wisconsin (1.0%)
Madison WI Community Dev. Auth. Rev.
(Wisconson Alumni Research Project)	5.000%	10/1/18	1,640	1,944
Madison WI Community Dev. Auth. Rev.
(Wisconson Alumni Research Project)	5.000%	10/1/19	3,705	4,398
Milwaukee WI Metro. Sewer Dist. GO	5.250%	10/1/21	10,060	12,353
Milwaukee WI Metro. Sewer Dist. GO	5.250%	10/1/22	2,690	3,314
Wisconsin GO	5.000%	5/1/11	15,180	15,712
Wisconsin GO	5.250%	5/1/11 (14)(Prere.)	5,000	5,184
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	18,748
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	21,159
Wisconsin GO	5.250%	5/1/12	15,975	17,325
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,237
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,925
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,486
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,813
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,876
Wisconsin GO	5.000%	5/1/19	7,135	8,318
Wisconsin GO	5.000%	5/1/20	2,750	3,255
Wisconsin GO	5.000%	5/1/21	7,540	8,587
Wisconsin GO	5.000%	5/1/21	4,820	5,639
Wisconsin GO	5.000%	5/1/22	6,500	7,346
Wisconsin GO	5.000%	5/1/22	3,500	4,057
Wisconsin GO	6.000%	5/1/27	10,000	11,504
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.250%	8/15/17 (14)	26,690	26,715
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.600%	2/15/29	15,980	15,979
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.500%	4/15/29	11,700	11,893
Wisconsin Health & Educ. Fac. Auth. Rev.
(Childeren's Hosp. of Wisconsin)	5.375%	8/15/24	5,900	6,426
Wisconsin Health & Educ. Fac. Auth. Rev.
(Froedtert & Community Health) VRDO	0.270%	8/6/10 LOC	17,000	17,000
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM
Health Care)	5.000%	6/1/19	4,110	4,519
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM
Health Care)	5.000%	6/1/20	3,240	3,548
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM
Health Care)	5.000%	6/1/21	5,230	5,652
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM
Health Care)	5.000%	6/1/22	3,295	3,541
Wisconsin Public Power System Power Supply
System Rev.	5.000%	7/1/24 (4)	5,140	5,624
Wisconsin Transp. Rev.	5.000%	7/1/19 (14)	10,000	11,821
				304,898
Total Tax-Exempt Municipal Bonds (Cost $28,144,218)				29,410,192

Intermediate-Term Tax-Exempt Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $401,456)	0.249%	401,455,705	401,456
Total Investments (99.9%) (Cost $28,545,674)			29,811,648
Other Assets and Liabilities-Net (0.1%)			27,668
Net Assets (100%)			29,839,316
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $394,985,000, representing 1.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2010.
3 Securities with a value of $11,462,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

Intermediate-Term Tax-Exempt Fund

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Intermediate-Term Tax-Exempt Fund

				($000)

		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)
				Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	September 2010	4,931	1,080,505	576
30-Year U.S. Treasury Bond	September 2010	(1,401)	(180,335)	(7,540)
10-Year U.S. Treasury Note	September 2010	(263)	(32,562)	(927)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	__	29,410,192	__
Temporary Cash Investments	401,456	__	__
Futures Contracts—Assets[1]	541	__	__
Futures Contracts—Liabilities[1]	(2,772)	__	__
Total	399,225	29,410,192	__
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2010, the cost of investment securities for tax purposes was $28,577,108,000. Net unrealized appreciation of investment securities for tax purposes was $1,234,540,000, consisting of unrealized gains of $1,287,964,000 on securities that had risen in value since their purchase and $53,424,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (0.2%)
East AL Health Care Auth. Rev. (Health Care
Fac.)	5.000%	9/1/13	5,000	5,231
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	8,196
				13,427
Alaska (0.0%)
Anchorage AK Electric Rev.	8.000%	12/1/10 (14)	2,960	3,032

Arizona (2.7%)
Arizona Board Regents Arizona State Univ.
System Rev.	5.000%	6/1/39	5,000	5,199
Arizona COP	5.000%	9/1/23 (4)	12,140	12,859
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	12,500	12,766
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,340	4,754
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,905	5,373
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	5,345	5,855
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,460	4,886
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	5,520	6,047
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	2,285	2,503
Arizona State Univ. COP	5.375%	7/1/13 (14)	2,905	3,105
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16	7,015	8,227
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17	3,500	4,121
Arizona Transp. Board Excise Tax Rev.
(Maricopa County Regional Area)	5.000%	7/1/18	18,115	21,429
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,440
Arizona Transp. Board Highway Rev.	5.000%	7/1/30	5,000	5,361
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/30	5,000	5,449
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/32	2,920	2,957
Maricopa County AZ Pollution Control Corp.
PCR (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,521
Maricopa County AZ Rev. (Samaritan Health
Service)	7.000%	12/1/16 (14)(ETM)	8,650	10,542
Mesa AZ Util. System Rev.	5.250%	7/1/14 (14)	10,000	11,527
Phoenix AZ Civic Improvement Corp. Airport
(Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,191
Phoenix AZ Civic Improvement Corp. Airport
(Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,233
Phoenix AZ Civic Improvement Corp. Excise
Tax Rev.	5.000%	7/1/21 (14)	5,135	5,549
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/34	10,000	10,536
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/38	5,000	5,240
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/39	3,300	3,473
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	5,000	5,000

Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16 (Prere.)	7,115	8,547
Tucson AZ Water System Rev.	5.500%	7/1/17 (14)	4,850	5,326
				212,016
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	4,500	5,017

California (18.5%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,336
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/31 (4)	16,235	16,313
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,923
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	11,000	11,661
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	12,440	13,214
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	3,300	3,413
Beverly Hills CA USD GO	0.000%	8/1/24	6,500	3,426
Beverly Hills CA USD GO	0.000%	8/1/25	10,500	5,192
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/15 (14)	14,540	16,238
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/16 (14)	9,865	11,003
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/17 (14)	9,915	11,035
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.250%	12/1/18 (14)	7,780	8,643
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/27	7,560	8,244
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/29	10,000	10,927
California Educ. Fac. Auth. Rev. (California
Institute of Technology)	5.000%	11/1/39	7,000	7,509
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	5.000%	10/1/38	5,000	5,260
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	5.250%	10/1/39	5,000	5,374
California GO	6.250%	9/1/12	5,000	5,229
California GO	5.000%	2/1/14 (2)(Prere.)	3,565	4,074
California GO	5.000%	2/1/14 (2)(Prere.)	1,500	1,714
California GO	5.500%	4/1/18	7,000	8,134
California GO	5.000%	11/1/18 (14)	12,955	14,438
California GO	5.500%	4/1/19	5,665	6,558
California GO	5.000%	6/1/19 (14)	4,500	4,938
California GO	5.000%	9/1/20	5,130	5,575
California GO	5.250%	11/1/21	2,000	2,146
California GO	5.625%	4/1/26	21,900	23,631
California GO	6.000%	3/1/33	4,000	4,330
California GO	5.125%	4/1/33	8,500	8,502
California GO	6.500%	4/1/33	40,000	44,984
California GO	6.000%	11/1/35	10,000	10,717
California GO	4.500%	10/1/36	22,200	19,786
California GO	6.000%	4/1/38	8,840	9,449
California GO	5.500%	3/1/40	3,000	3,065
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.750%	9/1/39	5,500	5,680
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/35	5,000	5,186

California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/39	4,500	4,824
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,006
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/15 (14)	8,205	8,219
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.750%	7/1/39	8,000	8,369
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/38	4,000	3,860
1 California Health Fac. Finance Auth. Rev. TOB
VRDO	0.280%	8/6/10	23,725	23,725
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	6.250%	2/1/39	15,000	15,909
California Infrastructure & Econ. Dev. Bank Rev.
PUT	2.500%	4/1/13	10,000	10,355
California Public Works Board Lease Rev.
(Community College)	5.625%	3/1/16 (2)	11,370	11,393
California Public Works Board Lease Rev.
(Dept. of General Services)	6.250%	4/1/34	10,000	10,511
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/27	10,405	10,665
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,488
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	6,000	6,598
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16	12,640	14,713
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	15,000	17,631
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	7,650	8,635
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	5,000	5,787
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	5,375	6,009
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	5,000	5,719
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	4,145	4,826
California State Econ. Recovery Bonds	5.000%	7/1/15	5,990	6,707
California State Econ. Recovery Bonds	5.250%	7/1/21	8,750	9,975
California State Univ. Rev. Systemwide	5.000%	11/1/32 (4)	16,000	16,246
California State Univ. Rev. Systemwide	5.250%	11/1/34	8,600	9,106
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	4,500	4,936
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	4,000	4,085
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19	28,000	31,105
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.250%	3/1/45	9,000	8,803
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	7.250%	11/15/41	3,000	3,270
Chula Vista CA IDR (San Diego Gas & Electric)	5.875%	2/15/34	10,000	11,054
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (2)(Prere.)	26,020	29,112
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	15,835	17,652

Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	20,000	23,307
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	32,090	27,798
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	15,000	11,409
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/35 (3)	30,000	27,941
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	150	96
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,695	4,037
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	17,270	17,168
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	16,623
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,785
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	6,600	6,919
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	10,000	11,282
2 Los Angeles CA Community College Dist. GO	5.250%	8/1/39	6,000	6,305
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/40	10,000	10,170
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,962
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38	4,000	4,324
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	5,000	5,184
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	5,000	5,156
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	10,232
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,388
Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,407
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,834
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	28,703
Los Angeles CA USD GO	5.000%	7/1/26	6,950	7,413
Los Angeles CA USD GO	5.000%	7/1/27	7,295	7,720
Los Angeles CA Wastewater System Rev.	5.750%	6/1/28	11,080	12,502
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/20	18,885	22,318
M-S-R California Energy Auth. CP	6.500%	11/1/39	10,000	10,934
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	2,880
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	4,000	4,374
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	5,715	6,068
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	9,155	11,292
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	5,000	5,310
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	5,700	6,049
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	25,205
Newport Beach CA Rev. (Hoag Memorial Hosp.)
VRDO	0.240%	8/6/10 LOC	37,180	37,180
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/19 (12)	4,000	4,525
Palomar Pomerado Health System California
GO	0.000%	8/1/38 (12)	10,000	6,350
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	6.500%	9/1/28	10,000	11,071
Riverside CA USD GO	5.250%	8/1/38 (12)	11,475	11,846
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	24,145	24,629
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (14)	8,895	9,541
Sacramento County CA Airport Rev.	6.000%	7/1/41	10,500	11,236
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,434

San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	19,015	19,894
San Diego CA USD GO	0.000%	7/1/13 (14)	7,160	6,801
San Diego CA USD GO	5.500%	7/1/22 (14)	9,160	10,805
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/17	17,000	19,409
San Francisco CA City & County International
Airport Rev.	6.000%	5/1/39	10,000	11,044
San Francisco CA City & County Public Util.
Comm. Rev.	4.500%	11/1/31 (4)	4,200	4,232
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	11,415	11,841
San Jose CA Redev. Agency	5.000%	8/1/27 (14)	5,000	4,839
San Juan CA USD GO	5.000%	8/1/31 (13)	10,000	10,235
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.000%	7/15/33	5,000	5,105
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,000	5,487
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,734
Southern California Public Power Auth. Rev.
(Transmission Project)	0.000%	7/1/14	8,500	7,765
State Center California Community College Dist.
GO	5.000%	8/1/31 (4)	16,100	16,638
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25	9,510	8,370
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,370	5,849
Univ. of California Rev.	4.500%	5/15/31 (4)	47,470	47,732
Univ. of California Rev.	4.500%	5/15/35 (4)	10,000	9,780
Univ. of California Rev.	5.000%	5/15/35	3,675	3,826
Ventura County CA Community College Dist.
GO	5.500%	8/1/33	12,000	12,916
Victor Valley CA Community College Dist.	6.000%	8/1/39	12,000	12,961
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/35	8,985	9,174
				1,441,484
Colorado (2.4%)
Aurora CO COP	5.000%	12/1/27	3,675	3,935
Boulder, Larimer & Weld Counties CO St. Vrain
Valley School Dist.	5.000%	12/15/28	6,210	6,721
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	7/1/34	5,000	5,334
1 Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) TOB VRDO	0.280%	8/2/10 (4)	8,200	8,200
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,957
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,663
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	12,725	12,925
Denver CO City & County Airport Rev.	6.000%	11/15/12 (14)	7,000	7,764
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	10,000	8,925
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,795	4,656
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (14)	10,185	7,675
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	13,000	7,928
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (14)	15,165	8,600
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23 (14)	35,275	15,961
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	9,700	3,783
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	13,425	4,390
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28 (14)	13,425	4,062
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	16,500	4,307
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/16 (2)(Prere.)	15,000	17,100
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	16,000	18,362

Univ. of Colorado Enterprise System Rev.	5.000%	6/1/27	1,900	2,068
Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28	1,000	1,146
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/30 (4)	8,000	8,424
				190,886
Connecticut (0.5%)
Connecticut Dev. Auth. PCR (Connecticut
Power & Light)	5.850%	9/1/28	10,000	10,079
Connecticut GO	5.000%	12/1/19	8,225	9,850
Connecticut GO	5.000%	12/1/20	10,000	11,828
Connecticut State Health & Educ. Fac. Auth.
(Yale Univ.)	5.000%	7/1/42	2,835	2,974
Hartford CT Metro. Dist. GO	5.000%	7/15/33	1,925	2,061
				36,792
District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11 (14)(ETM)	3,085	3,232
District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36	5,000	5,241
District of Columbia Water & Sewer Auth. Public
Util. Rev.	5.500%	10/1/39	13,000	14,064
				22,537
Florida (7.7%)
Alachua County FL Health Fac. Auth. Rev.
(Shands Healthcare Project)	1.231%	12/1/37	10,000	6,012
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,028
Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,508
Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,143
Broward County FL Tax Rev. (Housing Project)	5.250%	10/1/36	15,000	15,623
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	7,500	8,096
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	20,000	21,162
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/16	6,000	6,279
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.250%	6/1/17	6,000	6,334
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)(ETM)	2,035	2,170
Florida Board of Educ. Public Educ. Capital
Outlay	5.500%	6/1/19	5,565	6,767
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/34	2,695	2,847
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,000	11,582
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	11,358
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	14,260
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/20	8,175	9,067
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/21	8,610	9,449
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/12	7,000	7,416
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/13	7,000	7,540
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/15	5,000	5,410
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/16	5,000	5,387
Gainsville FL Util. System Rev. VRDO	0.580%	8/2/10	12,700	12,700
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	185	218

Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	245	289
Highlands County FL Health Rev. (Adventist
Health System)	5.250%	11/15/16 (Prere.)	245	296
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/24	1,755	1,808
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/25	1,315	1,343
Highlands County FL Health Rev. (Adventist
Health System)	5.250%	11/15/36	4,755	4,808
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,479
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,718
Hillsborough County FL IDA (Moffitt Cancer
Center)	5.250%	7/1/27	4,085	4,085
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/41	9,745	9,496
Hillsborough County FL IDA (Univ. Community
Hosp.)	6.500%	8/15/19 (14)	3,500	3,796
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,324
Jacksonville FL Captial Project Rev. VRDO	0.500%	8/6/10 LOC	14,710	14,710
Jacksonville FL Electric Auth. Water & Sewer
Rev.	5.000%	10/1/39 (4)	3,150	3,151
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (14)	7,600	7,720
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	28,000	27,883
Marion County FL Hosp. Dist. Rev. (Munroe
Regional Health System)	5.000%	10/1/29	8,000	7,760
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	3,000	3,210
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	7,015	7,506
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/29	14,165	14,299
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/35	3,200	3,272
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/41	5,000	5,088
2 Miami-Dade County FL Expressway Auth. Toll
System Rev.	5.000%	7/1/26 (2)	17,240	18,002
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,369
Miami-Dade County FL School Board COP	5.250%	2/1/27 (12)	5,000	5,328
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,134
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	13,049
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14 (4)	10,000	11,478
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15 (4)	10,000	11,424
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/39	5,265	5,348
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	9,074
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (14)	9,695	11,522
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	10,181
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33	3,555	3,749
Palm Beach County FL Criminal Justice Fac.
Rev.	7.200%	6/1/15 (14)	4,000	4,982
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/38	5,000	5,162
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	20,000	21,637
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36 (4)	3,000	3,089
Polk County FL Public Fac. Rev.	5.000%	12/1/30 (14)	17,835	18,194
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	8,000	8,895

Port St. Lucie FL Special Assessment Rev.
(Southwest Annexation Dist.)	5.000%	7/1/27 (14)	6,405	6,276
Port St. Lucie FL Special Assessment Rev.
(Southwest Annexation Dist.)	5.000%	7/1/33 (14)	9,000	8,296
Port St. Lucie FL Util. Rev.	5.000%	9/1/35 (12)	2,000	2,069
Port St. Lucie FL Util. Rev.	5.250%	9/1/35 (12)	5,000	5,231
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	4,300	4,703
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.625%	7/1/39	5,000	5,204
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/32	8,000	8,071
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,634
Tallahassee FL Health Fac. Rev. (Tallahassee
Memorial Healthcare)	6.375%	12/1/30	6,000	6,010
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	9,419
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	10,618
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	11,892
				602,437
Georgia (3.3%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	7,750	7,853
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (14)	7,500	7,605
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	8,285	8,516
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	10,020	10,133
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (4)	8,500	9,768
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	4,450	5,171
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	14,250	16,130
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (14)	32,425	32,246
Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	18,900	19,201
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	5.050%	1/12/12	3,270	3,443
Burke County GA Dev. Auth. PCR (Oglethorpe
Power Corp.)	5.500%	1/1/33	3,000	3,128
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	2,620	2,635
Dalton County GA Dev. Auth. (Hamilton Health
Care System)	5.500%	8/15/26 (14)	12,000	11,954
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	4,815	4,932
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,972
Henry County GA School Dist. GO	6.450%	8/1/11 (14)	985	1,012
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia)	5.000%	8/1/32	4,500	4,582
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia)	5.000%	8/1/35	3,405	3,434
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/21	10,305	10,729
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.500%	9/15/25	15,000	15,160
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.500%	9/15/27	5,000	5,033
Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev.	6.250%	7/1/18	12,170	14,326
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	8,000	9,170
Muni. Electric Auth. Georgia Rev. (General
Resolution Projects)	5.250%	1/1/19	5,000	5,811
Muni. Electric Auth. Georgia Rev. (General
Resolution Projects)	5.500%	1/1/26	7,000	7,657

Muni. Electric Auth. Georgia Rev. (Project One
Sub)	5.250%	1/1/18	7,000	8,096
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.000%	9/1/32	1,500	1,614
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.000%	9/1/35	1,000	1,067
Private Colleges & Univ. Auth. of Georgia Rev.
(Mercer Univ.)	6.500%	11/1/15 (14)(ETM)	5,000	5,926
				254,304
Hawaii (0.7%)
Hawaii Dept. of Budget & Finance (Hawaii
Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,684
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	3,220	3,251
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	2,860	2,887
3 Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,335
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,956
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,850
Univ. of Hawaii Rev.	6.000%	10/1/38	2,500	2,831
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,077
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,564
				52,435
Idaho (0.2%)
Idaho Health Fac. Auth. Rev. (Trinity Health
Group)	6.250%	12/1/33	6,000	6,609
Idaho Housing & Finance Assn.	5.000%	7/15/22	6,465	7,242
				13,851
Illinois (5.8%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (14)	8,500	7,145
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	4,678
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	4,534
Chicago IL GO	5.500%	1/1/11 (14)(Prere.)	245	253
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,010	8,138
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	3,695	4,292
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,985	9,289
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,407
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,337
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,643
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,385
Chicago IL GO	5.250%	1/1/26	5,000	5,411
Chicago IL GO	0.000%	1/1/28 (14)	2,820	2,953
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,825
Chicago IL GO	5.000%	1/1/34 (14)	11,040	11,162
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,641
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	7,125	7,306
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/25 (4)	21,525	22,739
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/26 (4)	17,600	18,466
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (14)(ETM)	27,500	35,912
2 Chicago IL Sales Tax Rev.	5.000%	1/1/29	4,265	4,525
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,030
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	13,770
Illinois Finance Auth. Rev.	6.000%	5/15/39	6,500	6,562
Illinois Finance Auth. Rev. (Central Dupage
Health)	5.250%	11/1/39	4,000	4,085
Illinois Finance Auth. Rev. (Chicago Univ.)	5.500%	8/15/36	15,000	15,785
Illinois Finance Auth. Rev. (Childrens Memorial
Hosp.)	5.375%	8/15/39	10,000	9,891

Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.375%	7/1/33	3,000	3,125
Illinois Finance Auth. Rev. (OSF Healthcare
System)	7.000%	11/15/29	15,000	16,462
Illinois Finance Auth. Rev. (OSF Healthcare
System)	5.750%	11/15/37	4,000	3,951
Illinois Finance Auth. Rev. (Riverside Health
System)	6.250%	11/15/35	4,600	4,851
Illinois Finance Auth. Rev. (Silver Cross &
Medical Centers)	7.000%	8/15/44	16,000	17,110
Illinois Finance Auth. Rev. (Southern Illinois
Healthcare)	5.375%	3/1/35 (4)	8,500	8,740
Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/21	6,795	7,420
Illinois GO	5.000%	1/1/17 (4)	20,000	21,891
Illinois GO	5.000%	1/1/18 (12)	2,750	3,001
Illinois Health Fac. Auth. Rev. (Evanston Hosp.
Corp.) VRDO	0.230%	8/6/10	18,000	18,000
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,753
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	10,000	10,448
Illinois State Build Rev.	5.000%	6/15/17	3,000	3,397
Illinois State Build Rev.	5.000%	6/15/19	5,000	5,650
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/23 (4)	7,095	7,598
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/23 (4)	2,600	2,814
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/24 (4)	3,465	3,723
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.500%	1/1/33	20,000	21,842
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	12/15/14 (14)	16,100	14,217
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (14)	5,795	5,672
Will County IL Community School Dist.	0.000%	11/1/13 (4)(ETM)	10,000	9,606
				454,435
Indiana (0.9%)
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis)	5.250%	11/1/39	5,000	5,114
Indiana Finance Auth. Rev. (Wabash Valley
Correctional Fac.)	5.000%	7/1/18	4,450	5,075
Indiana Finance Auth. Rev. (Wabash Valley
Correctional Fac.)	5.250%	7/1/19	2,500	2,947
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/39	8,045	7,601
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (14)(ETM)	7,215	7,728
Indiana Muni. Power Agency Rev.	5.750%	1/1/34	8,000	8,535
Indiana Office Building Comm. Rev. (Capitol
Complex)	6.900%	7/1/11	3,300	3,462
Indianapolis IN Local Public Improvement Rev.
(Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,802
Rockport IN PCR (Michigan Power Company)
PUT	6.250%	6/2/14	8,250	9,187
Whiting IN Environmental Fac. Rev. (BP
Products North America Inc. Project) CP	1.770%	8/6/10	12,000	12,000
				72,451

Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving
Fund)	5.000%	8/1/28	5,000	5,466

Kansas (0.6%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (14)	7,500	7,534
Kansas Dept. of Transp. Highway Rev. VRDO	0.230%	8/6/10	18,300	18,300
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/40	5,000	5,060
Overland Park KS Convention Center & Hotel
Project	5.250%	1/1/32 (2)	20,000	18,590
				49,484
Kentucky (0.8%)
Jefferson County KY Health Fac. Rev. (Jewish
Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,002
Kentucky Asset/Liability Comm. General Fund
Rev.	0.631%	11/1/17 (14)	11,245	10,435
Kentucky Asset/Liability Comm. General Fund
Rev.	0.751%	11/1/21 (14)	24,410	19,860
Kentucky Econ. Dev. Finance Auth. Hosp. Fac.
Rev. (Baptist Healthcare)	5.375%	8/15/24	5,000	5,440
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,069
Kentucky Property & Building Comm. Rev.	5.000%	8/1/20	15,000	17,247
				62,053
Louisiana (1.9%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25 (12)	1,850	2,024
East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26 (12)	2,500	2,737
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,353
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (14)	8,065	8,551
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (14)	6,880	7,261
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (14)	5,000	5,256
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	5,000	5,244
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,614
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,130
Louisiana GO	5.500%	5/15/14 (14)	4,180	4,342
Louisiana Local Govt. Environment Fac. &
Community Dev. Auth. Rev. (Women's Hosp.)	5.875%	10/1/40	4,000	4,004
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.375%	5/15/43	20,000	18,494
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	8,472
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	10,025
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	7,821
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,174
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/37	16,000	15,331
Tobacco Settlement Financing Corp. Louisiana
Rev.	5.875%	5/15/39	13,000	12,742
				145,575
Maryland (0.7%)
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	4,000	4,618
Maryland Econ. Dev. Corp. Student Housing
Rev. (Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	1,947
Maryland Econ. Dev. Corp. Student Housing
Rev. (Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,028
Maryland GO	5.000%	11/1/19	10,000	12,142
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	13,774

Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	7.000%	7/1/22 (14)	12,025	14,301
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Western Maryland Health)	5.000%	7/1/34 (14)	2,900	2,900
Maryland State & Local Fac. Rev.	5.000%	2/15/15	3,295	3,855
				57,565
Massachusetts (4.5%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,599
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (14)	3,085	3,727
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	2,500	2,707
1 Massachusetts Bay Transp. Auth. Rev. TOB
VRDO	0.430%	8/6/10	6,066	6,066
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (14)(ETM)	7,460	6,291
Massachusetts College Building Auth. Rev.	5.000%	5/1/35	2,500	2,638
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/26	8,000	8,558
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/27	8,000	8,493
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/35	5,000	5,284
Massachusetts Dev. Finance Agency Rev.
(Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,002
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,086
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,700
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,379
Massachusetts GO	5.000%	8/1/20	4,185	4,836
Massachusetts GO	5.500%	8/1/20	1,000	1,235
Massachusetts GO	5.500%	12/1/23 (2)	3,055	3,761
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.750%	7/1/31	20,000	20,113
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	6,535	6,572
Massachusetts Health & Educ. Fac. Auth. Rev.
(Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,529
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	6,420	6,707
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,087
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/14 (14)	11,135	11,653
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/24 (4)	7,755	8,529
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/25 (4)	17,055	18,565
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/30 (4)	18,630	19,542
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/37 (2)	10,775	11,316
Massachusetts Special Obligation Dedicated
Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	8,348
Massachusetts Special Obligation Dedicated
Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,611
Massachusetts Special Obligation Dedicated
Tax Rev.	5.500%	1/1/27 (14)	7,190	8,309
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,830

Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	20,000	24,468
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/30	4,000	4,400
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	22,145
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35 (14)	12,000	12,614
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35	5,000	5,387
				352,287
Michigan (2.1%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	3,001
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,172
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,322
Detroit MI Sewer System Rev.	5.125%	7/1/15 (14)(Prere.)	3,970	4,710
Detroit MI Sewer System Rev.	5.500%	7/1/29 (14)	13,000	13,326
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	5,865	5,849
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	5,500	6,356
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	310	329
Michigan Building Auth. Rev.	5.500%	10/15/16	5,190	5,411
Michigan GO	5.250%	9/15/26 (4)	14,000	14,985
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/39	9,000	9,603
Michigan Hosp. Finance Auth. Rev. (Ascension
Health)	5.000%	11/15/20	8,585	9,477
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	11/1/12	2,500	2,702
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.750%	11/15/39	5,000	5,010
Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.250%	11/15/46	14,000	12,869
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.000%	10/1/24	13,085	14,549
Michigan State Univ. Rev.	5.000%	2/15/40	10,000	10,527
Michigan Tobacco Settlement Financing Auth.
Rev.	5.250%	6/1/22	4,625	4,100
Michigan Tobacco Settlement Financing Auth.
Rev.	6.000%	6/1/34	10,675	8,464
Michigan Tobacco Settlement Financing Auth.
Rev.	6.875%	6/1/42	5,000	4,334
Michigan Tobacco Settlement Financing Auth.
Rev.	6.000%	6/1/48	4,445	3,208
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	6.000%	8/1/39	8,000	8,190
Univ. of Michigan Univ. Rev.	5.000%	4/1/18	6,950	8,304
				161,798
Minnesota (0.1%)
Minneapolis MN Health Care System (Fairview
Health Services)	6.750%	11/15/32	4,250	4,764
Univ. of Minnesota Rev.	5.125%	4/1/34	1,250	1,344
				6,108
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	9,409
Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32	10,000	10,578
				19,987
Missouri (0.9%)
Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.250%	8/2/10	14,000	14,000
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	5.000%	6/1/35	11,660	10,786

Missouri Health & Educ. Fac. Auth. (Washington
Univ.)	5.375%	3/15/39	8,000	8,771
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Cox Health)	5.250%	11/15/29	2,250	2,282
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Cox Health)	5.500%	11/15/33	3,500	3,567
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Lester Cox Medical Center)	5.250%	6/1/15 (14)	5,000	5,526
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/16 (4)	4,195	4,328
Missouri Joint. Muni. Electric Util. Comm. Power
Project Rev.	5.750%	1/1/29	5,000	5,236
Missouri Joint. Muni. Electric Util. Comm. Power
Project Rev. (Prairie Project)	5.000%	1/1/27	5,535	5,725
St. Louis MO Special Obligation	5.000%	12/1/18	3,850	4,596
St. Louis MO Special Obligation	5.000%	12/1/19	4,045	4,837
				69,654
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project No. 1	5.250%	12/1/20	5,000	5,104
Municipal Energy Agency NE Power Supply
System Rev.	5.375%	4/1/39 (13)	3,000	3,227
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39	5,000	5,448
				13,779
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,175
Clark County NV School Dist. GO	5.000%	6/15/13	12,305	13,705
Clark County NV School Dist. GO	5.000%	6/15/14	8,295	9,455
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,065
Henderson NV Health Care Fac. Rev. (Catholic
Healthcare West)	5.250%	7/1/31	11,710	11,777
Las Vegas Valley Water Dist. Nevada GO	5.000%	2/1/31	2,125	2,196
Las Vegas Valley Water Dist. Nevada GO	5.000%	2/1/32	2,305	2,375
Nevada Highway Improvement Rev. (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,461
Nevada Highway Improvement Rev. (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,031
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,242
				69,482
New Hampshire (0.0%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(Dartmouth College)	6.000%	8/1/38	2,400	2,558

New Jersey (5.8%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (14)	4,335	4,780
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (14)	10,680	12,284
Hoboken-Union City-Weehawken NJ Sewerage
Auth. Rev.	6.250%	8/1/14 (14)	10,185	11,615
Hoboken-Union City-Weehawken NJ Sewerage
Auth. Rev.	6.250%	8/1/15 (14)	10,820	12,450
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.500%	6/15/24	10,000	9,891
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,979
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/20 (2)	6,515	6,968
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	28,668
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,370

New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (14)	9,000	10,168
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	22,000	24,680
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,358
New Jersey Educ. Fac. Auth. Rev. (Higher
Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,592
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	5.250%	12/1/12	5,830	6,211
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	7.500%	12/1/32	7,250	8,324
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.250%	8/6/10 LOC	16,500	16,500
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/15 (14)	3,795	3,795
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,764
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.750%	7/1/33	8,190	8,658
New Jersey Housing & Mortgage Finance
Agency Rev.	6.500%	10/1/38	1,875	2,054
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)(ETM)	875	952
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	165	179
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)(ETM)	1,640	1,784
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)	1,645	1,784
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15 (14)	7,000	8,188
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	7,000	8,254
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (14)	24,000	28,352
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	36,000	42,529
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	18,500	21,310
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,879
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	6,783
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	15,000	5,963
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	23,000	8,563
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	8,000	8,799
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	20,000	3,606
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	270	340
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)	790	953
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	3,940	4,539
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	34,500	28,160
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	3,000	3,173
New Jersey Turnpike Auth. Rev. VRDO	0.290%	8/6/10 LOC	2,000	2,000
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12 (Prere.)	8,530	9,138
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.500%	6/1/23	4,555	4,171
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.625%	6/1/26	14,500	11,897
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.750%	6/1/34	3,500	2,468
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41	4,605	3,020
				450,893
New Mexico (0.4%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (14)	10,000	11,160

New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services)	5.500%	8/1/11 (Prere.)	10,000	10,614
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services)	5.000%	8/1/39	6,500	6,552
				28,326
New York (9.0%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (14)	4,900	4,901
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.375%	7/15/43	6,000	6,154
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,476
Hudson Yards Infrastructure Corp. New York
Rev.	4.500%	2/15/47 (14)	14,075	12,903
Liberty NY Dev. Corp. Rev. (Goldman Sachs
Headquarters)	5.250%	10/1/35	17,690	18,050
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/13 (4)	11,000	10,631
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38	19,720	19,378
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.000%	11/15/34	3,750	3,946
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	5,255
New York City NY GO	5.000%	3/1/17	10,135	11,679
New York City NY GO	5.000%	8/1/17	10,000	11,580
2 New York City NY GO	5.000%	8/1/19	30,000	34,940
New York City NY GO	5.000%	8/1/20	5,450	6,260
New York City NY GO	5.125%	12/1/23	12,875	14,412
New York City NY GO	5.000%	8/1/24	5,000	5,505
New York City NY GO	5.000%	8/1/25	5,000	5,498
New York City NY GO	5.000%	5/15/26	4,000	4,346
New York City NY GO	5.000%	8/1/27	10,000	10,844
New York City NY IDA (Yankee Stadium)	0.000%	3/1/20 (12)	8,400	5,530
New York City NY IDA (Yankee Stadium)	0.000%	3/1/22 (12)	4,585	2,700
New York City NY IDA (Yankee Stadium)	0.000%	3/1/24 (12)	9,670	5,028
New York City NY IDA (Yankee Stadium)	0.000%	3/1/25 (12)	5,000	2,433
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27	5,000	5,492
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/32	15,000	15,859
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/32	7,500	8,171
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	7,000	7,202
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	7,500	7,901
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36	28,700	29,883
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/37	5,000	5,235
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/37	10,000	10,418
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,171
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	15,500	16,754
New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/26	7,000	7,430

New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/28	12,000	12,839
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/30	11,780	12,535
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/34	20,000	20,743
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/18	5,000	5,919
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/34	7,000	7,417
New York State Dormitory Auth. Rev. (Mental
Health Svcs. Fac.)	5.000%	8/15/19	3,800	4,314
New York State Dormitory Auth. Rev. (New York
Univ.)	5.750%	7/1/27 (14)	17,000	20,517
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	6/15/19	9,765	11,556
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	6/15/20	10,000	11,652
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/23	5,000	5,500
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/24 (2)	10,000	10,696
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	9,750	10,641
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/31	7,500	7,922
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	2/15/39	5,000	5,299
New York State Dormitory Auth. Rev. (Sloan-
Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,008
New York State Dormitory Auth. Rev. (State
Univ.)	7.500%	5/15/11	5,575	5,873
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ.)	5.000%	7/1/38	5,000	5,226
New York State GO	5.000%	2/1/30	3,385	3,675
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (14)	2,960	2,967
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/16 (14)	11,135	12,802
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/27	5,000	5,410
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23	7,785	8,452
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	7,385	8,070
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/21	10,000	11,598
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/25 (14)	1,965	2,392
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	7,744
Suffolk NY Tobacco Asset Securitization Corp.
Rev.	0.000%	6/1/44	5,500	4,536
Suffolk NY Tobacco Asset Securitization Corp.
Rev.	6.000%	6/1/48	4,000	3,641
Tobacco Settlement Financing Corp. New York
Rev.	5.500%	6/1/14	11,485	11,526
Tobacco Settlement Financing Corp. New York
Rev.	5.500%	6/1/15	20,000	20,072
Tobacco Settlement Financing Corp. New York
Rev.	5.500%	6/1/18	15,410	16,427

Tobacco Settlement Financing Corp. New York
Rev.	5.500%	6/1/20	12,565	13,749
Tobacco Settlement Financing Corp. New York
Rev.	5.250%	6/1/21 (2)	12,000	13,054
Tobacco Settlement Financing Corp. New York
Rev.	5.250%	6/1/22 (2)	5,000	5,403
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/17	5,000	5,484
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/20 (14)	10,000	11,962
Triborough Bridge & Tunnel Auth. New York
Rev.	6.125%	1/1/21 (ETM)	6,565	8,540
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/28	15,000	16,280
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/38	12,500	13,415
				700,821
North Carolina (1.7%)
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/33	15,000	16,320
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/38	7,430	8,008
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.)	5.250%	1/15/39	2,500	2,609
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.)	5.000%	1/15/47	3,300	3,333
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.) VRDO	0.300%	8/6/10 (4)	12,625	12,625
New Hanover County NC Hosp. Rev. (New
Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,595
North Carolina Capital Fac. Finance Agency
Rev. (Duke Univ.)	5.000%	10/1/38	9,140	9,687
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/23	5,000	5,321
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/26	5,000	5,252
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/26	3,000	3,248
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/22 (4)	6,500	7,173
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Deerfield Episcopal
Retirement Community)	6.125%	11/1/38	2,500	2,507
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.250%	6/1/29	10,000	10,648
North Carolina Medical Care Comm. Hosp. Rev.
(Mission St. Joseph's Health System)	5.125%	10/1/28 (14)	5,005	5,008
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	10,000	11,539
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	15,000	17,374
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	4,000	4,526
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,286
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,868
				130,927
Ohio (2.7%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.250%	9/1/27	10,000	10,511
American Muni. Power Ohio Inc.	5.000%	2/15/38	8,000	8,090
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24	38,550	32,206

Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/30	38,105	29,956
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34	5,500	4,098
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/47	7,060	4,980
Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/32 (4)	12,000	12,504
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	10/1/16	3,000	3,117
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	10/1/17	2,260	2,341
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.400%	10/1/21	8,000	8,208
Middletown OH City School Dist. GO	5.000%	12/1/25 (4)	4,715	5,076
Middletown OH Hosp. Fac. Rev. (Atrium Medical
Center) VRDO	0.230%	8/6/10 LOC	19,430	19,430
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	3,000	3,269
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,834
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic) VRDO	0.220%	8/2/10	15,730	15,730
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.250%	1/15/46	10,000	10,016
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	3,325	3,495
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	10,608
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	3,250	3,447
Ohio Water Dev. Auth. PCR (FirstEnergy
Generation Corp. Project) VRDO	0.250%	8/2/10 LOC	3,900	3,900
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.750%	2/15/38	3,500	3,575
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	7,175	7,431
				209,822
Oklahoma (0.1%)
Oklahoma Dev. Finance Auth. Rev. (Public
Service Co.)	5.250%	6/1/14	3,300	3,611
Tulsa County OK Ind. Auth. Rev. (St. Francis
Health System)	5.000%	12/15/36	6,000	6,019
				9,630
Oregon (0.5%)
Oregon State Dept. Administrative Services	5.000%	5/1/27	6,755	7,255
Oregon State Dept. Administrative Services
(Lottery Rev.)	5.250%	4/1/26	10,000	11,322
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/39	6,000	6,071
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/22	12,380	12,894
				37,542
Pennsylvania (2.6%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	7,500	8,315
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/31	11,420	9,421
Franklin County PA IDA Rev. (Chanmersburg
Hosp.)	5.375%	7/1/42	4,325	4,315
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,521

Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	3,500	3,516
Norwin PA School Dist. GO	3.250%	4/1/31 (4)	8,915	7,341
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	7,935	9,172
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,811
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/35	11,380	11,996
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (2)(Prere.)	775	857
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,030	21,636
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	20,172
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	5,000	5,266
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	4,000	4,121
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,582
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,539
Philadelphia PA School Dist. GO	6.000%	9/1/38	7,000	7,577
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	16,500	17,327
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)(ETM)	4,455	4,946
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (14)	5,545	5,941
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	2,920	3,281
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,866
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.750%	12/1/21	610	627
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/30	5,000	5,522
Wallingford-Swarthmore PA School Dist. VRDO	0.540%	8/6/10 (4)	9,600	9,600
				205,268
Puerto Rico (1.9%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (14)	5,000	5,504
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	2,930	3,216
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	6,130	6,268
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,942
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/34 (2)	15,305	3,140
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.375%	7/1/14 (Prere.)	7,205	8,362
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,217
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	41,263
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	10,389
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	15,000	15,614
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	26,500	29,374
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47 (2)	45,000	4,420
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	184,500	11,328
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	22,200	1,204
				148,241
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp.
Rev.	4.500%	5/15/23 (4)	2,465	2,545
Rhode Island Health & Educ. Building Corp.
Rev.	4.500%	5/15/24 (4)	2,975	3,046
Rhode Island Health & Educ. Building Corp.
Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,022
				8,613
South Carolina (2.4%)
Charleston SC Educ. Excellence Financing
Corp. Rev.	5.250%	12/1/28	20,000	21,042

Charleston SC Educ. Excellence Financing
Corp. Rev.	5.000%	12/1/31	11,500	11,858
Charleston SC Educ. Excellence Financing
Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580	11,197
Columbia SC Waterworks & Sewer System Rev.	5.000%	2/1/40	10,000	10,686
Greenville County SC School Dist. GO	5.000%	12/1/27	9,500	9,962
Medical Univ. South Carolina Hosp. Auth. Hosp.
Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,693
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,477
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (14)	12,210	14,269
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,226
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon
Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,318
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	10,000	10,936
South Carolina Public Service Auth. Rev.	5.250%	1/1/39	6,000	6,438
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15 (2)	8,590	9,909
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20 (2)	20,840	22,473
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21 (2)	27,170	29,151
Tobacco Settlement Rev. (Auth. of South
Carolina Tobacco Settlement)	5.000%	6/1/18	4,655	4,659
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38 (4)	6,610	6,943
				188,237
Tennessee (1.1%)
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.500%	4/1/33	7,975	8,054
Memphis TN Electric System Rev.	5.000%	12/1/17	20,000	23,614
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev. (Meharry
Medical College)	6.000%	12/1/12 (2)	3,405	3,541
Shelby County TN Health Educ. & Housing Fac.
Board Rev.	5.250%	9/1/27 (4)	350	369
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (Methodist Le Bonheur) VRDO	0.260%	8/6/10 (12)	25,700	25,700
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	4,000	4,081
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/21	1,895	1,930
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/22	3,785	3,800
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/22	5,000	5,076
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/24	4,660	4,697
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/27	1,220	1,189
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (14)(ETM)	1,030	1,069
				83,120
Texas (8.2%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (14)	4,900	3,964
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (14)	6,665	7,044
Brownsville TX Util. System Rev.	5.000%	9/1/20 (4)	10,055	10,834
Burelson TX Independent School Dist.	5.000%	8/1/40 (12)	8,000	8,198
Conroe TX Independent School Dist. GO	5.750%	2/15/35	5,000	5,449
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29 (2)	5,000	5,034
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24 (2)	10,000	10,559
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	10,000	10,517
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/27 (12)	5,000	5,245
Dallas TX Civic Center Refunding &
Improvement Rev.	5.000%	8/15/28 (12)	3,125	3,256
Dallas TX GO	5.000%	2/15/19	15,000	17,891

Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30	6,920	7,413
Fort Bend TX Independent School Dist. GO	5.000%	2/15/34	5,000	5,302
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Thermal Util. TECO Project)	5.250%	11/15/35	10,000	10,479
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,205
Harris County TX GO	0.000%	10/1/15 (14)	17,545	15,818
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College of Medicine) VRDO	0.250%	8/2/10 LOC	2,275	2,275
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31	3,250	3,694
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (14)(Prere.)	12,910	12,940
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (14)	10,000	9,916
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (14)	10,190	10,175
Harris County TX Rev.	5.000%	8/15/22	2,000	2,240
Harris County TX Toll Road Rev.	5.000%	8/15/29	5,000	5,318
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,368
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,748
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,124
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,676
Houston TX GO	5.750%	3/1/14 (4)	260	261
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,684
Houston TX GO	5.750%	3/1/15 (4)	265	266
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,375
Houston TX GO	5.750%	3/1/16 (4)	395	397
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	19,901
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,427
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	5,596
Lone Star College TX System Rev.	5.000%	8/15/29	6,210	6,781
Lone Star College TX System Rev.	5.000%	8/15/34	5,000	5,329
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	2,710	2,722
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,640
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	5,905	5,928
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	5,000	5,315
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,371
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/40	5,000	5,128
Matagorda County TX Navigation Dist. PCR
(Central Power & Light)	6.300%	11/1/29	7,500	8,183
Montgomery County TX	5.125%	3/1/31	4,000	4,279
Montgomery County TX	5.250%	3/1/32	5,000	5,371
North Texas Tollway Auth. Rev.	6.250%	2/1/23	10,000	10,511
North Texas Tollway Auth. Rev.	6.125%	1/1/31	4,000	4,264
North Texas Tollway Auth. Rev.	5.625%	1/1/33	21,650	22,629
North Texas Tollway Auth. Rev.	6.250%	1/1/39	5,000	5,454
North Texas Univ. Rev.	5.000%	4/15/27	7,475	8,123
Northeast Texas Hosp. Auth. (Northeast Medical
Center)	5.625%	5/15/17 (4)	7,425	7,439
Northeast Texas Hosp. Auth. (Northeast Medical
Center)	5.625%	5/15/22 (4)	7,110	7,120
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (14)	5,000	4,964
Round Rock TX Independent School Dist. GO	5.250%	8/1/29	6,000	6,617
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/22	5,000	5,236
SA Energy Acquisition Public Fac. Corp. Texas
Gas Supply Rev.	5.500%	8/1/23	6,155	6,442
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,746
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,946
San Antonio TX GO	5.000%	2/1/19	6,310	7,523

Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	15,000	15,050
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/28	3,000	3,243
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	18,955
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	6.250%	12/15/26	5,000	5,379
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	38,730	36,770
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	34,250	31,621
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	33,070	29,251
Texas Private Activity Surface Transp. Corp.
Rev.	7.500%	12/31/31	4,000	4,323
Texas Private Activity Surface Transp. Corp.
Rev.	6.875%	12/31/39	5,000	5,189
Texas State College Student Loan GO	5.000%	8/1/33	7,115	7,604
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,187
Texas Turnpike Auth. Central Texas Turnpike
System Rev.	0.000%	8/15/26 (2)	10,000	3,784
Texas Turnpike Auth. Central Texas Turnpike
System Rev.	0.000%	8/15/28 (2)	30,005	9,833
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	10,740
3 Texas Water Dev. Board Rev.	5.500%	7/15/21	8,730	8,767
2 Texas Water Dev. Board Rev. VRDO	0.210%	8/2/10	12,529	12,529
Texas Water Finance Assistance GO	5.000%	8/1/27	3,320	3,672
Texas Water Finance Assistance GO	5.000%	8/1/29	1,800	1,965
Univ. of Houston TX Rev.	5.000%	2/15/27	2,100	2,274
				640,786
Utah (0.3%)
Intermountain Power Agency Utah Power
Supply Rev.	5.000%	7/1/14	5,000	5,697
Intermountain Power Agency Utah Power
Supply Rev.	5.250%	7/1/21	17,395	18,870
				24,567
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance
Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34 (4)	10,000	10,096

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,102
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	4,000	4,091
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	4,000	3,971
				13,164
Virginia (0.6%)
Fairfax County VA IDA Hosp. Rev. (Inova Health
System Hosp. Project)	5.250%	5/15/26	3,250	3,516
Fairfax County VA IDA Hosp. Rev. (Inova Health
System Hosp. Project)	5.500%	5/15/35	15,000	15,977
Louisa VA IDA Solid Waste & Sewer Disposal
Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	7,500	8,228
Stafford County VA Econ. Dev. Auth. Hosp. Fac.
Rev. (Medicorp Health System)	5.250%	6/15/37	10,000	10,034
Tobacco Settlement Financing Corp. Virginia
Rev.	5.625%	6/1/15 (Prere.)	10,000	11,917
				49,672
Washington (2.0%)
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	0.280%	8/2/10 (4)	6,380	6,380

Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/14 (14)	5,000	4,635
Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/15 (14)	12,585	11,197
Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/17 (14)	11,685	9,336
Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/18 (14)	10,000	7,573
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/17	8,750	10,339
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/18	5,000	5,938
King County WA Sewer Rev.	5.000%	1/1/39	7,500	7,873
King County WA Sewer Rev.	5.250%	1/1/42	7,500	8,103
Washington GO	6.750%	2/1/15	3,450	3,881
Washington GO	5.000%	2/1/19	5,000	5,944
Washington GO	5.000%	2/1/20	5,000	5,933
2 Washington GO	5.000%	8/1/20	9,660	11,517
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/31 (4)	5,000	5,175
Washington Health Care Fac. Auth. (Multicare
Health System)	5.250%	8/15/34 (4)	27,000	27,711
Washington Health Care Fac. Auth. (Multicare
Health System)	5.500%	8/15/43 (12)	5,490	5,659
Washington Health Care Fac. Auth.
(PeaceHealth)	5.000%	11/1/18	7,000	7,663
Washington Health Care Fac. Auth. Rev.
(Children's Hosp.)	5.625%	10/1/38	12,000	12,509
				157,366
West Virginia (0.7%)
West Virginia Building Comm. Rev. (Jail &
Correction Fac.)	7.000%	7/1/11 (14)(ETM)	7,325	7,780
West Virginia Building Comm. Rev. (Jail &
Correction Fac.)	7.000%	7/1/12 (14)(ETM)	7,840	8,835
West Virginia Building Comm. Rev. (Jail &
Correction Fac.)	7.000%	7/1/14 (14)(ETM)	8,975	11,079
West Virginia Econ. Dev. Auth. PCR (Solid
Waste Disposal)	5.375%	12/1/38	2,500	2,503
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.625%	9/1/32	6,500	6,726
West Virginia Hosp. Finance Auth. Rev. (UTD
Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	16,330	16,574
				53,497
Wisconsin (1.3%)
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	2,855	3,070
Madison WI Community Dev. Auth. Rev.
(Wisconson Alumni Research Project)	5.000%	10/1/34	9,500	10,192
Wisconsin Clean Water Rev.	6.875%	6/1/11	7,295	7,638
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,742
Wisconsin GO	6.000%	5/1/36	10,000	11,113
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health)	5.000%	11/15/36	3,000	3,048
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.250%	8/15/17 (14)	10,000	10,009
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,267

Wisconsin Health & Educ. Fac. Auth. Rev.
(Luther Hosp.)	5.750%	11/15/30	7,500	8,095
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/15/18	6,665	7,200
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/15/19	3,740	4,008
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM
Health Care)	5.250%	6/1/34	6,785	7,049
Wisconsin Transp. Rev.	4.500%	7/1/26 (14)	12,470	12,864
				102,295
Total Tax-Exempt Municipal Bonds (Cost $7,305,778)				7,643,783
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
4 Vanguard Municipal Cash Management Fund
(Cost $172,014)	0.249%		172,014,460	172,014
Total Investments (100.2%) (Cost $7,477,792)				7,815,797
Other Assets and Liabilities-Net (-0.2%)				(16,686)
Net Assets (100%)				7,799,111
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $49,371,000, representing 0.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2010.
3 Securities with a value of $4,042,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)
				Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	September 2010	1,289	282,452	150
30-Year U.S. Treasury Bond	September 2010	(349)	(44,923)	(1,819)
10-Year U.S. Treasury Note	September 2010	(72)	(8,914)	(254)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Long-Term Tax-Exempt Fund

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	__	7,643,783	__
Temporary Cash Investments	172,014	__	__
Futures Contracts—Assets[1]	141	__	__
Futures Contracts—Liabilities[1]	(695)	__	__
Total	171,460	7,643,783	__
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2010, the cost of investment securities for tax purposes was $7,509,546,000. Net unrealized appreciation of investment securities for tax purposes was $306,251,000, consisting of unrealized gains of $377,772,000 on securities that had risen in value since their purchase and $71,521,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of July 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.7%)
Alabama Special Care Fac. Financing Auth.
Birmingham Rev. (Ascension Health)	5.000%	11/15/39	11,825	11,990
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13 (Prere.)	3,000	3,526
Courtland AL Dev. Board Solid Waste Disposal
Rev. (International Paper Co.)	5.200%	6/1/25	5,000	4,824
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	16,778
Millerport AL IDA Rev. (Steel Dust Recycling
Project) VRDO	0.330%	8/6/10 LOC	8,700	8,700
				45,818
Arizona (1.1%)
Arizona Board Regents Arizona State Univ.
System Rev.	5.000%	6/1/39	15,000	15,596
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	5,900	6,026
Arizona Health Fac. Auth. Rev. (Beatitudes
Campus Project)	4.750%	10/1/10	4,250	4,251
Arizona Health Fac. Auth. Rev. (Beatitudes
Campus Project)	5.200%	10/1/37	7,000	5,477
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/30	5,000	5,449
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West)	5.250%	7/1/32	7,950	8,051
Maricopa County AZ Pollution Control Corp.
PCR (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,521
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	17,000	16,546
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	5,000	4,543
Univ. Medical Center Corp. AZ Hosp. Rev.	6.500%	7/1/39	2,500	2,680
				74,140
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	3,450	3,846

California (13.7%)
Adelanto CA Public Util. Auth. Rev.	6.750%	7/1/39	10,000	10,310
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	4,530	4,831
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	2,500	2,650
Bay Area Toll Auth. CA Toll Bridge Rev.	5.250%	4/1/26	1,920	2,122
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	5,000	5,311
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	30	32
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	85	91
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	888
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,787
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.500%	12/1/15	3,290	3,499
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/28	5,375	5,823
California GO	5.500%	4/1/18	15,000	17,430

California GO	5.000%	11/1/21	14,045	15,119
California GO	6.000%	3/1/33	3,000	3,248
California GO	5.125%	4/1/33	16,500	16,504
California GO	6.500%	4/1/33	30,000	33,738
California GO	4.500%	10/1/36	46,500	41,445
California GO	5.000%	6/1/37	10,500	10,287
California GO	5.500%	11/1/39	10,000	10,239
California GO	5.500%	3/1/40	3,000	3,065
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.750%	9/1/39	4,500	4,648
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/39	7,500	8,040
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.750%	7/1/39	7,000	7,322
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.000%	8/15/38	6,000	5,789
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	6.000%	2/1/30	10,000	10,593
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	12,155	12,478
California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,058
California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,190
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/21	7,675	7,833
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/22	5,000	5,066
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/23	2,870	2,895
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/19	7,000	7,308
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	15,000	17,631
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	5,000	5,871
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	10,000	11,574
California State Econ. Recovery Bonds	5.000%	7/1/20	5,000	5,685
California State Econ. Recovery Bonds	5.250%	7/1/21	8,250	9,405
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,543
California State Univ. Rev. Systemwide	5.250%	11/1/34	9,275	9,821
California State Univ. Rev. Systemwide	5.250%	11/1/38	2,490	2,635
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	4,500	4,936
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	8,000	8,170
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.250%	3/1/45	28,000	27,387
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	20,249
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,710	2,486
El Monte CA High School Dist. GO	5.500%	6/1/34 (12)	8,575	9,142
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/28 (14)	25,000	24,747
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,345	8,961
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	10,500	10,438
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	724

Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,818
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,799
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	1,035
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	1,038
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,048
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,190
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,151
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	3,430	3,716
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	4,620	4,966
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,215	6,576
1 Los Angeles CA Community College Dist. GO	5.250%	8/1/39	6,000	6,305
Los Angeles CA Dept. of Airports International
Airport Rev.	5.375%	5/15/30	15,000	15,534
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,911
Los Angeles CA USD GO	5.000%	7/1/27	8,000	8,466
Los Angeles CA USD GO	4.500%	1/1/28 (14)	9,750	9,329
Los Angeles CA Wastewater System Rev.	5.750%	6/1/27	7,780	8,859
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	2,880
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	11,000	12,028
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	11,300	11,991
Napa Valley CA USD Election GO	4.500%	8/1/37 (4)	12,035	11,553
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/20 (12)	9,305	10,358
Northstar Community Services Dist. CA Special
Tax Community Fac. Dist.	5.000%	9/1/37	15,000	10,022
Oakland CA USD GO	6.125%	8/1/29	4,000	4,240
Palo Alto CA USD GO	0.000%	8/1/30	21,100	7,669
Palomar Pomerado Health System California
GO	0.000%	8/1/38 (12)	10,740	6,820
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	23,000	20,703
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	15,000	15,301
Sacramento County CA Airport Rev.	6.000%	7/1/41	9,500	10,166
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,742
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,822
San Diego CA Community College Dist. GO	5.250%	8/1/33	5,500	5,861
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/39	5,000	5,311
San Diego CA USD GO	5.500%	7/1/19 (14)	10,140	11,993
San Diego CA USD GO	5.500%	7/1/21 (14)	12,725	14,986
San Francisco CA City & County COP (San
Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,049
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/17	3,000	3,425
San Francisco CA City & County International
Airport Rev.	5.750%	5/1/19	20,295	22,838
San Francisco CA City & County International
Airport Rev.	5.750%	5/1/20	26,405	29,290
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/32	5,000	5,232
San Francisco CA City & County International
Airport Rev.	6.000%	5/1/39	2,130	2,352
San Francisco CA City & County Redev.
Financing Auth. Tax Allocation (Mission Bay
South)	6.625%	8/1/39	2,000	2,135
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (14)	12,900	4,141

Santa Margarita CA Water Dist. Special Tax
Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,501
Santa Monica CA Community College Dist.	0.000%	8/1/24	5,000	2,468
Santa Monica CA Community College Dist.	0.000%	8/1/25	5,490	2,534
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,734
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/20	10,505	11,771
Turlock CA IRR Dist. Rev.	5.000%	1/1/35	6,385	6,500
Univ. of California Rev.	4.500%	5/15/31 (4)	4,900	4,927
2 Univ. of California Rev. TOB VRDO	0.270%	8/6/10 (4)	16,820	16,820
Victor Valley CA Community College Dist.	6.000%	8/1/39	8,000	8,640
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/35	10,000	10,211
West Contra Costa CA USD	6.000%	8/1/27	3,000	3,301
				936,100
Colorado (3.5%)
Aurora CO Hosp. Rev. (Children's Hosp.)	5.000%	12/1/40	5,000	4,984
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,529
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,167
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,415
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,505
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,656
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	4.500%	9/1/38	23,975	22,800
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives)	5.000%	9/1/41	7,500	7,539
Colorado Health Fac. Auth. Rev. (Christian
Living Communities)	5.750%	1/1/26	1,000	915
Colorado Health Fac. Auth. Rev. (Christian
Living Communities)	5.750%	1/1/37	2,250	1,979
Colorado Health Fac. Auth. Rev. (Covenant
Retirement Community Inc.)	5.250%	12/1/25	15,500	14,765
Colorado Health Fac. Auth. Rev. (Evangelical)	6.125%	6/1/38	7,000	7,139
Denver CO City & County Airport Rev.	5.000%	11/15/12 (14)	4,205	4,571
Denver CO City & County Airport Rev.	5.250%	11/15/36	7,500	7,824
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11	10,000	10,308
Denver CO City & County School Dist.	5.250%	12/1/24	3,250	3,687
Denver CO City & County School Dist.	5.500%	12/1/26	2,500	2,844
Denver CO City & County Single Family
Mortgage Rev.	5.550%	12/1/39	3,087	3,263
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (14)	7,185	7,167
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (14)	26,795	24,955
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	5,000	4,462
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (14)	8,000	6,828
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,000	4,018
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (14)	5,000	3,255
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	29,225	12,220
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	14,900	5,811
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	36,465	11,925
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (14)	56,600	15,913
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	14,200	3,706

Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	10,000	11,477
				237,627
Connecticut (0.4%)
Connecticut Dev. Auth. PCR (Connecticut
Power & Light)	5.850%	9/1/28	25,250	25,449

Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage
Rev.	5.875%	1/1/38	3,230	3,509

District of Columbia (0.8%)
District of Columbia Income Tax Rev.	5.000%	12/1/19	7,000	8,319
District of Columbia Water & Sewer Auth. Public
Util. Rev.	5.500%	10/1/39	10,000	10,819
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	5.500%	10/1/13 (14)	2,500	2,639
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	5.500%	10/1/16 (14)	2,775	2,919
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	5.500%	10/1/17 (14)	2,000	2,103
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	5.500%	10/1/18 (14)	2,000	2,104
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	5.250%	10/1/25	15,000	16,621
Metro. Washington DC/VA Airports Auth. Dulles
Toll Road Rev.	5.000%	10/1/39	8,000	8,243
Washington DC Metro. Area Transit Auth. Rev.	5.250%	7/1/24	2,500	2,816
Washington DC Metro. Area Transit Auth. Rev.	5.125%	7/1/32	1,000	1,066
				57,649
Florida (6.9%)
Alachua County FL IDR (North Florida
Retirement Village)	5.625%	11/15/22	5,000	4,830
Alachua County FL IDR (North Florida
Retirement Village)	5.875%	11/15/36	10,000	8,929
Beacon Lakes FL Community Dev.	6.900%	5/1/35	15,915	15,745
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,035
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,306
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	7,500	8,096
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	25,000	26,453
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/16	6,000	6,279
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.250%	6/1/17	5,000	5,278
2 East Homestead Community Dev. Dist. Florida
Special Assessment Rev.	5.000%	5/1/11	2,860	2,158
Escambia County FL Environmental
Improvement Rev.	5.750%	11/1/27	6,000	6,008
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/26	5,000	5,453
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/27	4,000	4,401
Florida Housing Finance Agency Rev.	5.750%	1/1/37	18,715	20,409
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.750%	1/1/37	9,670	10,545
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.500%	7/1/48	12,325	13,303

Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/14	14,000	15,160
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/15	5,000	5,410
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/16	5,000	5,387
Florida Muni. Power Agency Rev.	6.250%	10/1/31	3,250	3,686
Gainsville FL Util. System Rev. VRDO	0.580%	8/2/10	1,100	1,100
Highlands County FL Health Rev. (Adventist
Health System)	5.250%	11/15/16 (Prere.)	365	440
Highlands County FL Health Rev. (Adventist
Health System)	5.250%	11/15/36	14,435	14,596
Highlands County FL Health Rev. (Adventist
Health System)	6.000%	11/15/37	5,000	5,360
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/34	2,185	2,153
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.000%	10/1/36	4,000	3,825
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/41	10,000	9,745
Hillsborough County FL IDA (Univ. Community
Hosp.)	5.625%	8/15/29	7,000	6,836
Landmark at Doral Community Dev. Dist. Florida
Special Assessment	5.200%	5/1/15	6,680	2,132
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	41,250	41,077
Miami-Dade County FL Aviation - Miami
International Airport	5.125%	10/1/24 (14)	18,575	18,755
1 Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/27	7,170	7,336
1 Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/28	13,440	13,632
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/35	11,000	11,246
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/37 (14)	2,000	2,000
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/38 (11)	8,770	8,086
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/41	5,000	5,088
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.750%	6/1/39 (12)	5,250	5,561
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,310
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	6,650	6,598
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/39	5,250	5,333
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,045
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	921
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Tower)	5.000%	7/1/12	2,400	2,401
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Tower)	5.500%	7/1/32	1,200	1,036
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Tower)	5.500%	7/1/38	1,500	1,274
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/21 (4)	25,000	27,612
Orlando FL Special Assessment Rev. (Conroy
Road Interchange)	5.800%	5/1/26	3,000	2,898

Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,615
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (14)	7,220	7,884
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)	6,440	7,380
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/24 (13)	3,500	3,858
Palm Glades Comm. Dev. Dist. (Florida
Supplemental Assessment)	4.850%	8/1/11	2,165	1,404
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	8,700	9,515
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.500%	7/1/34	3,500	3,617
St. Petersburg FL Health Fac. Auth. Rev. (All
Childrens Hosp.)	6.500%	11/15/39	8,000	8,870
Tallahassee FL Health Fac. Rev. (Tallahassee
Memorial Healthcare)	6.375%	12/1/30	18,000	18,031
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (14)	1,180	1,386
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (14)	1,720	2,024
				469,851
Georgia (1.8%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	10,000	10,279
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/34	2,500	2,744
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/39	15,000	16,409
Burke County GA Dev. Auth. PCR (Georgia
Power Co. Plant Vogtle) PUT	5.050%	1/12/12	6,000	6,318
Burke County GA Dev. Auth. PCR (Oglethorpe
Power Corp.)	5.500%	1/1/33	5,000	5,213
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,068
Dalton County GA Dev. Auth. (Hamilton Health
Care System)	5.500%	8/15/17 (14)	5,000	5,327
Fulton County GA Residential Care Fac.
(Canterbury Court)	6.125%	2/15/34	2,000	1,813
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,320	4,382
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)(ETM)	95	110
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)	4,060	4,821
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)(ETM)	845	1,013
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/18	5,000	5,392
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.000%	3/15/19	15,000	16,100
Main Street Natural Gas Inc. Georgia Gas
Project Rev.	5.500%	9/15/28	7,195	7,178
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30	4,000	3,999
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39	6,000	5,919
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	7,000	8,024
Muni. Electric Auth. Georgia Rev. (General
Resolution Projects)	5.500%	1/1/26	7,000	7,657
Richmond County GA Dev. Auth. Environmental
Improvement Rev.	5.750%	11/1/27	3,000	3,004
				120,770
Guam (0.8%)
Guam Govt. GO	5.000%	11/15/23	4,500	4,235
Guam Govt. GO	5.125%	11/15/27	5,000	4,689
Guam Govt. GO	6.750%	11/15/29	8,000	8,578
Guam Govt. GO	5.250%	11/15/37	20,400	18,778
Guam Govt. GO	7.000%	11/15/39	10,000	10,814
Guam Govt. Waterworks Auth. Water &
Wastewater System Rev.	6.000%	7/1/25	2,000	2,046

Guam Govt. Waterworks Auth. Water &
Wastewater System Rev.	5.875%	7/1/35	5,000	5,042
				54,182
Hawaii (0.5%)
Hawaii Dept. of Budget & Finance Surplus
Purpose Rev.	8.000%	11/15/33	8,750	9,341
Hawaii Pacific Health Rev.	5.500%	7/1/40	7,000	6,751
Hawaii Pacific Health Rev.	5.750%	7/1/40	3,000	3,006
Honolulu HI City & County GO	5.000%	7/1/22 (14)	3,000	3,282
Honolulu HI City & County GO	5.000%	4/1/27	7,000	7,746
Honolulu HI City & County Wastewater System
Rev.	0.000%	7/1/17 (14)	6,000	4,713
Honolulu HI City & County Wastewater System
Rev.	0.000%	7/1/18 (14)	2,000	1,486
				36,325
Idaho (0.3%)
Idaho Housing & Finance Assn.	5.000%	7/15/23	8,430	9,353
Idaho Housing & Finance Assn. RAN	5.000%	7/15/27	7,000	7,512
Idaho Housing & Finance Assn. Single Family
Mortgage Rev.	5.125%	1/1/29	2,815	2,819
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,438
				21,122
Illinois (3.6%)
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,795	9,057
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,445	8,661
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,909
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,768
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,556
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	4,862
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,273
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,664
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,080
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/30	3,655	3,770
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (14)(ETM)	4,510	5,100
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (14)(ETM)	10,000	13,059
Chicago IL Water Rev.	5.250%	11/1/38	15,000	15,788
Illinois Educ. Fac. Auth. Rev. (Northwestern
Univ.)	5.500%	8/15/14 (Prere.)	500	590
Illinois Finance Auth. Rev.	6.000%	5/15/39	6,500	6,562
Illinois Finance Auth. Rev. (Childrens Memorial
Hosp.)	5.375%	8/15/39	22,500	22,255
Illinois Finance Auth. Rev. (Northwestern
Community Hosp.)	5.375%	7/1/33	6,000	6,251
2 Illinois Finance Auth. Rev. (Northwestern Univ.)
TOB VRDO	0.280%	8/2/10	3,920	3,920
Illinois Finance Auth. Rev. (OSF Healthcare
System)	7.000%	11/15/29	10,000	10,975
Illinois Finance Auth. Rev. (OSF Healthcare
System)	5.750%	11/15/37	8,185	8,084
Illinois Finance Auth. Rev. (Riverside Health
System)	6.250%	11/15/35	4,600	4,851
Illinois Finance Auth. Rev. (Rush Univ. Medical
Center)	6.625%	11/1/39	10,000	10,873
Illinois Finance Auth. Rev. (Silver Cross &
Medical Centers)	7.000%	8/15/44	14,000	14,972
Illinois Finance Auth. Rev. (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	2,373

Illinois Finance Auth. Rev. (Univ. of Chicago
Medical Center)	5.000%	8/15/21	6,000	6,552
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	2,200
Illinois GO	5.000%	1/1/16 (4)	8,000	8,765
Illinois Health Fac. Auth. Rev. (Centegra Health
System)	5.100%	9/1/11 (2)	3,105	3,113
Illinois Health Fac. Auth. Rev. (Centegra Health
System)	5.250%	9/1/18 (2)	2,500	2,502
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	8,635	9,022
Illinois State Build Rev.	5.000%	6/15/17	7,000	7,927
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.250%	1/1/30	5,000	5,258
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/31	6,000	6,099
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	5.250%	6/15/42 (14)	10,000	10,068
				248,759
Indiana (1.9%)
Indiana Dev. Finance Auth. IDR (Republic
Services Inc.) VRDO	0.300%	8/2/10 LOC	7,100	7,100
Indiana Finance Auth. Rev. (Duke Energy
Project)	4.950%	10/1/40	10,015	9,930
2 Indiana Health & Educ. Fac. Financing Auth.
Rev. TOB VRDO	0.280%	8/2/10	10,200	10,200
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/39	17,535	16,568
Indiana Health Fac. Finance Auth. Rev. (Ancilla
System, Inc.)	7.375%	7/1/23 (ETM)	19,400	26,626
Indiana Muni. Power Agency Rev.	6.000%	1/1/39	13,275	14,444
Indiana Office Building Comm. Rev. (Capitol
Complex)	6.900%	7/1/11	3,055	3,205
Indianapolis IN Airport Auth. Rev. (Federal
Express Corp.)	5.100%	1/15/17	13,500	14,306
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	18,160	19,809
Rockport IN PCR (Michigan Power Company)
PUT	6.250%	6/2/14	6,750	7,516
				129,704
Iowa (0.3%)
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project)	5.000%	12/1/19	2,500	2,998
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	20,127
				23,125
Kansas (0.7%)
Kansas Dept. of Transp. Highway Rev. VRDO	0.200%	8/6/10	5,950	5,950
Olathe Kansas Senior Living Fac. Rev. Catholic
Care Campus Inc.	6.000%	11/15/26	2,000	1,906
Olathe Kansas Senior Living Fac. Rev. Catholic
Care Campus Inc.	6.000%	11/15/38	2,000	1,795
Overland Park KS Convention Center & Hotel
Project	7.375%	1/1/11 (Prere.)	8,985	9,337
Overland Park KS Convention Center & Hotel
Project	9.000%	1/1/11 (Prere.)	21,100	22,045
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	9,330	9,359
				50,392

Kentucky (0.6%)
Jefferson County KY Health Fac. Rev. (Jewish
Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,014
Jefferson County KY Health Fac. Rev. (Jewish
Hosp. Health)	5.700%	1/1/21 (2)	1,750	1,752
Kentucky Asset/Liability Comm. General Fund
Rev.	5.000%	9/1/17 (14)	7,500	8,379
Kentucky Housing Corp. Rev.	5.250%	7/1/32	8,655	9,166
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/25	2,335	2,582
Louisville & Jefferson County KY Metro. Health
Fac. Rev.	5.750%	2/1/27	9,400	9,712
				39,605
Louisiana (2.2%)
East Baton Rouge LA Sewer Commission Rev.	5.250%	2/1/39	7,500	7,926
Louisiana Housing Finance Agency Single
Family Mortgage Rev. Home Ownership	5.950%	6/1/38	7,865	8,647
Louisiana Local Govt. Environment Fac. &
Community (Westlake Chemical Corp.)	6.500%	8/1/29	7,500	7,699
Louisiana Local Govt. Environment Fac. &
Community Dev. Auth. Rev. (Women's Hosp.)	5.875%	10/1/40	11,490	11,502
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries) VRDO	0.260%	8/2/10 LOC	20,295	20,295
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.250%	5/15/38	39,000	35,902
Louisiana State Citizens Property Insurance
Corp. Assessment Rev.	6.750%	6/1/26 (12)	6,000	6,955
New Orleans LA Aviation Board Rev.	6.000%	1/1/23 (12)	5,000	5,724
Saint John Baptist Parish Louisiana Rev.
(Marathon Oil Corp.)	5.125%	6/1/37	39,200	37,561
Tobacco Settlement Financing Corp. Louisiana
Rev.	5.875%	5/15/39	10,000	9,802
				152,013
Maine (0.3%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,361
Maine Health & Higher Educ. Fac. Auth. Rev.	5.000%	7/1/39	8,000	8,351
				17,712
Maryland (1.5%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38	8,000	8,157
Maryland Dept. of Housing & Community Dev.
Rev.	5.750%	3/1/41	9,700	10,490
Maryland Dept. of Housing & Community Dev.
Rev. VRDO	0.280%	8/6/10	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (Chesapeake
Bay Conference Center)	5.000%	12/1/16	3,000	2,450
Maryland Econ. Dev. Corp. Rev. (Chesapeake
Bay Conference Center)	5.000%	12/1/31	12,000	8,787
Maryland Econ. Dev. Corp. Rev. (Chesapeake
Bay Conference Center)	5.250%	12/1/31	2,000	1,517
Maryland Health & Higher Educ. Fac. Auth. Rev.
(King Farm Presbyterian Community)	5.000%	1/1/17	9,145	8,752
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,439
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,208
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,128

Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,318
Maryland Ind. Dev. Financing Auth. Econ. Dev.
Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	416
Maryland Ind. Dev. Financing Auth. Econ. Dev.
Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,935
Maryland State & Local Fac. Rev.	5.000%	2/15/15 (Prere.)	6,000	7,011
				100,608
Massachusetts (2.4%)
Massachusetts College Building Auth. Rev.	5.000%	5/1/29	1,500	1,615
Massachusetts College Building Auth. Rev.	5.000%	5/1/30	1,500	1,604
Massachusetts Dept. of Transp. Metro Highway
System Rev.	5.000%	1/1/32	12,500	12,956
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,466
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/38	14,340	13,274
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	15,960	16,050
3 Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.500%	7/1/36	5,100	5,765
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/18	5,000	5,658
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/19	7,005	7,905
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,087
Massachusetts Health & Educ. Fac. Auth. Rev.
(Suffolk Univ.)	6.250%	7/1/30	5,000	5,408
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	6.500%	7/1/11	1,560	1,620
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health
Care Inc.)	6.625%	7/1/32	17,000	17,139
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/15 (14)	7,535	7,880
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/24 (4)	9,000	9,898
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/26 (4)	12,570	13,404
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/30 (4)	10,000	10,489
Massachusetts Special Obligation Dedicated
Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	17,417
				165,835
Michigan (2.8%)
Delta County MI Econ. Dev. Corp. Rev. (Mead
Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,094
Detroit MI Sewer System Rev.	5.125%	7/1/33 (14)	6,030	6,040
Detroit MI Sewer System Rev.	7.500%	7/1/33 (4)	12,000	14,449
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	4,500	5,201
Michigan GO	5.250%	9/15/26 (4)	12,000	12,845
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/34	4,065	4,355
Michigan Hosp. Finance Auth. Rev. (Ascension
Health)	5.000%	11/15/22	8,655	9,362

Michigan Hosp. Finance Auth. Rev. (Henry Ford
Health System)	5.250%	11/15/46	44,500	40,906
Michigan Housing Dev. Auth. Rev. (Rental
Housing) VRDO	0.370%	8/2/10 (4)	36,235	36,235
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/29	5,190	5,677
Michigan Tobacco Settlement Financing Auth.
Rev.	6.875%	6/1/42	10,000	8,667
Michigan Tobacco Settlement Financing Auth.
Rev.	6.000%	6/1/48	9,775	7,055
Royal Oak Hosp. Finance Auth. MI (Beaumont
Hosp.)	6.000%	8/1/39	7,000	7,166
Wayne County Michigan Airport Auth. Rev.
(Detroit Metropolitan Wayne County Airport)
VRDO	0.300%	8/6/10 LOC	14,100	14,100
Wayne County Michigan Airport Auth. Rev.
(Detroit Metropolitan Wayne County Airport)
VRDO	0.300%	8/6/10 LOC	9,525	9,525
				193,677
Minnesota (0.5%)
Dakota County MN Community Dev. Agency
Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45	8,000	7,928
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.250%	5/1/28	4,500	4,551
Maple Grove MN Health Care System Rev.
(Maple Grove Hosp. Corp.)	5.250%	5/1/37	9,250	9,144
Minneapolis MN Health Care System (Fairview
Health Services)	6.750%	11/15/32	8,250	9,249
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	0.300%	8/6/10	6,495	6,495
				37,367
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	10,968

Missouri (1.4%)
Kirkwood MO IDA Retirement Community Rev.
(Aberdeen Heights)	8.250%	5/15/39	5,000	5,117
Kirkwood MO IDA Retirement Community Rev.
(Aberdeen Heights)	8.250%	5/15/45	5,000	5,083
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	5.000%	6/1/35	9,000	8,325
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Cox Health)	5.250%	11/15/29	1,400	1,420
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Cox Health)	5.500%	11/15/33	6,500	6,625
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.220%	8/6/10 LOC	2,000	2,000
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System)	5.000%	11/15/40	6,000	5,990
Missouri Housing Dev. Corp. Single Family
Mortgage Rev.	6.050%	3/1/37	8,150	8,737
Missouri Housing Dev. Corp. Single Family
Mortgage Rev.	6.000%	3/1/38	3,385	3,690
Missouri Housing Dev. Corp. Single Family
Mortgage Rev.	5.600%	9/1/38	7,025	7,529
Missouri Joint. Muni. Electric Util. Comm. Power
Project Rev. (Plum Point Project)	5.000%	1/1/28 (14)	5,000	4,892

St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	5.500%	7/1/27 (14)	10,000	10,357
St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	5.500%	7/1/28 (14)	10,000	10,276
St. Louis MO Airport Rev. Lambert-St. Louis
International Airport	5.500%	7/1/29 (14)	6,000	6,135
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	10,188
				96,364
Montana (0.3%)
Montana Board Housing (Single Family
Mortgage) Rev.	5.750%	12/1/37	4,075	4,417
Montana Fac. Finance Auth. Rev.	4.750%	1/1/40	15,000	15,045
				19,462
Nebraska (0.3%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,731
Nebraska Public Power Dist. Rev.	5.000%	1/1/38	6,500	6,728
Washington County NE Ind. Dev. Rev. (Cargill
Dow Polymers LLC) VRDO	0.270%	8/6/10 LOC	5,400	5,400
				17,859
Nevada (0.6%)
Clark County NV Ind. Dev. Rev. (Southwest Gas
Corp.) VRDO	0.280%	8/6/10 LOC	7,100	7,100
Clark County NV School Dist. GO	5.000%	6/15/25	10,000	10,572
Henderson NV Health Care Fac. Rev. (Catholic
Healthcare West)	5.250%	7/1/31	11,750	11,817
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	5,000	5,408
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20	3,435	3,400
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27	3,785	3,608
				41,905
New Jersey (5.3%)
Hudson County NJ Improvement Auth. Solid
Waste Systems Rev.	6.125%	1/1/19	2,000	1,798
Hudson County NJ Improvement Auth. Solid
Waste Systems Rev.	6.000%	1/1/29	7,500	6,045
Hudson County NJ Improvement Auth. Solid
Waste Systems Rev.	6.125%	1/1/29	10,000	8,170
Hudson County NJ Improvement Auth. Solid
Waste Systems Rev.	6.125%	1/1/29	2,000	1,623
New Jersey COP	5.250%	6/15/27	5,000	5,283
New Jersey Econ. Dev. Auth. Retirement
Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,762
New Jersey Econ. Dev. Auth. Retirement
Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,648
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.750%	6/15/29	20,000	19,817
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.500%	6/15/31	6,500	6,337
New Jersey Econ. Dev. Auth. Rev. (Kapkowski
Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,696
New Jersey Econ. Dev. Auth. Rev. (Lions Gate
Project)	5.000%	1/1/15	825	818
New Jersey Econ. Dev. Auth. Rev. (Lions Gate
Project)	5.750%	1/1/25	710	657

New Jersey Econ. Dev. Auth. Rev. (Lions Gate
Project)	5.875%	1/1/37	1,230	1,051
New Jersey Econ. Dev. Auth. Rev. (Montclair
Univ. Student Housing)	5.750%	6/1/31	4,000	4,069
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/24 (14)	18,055	19,738
New Jersey Econ. Dev. Auth. Rev. (Presbyterian
Home at Montgomery)	6.375%	11/1/31	10,000	9,309
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.250%	9/1/28	10,200	10,954
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/12	12,000	12,180
New Jersey Educ. Fac. Auth. Rev. (Richard
Stockton College)	5.375%	7/1/38	3,395	3,563
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	7.500%	12/1/32	6,500	7,463
New Jersey Environmental Infrastructure Trust	5.000%	9/1/15	4,465	5,265
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.750%	7/1/33	6,700	7,082
2 New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	0.300%	8/6/10 (12)	9,585	9,585
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	1,315	1,426
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	1,300	1,414
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,491
New Jersey Transp. Corp. COP	5.000%	9/15/19 (4)	7,000	7,400
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	7,000	8,254
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	14,000	16,291
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	14,000	16,539
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	10,000	11,904
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	30,000	13,566
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	15,000	5,963
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	3,430	1,277
New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28	20,000	21,744
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	8,000	8,799
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	21,495	17,545
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	3,900	4,079
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	7,000	7,404
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.500%	6/1/23	7,345	6,725
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.625%	6/1/26	46,750	38,359
				364,093
New Mexico (0.7%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,728
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services)	5.500%	8/1/11 (Prere.)	27,550	29,242
New Mexico Mortgage Finance Auth. Single
Family Mortgage	5.600%	7/1/38	6,750	7,285
New Mexico Mortgage Finance Auth. Single
Family Mortgage	5.300%	1/1/39	5,135	5,467
				50,722
New York (10.5%)
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.375%	7/15/43	5,000	5,128
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,462
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,075

Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,877
Hudson Yards Infrastructure Corp. New York
Rev.	4.500%	2/15/47 (14)	16,500	15,126
Hudson Yards Infrastructure Corp. New York
Rev.	5.000%	2/15/47	4,750	4,597
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/12 (4)	10,000	9,835
Long Island NY Power Auth. Electric System
Rev.	5.500%	4/1/22	10,000	11,380
Long Island NY Power Auth. Electric System
Rev.	5.500%	4/1/24	5,000	5,591
Long Island NY Power Auth. Electric System
Rev.	5.000%	9/1/35	10,340	10,601
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	2,500	2,842
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20 (14)	6,650	7,678
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	12,205	12,392
Metro. New York Transp. Auth. Rev.	5.000%	11/15/33 (2)	7,900	8,006
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	9,000	11,129
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.000%	11/15/34	3,250	3,420
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/18 (2)	5,000	5,854
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	11,033
New York City NY GO	5.000%	3/1/18	1,990	2,307
1 New York City NY GO	5.000%	8/1/19	30,000	34,940
New York City NY GO	5.000%	8/1/20	5,000	5,743
New York City NY GO	5.000%	1/1/25	5,750	6,245
New York City NY GO	5.000%	8/1/26	5,000	5,442
New York City NY GO	5.000%	11/1/26	15,000	15,832
2 New York City NY Housing Dev. Corp. Multi-
Family Rev. TOB VRDO	0.340%	8/6/10	5,475	5,475
New York City NY Housing Dev. Corp. Multi-
Family Rev. VRDO	0.320%	8/6/10	50,000	50,000
New York City NY IDA (Yankee Stadium)	0.000%	3/1/26 (12)	5,000	2,240
New York City NY IDA (Yankee Stadium)	0.000%	3/1/27 (12)	4,195	1,756
New York City NY IDA (Yankee Stadium)	0.000%	3/1/28 (12)	4,200	1,643
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	8,075	8,017
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	31,000	32,152
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,250	3,467
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,500	3,727
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,500	4,752
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,000	4,200
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (14)	22,035	22,585
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	7,500	7,901
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/39	4,825	5,072
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	15,000	16,214
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26 (14)	9,000	9,691
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/33	5,000	5,268
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/34	8,650	8,971

New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/34	6,000	6,300
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/22	11,475	13,160
New York Liberty Dev. Corp. Rev.	6.375%	7/15/49	8,750	9,144
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/18	6,130	7,236
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.500%	3/15/19 (2)	5,000	6,096
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22 (4)	5,500	5,946
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	6,750	7,367
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	2/15/29	5,125	5,554
New York State Dormitory Auth. Rev. (State
Univ.)	7.500%	5/15/13	13,380	15,646
New York State Dormitory Auth. Rev. Non State
Supported Debt (Long Island Jewish
Obligated Group)	0.961%	5/1/18	23,090	20,530
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24	3,955	4,092
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37	8,750	8,948
New York State GO	5.000%	2/1/30	3,000	3,257
New York State Housing Finance Agency Rev.
(70 Battery Place) VRDO	0.250%	8/6/10 LOC	20,600	20,600
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (14)	6,410	6,425
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/11 (14)	5,770	5,784
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/12 (14)	7,190	7,206
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	24,104
New York State Urban Dev. Corp. Rev.	5.000%	1/1/22	10,410	11,429
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/28	3,000	3,269
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/28	5,000	5,438
Niagara County NY IDA Solid Waste Disposal
Rev. PUT	5.450%	11/15/12	16,000	16,413
Niagara County NY IDA Solid Waste Disposal
Rev. PUT	5.550%	11/15/13	12,500	12,823
Niagara County NY IDA Solid Waste Disposal
Rev. PUT	5.625%	11/15/14	3,000	3,077
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35	25,000	27,041
Suffolk NY Tobacco Asset Securitization Corp.
Rev.	5.375%	6/1/28	6,120	5,518
Suffolk NY Tobacco Asset Securitization Corp.
Rev.	0.000%	6/1/44	4,500	3,711
Suffolk NY Tobacco Asset Securitization Corp.
Rev.	6.000%	6/1/48	3,500	3,186
Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	8,705
Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	5,731
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,501

Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	20,000
				717,903
North Carolina (1.6%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.)	5.250%	1/15/39	2,500	2,609
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.)	5.000%	1/15/47	8,000	8,079
Mecklenburg County NC GO	5.000%	8/1/14	2,450	2,852
New Hanover County NC Hosp. Rev. (New
Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,595
North Carolina Eastern Muni. Power Agency
Rev.	5.375%	1/1/13	7,455	8,154
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/15	8,000	8,603
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/16	3,000	3,226
North Carolina Eastern Muni. Power Agency
Rev.	5.500%	1/1/17	2,000	2,151
North Carolina Eastern Muni. Power Agency
Rev.	5.000%	1/1/26	5,000	5,252
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	1/1/38	2,745	2,917
North Carolina Housing Finance Agency
Homeownership Rev.	5.500%	7/1/38	7,055	7,602
North Carolina Medical Care Comm. Health
Care Fac. (Pennbyrn)	6.125%	10/1/35	9,500	7,758
North Carolina Medical Care Comm. Health
Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,084
North Carolina Medical Care Comm. Health
Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	15,320
North Carolina Medical Care Comm. Health
Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,749
North Carolina Medical Care Comm. Health
Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	1,036
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Deerfield Episcopal
Retirement Community)	6.125%	11/1/38	4,500	4,512
North Carolina Medical Care Comm. Hosp.
(North Carolina Baptist Hosp.)	5.250%	6/1/29	10,000	10,648
North Carolina Medical Care Comm. Retirement
Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,658
North Carolina Medical Care Comm. Retirement
Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,773
North Carolina Medical Care Comm. Retirement
Fac. Rev. (Village at Brookwood)	5.250%	1/1/32	3,500	2,687
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (14)	3,500	4,041
				111,306
Ohio (2.6%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.250%	9/1/27	10,000	10,511
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	8/2/10 LOC	900	900
American Muni. Power Ohio Inc.	5.000%	2/15/38	17,000	17,191
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/12	11,500	12,052
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/13	7,000	7,394

Bowling Green State Univ. Ohio Student
Housing Rev. (State Univ. Project)	5.750%	6/1/31	5,000	4,940
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24	26,100	21,805
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/30	9,500	7,468
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34	10,000	7,451
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	0.000%	6/1/37	25,000	16,286
Ohio Common Schools GO	4.500%	9/15/25	9,850	10,359
Ohio GO	4.500%	9/15/22 (14)	2,030	2,165
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/32	3,595	3,815
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.250%	1/15/46	12,000	12,019
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	11,750	12,464
2 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.270%	8/2/10	15,000	15,000
Scioto County OH Marine Terminal Fac. (Norfolk
Southern Corp.)	5.300%	8/15/13	14,750	14,782
				176,602
Oklahoma (0.8%)
Oklahoma County OK Finance Auth. Rev.
Retirement Fac.	6.125%	11/15/25	2,000	1,820
Oklahoma County OK Finance Auth. Rev.
Retirement Fac.	6.000%	11/15/38	3,500	2,922
Oklahoma Housing Finance Agency Single
Family Mortgage Rev. Homeownership Loan
Program	5.750%	9/1/36	4,560	4,968
Oklahoma Housing Finance Agency Single
Family Mortgage Rev. Homeownership Loan
Program	5.800%	9/1/37	3,490	3,801
Oklahoma Housing Finance Agency Single
Family Mortgage Rev. Homeownership Loan
Program	5.875%	9/1/37	4,820	5,267
Oklahoma Housing Finance Agency Single
Family Mortgage Rev. Homeownership Loan
Program	5.950%	9/1/37	7,485	8,208
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	7/1/20 (2)	4,250	4,552
Oklahoma State Capitol Improvement Auth. Fac.
Rev.	5.000%	7/1/21 (2)	4,510	4,799
Oklahoma State Muni Power Auth. Power
Supply System Rev.	6.000%	1/1/38	4,500	4,957
Oklahoma Turnpike Auth. VRDO	0.250%	8/2/10	16,900	16,900
				58,194
Oregon (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/21	4,900	5,006
Oregon Health Sciences Univ. Rev.	5.750%	7/1/39	6,750	7,110
Oregon State Dept. Administrative Services	5.250%	4/1/25	6,040	6,902
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/39	6,000	6,071
Port Auth. of Portland OR Airport Rev. (Portland
International Airport) VRDO	0.250%	8/6/10 LOC	26,900	26,900
				51,989

Pennsylvania (3.6%)
Allegheny County PA Airport Rev. (Pittsburgh
International Airport)	5.750%	1/1/11 (14)	6,000	6,077
Allegheny County PA GO	5.000%	11/1/29	5,015	5,304
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	7,500	8,315
Beaver County PA IDA PCR (Atlantic Richfield)
VRDO	2.000%	8/6/10	12,250	12,250
Bucks County PA IDA Retirement Community
Rev. (Ann's Choice)	6.250%	1/1/35	3,000	2,839
Delaware County PA IDA PCR (PECO Energy
Co.)	4.000%	12/1/12	15,000	15,797
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)	5.500%	8/15/23	16,260	18,755
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)	5.250%	6/1/39	5,000	5,182
Lancaster County PA Hosp. Auth. Rev.
(Brethren VLG Project)	6.250%	7/1/26	1,250	1,258
Lancaster County PA Hosp. Auth. Rev.
(Brethren VLG Project)	6.375%	7/1/30	1,000	994
Lancaster County PA Hosp. Auth. Rev.
(Brethren VLG Project)	6.500%	7/1/40	2,750	2,686
Lebanon County PA Health Fac. Auth. (Pleasant
View Retirement)	5.125%	12/15/20	1,000	906
Lebanon County PA Health Fac. Auth. (Pleasant
View Retirement)	5.300%	12/15/26	500	434
Montgomery County PA IDA Auth. Retirement
Community Rev. (ACTS Retirement - Life
Communities Obligated Group)	5.000%	11/15/22	3,000	2,992
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	5,000	5,042
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	6,500	6,529
Pennsylvania Econ. Dev. Auth. Rev. (Colver
Project)	5.000%	12/1/14 (2)	6,000	6,025
Pennsylvania Econ. Dev. Auth. Rev. (Colver
Project)	5.000%	12/1/15 (2)	3,500	3,464
Pennsylvania Econ. Dev. Auth. Rev. (Colver
Project)	4.625%	12/1/18 (2)	10,500	10,008
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Reliant Energy Seward Project)	6.750%	12/1/36	7,280	7,508
2 Pennsylvania Housing Finance Agency TOB
VRDO	0.350%	8/6/10	3,875	3,875
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/22 (12)	6,070	6,695
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	9,550	10,262
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	10,040	10,773
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27 (12)	6,865	7,267
Philadelphia PA IDA Rev. (Philadelphia Airport
System)	5.400%	7/1/22 (14)	10,000	10,131
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	11,003
Philadelphia PA School Dist. GO	6.000%	9/1/38	13,000	14,071
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	21,500	22,578
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	1.011%	12/1/17	33,875	28,291
				247,311
Puerto Rico (3.8%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24	25,000	25,780

Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33	15,000	15,125
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	10,150	10,378
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/39 (3)	20,000	19,940
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	12,245	13,289
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.000%	7/1/46	5,000	4,774
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	26,501
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14 (Prere.)	365	422
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.375%	7/1/14 (Prere.)	17,200	19,963
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/14 (Prere.)	17,040	19,858
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev. PUT	5.000%	7/1/12 (2)	33,000	34,271
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	35,322
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	18,000	19,952
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	3,831
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	251,000	13,617
				263,023
South Carolina (2.5%)
Charleston SC Educ. Excellence Financing
Corp. Rev.	5.000%	12/1/27	11,120	11,692
Charleston SC Educ. Excellence Financing
Corp. Rev.	5.250%	12/1/29	22,500	23,552
Charleston SC Educ. Excellence Financing
Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25	5,000	5,347
Greenville County SC School Dist. GO	5.000%	12/1/27	25,000	26,214
Greenville County SC School Dist. GO	5.000%	12/1/28	10,480	10,930
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,460	1,160
Lexington County SC Health Services Dist. Inc.
Hosp. Rev.	5.000%	11/1/32	11,750	11,806
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19	14,565	16,197
Richland County SC (International Paper)	6.100%	4/1/23	12,750	13,021
South Carolina Jobs Econ. Dev. Auth. Health
Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,422
South Carolina Jobs Econ. Dev. Auth. Health
Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	972
South Carolina Jobs Econ. Dev. Auth. Health
Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	843
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	20,401
South Carolina Jobs Econ. Dev. Auth. Rev.
(Anmed Health )	5.500%	2/1/38 (12)	5,000	5,249
South Carolina Public Service Auth. Rev.	5.250%	1/1/34	6,000	6,465
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	15,000	16,404
				171,675
South Dakota (0.1%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sanford Health)	5.500%	11/1/40	6,000	6,144

Tennessee (2.4%)
Jackson TN Hosp. Rev. (Jackson Madison
Hosp.)	5.625%	4/1/38	6,650	6,738
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)(Prere.)	20,000	22,800
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	2,620	2,650

Metro. Govt. of Nashville & Davidson County TN
GO	5.500%	10/15/16 (3)	4,310	4,556
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/18	6,250	7,481
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	26,966
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	20,495	21,528
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	26,234
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	5,680	5,810
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	10,084
Tennessee GO	5.000%	8/1/14	2,875	3,342
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	1/1/37	9,965	10,662
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	7/1/37	13,280	14,145
				162,996
Texas (8.5%)
Brazos River TX Harbor Individual Dev. Corp.
Environmental Fac. Rev. PUT	5.900%	5/1/28	10,000	9,877
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental (Dow
Chemical Co. Project)	5.950%	5/15/33	15,000	14,950
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,253
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College Medicine) VRDO	0.250%	8/2/10 LOC	2,605	2,605
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (14)(Prere.)	13,985	14,018
Harris County TX Toll Road Rev.	5.000%	8/15/33	6,000	6,289
Houston TX Airport System Rev.	5.000%	7/1/18 (14)	5,915	6,612
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,368
Houston TX Util. System Rev.	5.500%	11/15/26 (12)	12,010	13,735
Houston TX Util. System Rev.	5.500%	11/15/27 (12)	11,415	12,972
Lone Star College TX System Rev.	5.000%	8/15/27	3,450	3,817
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	5,000	5,224
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	10,000	10,629
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,370
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/40	6,000	6,154
Lubbock TX Independent School Dist.	5.750%	2/15/42 (12)	4,500	4,855
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/27	7,500	7,557
Mesquite TX Health Fac. Dev. Christian Care
Center Rev.	5.500%	2/15/25	2,100	2,015
Mesquite TX Health Fac. Dev. Christian Care
Center Rev.	5.625%	2/15/35	3,195	2,931
Mission TX Econ. Dev. Corp. Solid Waste
Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	4,027
North Texas Tollway Auth. Rev.	6.250%	2/1/23	20,000	21,022
North Texas Tollway Auth. Rev.	6.000%	1/1/28	9,040	9,882
North Texas Tollway Auth. Rev.	6.125%	1/1/31	12,000	12,791
North Texas Tollway Auth. Rev.	5.625%	1/1/33	31,145	32,554
North Texas Tollway Auth. Rev.	5.750%	1/1/38	44,000	46,050
North Texas Tollway Auth. Rev.	6.250%	1/1/39	15,480	16,884
North Texas Univ. Rev.	5.000%	4/15/29	7,590	8,131
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,460	2,723
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/25	4,000	4,440
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/26	3,815	4,197

Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/27	2,000	2,183
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/28	2,250	2,434
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/29	2,350	2,516
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev.	6.250%	11/15/14	5,000	5,013
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev.	7.250%	11/15/16	4,000	4,070
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev.	5.250%	8/15/28	4,000	4,087
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev.	8.250%	11/15/44	10,000	10,024
Texas Dept. of Housing & Community Affairs
Single Family Rev.	5.625%	3/1/39	6,590	7,100
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	1.060%	9/15/17	40,000	37,406
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.250%	12/15/17	8,400	8,848
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.250%	12/15/19	22,500	23,283
Texas Muni. Gas Acquisition & Supply Corp.
Rev.	5.250%	12/15/20	22,500	23,047
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	280	245
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	58,660	46,259
Texas Private Activity Surface Transp. Corp.
Rev.	7.500%	12/31/31	3,705	4,005
Texas Private Activity Surface Transp. Corp.
Rev.	7.500%	6/30/32	20,000	21,608
Texas Private Activity Surface Transp. Corp.
Rev.	7.500%	6/30/33	10,000	10,801
Texas Private Activity Surface Transp. Corp.
Rev.	6.875%	12/31/39	5,000	5,189
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,187
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/26	6,865	7,508
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/27	6,125	6,666
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,986
1 Texas Water Dev. Board Rev. VRDO	0.210%	8/2/10	10,000	10,000
Texas Water Finance Assistance GO	5.750%	8/1/31	1,745	1,811
Univ. of Texas Rev. Finance Systems	5.000%	8/15/18	4,000	4,763
Univ. of Texas Rev. Finance Systems	5.000%	8/15/19	3,125	3,725
Waco TX Educ. Finance Corp. (Baylor Univ.)
VRDO	0.250%	8/6/10	8,800	8,800
				585,496
Utah (0.2%)
Intermountain Power Agency Utah Power
Supply Rev.	5.250%	7/1/20	11,000	11,974

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,140
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	3,400	3,478
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	6,000	5,956
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	2,000	2,001

Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/39	2,000	1,946
				23,521
Virginia (1.1%)
2 Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	7.250%	10/1/31	5,350	5,228
2 Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	8.250%	4/1/32	475	464
2 Chesterfield County VA Mortgage Rev.
(Brandermill Woods)	6.500%	1/1/28	13,219	11,850
Fairfax County VA Econ. Dev. Auth. Residential
Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	4,109
Fairfax County VA Econ. Dev. Auth. Residential
Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	1,875	1,879
Fairfax County VA Econ. Dev. Auth. Residential
Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	4,896
Henrico County VA Econ. Dev. Auth. Rev. (Bon
Secours Health System)	5.600%	11/15/12 (Prere.)	315	351
Louisa VA IDA Solid Waste & Sewer Disposal
Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	14,500	15,907
Lynchburg VA IDA Healthcare Fac. Rev. (Centra
Health)	5.200%	1/1/18	515	516
Stafford County VA Econ. Dev. Auth. Hosp. Fac.
Rev. (Medicorp Health System)	5.250%	6/15/37	13,100	13,145
Tobacco Settlement Financing Corp. Virginia
Rev.	5.625%	6/1/15 (Prere.)	10,000	11,917
Tobacco Settlement Financing Corp. Virginia
Rev.	0.000%	6/1/46	9,500	5,768
				76,030
Washington (1.3%)
Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/11 (14)	11,400	11,290
Chelan County WA Public Util. Dist. (Rock
Island Hydro)	0.000%	6/1/12 (14)	19,650	19,153
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,747
1 Port of Seattle WA Rev.	5.000%	6/1/30	9,000	9,376
Washington GO	5.000%	1/1/18	6,910	8,186
Washington GO	5.000%	1/1/19	6,150	7,306
Washington Health Care Fac. Auth. (Multicare
Health System)	5.500%	8/15/38 (4)	9,895	10,272
Washington Health Care Fac. Auth. (Multicare
Health System)	5.500%	8/15/43 (12)	10,000	10,307
Washington Higher Educ. Fac. Auth. (Seattle
Pacific Univ.)	5.250%	5/1/34	5,000	5,134
				87,771
West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co.
Project	5.500%	10/1/22	20,000	20,276
Pleasants County WV Pollution Control Rev.	5.250%	10/15/37	10,000	9,828
West Virginia Building Comm. Rev. (Jail &
Correction Fac.)	7.000%	7/1/13 (14)(ETM)	8,390	9,947
West Virginia Econ. Dev. Auth. PCR (Solid
Waste Disposal)	5.375%	12/1/38	2,500	2,503
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.625%	9/1/32	6,000	6,209
				48,763

Wisconsin (1.7%)
Wisconsin GO	6.000%	5/1/27	17,000	19,557
Wisconsin GO	6.250%	5/1/37	20,000	22,584
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care Inc.)	5.625%	4/15/39	11,560	11,710
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,522
Wisconsin Health & Educ. Fac. Auth. Rev.
(Childeren's Hosp. of Wisconsin)	5.375%	8/15/37	5,000	5,210
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care)	5.000%	8/15/17	7,240	7,861
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM
Health Care)	5.250%	6/1/34	10,000	10,389
Wisconsin Health & Educ. Fac. Auth. Rev. (St.
Johns Community Inc.)	7.625%	9/15/39	1,000	1,046
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.400%	8/6/10	23,820	23,820
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.400%	8/6/10	9,720	9,720
				115,419
Total Tax-Exempt Municipal Bonds (Cost $6,612,554)				6,762,675
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $91,984)	0.249%		91,983,987	91,984
Total Investments (100.1%) (Cost $6,704,538)				6,854,659
Other Assets and Liabilities-Net (-0.1%)				(7,373)
Net Assets (100%)				6,847,286
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2010.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $84,575,000, representing 1.2% of net assets.
3 Securities with a value of $1,696,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.

High-Yield Tax-Exempt Fund

RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

High-Yield Tax-Exempt Fund

market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	September 2010	1,131	247,830	132
30-Year U.S. Treasury Bond	September 2010	(351)	(45,180)	(1,793)
10-Year U.S. Treasury Note	September 2010	(62)	(7,676)	(220)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	__	6,762,675	__
Temporary Cash Investments	91,984	__	__
Futures Contracts—Assets[1]	124	__	__
Futures Contracts—Liabilities[1]	(692)	__	__
Total	91,416	6,762,675	__
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2010, the cost of investment securities for tax purposes was $6,714,542,000. Net unrealized appreciation of investment securities for tax purposes was $140,117,000, consisting of unrealized gains of $278,277,000 on securities that had risen in value since their purchase and $138,160,000 in unrealized losses on securities that had fallen in value since their purchase.

High-Yield Tax-Exempt Fund

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of July 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.6%)
Alabama (0.4%)
1 Alabama Housing Finance Agency TOB VRDO	0.350%	8/6/10 LOC	9,425	9,425
1 Alabama Public School & College Auth. TOB
VRDO	0.280%	8/6/10	16,450	16,450
1 Alabama Public School & College Auth. TOB
VRDO	0.290%	8/6/10	9,000	9,000
1 Alabama Special Care Fac. Financing Auth.
(Ascension Health) TOB VRDO	0.280%	8/6/10	6,775	6,775
Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	0.280%	8/6/10 LOC	4,400	4,400
Mobile AL IDR (Kimberly-Clark Tissue Co.)
VRDO	0.280%	8/6/10	33,550	33,550
Mobile AL Infirmary Health System Special Care
Fac. Financing Auth. Rev. (Infirmary Health
System, Inc.) VRDO	0.240%	8/6/10 LOC	3,000	3,000
				82,600
Alaska (0.2%)
1 Alaska Housing Finance Corp. TOB VRDO	0.280%	8/6/10 LOC	5,015	5,015
Alaska Housing Finance Corp. VRDO	0.220%	8/6/10	13,500	13,500
1 Alaska State International Airports System Rev.
TOB VRDO	0.560%	8/6/10	11,250	11,250
1 Anchorage AK Water Rev. TOB VRDO	0.330%	8/6/10	15,315	15,315
				45,080
Arizona (2.1%)
Arizona Health Fac. Auth. Rev. (Banner Health)
VRDO	0.240%	8/6/10 LOC	73,790	73,790
Arizona Health Fac. Auth. Rev. (Banner Health)
VRDO	0.240%	8/6/10 LOC	36,350	36,350
Arizona Health Fac. Auth. Rev. (Banner Health)
VRDO	0.260%	8/6/10 LOC	45,255	45,255
Arizona Health Fac. Auth. Rev. (Banner Health)
VRDO	0.260%	8/6/10 LOC	24,505	24,505
1 Arizona Transp. Board Highway Rev. TOB
VRDO	0.280%	8/6/10	7,860	7,860
1 Arizona Transp. Board Highway Rev. TOB
VRDO	0.280%	8/6/10	7,900	7,900
1 Gilbert AZ GO TOB VRDO	0.260%	8/6/10	27,590	27,590
1 Maricopa County AZ Public Finance Corp.
Lease Rev. TOB VRDO	0.270%	8/6/10	8,675	8,675
1 Phoenix AZ Civic Improvement Corp. Transit
Rev. TOB VRDO	0.270%	8/6/10 LOC	30,770	30,770
1 Phoenix AZ Civic Improvement Corp. Transit
Rev. TOB VRDO	0.290%	8/6/10 (13)	7,700	7,700
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Rev. TOB VRDO	0.270%	8/6/10 LOC	19,200	19,200
1 Phoenix AZ Civic Improvement Corp. Water
System Rev. TOB VRDO	0.280%	8/6/10	4,995	4,995

1 Phoenix AZ Civic Improvement Corp. Water
System Rev. TOB VRDO	0.290%	8/6/10	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water
System Rev. TOB VRDO	0.290%	8/6/10	6,920	6,920
1 Phoenix AZ GO TOB VRDO	0.270%	8/6/10	16,930	16,930
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.260%	8/6/10	6,500	6,500
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	8,500	8,500
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	6,450	6,450
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	4,635	4,635
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	4,995	4,995
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	5,000	5,000
1 Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	0.280%	8/6/10	4,560	4,560
Tempe AZ Transit Excise Tax Rev. VRDO	0.270%	8/6/10	14,045	14,045
				397,365
California (2.8%)
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.240%	9/17/10	14,100	14,100
East Bay CA Muni. Util. Dist. Water System Rev.
PUT	0.280%	12/1/10	19,720	19,720
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.270%	8/6/10 LOC	6,230	6,230
Los Angeles CA TRAN	2.000%	3/31/11	80,000	80,768
Los Angeles CA TRAN	2.000%	4/21/11	24,000	24,241
Los Angeles CA USD TRAN	2.000%	8/12/10	100,000	100,041
Los Angeles CA Wastewater System Rev.
VRDO	0.260%	8/6/10 LOC	15,730	15,730
Los Angeles County CA TRAN	2.000%	6/30/11	85,000	85,885
1 Rancho Santiago CA Community College Dist.
TOB VRDO	0.250%	8/6/10 (4)	8,890	8,890
Riverside County CA TRAN	2.000%	3/31/11	22,200	22,431
San Bernardino County CA TRAN	2.000%	6/30/11	25,000	25,363
Southern California Public Power Auth. (Linden
Windenergy Project) RAN	2.000%	10/1/10	10,000	10,026
Southern California Public Power Auth. Rev.	2.000%	8/3/10	60,000	60,005
Turlock CA IRR Dist. Rev.	0.750%	8/12/11	50,000	50,000
				523,430
Colorado (3.0%)
1 Board of Governors of the Colorado State
University System Rev. TOB VRDO	0.280%	8/6/10 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.250%	8/6/10 LOC	10,800	10,800
Colorado Educ. & Cultural Fac. Auth. Nature
Conservancy Project VRDO	0.270%	8/6/10	8,932	8,932
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.260%	8/2/10 LOC	15,315	15,315

Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.260%	8/2/10 LOC	29,780	29,780
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.260%	8/2/10 LOC	11,000	11,000
Colorado Health Fac. Auth. Rev. (Evangelical)
VRDO	0.250%	8/6/10 LOC	3,100	3,100
Colorado Health Fac. Auth. Rev. (Exempla Inc.)
VRDO	0.270%	8/6/10 LOC	6,815	6,815
1 Colorado Health Fac. Auth. Rev. (Sisters of
Charity of Leavenworth Health System) TOB
VRDO	0.280%	8/6/10	4,000	4,000
1 Colorado Housing & Finance Auth. (Single
Family Mortgage) TOB VRDO	0.380%	8/6/10 (7)	3,250	3,250
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.290%	8/6/10	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.290%	8/6/10	10,800	10,800
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.310%	8/6/10	11,800	11,800
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.340%	8/6/10	59,510	59,510
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.250%	8/6/10 LOC	7,930	7,930
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.260%	8/6/10 LOC	22,730	22,730
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.260%	8/6/10 LOC	17,690	17,690
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.260%	8/6/10	25,025	25,025
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.260%	8/6/10	31,000	31,000
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.280%	8/6/10 LOC	9,500	9,500
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.290%	8/6/10	10,425	10,425
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.290%	8/6/10	12,500	12,500
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.290%	8/6/10	23,000	23,000
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.340%	8/6/10 LOC	12,000	12,000
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev. VRDO	0.340%	8/6/10	16,230	16,230
1 Colorado Regional Transp. Dist. Sales Tax Rev.
TOB VRDO	0.280%	8/6/10	11,470	11,470
Colorado Springs CO Util. System Rev. VRDO	0.240%	8/6/10	11,000	11,000
Colorado State Education Loan Program TRAN	2.000%	8/12/10	50,000	50,022
Denver CO Urban Renewal Auth. Tax Increment
Rev. (Stapleton) VRDO	0.270%	8/6/10 LOC	14,735	14,735
Moffat County CO PCR (PacifiCorp) VRDO	0.270%	8/6/10 LOC	14,900	14,900
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.250%	8/6/10 LOC	17,140	17,140
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.250%	8/6/10 LOC	41,500	41,500
				565,719

Connecticut (0.2%)
Connecticut GO BAN	2.000%	5/19/11	25,000	25,309
1 Connecticut State Health & Educ. (Yale Univ.)
TOB VRDO	0.250%	8/6/10	5,000	5,000
1 Connecticut State Health & Educ. Fac. Auth.
(Yale Univ.) TOB VRDO	0.280%	8/6/10	7,300	7,300
1 Connecticut State Health & Educ. TOB VRDO	0.250%	8/6/10	4,000	4,000
				41,609
Delaware (0.2%)
Delaware Health Fac. Auth. Rev. (Bay Health
Medical) VRDO	0.240%	8/6/10 LOC	4,845	4,845
1 Delaware Housing Auth. Rev. TOB VRDO	0.330%	8/6/10	6,950	6,950
1 Delaware Housing Auth. Single Family Mortgage
Rev. TOB VRDO	0.760%	8/6/10	3,880	3,880
New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO	0.280%	8/6/10	24,665	24,665
				40,340
District of Columbia (1.4%)
1 District of Columbia COP TOB VRDO	0.280%	8/6/10 LOC	17,490	17,490
1 District of Columbia GO TOB VRDO	0.280%	8/6/10 LOC	22,810	22,810
District of Columbia GO VRDO	0.310%	8/6/10 LOC	7,700	7,700
District of Columbia Rev. (Center for Strategic
and International Studies, Inc. Issue) VRDO	0.240%	8/6/10 LOC	6,730	6,730
District of Columbia Rev. (Council Foreign
Relations) VRDO	0.300%	8/6/10 LOC	37,680	37,680
District of Columbia Rev. (Family & Child
Services) VRDO	0.400%	8/6/10 LOC	6,160	6,160
1 District of Columbia Rev. (Georgetown Univ.)
TOB VRDO	0.280%	8/6/10 (13)	20,715	20,715
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.220%	8/6/10 LOC	2,500	2,500
District of Columbia Rev. (Henry J. Kaiser
Family Foundation) VRDO	0.280%	8/6/10	12,000	12,000
District of Columbia Rev. (John F. Kennedy
Center) VRDO	0.270%	8/6/10 LOC	10,200	10,200
District of Columbia Rev. (Society for
Neuroscience) VRDO	0.270%	8/6/10 LOC	12,000	12,000
District of Columbia Rev. (The Pew Charitable
Trust) VRDO	0.240%	8/6/10 LOC	31,000	31,000
District of Columbia Rev. (Washington Drama
Society) VRDO	0.260%	8/6/10 LOC	13,900	13,900
District of Columbia Rev. (Wesley Theological)
VRDO	0.260%	8/6/10 LOC	4,900	4,900
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	0.260%	8/6/10 (12)	8,330	8,330
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	0.270%	8/6/10 LOC	12,875	12,875
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	0.330%	8/6/10	11,865	11,865
Metro. Washington DC/VA Airports Auth. Airport
System Rev. CP	0.410%	9/13/10 LOC	13,500	13,500
1 Metro. Washington DC/VA Airports Auth. Airport
System Rev. TOB VRDO	0.430%	8/6/10 (4)	3,495	3,495

1 Washington DC Airport Auth. System TOB
VRDO	0.430%	8/6/10	4,000	4,000
				259,850
Florida (4.3%)
1 Brevard County FL School Board COP TOB
VRDO	0.280%	8/6/10 LOC	13,865	13,865
1 Broward County FL GO TOB VRDO	0.270%	8/6/10	7,810	7,810
1 Broward County FL Professional Sports Fac.
Tax Rev. TOB VRDO	0.310%	8/6/10 (4)	8,975	8,975
1 Broward County FL School Board COP TOB
VRDO	0.280%	8/6/10 LOC	34,635	34,635
1 Broward County FL Water & Sewer Util. Rev.
TOB VRDO	0.280%	8/6/10	5,660	5,660
1 Florida Board of Educ. Public Educ. Capital
Outlay TOB VRDO	0.280%	8/6/10	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	0.270%	8/6/10	12,845	12,845
1 Florida Board of Educ. Public Educ. TOB VRDO	0.280%	8/6/10	10,310	10,310
1 Florida Board of Educ. TOB VRDO	0.280%	8/6/10	3,995	3,995
Florida Dept. of Environmental Protection &
Preservation Rev. VRDO	0.240%	8/6/10 (12)	15,600	15,600
Florida Dept. of Environmental Protection &
Preservation Rev. VRDO	0.280%	8/6/10 (12)	34,760	34,760
1 Florida Dept. of Management Services COP
TOB VRDO	0.280%	8/6/10	6,955	6,955
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.330%	8/6/10	9,835	9,835
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.330%	8/6/10	7,280	7,280
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.330%	8/6/10	3,550	3,550
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.330%	8/6/10	8,060	8,060
1 Florida State Dept. Transp. Rev. TOB VRDO	0.280%	8/6/10	8,225	8,225
Gainsville FL Util. System Rev. VRDO	0.230%	8/6/10	7,335	7,335
1 Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev. TOB VRDO	0.280%	8/6/10	12,000	12,000
1 Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev. TOB VRDO	0.290%	8/6/10	6,665	6,665
Highlands County FL Health Fac. Auth. Rev.
(Adventist/Sunbelt) VRDO	0.240%	8/6/10 LOC	10,000	10,000
Highlands County FL Health Fac. Auth. Rev.
(Adventist/Sunbelt) VRDO	0.250%	8/6/10 LOC	14,890	14,890
Highlands County FL Health Rev. (Adventist
Health System) VRDO	0.250%	8/6/10 LOC	14,300	14,300
Highlands County FL Health Rev. (Adventist
Health System) VRDO	0.260%	8/6/10 LOC	5,000	5,000
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.270%	8/6/10	30,445	30,445
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center) VRDO	0.250%	8/6/10 LOC	5,385	5,385
1 Jacksonville FL Transp. Rev. TOB VRDO	0.310%	8/6/10	6,330	6,330
Jacksonville FL Transp. Rev. VRDO	0.250%	8/6/10 LOC	21,120	21,120
1 Lee Memorial Health System Florida Hosp. Rev.
TOB VRDO	0.270%	8/6/10 LOC	14,535	14,535
Martin County FL Health Fac. Auth. Hosp. Rev.
(Martin Medical Center) VRDO	0.250%	8/6/10 LOC	13,790	13,790
Miami FL Health Fac. Auth. (Catholic Health
East) VRDO	0.240%	8/6/10 LOC	7,400	7,400

1 Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami) TOB VRDO	0.290%	8/6/10 (13)	23,030	23,030
1 Miami-Dade County FL School Board COP TOB
VRDO	0.290%	8/6/10 (13)	36,630	36,630
1 Miami-Dade County FL School Board COP TOB
VRDO	0.290%	8/6/10 (13)	9,600	9,600
1 Miami-Dade County FL School Board COP TOB
VRDO	0.380%	8/6/10 (12)	5,800	5,800
Miami-Dade County FL Sports Franchise Fac.
Tax Rev. VRDO	0.250%	8/6/10 LOC	30,000	30,000
1 Miami-Dade County FL Water & Sewer Rev.
TOB VRDO	0.380%	8/6/10 (4)	3,000	3,000
Monroe County FL Airport Rev. (Var-Key West
International Airport) VRDO	0.320%	8/6/10 LOC	11,440	11,440
North Broward FL Hosp. Dist. Rev. VRDO	0.200%	8/6/10 LOC	5,000	5,000
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project) VRDO	0.260%	8/6/10	25,555	25,555
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project) VRDO	0.260%	8/6/10	4,145	4,145
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	0.270%	8/6/10 LOC	4,630	4,630
1 Orange County FL Health Fac. Auth. TOB
VRDO	0.280%	8/6/10	6,660	6,660
1 Orange County FL Housing Finance Auth.
Homeowner Rev. TOB VRDO	0.330%	8/6/10	3,610	3,610
1 Orange County FL School Board COP TOB
VRDO	0.270%	8/6/10 LOC	9,160	9,160
Orange County FL School Dist. TAN	2.000%	10/1/10	80,000	80,209
Orlando FL Util. Comm. Util. System Rev.	2.500%	5/1/11	13,000	13,197
Palm Beach County FL Rev. (Children's Home
Society Project) VRDO	0.270%	8/6/10 LOC	12,030	12,030
Palm Beach County FL Rev. (Community
Foundation Palm Beach Project) VRDO	0.300%	8/6/10 LOC	5,700	5,700
1 Palm Beach County FL TOB VRDO	0.270%	8/6/10	8,565	8,565
1 Palm Beach County FL Water & Sewer TOB
VRDO	0.280%	8/6/10	5,535	5,535
Pembroke Pines FL Charter School Rev. VRDO	0.270%	8/6/10 (12)	11,210	11,210
Pembroke Pines FL Charter School Rev. VRDO	0.270%	8/6/10 (12)	29,410	29,410
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	0.250%	8/6/10 LOC	8,875	8,875
Polk County FL Ind. Dev. Auth. Healthcare Fac.
Rev. (Winter Haven Hospital) VRDO	0.260%	8/6/10 LOC	10,200	10,200
1 South Florida Water Management Dist. TOB
VRDO	0.330%	8/6/10	9,800	9,800
1 Tampa Bay FL Water Util. System Rev. TOB
VRDO	0.330%	8/6/10	4,505	4,505
1 Univeristy of North Florida Financing Corp.
Capital Improvement Rev. TOB VRDO	0.300%	8/6/10 LOC	5,255	5,255
1 Volusia County FL Rev. TOB VRDO	0.280%	8/6/10 LOC	28,570	28,570
West Orange Healthcare Dist. FL Rev. VRDO	0.260%	8/6/10 LOC	13,400	13,400
				801,276
Georgia (3.3%)
1 Atlanta GA Airport Passenger Charge Rev. TOB
VRDO	0.300%	8/6/10 (4)	12,500	12,500
Atlanta GA Airport Rev.	0.310%	9/3/10 LOC	75,000	75,000

Atlanta GA Airport Rev.	0.300%	9/13/10 LOC	5,000	5,000
Atlanta GA Dev. Auth. Rev. (Aquarium
Incorporated Rev.) VRDO	0.260%	8/6/10 LOC	10,000	10,000
Dalton County GA Dev. Auth. (Hamilton Health
Care System) VRDO	0.270%	8/6/10 LOC	16,075	16,075
DeKalb County GA Private Hosp. Auth. RAN
(Children's Healthcare)	3.000%	11/15/10	5,500	5,540
1 DeKalb County GA Water & Sewer Rev. TOB
VRDO	0.280%	8/6/10	11,990	11,990
1 DeKalb County GA Water & Sewer Rev. TOB
VRDO	0.280%	8/6/10 LOC	16,565	16,565
Floyd County GA Dev. Auth. Rev. (Berry
College) VRDO	0.260%	8/6/10 LOC	33,500	33,500
Floyd County GA Dev. Auth. Rev. (Berry
College) VRDO	0.260%	8/6/10 LOC	42,705	42,705
Fulton County GA Dev. Auth. (Lovett School
Project) VRDO	0.260%	8/6/10 LOC	700	700
Fulton County GA Dev. Auth. (Lovett School
Project) VRDO	0.260%	8/6/10 LOC	27,500	27,500
Fulton County GA Dev. Auth. (Piedmont
Healthcare Inc. Project) VRDO	0.260%	8/6/10 LOC	69,415	69,415
Fulton County GA Dev. Auth. (Robert A.
Woodruff Arts Center) VRDO	0.260%	8/6/10 LOC	22,000	22,000
Fulton County GA Dev. Auth. (Woodward
Academy Project) VRDO	0.260%	8/6/10 LOC	32,000	32,000
Fulton County GA Dev. Auth. (Woodward
Academy Project) VRDO	0.260%	8/6/10 LOC	20,595	20,595
1 Fulton County GA Dev. Auth. TOB VRDO	0.280%	8/6/10	11,420	11,420
Gainesville GA Redev. Auth. Rev. (Brenau
Univ.) VRDO	0.270%	8/6/10 LOC	10,800	10,800
1 Georgia GO TOB VRDO	0.290%	8/6/10	9,365	9,365
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett
Hosp. System Inc.) VRDO	0.260%	8/6/10 LOC	46,025	46,025
Gwinnett County GA School Dist. GO	5.000%	2/1/11	2,500	2,558
1 Gwinnett County GA School Dist. GO TOB
VRDO	0.270%	8/6/10	12,290	12,290
1 Gwinnett County GA School Dist. GO TOB
VRDO	0.280%	8/6/10 (Prere.)	2,045	2,045
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia) VRDO	0.260%	8/6/10 LOC	15,775	15,775
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia) VRDO	0.260%	8/6/10 LOC	19,390	19,390
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia) VRDO	0.270%	8/6/10 LOC	17,100	17,100
Macon-Bibb County GA Hosp. Auth. (Medical
Center of Central Georgia) VRDO	0.270%	8/6/10 LOC	5,800	5,800
1 Macon-Bibb County GA Hosp. Auth. TOB VRDO	0.280%	8/6/10	4,995	4,995
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia
Sales Tax Rev. TOB VRDO	0.290%	8/6/10	10,410	10,410
1 Private Colleges & Univ. Auth Georgia (Emory
Univ.) TOB VRDO	0.270%	8/6/10	15,285	15,285
1 Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) TOB VRDO	0.280%	8/6/10	5,630	5,630
1 Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) TOB VRDO	0.280%	8/6/10	4,440	4,440

Savannah GA Econ. Dev. Auth. Rev. (SSU
Foundation) VRDO	0.250%	8/6/10 LOC	8,900	8,900
Thomasville GA Hosp. Rev. (John D Archbold
Memorial Hosp., Inc. Project) VRDO	0.260%	8/6/10 LOC	2,550	2,550
Thomasville GA Hosp. Rev. (John D Archbold
Memorial Hosp., Inc. Project) VRDO	0.260%	8/6/10 LOC	4,095	4,095
Valdosta & Lowndes County GA Hosp. Auth.
Rev. (South GA Medical Center Project)
VRDO	0.260%	8/6/10 LOC	5,300	5,300
				615,258
Hawaii (0.4%)
1 Hawaii State GO TOB VRDO	0.280%	8/6/10	11,245	11,245
1 Honolulu HI City & County Board Water Supply
TOB VRDO	0.280%	8/6/10 LOC	7,000	7,000
1 Honolulu HI City & County TOB VRDO	0.280%	8/6/10	14,995	14,995
1 Honolulu HI City & County TOB VRDO	0.280%	8/6/10	7,715	7,715
1 Univ. of Hawaii Rev. TOB VRDO	0.290%	8/6/10 (13)	19,800	19,800
1 University of Hawaii Rev. TOB VRDO	0.280%	8/6/10 LOC	12,885	12,885
				73,640
Idaho (2.5%)
Idaho Housing & Finance Assn. (College of
Idaho Project) VRDO	0.240%	8/6/10 LOC	6,330	6,330
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.290%	8/6/10 LOC	9,860	9,860
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.290%	8/6/10 LOC	12,600	12,600
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.290%	8/6/10 LOC	6,325	6,325
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.290%	8/6/10 LOC	13,000	13,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	7,090	7,090
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	7,355	7,355
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	9,610	9,610
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	6,100	6,100
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10	28,750	28,750
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10	24,000	24,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	5,310	5,310
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	7,305	7,305
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10	13,185	13,185
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10	12,760	12,760
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	13,590	13,590
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	13,510	13,510

Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	10,190	10,190
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	9,455	9,455
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	9,935	9,935
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	10,210	10,210
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	10,855	10,855
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	14,110	14,110
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	13,320	13,320
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	15,220	15,220
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	16,085	16,085
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	6,500	6,500
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	29,505	29,505
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10	27,000	27,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10	8,000	8,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	10,925	10,925
Idaho State Building Auth. Rev. (Prison Fac.
Project) VRDO	0.290%	8/6/10	16,560	16,560
Idaho TAN	2.000%	6/30/11	52,000	52,751
				457,301
Illinois (5.2%)
Bartlett IL Special Services Area (Bluff City LLC)
VRDO	0.300%	8/6/10 LOC	12,920	12,920
Channahon IL Rev. (Morris Hosp.) VRDO	0.230%	8/6/10 LOC	4,195	4,195
1 Chicago IL Board of Educ. TOB VRDO	0.330%	8/6/10 (4)	4,995	4,995
Chicago IL Board of Educ. VRDO	0.250%	8/6/10 LOC	4,900	4,900
Chicago IL Board of Educ. VRDO	0.280%	8/6/10 LOC	5,900	5,900
1 Chicago IL GO TOB VRDO	0.280%	8/6/10	10,830	10,830
1 Chicago IL GO TOB VRDO	0.290%	8/6/10	5,500	5,500
1 Chicago IL Metro. Water Reclamation Dist. GO
TOB VRDO	0.270%	8/6/10	5,000	5,000
1 Chicago IL Metro. Water Reclamation Dist. GO
TOB VRDO	0.270%	8/6/10	18,890	18,890
1 Chicago IL Metro. Water Reclamation Dist. GO
TOB VRDO	0.280%	8/6/10	8,710	8,710
1 Chicago IL Metro. Water Reclamation Dist. GO
TOB VRDO	0.280%	8/6/10	5,005	5,005
1 Chicago IL Metro. Water Reclamation Dist. GO
TOB VRDO	0.290%	8/6/10	3,645	3,645
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.280%	8/6/10 LOC	29,705	29,705
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.300%	8/6/10 (4)	14,645	14,645

1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.300%	8/6/10 (4)LOC	13,660	13,660
1 Chicago IL O'Hare International Airport Rev.
TOB VRDO	0.380%	8/6/10 (4)	7,495	7,495
Chicago IL Sales Tax Rev. VRDO	0.260%	8/2/10	1,000	1,000
1 Chicago IL TOB VRDO	0.280%	8/6/10 (12)	6,600	6,600
1 Chicago IL Wastewater Transmission Rev. TOB
VRDO	0.280%	8/6/10 LOC	16,960	16,960
Chicago IL Water Rev. VRDO	0.300%	8/6/10 LOC	5,365	5,365
Chicago IL Water Rev. VRDO	0.300%	8/6/10 LOC	19,865	19,865
Cook County IL Community Consolidated
School Dist. Rev.	2.000%	12/1/10	8,530	8,576
1 Cook County IL GO TOB VRDO	0.280%	8/6/10 LOC	6,850	6,850
1 Cook County IL GO TOB VRDO	0.330%	8/6/10	7,460	7,460
1 Hoffman Estates IL TOB VRDO	0.290%	8/6/10	7,295	7,295
Illinois Dev. Finance Auth. Rev. (Chicago
Horticultural Society) VRDO	0.300%	8/6/10 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev. (Loyola
Academy) VRDO	0.300%	8/6/10 LOC	16,245	16,245
1 Illinois Dev. Finance Auth. TOB VRDO	0.270%	8/6/10	20,500	20,500
Illinois Educ. Fac. Auth. Rev. (Columbia College
Chicago) VRDO	0.240%	8/6/10 LOC	12,650	12,650
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
PUT	0.460%	5/4/11	20,000	20,000
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
TOB VRDO	0.280%	8/6/10	9,185	9,185
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
TOB VRDO	0.280%	8/6/10	4,165	4,165
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
VRDO	0.220%	8/6/10	31,171	31,171
1 Illinois Finance Auth. (Advocate Health Care)
TOB VRDO	0.280%	8/6/10	16,010	16,010
Illinois Finance Auth. IDR (Guesto Packing
Company Inc. Project) Rev. VRDO	0.400%	8/6/10 LOC	6,710	6,710
Illinois Finance Auth. Rev. (Advocate Health)
PUT	0.350%	2/1/11	25,000	25,000
Illinois Finance Auth. Rev. (Advocate Health)
VRDO	0.230%	8/6/10	24,605	24,605
1 Illinois Finance Auth. Rev. (Central DuPage
Health) TOB VRDO	0.280%	8/6/10	8,750	8,750
Illinois Finance Auth. Rev. (Chicago Horticulture
Project) VRDO	0.300%	8/6/10 LOC	12,000	12,000
Illinois Finance Auth. Rev. (Evangelical Project)
VRDO	0.280%	8/6/10 LOC	5,000	5,000
Illinois Finance Auth. Rev. (Hosp. Sister
Services Inc.) CP	0.370%	8/4/10	10,000	10,000
Illinois Finance Auth. Rev. (Hosp. Sister
Services Inc.) CP	0.350%	10/7/10	20,000	20,000
Illinois Finance Auth. Rev. (Hosp. Sister
Services Inc.) CP	0.350%	10/12/10	16,970	16,970
Illinois Finance Auth. Rev. (Institute of Chicago)
VRDO	0.250%	8/6/10 LOC	2,175	2,175
Illinois Finance Auth. Rev. (Northwest
Community Hosp.) VRDO	0.240%	8/6/10 LOC	12,935	12,935

1 Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) TOB VRDO	0.280%	8/6/10	6,000	6,000
1 Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) TOB VRDO	0.280%	8/6/10	11,200	11,200
Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) VRDO	0.250%	8/2/10	21,285	21,285
Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) VRDO	0.250%	8/2/10	4,700	4,700
Illinois Finance Auth. Rev. (Northwestern Univ.)
PUT	0.400%	3/1/11	20,000	20,000
Illinois Finance Auth. Rev. (Northwestern Univ.)
PUT	0.400%	3/1/11	20,000	20,000
1 Illinois Finance Auth. Rev. (Northwestern Univ.)
TOB VRDO	0.280%	8/6/10	8,165	8,165
Illinois Finance Auth. Rev. (Proctor Hosp.)
VRDO	0.250%	8/6/10 LOC	3,275	3,275
Illinois Finance Auth. Rev. (Rush Univ. Medical
Center) VRDO	0.230%	8/6/10 LOC	4,000	4,000
Illinois Finance Auth. Rev. (Southern Illinois
Healthcare) VRDO	0.270%	8/6/10 LOC	9,525	9,525
Illinois Finance Auth. Rev. (Trinity International
Univ.) VRDO	0.280%	8/6/10 LOC	12,870	12,870
1 Illinois Finance Auth. Rev. (Univ. of Chicago)
TOB VRDO	0.280%	8/6/10	3,000	3,000
1 Illinois Finance Auth. Rev. (Univ. of Chicago)
TOB VRDO	0.300%	8/6/10	10,265	10,265
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.220%	8/6/10	39,559	39,559
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.220%	8/6/10	34,941	34,941
Illinois Finance Auth. Rev. (Wesleyan Univ.)
VRDO	0.240%	8/6/10 LOC	5,300	5,300
Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.270%	8/6/10 LOC	3,900	3,900
Illinois Finance Auth. Rev. (YMCA Metro.
Chicago Project) VRDO	0.280%	8/6/10 LOC	4,600	4,600
1 Illinois GO TOB VRDO	0.270%	8/6/10 LOC	18,160	18,160
1 Illinois Health Fac. (Northshore Univ. Health
System) TOB VRDO	0.280%	8/6/10	8,750	8,750
Illinois Health Fac. Auth. Rev. (Advocate Health
Care Network) PUT	0.400%	3/25/11	10,000	10,000
Illinois Health Fac. Auth. Rev. (Elmhurst
Memorial Hosp.) VRDO	0.210%	8/6/10 LOC	8,600	8,600
Illinois Health Fac. Auth. Rev. (Evanston Hosp.
Corp.) VRDO	0.240%	8/6/10	29,000	29,000
1 Illinois Housing Dev. Auth. TOB VRDO	0.380%	8/6/10	19,500	19,500
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.260%	8/6/10	14,335	14,335
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.260%	8/6/10 (13)	11,340	11,340
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.260%	8/6/10	21,280	21,280
Illinois State Build Rev.	3.000%	6/15/11	5,000	5,102
1 Illinois State Toll Highway Auth. Toll Highway
Rev. TOB VRDO	0.280%	8/6/10	14,430	14,430
1 Illinois State Toll Highway Auth. Toll Highway
Rev. TOB VRDO	0.280%	8/6/10	5,330	5,330
1 Lake, Cook, Kane & McHenry Counties IL
Community USD TOB VRDO	0.280%	8/6/10 (4)	10,355	10,355

1 Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	0.260%	8/6/10 (4)	9,260	9,260
1 Schaumburg IL GO TOB VRDO	0.290%	8/6/10 (13)	6,130	6,130
Univ. of Illinois Board of Trustees COP VRDO	0.280%	8/6/10	15,000	15,000
				959,194
Indiana (2.9%)
Indiana Bond Bank Rev. Advance Funding
Program	2.000%	1/6/11 LOC	66,000	66,447
Indiana Dev. Finance Auth. Rev. (Children's
Museum) VRDO	0.280%	8/6/10	29,200	29,200
Indiana Dev. Finance Auth. Rev. (Indianapolis
Museum of Art) VRDO	0.280%	8/6/10 LOC	18,000	18,000
Indiana Educ. Fac. Auth. (Wabash College)
VRDO	0.280%	8/6/10 LOC	29,940	29,940
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis) VRDO	0.230%	8/6/10 LOC	5,000	5,000
Indiana Finance Auth. Health System Rev.
(Sisters St. Francis) VRDO	0.230%	8/6/10 LOC	25,250	25,250
Indiana Finance Auth. Hosp. Rev. (Clarian
Health Partners, Inc. Obligated Group) VRDO	0.220%	8/6/10 LOC	14,215	14,215
Indiana Finance Auth. Hosp. Rev. (Clarian
Health Partners, Inc. Obligated Group) VRDO	0.240%	8/6/10 LOC	33,755	33,755
Indiana Finance Auth. Rev. (Ascension Health)
VRDO	0.220%	8/6/10	29,000	29,000
Indiana Finance Auth. Rev. (Columbus Regional
Hosp.) VRDO	0.260%	8/6/10 LOC	6,900	6,900
Indiana Finance Auth. Rev. (DePauw Univ.
Project) VRDO	0.250%	8/6/10 LOC	26,570	26,570
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.230%	8/6/10	25,300	25,300
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.290%	8/6/10	20,000	20,000
Indiana Finance Auth. Rev. VRDO	0.290%	8/6/10 LOC	18,280	18,280
1 Indiana Health & Educ. Fac. Financing Auth.
Health System Rev. (Sisters of St. Francis
Health Services, Inc. Obligated Group) TOB
VRDO	0.330%	8/6/10 (4)	3,300	3,300
1 Indiana Health & Educ. Fac. Financing Auth.
Rev. (Ascension Health Credit Group) TOB
VRDO	0.260%	8/6/10	19,275	19,275
Indiana Health & Educ. Fac. Financing Auth.
Rev. (Clarian Health Obligated Group) VRDO	0.230%	8/6/10 LOC	5,500	5,500
Indiana Health & Educ. Fac. Financing Auth.
Rev. (Clarian Health Obligated Group) VRDO	0.240%	8/6/10 LOC	8,875	8,875
Indiana Health & Educ. Fac. Financing Auth.
Rev. (Marian College) VRDO	0.270%	8/6/10 LOC	5,400	5,400
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	5.000%	11/1/10	2,500	2,525
1 Indiana Health Fac. Fin. Auth. Hosp. Rev.
(Community Hosp. Project) Rev. TOB VRDO	0.280%	8/6/10 LOC	6,420	6,420
1 Indiana Health Fac. Finance Auth. Rev. (Sisters
of St. Francis Health Services, Inc.) TOB
VRDO	0.290%	8/6/10 (4)	8,085	8,085
1 Indiana Housing & Community Dev. Auth. Single
Family Mortgage Rev. TOB VRDO	0.330%	8/6/10	2,355	2,355

Indiana Housing & Community Dev. Auth. Single
Family Mortgage Rev. VRDO	0.290%	8/6/10 LOC	20,845	20,845
Indianapolis IN Local Public Improvement Bond
Bank Notes	0.370%	8/6/10	15,000	15,000
Lawrenceburg IN Pollution Control Rev. VRDO	0.260%	8/6/10 LOC	13,000	13,000
Lawrenceburg IN Pollution Control Rev. VRDO	0.340%	8/6/10 LOC	10,000	10,000
1 New Albany Floyd County IN School Building
Corp. TOB VRDO	0.290%	8/6/10 (4)	5,345	5,345
Noblesville IN Econ. Dev. Rev. (Greystone
Apartments Project) VRDO	0.320%	8/6/10 LOC	10,990	10,990
Purdue IN Univ. CP	0.330%	9/14/10	27,204	27,204
Purdue Univ. Indiana Univ. Student Fac. System
Rev. VRDO	0.270%	8/6/10	3,675	3,675
1 Wayne Township IN School Building Corp.
Marion County TOB VRDO	0.280%	8/6/10 LOC	25,520	25,520
				541,171
Iowa (0.3%)
1 Des Moines IA Metro. Wastewater Reclamation
Auth. Sewer. Rev. TOB VRDO	0.270%	8/6/10 LOC	12,835	12,835
Iowa Finance Auth. Rev. (Health Care Fac.)
VRDO	0.290%	8/6/10	5,330	5,330
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	8/6/10	10,800	10,800
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	8/6/10	11,800	11,800
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	8/6/10	3,800	3,800
1 Iowa Special Obligation TOB VRDO	0.290%	8/6/10	11,200	11,200
1 Iowa Special Obligation TOB VRDO	0.290%	8/6/10	3,800	3,800
				59,565
Kansas (0.3%)
1 Kansas Dept. of Transp. Highway Rev. TOB
VRDO	0.270%	8/6/10	6,270	6,270
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO	0.320%	8/6/10	34,000	34,000
Wichita KS Airport Fac. Rev. VRDO	0.280%	8/6/10	11,170	11,170
Wichita KS Renewal & Improvement Temporary
Notes	0.450%	3/3/11	4,200	4,201
				55,641
Kentucky (1.5%)
Boyle County KY Hosp. Rev. (Ephraim
McDowell Health) VRDO	0.250%	8/6/10 LOC	11,975	11,975
Christian County KY Association County
Leasing Program Rev. VRDO	0.250%	8/2/10 LOC	8,890	8,890
Jeffersontown KY Lease Program (Kentucky
League of Cities Funding) VRDO	0.270%	8/6/10 LOC	2,700	2,700
Kenton County KY Airport Board Special Fac.
Rev. (Flightsafety International Inc.) VRDO	0.280%	8/6/10 (13)	17,900	17,900
Kenton County KY Airport Board Special Fac.
Rev. (Flightsafety International Inc.) VRDO	0.280%	8/6/10 (13)	4,600	4,600
Kentucky Econ. Dev. Finance Auth. Hosp. Fac.
Rev. (Baptist Healthcare System) VRDO	0.220%	8/6/10 LOC	31,050	31,050
Kentucky Econ. Dev. Finance Auth. Hosp. Fac.
Rev. (Baptist Healthcare) VRDO	0.250%	8/6/10 LOC	12,000	12,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac.
Rev. (St. Elizabeth Medical) VRDO	0.260%	8/6/10 LOC	5,500	5,500

Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (Ashland Hosp. Corp.) VRDO	0.250%	8/6/10 LOC	5,000	5,000
Kentucky Econ. Dev. Finance Auth. Medical
Center Rev. (Ashland Hosp. Corp.) VRDO	0.250%	8/6/10 LOC	35,000	35,000
Kentucky Econ. Dev. Finance Auth. Rev.
(Catholic Health) VRDO	0.240%	8/6/10	15,700	15,700
Kentucky Higher Educ. Student Loan Corp.
Student Loan Rev. VRDO	0.320%	8/6/10 LOC	41,700	41,700
1 Kentucky Housing Corp. Housing Rev. TOB
VRDO	0.330%	8/6/10	9,435	9,435
1 Kentucky Housing Corp. Housing Rev. TOB
VRDO	0.380%	8/6/10	2,430	2,430
1 Kentucky Infrastructure Auth. Wastewater &
Drinking Water Rev. TOB VRDO	0.280%	8/6/10	3,780	3,780
1 Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project) TOB VRDO	0.270%	8/6/10	10,415	10,415
1 Louisville & Jefferson County KY Metro. Govt.
Parking Rev. TOB VRDO	0.280%	8/6/10	7,455	7,455
Louisville KY Water Works Board Rev.	5.250%	11/15/10 (Prere.)	1,600	1,622
Richmond KY League of Cities Funding Lease
Program Rev. VRDO	0.260%	8/6/10 LOC	9,000	9,000
Warren County KY Rev. (Western Kentucky
Univ. Student Life) VRDO	0.250%	8/6/10 LOC	8,020	8,020
Warren County KY Rev. (Western Kentucky
Univ. Student Life) VRDO	0.280%	8/6/10 LOC	28,740	28,740
Williamstown KY League of Cities VRDO	0.260%	8/6/10 LOC	4,700	4,700
Williamstown KY League of Cities VRDO	0.260%	8/6/10 LOC	4,750	4,750
				282,362
Louisiana (1.3%)
Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	0.260%	8/6/10 LOC	17,000	17,000
Louisiana GO VRDO	0.240%	8/6/10 LOC	22,200	22,200
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries) VRDO	0.270%	8/6/10 LOC	13,900	13,900
Louisiana Public Fac. Auth. Rev. (Christus
Health) VRDO	0.240%	8/6/10 LOC	8,000	8,000
Louisiana Public Fac. Auth. Rev. (Tiger Athletic)
VRDO	0.280%	8/6/10 LOC	21,285	21,285
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.320%	8/6/10 LOC	44,345	44,345
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.320%	8/6/10 LOC	42,645	42,645
Louisiana Public Fac. Auth. Rev. VRDO	0.260%	8/6/10 LOC	30,000	30,000
St. James Parish LA Rev. (Nustar Logistics LP
Project) VRDO	0.260%	8/6/10 LOC	15,000	15,000
1 St. James Parish Louisiana Rev. (Nustar
Logistics LP Project) VRDO	0.260%	8/6/10 LOC	19,800	19,800
				234,175
Maine (0.3%)
1 Maine Housing Auth. Mortgage Rev. TOB
VRDO	0.330%	8/6/10	3,720	3,720
1 Maine Housing Auth. Mortgage Rev. TOB
VRDO	0.340%	8/6/10	5,510	5,510
Maine Housing Auth. Mortgage Rev. VRDO	0.280%	8/6/10	20,000	20,000
Maine Housing Auth. Mortgage Rev. VRDO	0.280%	8/6/10	9,000	9,000

Maine Housing Auth. Mortgage Rev. VRDO	0.280%	8/6/10	9,000	9,000
				47,230
Maryland (1.3%)
Baltimore County MD Metro. Dist. CP	0.270%	8/5/10	23,000	23,000
Howard County MD CP	0.290%	9/10/10	23,000	23,000
1 Maryland Dept. of Housing & Community Dev.
Rev. TOB VRDO	0.330%	8/6/10	5,095	5,095
1 Maryland Dept. of Housing & Community Dev.
Rev. TOB VRDO	0.340%	8/6/10	7,550	7,550
1 Maryland Dept. of Housing & Community Dev.
Rev. TOB VRDO	0.380%	8/6/10	4,430	4,430
1 Maryland Dept. of Housing & Community Dev.
TOB VRDO	0.340%	8/6/10	6,325	6,325
1 Maryland Dept. of Housing & Community Dev.
TOB VRDO	0.380%	8/6/10	4,245	4,245
Maryland Dept. of Housing & Community Dev.
VRDO	0.300%	8/6/10	7,850	7,850
Maryland GO	5.000%	8/1/10	6,000	6,000
Maryland Health & Higher Educ. Fac. Auth.
(Johns Hopkins Univ.) CP	0.330%	9/9/10	5,000	5,000
1 Maryland Health & Higher Educ. Fac. Auth. Rev.
(John Hopkins Univ.) TOB VRDO	0.270%	8/6/10	7,670	7,670
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Hosp.) VRDO	0.240%	8/6/10 LOC	8,100	8,100
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) VRDO	0.240%	8/6/10 LOC	4,700	4,700
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	0.240%	8/6/10 LOC	5,000	5,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	0.240%	8/6/10 LOC	3,640	3,640
Maryland Health & Higher Educ. Fac. Auth. Rev.
Suburban Hosp. Issue VRDO	0.240%	8/6/10 LOC	9,775	9,775
1 Maryland State Transp. Auth. Rev. TOB VRDO	0.270%	8/6/10 (4)	15,490	15,490
Maryland Transp. Auth. Passenger Fac. Charge
Rev. VRDO	0.240%	8/6/10 LOC	18,150	18,150
1 Maryland Transp. Auth. Rev. TOB VRDO	0.260%	8/6/10 (4)	8,800	8,800
1 Maryland Transp. Auth. Rev. TOB VRDO	0.290%	8/6/10 (4)	13,860	13,860
Montgomery County MD CP	0.280%	8/5/10	10,000	10,000
Montgomery County MD CP	0.320%	9/2/10	10,000	10,000
Montgomery County MD GO	2.000%	11/1/10	7,800	7,832
Montgomery County MD Housing Opportunities
Comm. (Multi Family) Rev. VRDO	0.240%	8/6/10 LOC	4,590	4,590
Washington Suburban Sanitation Dist. Maryland
VRDO	0.290%	8/6/10	29,000	29,000
				249,102
Massachusetts (2.9%)
Boston MA GO	2.000%	4/1/11	5,005	5,059
1 Massachusetts Department of Transportation
TOB VRDO	0.260%	8/6/10	4,625	4,625
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.210%	8/6/10	16,400	16,400
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.220%	8/6/10	33,000	33,000

Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.220%	8/6/10	27,800	27,800
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.240%	8/6/10	17,000	17,000
Massachusetts Dept. of Transp. Metro Highway
System Rev. VRDO	0.240%	8/6/10 LOC	17,685	17,685
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.) VRDO	0.200%	8/6/10 LOC	18,170	18,170
Massachusetts Dev. Finance Agency Rev. (Fay
School Issue) VRDO	0.270%	8/6/10 LOC	5,400	5,400
Massachusetts Dev. Finance Agency Rev.
(Shady Hill) VRDO	0.270%	8/6/10 LOC	10,000	10,000
Massachusetts Dev. Finance Agency Rev.
(Wentworth Institute of Technology) VRDO	0.280%	8/6/10 LOC	17,100	17,100
1 Massachusetts Educ. Finance Auth. Educ. Loan
Rev. TOB VRDO	0.340%	8/6/10 (12)	4,390	4,390
Massachusetts GO	5.000%	1/1/11 (Prere.)	4,000	4,076
Massachusetts GO CP	0.280%	9/13/10	60,000	60,000
1 Massachusetts GO TOB VRDO	0.260%	8/6/10	23,935	23,935
1 Massachusetts GO TOB VRDO	0.260%	8/6/10	36,740	36,740
1 Massachusetts GO TOB VRDO	0.260%	8/6/10	31,235	31,235
1 Massachusetts GO TOB VRDO	0.280%	8/6/10	13,545	13,545
1 Massachusetts GO TOB VRDO	0.280%	8/6/10 LOC	15,250	15,250
1 Massachusetts GO TOB VRDO	0.330%	8/6/10 (4)	1,850	1,850
Massachusetts Health & Educ. Fac. Auth. Rev.
(Children's Hosp.) VRDO	0.210%	8/6/10 LOC	10,625	10,625
Massachusetts Health & Educ. Fac. Auth. Rev.
(Children's Hosp.) VRDO	0.220%	8/6/10 LOC	5,800	5,800
Massachusetts Health & Educ. Fac. Auth. Rev.
(Cil Realty) VRDO	0.230%	8/6/10 LOC	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System Inc.) CP	0.340%	11/4/10	10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	0.240%	8/6/10	13,385	13,385
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare) VRDO	0.220%	8/6/10	15,000	15,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare) VRDO	0.230%	8/6/10	25,500	25,500
Massachusetts Health & Educ. Fac. Auth. Rev.
VRDO	0.230%	8/6/10 LOC	28,800	28,800
1 Massachusetts Health & Educ. Fac. Auth. TOB
VRDO	0.280%	8/6/10	10,000	10,000
1 Massachusetts Housing Finance Agency
Housing Rev. TOB VRDO	0.340%	8/6/10	5,515	5,515
1 Massachusetts School Building Auth. Dedicated
Sales Tax Rev. TOB VRDO	0.280%	8/6/10	7,550	7,550
1 Massachusetts Water Pollution Abatement Trust
TOB VRDO	0.280%	8/6/10	3,240	3,240
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.280%	8/6/10 (4)	7,300	7,300
1 Massachusetts Water Resources Auth. Rev.
TOB VRDO	0.280%	8/6/10	5,000	5,000
Massachusetts Water Resources Auth. Rev.
VRDO	0.260%	8/6/10	32,685	32,685
				547,660

Michigan (4.4%)
Green Lake Township MI Econ. Dev. Corp. Rev.
(Interlochen Center Project) VRDO	0.250%	8/2/10 LOC	6,500	6,500
Jackson County MI Hosp. Finance Auth. Rev.
(W.A. Foote Memorial Hosp.) VRDO	0.290%	8/6/10 (12)	10,000	10,000
Kent Hosp. MI Finance Auth. Rev. (Spectrum
Health) VRDO	0.240%	8/6/10 LOC	30,000	30,000
Michigan Building Auth. CP	0.370%	9/16/10	17,570	17,570
Michigan GO	2.000%	9/30/10	150,000	150,362
Michigan Higher Educ. Fac. Auth. Rev. VRDO	0.250%	8/6/10 LOC	6,125	6,125
1 Michigan Higher Educ. Student Loan Auth. Rev.
TOB VRDO	0.320%	8/6/10 LOC	66,995	66,995
1 Michigan Higher Educ. Student Loan Auth. Rev.
TOB VRDO	0.320%	8/6/10 LOC	67,945	67,945
1 Michigan Higher Educ. Student Loan Auth. Rev.
TOB VRDO	0.320%	8/6/10 LOC	36,545	36,545
1 Michigan Higher Educ. Student Loan Auth. Rev.
TOB VRDO	0.320%	8/6/10 LOC	59,245	59,245
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) VRDO	0.220%	8/6/10	20,700	20,700
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) VRDO	0.230%	8/6/10	20,545	20,545
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) VRDO	0.230%	8/6/10	75,550	75,550
Michigan Hosp. Finance Auth. Rev. (Holland
Community Hosp.) VRDO	0.260%	8/6/10 LOC	7,000	7,000
Michigan Hosp. Finance Auth. Rev. (McClaren
Health) VRDO	0.240%	8/6/10 LOC	9,500	9,500
Michigan Hosp. Finance Auth. Rev. (Trinity
Health) CP	0.270%	8/4/10	11,420	11,420
Michigan Hosp. Finance Auth. Rev. (Trinity
Health) VRDO	0.230%	8/6/10	9,875	9,875
Michigan Housing Dev. Auth. Rev. (Rental
Housing) VRDO	0.310%	8/6/10	8,595	8,595
Michigan Housing Dev. Auth. Rev. VRDO	0.370%	8/2/10 (4)	1,450	1,450
Michigan Housing Dev. Auth. Single Family
Mortgage Rev. VRDO	0.290%	8/6/10 LOC	23,220	23,220
Michigan Housing Dev. Auth. Single Family
Mortgage Rev. VRDO	0.340%	8/6/10 LOC	20,000	20,000
Michigan Muni. Bond Auth. RAN	2.500%	8/20/10 LOC	35,000	35,030
Michigan Muni. Bond Auth. RAN	2.500%	8/20/10 LOC	22,500	22,519
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,131
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	0.280%	8/6/10	3,845	3,845
Michigan State Univ. Board of Trustees VRDO	0.220%	8/6/10	1,975	1,975
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Community Project) VRDO	0.270%	8/6/10 LOC	18,690	18,690
Oakland Univ. of Michigan Rev. VRDO	0.290%	8/6/10 LOC	11,100	11,100
Univ. of Michigan Hosp. Rev. (Medical Service
Plan) VRDO	0.230%	8/6/10	1,600	1,600
Univ. of Michigan Hosp. Rev. VRDO	0.230%	8/6/10	29,880	29,880
Wayne County Michigan Airport Auth. Rev.
(Detroit Metropolitan Wayne County Airport)
VRDO	0.230%	8/6/10 LOC	14,875	14,875

1 Wayne MI Univ. of Michigan Univ. Rev. TOB
VRDO	0.330%	8/6/10 (4)	5,295	5,295
				812,082
Minnesota (1.4%)
1 Hennepin County MN Sales Tax Rev. TOB
VRDO	0.260%	8/6/10	23,640	23,640
Minneapolis MN GO	2.000%	12/1/10	3,145	3,161
Minneapolis MN GO	3.000%	12/1/10	2,525	2,548
Minnesota Agriculture & Econ. Dev. Board Rev.	6.375%	11/15/10 (Prere.)	7,200	7,395
Minnesota GO	2.000%	8/1/10	4,700	4,700
Minnesota GO	4.000%	8/1/10	4,000	4,000
Minnesota GO	4.000%	8/1/10	2,550	2,550
Minnesota GO	5.000%	8/1/10	11,720	11,720
Minnesota Higher Educ. Fac. Auth. Rev.
(Carleton College) VRDO	0.260%	8/6/10	8,650	8,650
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	0.300%	8/6/10	6,800	6,800
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	0.300%	8/6/10 LOC	14,500	14,500
Minnesota Office of Higher Education Rev.
(Supply Student Loan) VRDO	0.310%	8/6/10 LOC	7,000	7,000
Minnesota School Dist. Tax & Aid Borrowing
Program COP TAN	2.000%	9/10/10	10,000	10,019
Minnesota School Dist. Tax & Aid Borrowing
Program COP TAN	2.000%	9/10/10	28,500	28,546
Rochester MN Health Care Fac. Rev. (Mayo
Foundation) CP	0.320%	8/11/10	5,000	5,000
Rochester MN Health Care Fac. Rev. (Mayo
Foundation) VRDO	0.200%	8/6/10	2,000	2,000
Rochester MN Healthcare Fac. (Mayo
Foundation)	0.280%	8/2/10	31,300	31,300
Rochester MN Healthcare Fac. (Mayo
Foundation) CP	0.280%	9/8/10	7,000	7,000
Rochester MN Healthcare Fac. (Mayo
Foundation) CP	0.280%	9/15/10	50,000	50,000
Rochester MN Healthcare Fac. (Mayo
Foundation) CP	0.320%	10/19/10	10,000	10,000
St. Cloud MN Health Care Rev. (Centracare
Health System) VRDO	0.240%	8/6/10 LOC	16,700	16,700
				257,229
Mississippi (0.6%)
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.260%	8/6/10 LOC	12,000	12,000
Mississippi Business Finance Corp. Rev. VRDO	0.310%	8/6/10 LOC	17,000	17,000
Mississippi Business Financing Corp. Health
Care Fac. Corp. Rev. (Rush Medical
Foundation Project) VRDO	0.240%	8/6/10 LOC	10,000	10,000
Mississippi Dev. Bank Special Obligation
(Magnolia Regional Health Project) VRDO	0.280%	8/6/10 LOC	5,000	5,000
1 Mississippi Dev. Bank Special Obligation Rev.
TOB VRDO	0.260%	8/6/10 LOC	5,000	5,000
Mississippi Dev. Bank Special Obligation Rev.
VRDO	0.310%	8/6/10 LOC	37,000	37,000

Mississippi GO	1.250%	11/17/10	20,000	20,053
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(North Mississippi Health Services) VRDO	0.230%	8/6/10	8,000	8,000
1 Mississippi Housing Finance Corp. Single
Family Mortgage Purchase Rev. TOB VRDO	0.330%	8/6/10	5,035	5,035
				119,088
Missouri (2.1%)
Bi-State Dev. Agency of the Missouri-Illinois
Metro. Dist. (St. Clair County Metrolink
Extension) VRDO	0.280%	8/6/10 LOC	21,000	21,000
1 Columbia MO Special Oblig. Electrical
Improvement Rev. TOB VRDO	0.280%	8/6/10 LOC	16,725	16,725
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.230%	8/6/10	23,945	23,945
Kansas City MO IDA Rev. (Downtown
Redevelopment) VRDO	0.280%	8/6/10 LOC	7,900	7,900
Kansas City MO IDA Rev. (Downtown
Redevelopment) VRDO	0.280%	8/6/10 LOC	25,800	25,800
Missouri Dev. Finance Board Cultural Fac. Rev.
(Nelson Gallery Foundation) VRDO	0.250%	8/2/10	10,630	10,630
Missouri Environmental Improvement & Energy
Resource Auth. Water Pollution Control and
Drinking Water Rev.	2.000%	1/1/11	3,240	3,263
Missouri Health & Educ. Fac. Auth. (Assemblies
of God College) VRDO	0.270%	8/6/10 LOC	8,220	8,220
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (BJC Health System) VRDO	0.240%	8/6/10	10,000	10,000
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (BJC Health System) VRDO	0.250%	8/6/10	12,460	12,460
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Sisters of Mercy Health Care System)
VRDO	0.220%	8/6/10	16,700	16,700
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Sisters of Mercy Health Care System)
VRDO	0.230%	8/6/10	19,100	19,100
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Sisters of Mercy Health Care System)
VRDO	0.240%	8/6/10	60,000	60,000
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (SSM Health System) VRDO	0.220%	8/6/10 LOC	8,000	8,000
Missouri Health & Educ. Fac. Auth. Rev.
(Ascension Health) PUT	0.480%	5/4/11	20,000	20,000
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	0.270%	8/2/10	4,000	4,000
Missouri Higher Educ. Student Loan Auth.
VRDO	0.320%	8/6/10 LOC	30,250	30,250
Missouri Highways & Transp. Comm. Road Rev.
VRDO	0.250%	8/6/10 LOC	11,400	11,400
1 Missouri Highways & Transp. Commission Rev.
(State Road) TOB VRDO	0.270%	8/6/10	25,470	25,470
1 Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	0.430%	8/6/10	5,130	5,130
1 Missouri State Health & Educ. Fac. Auth. Rev.
(Washington Univ.) TOB VRDO	0.270%	8/6/10	14,005	14,005
St. Joseph MO IDA Health Fac. Rev. (Heartland
Regional Medical Center) VRDO	0.200%	8/6/10 LOC	22,000	22,000

St. Louis MO General Fund RAN	2.000%	6/1/11	20,000	20,240
				396,238
Montana (0.1%)
Montana Board of Investments PUT	0.500%	3/1/11	14,650	14,650

Multiple States (3.4%)
1 Federal Home Loan Mortgage Corp Multifamily
Housing TOB VRDO	0.350%	8/6/10	300,510	300,510
Federal Home Loan Mortgage Corp Multifamily
Housing VRDO	0.320%	8/6/10 LOC	44,283	44,283
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.430%	8/6/10 LOC	34,100	34,100
1 Nuveen Municipal Market Opportunity Fund
VRDP VRDO	0.430%	8/6/10 LOC	97,500	97,500
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.430%	8/6/10 LOC	150,000	150,000
				626,393
Nebraska (1.6%)
Central Plains Energy Project Nebraska Gas
Project VRDO	0.300%	8/6/10	79,670	79,670
1 Nebraska Investment Finance Auth. Single
Family Housing Rev. TOB VRDO	0.330%	8/6/10	2,255	2,255
Nebraska Investment Finance Auth. Single
Family Housing Rev. VRDO	0.270%	8/6/10	15,790	15,790
Nebraska Investment Finance Auth. Single
Family Housing Rev. VRDO	0.270%	8/6/10	14,235	14,235
Nebraska Investment Finance Auth. Single
Family Housing Rev. VRDO	0.270%	8/6/10	15,625	15,625
Nebraska Investment Finance Auth. Single
Family Housing Rev. VRDO	0.270%	8/6/10	32,970	32,970
Nebraska Investment Finance Auth. Single
Family Housing Rev. VRDO	0.270%	8/6/10	23,605	23,605
1 Nebraska Investment Finance Auth. Single
Family Housing Rev. VRDO	0.300%	8/6/10 LOC	6,000	6,000
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.280%	8/6/10 (4)	9,950	9,950
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.290%	8/6/10 (13)	15,995	15,995
1 Omaha NE Public Fac. Corp. Lease Rev. TOB
VRDO	0.280%	8/6/10	12,345	12,345
1 Omaha NE Public Power Dist. Electric Rev. TOB
VRDO	0.270%	8/6/10	10,150	10,150
1 Omaha NE Public Power Dist. Electric Rev. TOB
VRDO	0.280%	8/6/10	6,975	6,975
1 Omaha NE Public Power Dist. Electric Rev. TOB
VRDO	0.290%	8/6/10 (13)	34,610	34,610
1 Omaha NE Public Power Dist. Electric Rev. TOB
VRDO	0.290%	8/6/10 (13)	9,810	9,810
				289,985
Nevada (1.1%)
Clark County NV Airport Rev.	2.500%	6/1/11	22,000	22,340
1 Clark County NV GO TOB VRDO	0.270%	8/6/10	8,430	8,430
1 Clark County NV GO TOB VRDO	0.280%	8/6/10 LOC	27,940	27,940
Clark County NV Ind. Dev. Rev. (Southwest Gas
Corp.) VRDO	0.280%	8/6/10 LOC	21,000	21,000
1 Clark County NV School Dist. GO TOB VRDO	0.270%	8/6/10	6,265	6,265

1 Clark County NV TOB VRDO	0.280%	8/6/10	9,770	9,770
1 Clark County NV Water Reclamation Dist. GO
TOB VRDO	0.280%	8/6/10	5,000	5,000
1 Clark County NV Water Reclamation Dist. GO
TOB VRDO	0.280%	8/6/10	6,085	6,085
1 Clark County NV Water Reclamation Dist. GO
TOB VRDO	0.280%	8/6/10	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.280%	8/6/10	10,850	10,850
1 Las Vegas Valley Water Dist. Nevada TOB
VRDO	0.260%	8/6/10	15,190	15,190
1 Las Vegas Valley Water Dist. Nevada TOB
VRDO	0.280%	8/6/10	4,685	4,685
Las Vegas Valley Water Dist. NV CP	0.310%	9/16/10	31,000	31,000
1 Nevada Higher Education Rev. TOB VRDO	0.270%	8/6/10 LOC	13,050	13,050
Nevada Housing Division Multi-Unit Housing
City Center VRDO	0.410%	8/6/10 LOC	7,440	7,440
1 Nevada System of Higher Educ. Univ. Rev. TOB
VRDO	0.330%	8/6/10	10,595	10,595
				207,135
New Hampshire (0.1%)
1 New Hampshire Health & Educ. Fac. Auth. Rev.
TOB VRDO	0.280%	8/6/10	10,000	10,000
1 New Hampshire State Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	0.410%	8/6/10	2,775	2,775
1 New Hampshire State Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	0.410%	8/6/10	2,545	2,545
				15,320
New Jersey (0.1%)
1 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.260%	8/6/10	9,920	9,920

New Mexico (1.2%)
New Mexico Educ. Assistance Foundation Rev.
VRDO	0.320%	8/6/10 LOC	4,300	4,300
New Mexico Educ. Assistance Foundation Rev.
VRDO	0.320%	8/6/10 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev.
VRDO	0.320%	8/6/10 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev.
VRDO	0.320%	8/6/10 LOC	10,300	10,300
New Mexico Educ. Assistance Foundation Rev.
VRDO	0.320%	8/6/10 LOC	10,000	10,000
1 New Mexico Educ. Assistance Foundation TOB
VRDO	0.380%	8/6/10	24,495	24,495
1 New Mexico Finance Auth. Rev. TOB VRDO	0.280%	8/6/10	10,715	10,715
New Mexico Finance Auth. Transp. Rev. VRDO	0.210%	8/6/10 LOC	10,700	10,700
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.230%	8/6/10	20,605	20,605
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.230%	8/6/10	10,505	10,505
1 New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. TOB VRDO	0.280%	8/6/10	7,375	7,375

New Mexico Mun. Energy Acquisition Auth. (Gas
Supply) VRDO	0.300%	8/6/10	70,100	70,100
New Mexico TRAN	2.000%	6/30/11	20,000	20,309
				219,404
New York (2.6%)
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.250%	8/6/10 LOC	7,115	7,115
1 New York City NY GO TOB VRDO	0.280%	8/6/10	7,125	7,125
New York City NY GO VRDO	0.200%	8/6/10 LOC	6,905	6,905
New York City NY GO VRDO	0.250%	8/6/10 LOC	20,000	20,000
New York City NY GO VRDO	0.260%	8/6/10 LOC	5,725	5,725
New York City NY Housing Dev. Corp. Multi-
Family Rev. VRDO	0.320%	8/6/10	8,000	8,000
New York City NY Housing Dev. Corp. Rev.
(Monterey) VRDO	0.220%	8/6/10 LOC	25,000	25,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Gold Street)
VRDO	0.250%	8/6/10	22,500	22,500
New York City NY Housing Dev. Corp. Rev.
(Multifamily - Sons of Italy ) VRDO	0.240%	8/6/10 LOC	3,850	3,850
New York City NY Transitional Finance Auth.
Rev. VRDO	0.250%	8/6/10	16,625	16,625
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	250,000	250,000
New York State Dormitory Auth. Rev. (Mental
Health Services) VRDO	0.240%	8/6/10 LOC	12,200	12,200
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefeller Univ.) VRDO	0.240%	8/6/10	12,100	12,100
1 New York State Dormitory Auth. State Personal
Income Tax Rev. TOB VRDO	0.280%	8/6/10	3,510	3,510
New York State Housing Finance Agency Rev.
(Bowery Place) VRDO	0.230%	8/6/10 LOC	25,200	25,200
Oyster Bay NY BAN	1.750%	9/17/10	50,000	50,085
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.280%	8/6/10	4,000	4,000
				479,940
North Carolina (4.5%)
Cary NC VRDO	0.230%	8/6/10	25,830	25,830
Charlotte NC Airport Rev. VRDO	0.250%	8/6/10 LOC	6,200	6,200
Charlotte NC GO CP	0.400%	9/9/10	2,500	2,500
Charlotte NC GO CP	0.450%	2/7/11	6,694	6,694
Charlotte NC GO CP	0.470%	2/7/11	7,788	7,788
1 Charlotte NC GO TOB VRDO	0.280%	8/6/10	5,745	5,745
1 Charlotte NC Water & Sewer System Rev. TOB
VRDO	0.280%	8/6/10	5,975	5,975
Charlotte-Mecklenberg NC Hosp. Auth. Rev.
(Healthcare System Rev.) VRDO	0.260%	8/6/10	51,100	51,100
Durham NC VRDO	0.260%	8/6/10 LOC	32,985	32,985
Forsyth County NC VRDO	0.250%	8/6/10	14,070	14,070
Guilford County NC GO VRDO	0.250%	8/6/10	6,700	6,700
Lower Cape Fear NC Water & Sewer Auth.
Special Fac. Rev. (Bladen Bluffs Project)
VRDO	0.250%	8/6/10 LOC	6,065	6,065
Mecklenburg County NC COP VRDO	0.260%	8/6/10	9,000	9,000
Mecklenburg County NC GO VRDO	0.250%	8/6/10	21,000	21,000

Mecklenburg County NC GO VRDO	0.270%	8/6/10	7,000	7,000
Mecklenburg County NC GO VRDO	0.270%	8/6/10	7,000	7,000
Mecklenburg County NC GO VRDO	0.270%	8/6/10	7,000	7,000
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	0.250%	8/6/10 LOC	10,610	10,610
North Carolina Capital Fac. Finance Agency
Educ. Fac. Rev. (Campbell Univ.) VRDO	0.260%	8/6/10 LOC	11,500	11,500
1 North Carolina Capital Fac. Finance Agency
Educ. Fac. Rev. (Wake Forest Univ.) TOB
VRDO	0.280%	8/6/10	5,265	5,265
North Carolina Capital Fac. Finance Agency
Educ. Fac. Rev. VRDO	0.250%	8/6/10 LOC	15,095	15,095
1 North Carolina Capital Fac. Finance Agency
Rev. (Duke Univ. Project) TOB VRDO	0.280%	8/6/10	10,000	10,000
1 North Carolina Capital Fac. Finance Agency
Rev. (Duke Univ.) TOB VRDO	0.280%	8/6/10	12,000	12,000
1 North Carolina Capital Fac. Finance Agency
Rev. (Duke Univ.) TOB VRDO	0.280%	8/6/10	14,100	14,100
1 North Carolina Capital Fac. Finance Agency
Rev. (Duke Univ.) TOB VRDO	0.280%	8/6/10	11,105	11,105
North Carolina Capital Fac. Finance Agency
Rev. (Lenior-Rhyne College) VRDO	0.250%	8/6/10 LOC	16,200	16,200
North Carolina Capital Fac. Finance Agency
Rev. (Triangle Aquatic Center Project) VRDO	0.250%	8/6/10 LOC	7,470	7,470
North Carolina Capital Fac. Finance Agency
Rev. (YMCA of the Triangle) VRDO	0.270%	8/6/10 LOC	14,450	14,450
1 North Carolina Capital Fac. Finance Agency
Rev. TOB VRDO	0.280%	8/6/10	15,700	15,700
North Carolina Educ. Fac. Finance Auth. (Duke
Univ.) VRDO	0.240%	8/6/10	11,450	11,450
North Carolina GO	4.000%	5/1/11	19,385	19,907
1 North Carolina Infrastructure Financial Corp.
COP TOB VRDO	0.280%	8/6/10	29,085	29,085
North Carolina Medical Care Comm. Health
Care Fac. (Duke Univ. Health System) VRDO	0.260%	8/6/10	24,315	24,315
North Carolina Medical Care Comm. Health
Care Fac. (Lenoir Memorial Hosp. Project)
VRDO	0.250%	8/6/10 LOC	8,315	8,315
North Carolina Medical Care Comm. Health
Care Fac. (Lenoir Memorial Hosp. Project)
VRDO	0.260%	8/6/10 LOC	13,855	13,855
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health System Eastern)
VRDO	0.270%	8/6/10 LOC	11,260	11,260
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health Systems of
Eastern Carolina) VRDO	0.220%	8/6/10 LOC	26,210	26,210
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health) VRDO	0.250%	8/6/10 LOC	15,445	15,445
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Univ. Health) VRDO	0.250%	8/6/10 LOC	9,400	9,400
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Wake Forest Univ.) VRDO	0.240%	8/6/10 LOC	38,050	38,050
North Carolina Medical Care Comm. Health
Care Fac. Rev. (Wake Forest Univ.) VRDO	0.270%	8/6/10 LOC	5,000	5,000

1 North Carolina Medical Care Comm. Health
Care Fac. Rev. TOB VRDO	0.280%	8/6/10	6,540	6,540
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	0.260%	8/6/10	36,960	36,960
1 North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) TOB VRDO	0.280%	8/6/10	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) VRDO	0.250%	8/6/10 LOC	9,680	9,680
1 North Carolina State Capital Improvement TOB
VRDO	0.270%	8/6/10	10,800	10,800
North Carolina State Educ. Assistance Rev.
Student Loan VRDO	0.310%	8/6/10 LOC	44,300	44,300
North Carolina State Educ. Assistance Rev.
Student Loan VRDO	0.320%	8/6/10 LOC	24,400	24,400
Raleigh Durham NC Airport Auth. Rev. VRDO	0.260%	8/6/10 LOC	12,750	12,750
1 Sampson County NC TOB VRDO	0.260%	8/6/10 LOC	5,000	5,000
Union County NC GO VRDO	0.250%	8/6/10	3,600	3,600
Union County NC GO VRDO	0.250%	8/6/10	6,095	6,095
Univ. of North Carolina Chapel Hill Foundation
VRDO	0.250%	8/6/10	15,855	15,855
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.280%	8/6/10	6,900	6,900
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.280%	8/6/10	4,965	4,965
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.280%	8/6/10	6,710	6,710
Wake County NC Public Improvement GO
VRDO	0.240%	8/6/10	21,000	21,000
1 Wake County NC TOB VRDO	0.280%	8/6/10	6,755	6,755
Winston-Salem NC Water & Sewer System Rev.
VRDO	0.250%	8/6/10	22,500	22,500
Winston-Salem NC Water & Sewer System Rev.
VRDO	0.250%	8/6/10	6,000	6,000
				834,249
North Dakota (0.2%)
North Dakota State Housing Fin. Agency Rev.
VRDO	0.230%	8/6/10	21,850	21,850
North Dakota State Housing Fin. Agency Rev.
VRDO	0.290%	8/6/10	9,800	9,800
				31,650
Ohio (2.7%)
Akron OH BAN	1.250%	12/9/10	7,000	7,016
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.270%	8/6/10 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Carnegie/89th Garage) VRDO	0.250%	8/6/10 LOC	20,000	20,000
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.280%	8/6/10 LOC	45,600	45,600
Delaware County OH Port Auth. Econ. Dev.
Rev. (Columbus Zoological Park) VRDO	0.290%	8/6/10 LOC	4,300	4,300
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.230%	8/6/10	15,600	15,600
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.250%	8/6/10	25,655	25,655
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.230%	8/6/10 LOC	7,025	7,025

Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.260%	8/6/10	34,500	34,500
Franklin County OH Hosp. Rev. (U.S. Health
Corp.) VRDO	0.240%	8/6/10 LOC	13,635	13,635
Hocking Technical College Dist. OH (Residence
Hall Fac. Project) VRDO	0.250%	8/6/10 LOC	10,400	10,400
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.300%	8/6/10	57,150	57,150
1 Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.260%	8/6/10 (4)	15,010	15,010
Miamisburg OH City School Dist. BAN	1.500%	7/20/11	13,500	13,604
Ohio Building Auth. Rev. (State Correctional
Fac.)	5.500%	10/1/10 (4)(ETM)	6,510	6,565
1 Ohio Collateralize Air Quality Dev. Rev. (Dayton
Power and Light Company Project) TOB
VRDO	0.340%	8/6/10 (13)	5,320	5,320
Ohio Common Schools GO VRDO	0.230%	8/6/10	28,630	28,630
Ohio GO VRDO	0.220%	8/6/10	39,515	39,515
Ohio GO VRDO	0.250%	8/6/10	13,350	13,350
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) CP	0.430%	9/14/10	13,000	13,000
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.430%	8/6/10	5,390	5,390
Ohio Infrastructure Improvement GO VRDO	0.250%	8/6/10	9,750	9,750
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	8/2/10	2,000	2,000
Ohio State Univ. General Receipts Rev. VRDO	0.220%	8/6/10	1,000	1,000
Ohio State Univ. General Receipts Rev. VRDO	0.230%	8/6/10	15,995	15,995
Ohio State Water Dev. Auth. Pollution Control
Loan Fund BAN	5.000%	11/1/10	10,000	10,117
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.320%	8/6/10 LOC	10,000	10,000
Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.380%	9/15/10	17,000	17,000
Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.320%	9/30/10	4,500	4,500
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.250%	8/6/10	8,390	8,390
Princeton OH City School Dist. BAN	2.000%	11/24/10	9,000	9,045
1 Toledo Lucas County OH Port Auth. Airport Rev
(Flight Safety) VRDO	0.280%	8/6/10 (13)	10,300	10,300
Univ. of Cincinnati OH General Receipts	1.250%	12/16/10	3,500	3,510
Univ. of Cincinnati OH General Receipts	1.500%	7/21/11	2,500	2,522
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/11	15,900	15,978
				503,472
Oklahoma (0.5%)
Oklahoma Dev. Finance Auth. Health System
Rev. (Integris Baptist) VRDO	0.250%	8/6/10 (12)	33,230	33,230
Oklahoma Dev. Finance Auth. Rev. (Integris)
VRDO	0.270%	8/2/10 (12)	30,630	30,630
Oklahoma Dev. Finance Auth. Rev. (Integris)
VRDO	0.250%	8/6/10 (12)	8,750	8,750
1 Oklahoma Housing Finance Agency Single
Family Mortgage Rev. TOB VRDO	0.330%	8/6/10	6,480	6,480
Oklahoma Student Loan Auth. VRDO	0.320%	8/6/10 LOC	10,305	10,305
Oklahoma Turnpike Auth. VRDO	0.250%	8/6/10	12,650	12,650
				102,045

Oregon (1.4%)
Clackamas County OR Hosp. Fac. (Providence
Health System) CP	0.370%	8/17/10	10,000	10,000
Clackamas County OR Hosp. Fac. (Providence
Health System) CP	0.300%	8/23/10	8,000	8,000
Clackamas County OR Hosp. Fac. (Providence
Health System) CP	0.330%	10/19/10	21,525	21,525
Oregon Health Sciences Univ. Rev. VRDO	0.230%	8/6/10 LOC	16,900	16,900
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	0.270%	8/6/10	10,000	10,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	0.270%	8/6/10	15,000	15,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	0.280%	8/6/10	8,000	8,000
1 Oregon State Department Administrative
Service TOB VRDO	0.280%	8/6/10 LOC	15,495	15,495
Oregon State Fac. Auth. Rev. (Reed College
Projects) VRDO	0.300%	8/6/10	28,085	28,085
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	0.230%	8/6/10	6,190	6,190
Oregon TAN	2.000%	6/30/11	100,000	101,463
Salem OR Hosp. Rev. (Salem Hosp. Project)
VRDO	0.230%	8/6/10 LOC	20,000	20,000
				260,658
Pennsylvania (0.7%)
1 Allegheny County PA Hosp. Dev. Auth. (Univ.
Pittsburgh Medical Center) TOB VRDO	0.280%	8/6/10	4,000	4,000
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.270%	8/6/10 LOC	10,000	10,000
Berks County PA Hosp. Rev. (Reading Hosp. &
Medical Center) PUT	0.480%	1/13/11	10,650	10,650
Emmaus PA General Auth. Rev. VRDO	0.260%	8/6/10 LOC	700	700
Lackawanna County PA IDA Rev. (Scranton
Prep School Proj.) VRDO	0.250%	8/6/10 LOC	12,045	12,045
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Good Shephard Group) VRDO	0.250%	8/6/10 LOC	10,940	10,940
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) CP	0.450%	9/1/10 LOC	5,000	5,000
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) CP	0.620%	9/1/10 LOC	10,000	10,000
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	0.330%	8/6/10	16,630	16,630
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.250%	8/6/10 LOC	11,550	11,550
Temple Univ. of the Commonwealth System of
Higher Educ. Pennsylvania Univ. Funding
Obligation	1.500%	4/6/11	30,000	30,199
1 Washington County PA Auth. Rev. (GIrard
Estate Project) VRDO	0.290%	8/6/10 LOC	14,740	14,740
				136,454
Rhode Island (0.7%)
1 Narragansett RI Commission WasteWater
System Rev. TOB VRDO	0.270%	8/6/10 LOC	11,895	11,895
Rhode Island & Providence Plantations TAN	2.000%	6/30/11	65,000	65,884

1 Rhode Island Housing & Mortgage Finance
Corp. Rev. TOB VRDO	0.350%	8/6/10	5,000	5,000
Rhode Island Housing & Mortgage Finance
Corp. Rev. VRDO	0.310%	8/6/10	25,000	25,000
1 Rhode Island Student Loan Auth. Student Loan
Rev. TOB VRDO	0.340%	8/6/10	14,125	14,125
Rhode Island Student Loan Auth. Student Loan
Rev. VRDO	0.270%	8/6/10 LOC	7,000	7,000
				128,904
South Carolina (0.9%)
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	0.240%	8/6/10	7,150	7,150
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	0.270%	8/6/10	24,190	24,190
Greenville County SC Hosp. System Rev.
VRDO	0.250%	8/6/10 LOC	30,265	30,265
1 Greenville County SC School Dist. Rev. TOB
VRDO	0.280%	8/6/10	13,865	13,865
South Carolina GO	4.000%	4/1/11	2,760	2,823
South Carolina GO	5.000%	4/1/11	5,500	5,671
1 South Carolina Housing Rev. TOB VRDO	0.280%	8/6/10	6,545	6,545
South Carolina Jobs Econ. Dev. Auth. Hosp.
Fac. Rev. (Sisters of Charity Providence
Hosp.) VRDO	0.250%	8/6/10 LOC	5,200	5,200
South Carolina Jobs Econ. Dev. Auth. Hosp.
Rev. (AnMed Health Project) VRDO	0.220%	8/6/10 LOC	11,000	11,000
South Carolina Jobs Econ. Dev. Auth. Hosp.
Rev. (AnMed Health Project) VRDO	0.220%	8/6/10 LOC	22,000	22,000
South Carolina Jobs Econ. Dev. Auth. Rev.
(Electric & Gas) VRDO	0.330%	8/6/10 LOC	7,000	7,000
1 South Carolina Public Service Auth. Rev. TOB
VRDO	0.290%	8/6/10	5,200	5,200
1 South Carolina Public Service Auth. Rev. TOB
VRDO	0.330%	8/6/10	5,520	5,520
1 South Carolina State Public Eclipse Service
Auth. Rev. TOB VRDO	0.280%	8/6/10 LOC	5,930	5,930
Univ. of South Carolina School of Medicine
Educ. Trust Healthcare Fac. Rev. VRDO	0.250%	8/6/10 LOC	6,400	6,400
1 York County SC School Dist. (Rock Hill) TOB
VRDO	0.330%	8/6/10 (4)	12,460	12,460
				171,219
South Dakota (0.5%)
South Dakota Conservancy Dist. BAN	2.000%	9/10/10	27,500	27,543
South Dakota Health & Educ. Fac. Auth. Rev.
(Avera Health) VRDO	0.230%	8/6/10 LOC	38,700	38,700
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	0.290%	8/6/10 LOC	15,000	15,000
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	0.290%	8/6/10 LOC	11,005	11,005
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. VRDO	0.230%	8/6/10	4,900	4,900
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. VRDO	0.280%	8/6/10	4,500	4,500
				101,648

Tennessee (3.4%)
Blount County & Aloca & Maryville TN Ind. Dev.
Board VRDO	0.260%	8/6/10 LOC	5,000	5,000
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.260%	8/6/10 LOC	14,860	14,860
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.260%	8/6/10	21,400	21,400
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.260%	8/6/10 LOC	5,650	5,650
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.260%	8/6/10 LOC	4,000	4,000
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.270%	8/6/10 LOC	17,635	17,635
Blount County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.270%	8/6/10 LOC	10,975	10,975
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	0.330%	8/6/10 LOC	17,595	17,595
Jackson TN Energy Auth. Water System Rev.
VRDO	0.260%	8/6/10 LOC	8,340	8,340
Jackson TN Energy Auth. Water System Rev.
VRDO	0.360%	8/6/10 LOC	9,000	9,000
1 Knoxville TN Waste Water System Rev. TOB
VRDO	0.330%	8/6/10	16,410	16,410
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Belmont Univ.) VRDO	0.260%	8/6/10 LOC	12,700	12,700
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Lipscomb Univ.) VRDO	0.260%	8/6/10 LOC	14,700	14,700
1 Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) TOB
VRDO	0.280%	8/6/10	10,060	10,060
1 Rutherford County TN Health & Educ. Fac.
Board Rev. (Ascension Health Senior Credit
Group) TOB VRDO	0.280%	8/6/10	5,000	5,000
Sevier County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.260%	8/6/10	24,800	24,800
Sevier County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.260%	8/6/10 LOC	4,900	4,900
Sevier County TN Public Building Auth. (Local
Govt. Public Improvement Bonds) VRDO	0.350%	8/6/10 LOC	13,100	13,100
Shelby County TN GO VRDO	0.240%	8/6/10	70,000	70,000
Shelby County TN GO VRDO	0.280%	8/6/10	8,500	8,500
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (Methodist Le Bonheur) VRDO	0.250%	8/6/10 (12)	110,000	110,000
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (Methodist Le Bonheur) VRDO	0.260%	8/6/10 (12)	75,000	75,000
Tennessee GO CP	0.350%	10/7/10	29,935	29,935
Tennessee GO CP	0.350%	10/7/10	18,750	18,750
1 Tennessee Housing Dev. Agency TOB VRDO	0.340%	8/6/10	8,155	8,155
Tennessee Local Dev. Auth. BAN	2.000%	6/24/11	28,060	28,448
Tennessee School Board Auth. Higher Educ.
Fac. CP	0.280%	8/17/10	5,000	5,000
Tennessee School Board Auth. Higher Educ.
Fac. CP	0.340%	8/19/10	15,000	15,000
Tennessee School Board Auth. Higher Educ.
Fac. CP	0.280%	9/7/10	10,000	10,000

Tennessee School Board Auth. Higher Educ.
Fac. CP	0.320%	9/17/10	16,500	16,500
1 Tennessee State School Bond Auth. TOB
VRDO	0.280%	8/6/10	13,020	13,020
				624,433
Texas (14.2%)
Arlington TX Independent School Dist. GO	2.000%	2/15/11	7,820	7,890
1 Austin TX Independent School Dist. TOB VRDO	0.280%	8/6/10	4,500	4,500
1 Austin TX Rev. TOB VRDO	0.260%	8/6/10 (13)	18,245	18,245
1 Austin TX Rev. TOB VRDO	0.260%	8/6/10 (13)	10,000	10,000
Austin TX Water & Wastewater System Rev.	5.125%	5/15/11 (Prere.)	10,100	10,475
1 Austin TX Water & Wastewater System Rev.
TOB VRDO	0.280%	8/6/10 LOC	16,825	16,825
1 Austin TX Water & Wastewater System Rev.
TOB VRDO	0.290%	8/6/10 (13)	5,635	5,635
1 Beaumont TX Independent School Dist. School
Building TOB VRDO	0.300%	8/6/10	3,350	3,350
1 Bexar County TX Combined Flood Control TOB
VRDO	0.260%	8/6/10	28,515	28,515
1 Board of Regents of the Univ. of Texas Rev.
Financing System TOB VRDO	0.280%	8/6/10	6,600	6,600
1 Board of Regents of the Univ. of Texas System
Rev. TOB VRDO	0.270%	8/6/10	5,100	5,100
1 Comal TX Independent School Dist. TOB VRDO	0.280%	8/6/10 LOC	10,335	10,335
1 Conroe TX Independent School Dist. TOB
VRDO	0.280%	8/6/10	2,760	2,760
1 Dallas TX Area Rapid Transit TOB VRDO	0.270%	8/6/10 LOC	9,790	9,790
1 Dallas TX Independent School Dist. GO TOB
VRDO	0.260%	8/6/10	14,720	14,720
1 Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	0.350%	8/6/10 (4)	7,500	7,500
1 Denton TX Independent School Dist. TOB
VRDO	0.280%	8/6/10	6,945	6,945
1 Denton TX Independent School Dist. TOB
VRDO	0.280%	8/6/10	3,695	3,695
1 Denton TX Independent School Dist. TOB
VRDO	0.300%	8/6/10	10,570	10,570
Denton TX Independent School Dist. VRDO	0.280%	8/6/10	18,305	18,305
1 Edinburg TX Consolidated Independant School
Dist. COP TOB VRDO	0.260%	8/6/10	12,030	12,030
1 Fort Bend TX Independent School Dist. GO TOB
VRDO	0.260%	8/6/10	5,000	5,000
1 Fort Bend TX Independent School Dist. GO TOB
VRDO	0.260%	8/6/10	8,240	8,240
1 Fort Worth TX Water & Sewer Rev. TOB VRDO	0.300%	8/6/10	37,720	37,720
1 Frisco TX TOB VRDO	0.290%	8/6/10 (4)	5,355	5,355
1 Galveston County TX GO TOB VRDO	0.270%	8/6/10	9,205	9,205
1 Grand Prairie TX Independent School Dist. TOB
VRDO	0.290%	8/6/10	7,185	7,185
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.) CP	0.340%	9/8/10	50,000	50,000
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Methodist Hosp.) CP	0.450%	1/11/11	27,500	27,500
1 Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (TECO Project) TOB VRDO	0.260%	8/6/10	8,755	8,755

1 Harris County TX Flood Control Dist. TOB
VRDO	0.280%	8/6/10 (4)	4,510	4,510
Harris County TX GO CP	0.300%	8/6/10	3,500	3,500
Harris County TX GO CP	0.310%	8/6/10	6,600	6,600
Harris County TX GO CP	0.310%	8/6/10	49,685	49,685
Harris County TX GO CP	0.260%	8/9/10	38,555	38,555
Harris County TX GO CP	0.350%	8/10/10	14,100	14,100
Harris County TX GO CP	0.350%	8/10/10	3,500	3,500
Harris County TX GO CP	0.350%	8/13/10	3,000	3,000
1 Harris County TX GO TOB VRDO	0.260%	8/6/10 (4)	15,945	15,945
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College Medicine) VRDO	0.270%	8/6/10 LOC	4,300	4,300
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Baylor College of Medicine) VRDO	0.250%	8/2/10 LOC	11,435	11,435
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO	0.300%	8/6/10	25,000	25,000
1 Harris County TX Health Fac. Dev. Corp. Rev.
TOB VRDO	0.270%	8/2/10 (ETM)	8,000	8,000
Harris County TX Metro. Transit Auth. Rev. CP	0.320%	8/11/10	13,250	13,250
Harris County TX Sales & Use Tax CP	0.320%	8/5/10	23,500	23,500
Harris County TX TAN	1.500%	2/28/11	50,000	50,334
Harris County TX TAN	2.000%	2/28/11	100,000	100,958
1 Harris County TX Toll Road Rev. TOB VRDO	0.290%	8/6/10 (13)	5,200	5,200
1 Houston TX Airport System Rev. TOB VRDO	0.280%	8/6/10	12,000	12,000
Houston TX Combined Util. System CP	0.300%	8/11/10	8,000	8,000
Houston TX Combined Util. System CP	0.300%	9/15/10 LOC	7,000	7,000
Houston TX Combined Util. System CP	0.300%	10/14/10 LOC	10,000	10,000
1 Houston TX Community College TOB VRDO	0.300%	8/6/10 (4)	4,125	4,125
Houston TX CP	0.350%	10/7/10	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice
Univ.) CP	0.280%	8/19/10	2,750	2,750
Houston TX Higher Educ. Finance Corp. (Rice
Univ.) CP	0.280%	9/9/10	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice
Univ.) VRDO	0.250%	8/6/10	18,580	18,580
Houston TX Higher Educ. Finance Corp. (Rice
Univ.) VRDO	0.260%	8/6/10	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice
Univ.) VRDO	0.280%	8/6/10	23,750	23,750
1 Houston TX Higher Educ. Finance Corp. Rev.
TOB VRDO	0.260%	8/6/10	22,155	22,155
1 Houston TX Higher Educ. Finance Corp. Rev.
TOB VRDO	0.280%	8/6/10	8,515	8,515
1 Houston TX Independent School Dist. GO TOB
VRDO	0.280%	8/6/10 LOC	17,090	17,090
Houston TX TRAN	2.000%	6/30/11	50,000	50,722
1 Houston TX Util. System Rev. TOB VRDO	0.250%	8/6/10 LOC	10,265	10,265
1 Houston TX Util. System Rev. TOB VRDO	0.280%	8/6/10 LOC	45,000	45,000
1 Houston TX Util. System Rev. TOB VRDO	0.280%	8/6/10 LOC	9,000	9,000
1 Katy TX Independent School Dist. GO TOB
VRDO	0.280%	8/6/10	5,730	5,730
1 Leander TX Independent School Dist. GO TOB
VRDO	0.260%	8/6/10	15,400	15,400
1 Lone Star College System TexasTOB VRDO	0.280%	8/6/10	15,460	15,460
Lubbock TX Independent School Dist. VRDO	0.290%	8/6/10	14,800	14,800

Mansfield TX Independent School Dist.	5.250%	2/15/11 (Prere.)	1,715	1,760
1 Mansfield TX Independent School Dist. TOB
VRDO	0.280%	8/6/10	7,960	7,960
McAllen TX GO	2.000%	2/15/11	2,170	2,188
1 McKinney TX ISD TOB VRDO	0.280%	8/6/10 LOC	10,255	10,255
Mesquite TX Independent School Dist. GO PUT	0.350%	8/12/10	25,255	25,255
North Central Texas Health Fac. Dev. Corp.
(Baylor) VRDO	0.280%	8/6/10 (4)	8,875	8,875
1 North East TX Independent School Dist. GO
TOB VRDO	0.280%	8/6/10 LOC	5,000	5,000
1 North East TX Independent School Dist. GO
TOB VRDO	0.280%	8/6/10	2,355	2,355
1 North East TX Independent School Dist. GO
TOB VRDO	0.290%	8/6/10	26,805	26,805
1 North Texas Health Fac. Dev. Corp. (United
Regional Health Care System) TOB VRDO	0.280%	8/6/10 LOC	13,255	13,255
North Texas Higher Educ. Auth. Student Loan
VRDO	0.300%	8/6/10 LOC	31,840	31,840
1 North Texas Muni. Water Dist. Texas Water
System Rev. TOB VRDO	0.330%	8/6/10	3,810	3,810
1 North Texas Tollway Auth. Capital Appreciation
System TOB VRDO	0.300%	8/6/10 LOC	13,590	13,590
1 Northside TX Independent School Dist. GO TOB
VRDO	0.260%	8/6/10	17,315	17,315
1 Northside TX Independent School Dist. GO TOB
VRDO	0.280%	8/6/10	14,495	14,495
Northwest Texas Independent School Dist. GO
VRDO	0.270%	8/6/10	8,170	8,170
Pasadena TX Independent School Dist. VRDO	0.260%	8/6/10	19,300	19,300
Pasadena TX Independent School Dist. VRDO	0.310%	8/6/10 (4)	40,975	40,975
1 Pearland TX GO TOB VRDO	0.270%	8/6/10 LOC	10,200	10,200
1 Pearland TX Independent School Dist. TOB
VRDO	0.280%	8/6/10	9,000	9,000
1 Plano TX Independent School Dist. TOB VRDO	0.260%	8/6/10	14,055	14,055
1 Rice Univ. TX TOB VRDO	0.280%	8/6/10	6,665	6,665
1 Rice Univ. TX TOB VRDO	0.290%	8/6/10	4,000	4,000
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.270%	8/6/10	10,680	10,680
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	6,165	6,165
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	5,095	5,095
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	3,200	3,200
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	7,665	7,665
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	9,265	9,265
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	8/6/10	5,000	5,000
San Antonio TX Electric & Gas Rev. VRDO	0.290%	8/6/10	46,900	46,900
San Antonio TX GO	3.000%	2/1/11	8,490	8,603
San Antonio TX Hotel Occupancy Tax Rev.
VRDO	0.250%	8/6/10 LOC	6,750	6,750
1 San Antonio TX Water Rev. TOB VRDO	0.280%	8/6/10 LOC	11,155	11,155
1 San Antonio TX Water Rev. TOB VRDO	0.290%	8/6/10 (4)	10,000	10,000
1 Sheldon TX Independent School Dist. TOB
VRDO	0.310%	8/6/10	5,200	5,200
Southlake TX GO	3.000%	2/15/11	4,590	4,651
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.) VRDO	0.270%	8/6/10	19,000	19,000

Tarrant County TX Cultural Educ. Fac. Finance
Corp. Hosp. Rev. (Valley Baptist Medical
Center-Brownsville Project) VRDO	0.270%	8/6/10 LOC	15,000	15,000
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources) VRDO	0.240%	8/6/10	11,960	11,960
Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. (Texas Health Resources) VRDO	0.280%	8/6/10	6,500	6,500
1 Tarrant County TX Cultural Educ. Fac. Finance
Corp. Rev. VRDO	0.250%	8/6/10 LOC	10,000	10,000
1 Tarrant County TX Cultural Educ. Fac. Finance
Corp. Texas Health Resources System Rev.
TOB VRDO	0.280%	8/6/10	10,435	10,435
Tarrant County TX Health Fac. Dev. Corp. Hosp.
Rev. (Cook Children's Medical Center) VRDO	0.230%	8/6/10	56,615	56,615
1 Texas A & M Univ. System Rev. TOB VRDO	0.280%	8/6/10	4,965	4,965
1 Texas Dept. of Housing & Community Affairs
Single Family Rev. TOB VRDO	0.340%	8/6/10	6,290	6,290
1 Texas Dept. of Housing & Community Affairs
Single Family Rev. TOB VRDO	0.350%	8/6/10 (7)	5,375	5,375
Texas Dept. of Housing & Community Affairs
Single Family Rev. VRDO	0.280%	8/6/10	35,320	35,320
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	0.280%	8/6/10	35,000	35,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	0.280%	8/6/10	36,000	36,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	0.280%	8/6/10	46,000	46,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	0.280%	8/6/10	77,290	77,290
Texas Dept. of Transp. State Highway Fund
Rev. CP	0.340%	9/9/10	65,000	65,000
Texas GO	5.000%	10/1/10	2,000	2,016
1 Texas GO TOB VRDO	0.280%	8/6/10	7,570	7,570
1 Texas GO TOB VRDO	0.280%	8/6/10	7,500	7,500
1 Texas GO TOB VRDO	0.280%	8/6/10	21,560	21,560
1 Texas GO TOB VRDO	0.280%	8/6/10	17,370	17,370
1 Texas GO TOB VRDO	0.290%	8/6/10	4,205	4,205
1 Texas GO TOB VRDO	0.330%	8/6/10	17,795	17,795
Texas Public Finance Auth. Rev. CP	0.300%	9/17/10	25,000	25,000
Texas Small Business Industrial Dev. Corp.
(Texas Public Fac. Capital Access) VRDO	0.280%	8/6/10 LOC	34,950	34,950
1 Texas State Transp. Comm. TOB VRDO	0.270%	8/6/10	20,770	20,770
1 Texas State Transp. Comm. TOB VRDO	0.280%	8/6/10	14,035	14,035
1 Texas State Univ. Student Loan GO TOB VRDO	0.330%	8/6/10	20,065	20,065
Texas TRAN	2.500%	8/31/10	304,000	304,512
1 Texas Transp. Comm. Mobility Fund GO TOB
VRDO	0.260%	8/6/10	21,925	21,925
1 Texas Transp. Comm. Mobility Fund GO TOB
VRDO	0.280%	8/6/10	11,700	11,700
1 Texas Transp. Comm. Mobility Fund TOB
VRDO	0.280%	8/6/10	7,000	7,000
1 Texas Transp. Comm. Mobility Fund TOB
VRDO	0.280%	8/6/10	4,000	4,000
Texas Transp. Comm. Mobility Fund VRDO	0.250%	8/6/10	25,130	25,130
1 Texas Transp. Comm. Rev. TOB VRDO	0.280%	8/6/10	7,500	7,500

1 Travis County TX GO TOB VRDO	0.280%	8/6/10	11,050	11,050
1 Travis County TX GO TOB VRDO	0.290%	8/6/10	8,820	8,820
Trinity River Auth. TX Solid Waste Disposal Rev.
VRDO	0.320%	8/6/10 LOC	5,430	5,430
1 Univ. of Houston TX Rev. TOB VRDO	0.260%	8/6/10	7,600	7,600
1 Univ. of Texas Permanent Univ. Fund Rev. TOB
VRDO	0.270%	8/6/10	6,560	6,560
1 Univ. of Texas Permanent Univ. Fund Rev. TOB
VRDO	0.280%	8/6/10	3,555	3,555
1 Univ. of Texas Permanent Univ. Fund Rev. TOB
VRDO	0.280%	8/6/10	5,970	5,970
1 Univ. of Texas Rev. TOB VRDO	0.260%	8/6/10	33,215	33,215
1 Waco TX Educ. Finance Corp. (Baylor Univ.)
TOB VRDO	0.260%	8/6/10	9,855	9,855
				2,629,319
Utah (0.9%)
Emery County UT PCR (Pacificorp) VRDO	0.250%	8/6/10 LOC	10,000	10,000
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.250%	8/2/10	6,600	6,600
Salt Lake Valley Fire Service Area Utah TRAN	1.000%	12/31/10	9,100	9,122
1 South Valley Sewer Dist. Utah Sewer Rev. TOB
VRDO	0.260%	8/6/10 (13)	6,160	6,160
1 Utah Housing Corp. Single Family Mortgage
Rev. TOB VRDO	0.760%	8/6/10	1,910	1,910
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.340%	8/6/10 LOC	14,715	14,715
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.340%	8/6/10	12,250	12,250
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.340%	8/6/10 LOC	9,565	9,565
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.340%	8/6/10	13,985	13,985
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.340%	8/6/10	16,450	16,450
Utah Housing Finance Auth. (Single Family
Mortgage) VRDO	0.340%	8/6/10	6,000	6,000
Utah Housing Finance Auth. (Single Family
Mortgage) VRDO	0.340%	8/6/10 LOC	5,605	5,605
Utah Housing Finance Auth. (Single Family
Mortgage) VRDO	0.340%	8/6/10 LOC	4,500	4,500
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.260%	8/6/10 (4)	28,835	28,835
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.270%	8/6/10	11,425	11,425
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.280%	8/6/10	5,000	5,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.290%	8/6/10 (4)	10,690	10,690
				172,812
Vermont (0.2%)
Vermont Educ. & Health Building Finance
Agency Rev. PUT	0.500%	11/1/10	4,350	4,350
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) PUT	0.500%	11/1/10	5,300	5,300
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) PUT	0.480%	5/2/11	5,280	5,280
Vermont Educ. & Health Buildings Finance
Agency Rev. (Fletcher Allen Health) VRDO	0.200%	8/6/10 LOC	9,120	9,120

1 Vermont Housing Finance Agency Single Family
TOB VRDO	0.330%	8/6/10 (4)	4,440	4,440
				28,490
Virginia (1.9%)
Albemarle County VA Econ. Dev. Auth. Hosp.
Rev. (Martha Jefferson Hosp.) VRDO	0.250%	8/6/10 LOC	6,000	6,000
Alexandria VA IDA Rev. (Institute for Defense
Analyses Project) VRDO	0.270%	8/6/10 LOC	2,045	2,045
Capital Beltway Funding Corp. VA Toll Rev.
VRDO	0.250%	8/6/10 LOC	15,000	15,000
Capital Region Airport Comm. VA Passenger
Fac. Charge Rev. VRDO	0.320%	8/6/10 LOC	15,825	15,825
Charlottesville VA IDA Fac. (Univ. Virginia
Foundation Projects) VRDO	0.250%	8/6/10 LOC	1,515	1,515
Clarke County VA IDA Hosp. Fac. Rev.
(Winchester Medical Center Inc.) VRDO	0.300%	8/6/10 (4)	27,750	27,750
Fairfax County VA IDA Hosp. Rev. (Inova Health
System Hosp. Project) VRDO	0.220%	8/6/10	19,300	19,300
Fairfax County VA IDA Rev. (Fairfax Hosp.
System, Inc.) VRDO	0.260%	8/6/10	6,430	6,430
1 Hampton VA Roads Sanitation Dist Wastewater
Rev. TOB VRDO	0.270%	8/6/10	19,240	19,240
Hanover County VA Econ. Dev. Auth. Rev. (Bon
Secours Health) VRDO	0.200%	8/6/10 LOC	6,800	6,800
1 Newport News VA TOB VRDO	0.280%	8/6/10	10,775	10,775
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev.
(Sentara Healthcare) PUT	0.480%	5/13/11	31,000	31,000
Norfolk VA GO VRDO	0.260%	8/6/10	13,230	13,230
Peninsula Ports Auth. Virginia Health System
Rev. (Riverside Health System Project) VRDO	0.300%	8/6/10	31,280	31,280
1 Richmond VA Public Util. Rev. TOB VRDO	0.290%	8/6/10 (4)	4,875	4,875
Stafford County VA Ind. Dev. Auth. Rev.
(VML/VACo Commonwealth Loan Program)
VRDO	0.270%	8/6/10 LOC	5,945	5,945
1 Univ. of Virginia TOB VRDO	0.270%	8/6/10	7,530	7,530
1 Univ. of Virginia TOB VRDO	0.280%	8/6/10	3,300	3,300
1 Univ. of Virginia TOB VRDO	0.280%	8/6/10	12,000	12,000
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College)	3.000%	2/1/11	7,025	7,119
Virginia College Building Auth. Educ. Fac. Rev.
(Univ. Richmond Project) PUT	0.350%	2/1/11	8,200	8,200
Virginia College Building Auth. Educ. Fac. Rev.
(Univ. Richmond Project) PUT	0.400%	3/1/11	15,000	15,000
1 Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ. Financing Program TOB
VRDO	0.270%	8/6/10	12,350	12,350
1 Virginia College Building Auth. Educ. Fac. Rev.
TOB VRDO	0.280%	8/6/10	4,040	4,040
Virginia Commonwealth Transp. Board Federal
Highway Rev.	2.500%	5/15/11	13,360	13,581
1 Virginia Housing Dev. Auth. Rev.
Commonwealth Mortgage TOB VRDO	0.330%	8/6/10	2,700	2,700
1 Virginia Housing Dev. Auth. Rev.
Commonwealth Mortgage TOB VRDO	0.330%	8/6/10	6,600	6,600
1 Virginia Housing Dev. Auth. Rev. TOB VRDO	0.330%	8/6/10	13,735	13,735

Virginia Public Building Auth. Public Fac. Rev.	5.500%	8/1/10 (Prere.)	2,000	2,000
Virginia Public School Auth. Rev.	5.000%	8/1/10 (Prere.)	3,500	3,535
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,000	2,000
1 Virginia Public School Auth. TOB VRDO	0.260%	8/6/10	9,235	9,235
1 Virginia Resources Auth. Clean Water Rev. TOB
VRDO	0.270%	8/6/10	5,000	5,000
				344,935
Washington (3.4%)
1 Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	0.270%	8/6/10	6,200	6,200
1 Chelan County WA Public Util. Dist.
(Conservation Rev.) TOB VRDO	0.430%	8/6/10	9,970	9,970
Chelan County WA Public Util. Dist. VRDO	0.290%	8/6/10	45,545	45,545
Everett WA Ind. Dev. Corp. (Kimberly-Clark
Corp.) VRDO	0.320%	8/6/10	6,400	6,400
1 Grant County WA Public Util. Dist. (Wanapum
Hydoelectric Dev. Rev.) TOB VRDO	0.270%	8/2/10 LOC	5,345	5,345
1 King County WA Sewer Rev. TOB VRDO	0.260%	8/6/10 (4)	14,920	14,920
1 King County WA Sewer Rev. TOB VRDO	0.280%	8/6/10 LOC	7,605	7,605
1 King County WA Sewer Rev. TOB VRDO	0.290%	8/6/10	5,650	5,650
Port of Seattle WA Rev.	5.625%	8/1/10 (Prere.)	7,735	7,735
1 Port of Seattle WA Rev. TOB VRDO	0.330%	8/6/10 (4)	13,940	13,940
1 Port of Seattle WA Rev. TOB VRDO	0.340%	8/6/10 (4)	25,830	25,830
1 Port of Seattle WA Rev. TOB VRDO	0.430%	8/6/10	7,400	7,400
Port of Seattle WA Rev. VRDO	0.310%	8/6/10 LOC	70,630	70,630
1 Seattle WA Drain & Wastewater Rev. TOB
VRDO	0.270%	8/6/10	9,815	9,815
1 Seattle WA Drain & Wastewater Rev. TOB
VRDO	0.280%	8/6/10 (4)	11,200	11,200
1 Seattle WA Water System Rev. TOB VRDO	0.280%	8/6/10 LOC	12,785	12,785
Tacoma WA Housing Auth. Rev. (Sunset
Apartment Projects) VRDO	0.320%	8/6/10 LOC	12,250	12,250
1 Tes Proporties WA TOB VRDO	0.280%	8/6/10	10,120	10,120
Washington Econ. Dev. Finance Auth. Econ.
Dev. Rev. (Puget Sound Blood Center) VRDO	0.250%	8/6/10 LOC	7,215	7,215
Washington GO	2.000%	8/1/10	4,725	4,725
1 Washington GO TOB VRDO	0.270%	8/6/10 LOC	11,085	11,085
1 Washington GO TOB VRDO	0.280%	8/6/10	12,120	12,120
1 Washington GO TOB VRDO	0.280%	8/6/10 (4)	6,740	6,740
1 Washington GO TOB VRDO	0.280%	8/6/10 (4)	7,995	7,995
1 Washington GO TOB VRDO	0.280%	8/6/10	9,285	9,285
1 Washington GO TOB VRDO	0.280%	8/6/10	10,000	10,000
1 Washington GO TOB VRDO	0.280%	8/6/10 LOC	8,655	8,655
1 Washington GO TOB VRDO	0.280%	8/6/10	8,325	8,325
1 Washington Health Care Fac. Auth. (Catholic
Health Initiatives) TOB VRDO	0.280%	8/6/10	7,505	7,505
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.240%	8/6/10 LOC	18,000	18,000
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.240%	8/6/10 LOC	10,575	10,575
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.240%	8/6/10 (4)	34,845	34,845
1 Washington Health Care Fac. Auth. (Providence
Health) TOB VRDO	0.290%	8/6/10 (4)	12,475	12,475

1 Washington Health Care Fac. Auth. (Providence
Health) TOB VRDO	0.290%	8/6/10 (4)	8,610	8,610
1 Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.290%	8/6/10 LOC	18,470	18,470
Washington Higher Educ. Fac. Auth. (Bastyr
Univ. Project) VRDO	0.220%	8/6/10 LOC	9,740	9,740
Washington Housing Finance Comm. Multi
Family Housing Rev. (Deer Run West Apts)
VRDO	0.300%	8/6/10 LOC	5,200	5,200
Washington Housing Finance Comm. Multi
Family Housing Rev. (New Haven
Apartments) VRDO	0.240%	8/6/10	4,000	4,000
Washington Housing Finance Comm. Multi
Family Housing Rev. (Vintage Silverdale)
VRDO	0.290%	8/6/10 LOC	15,570	15,570
Washington Housing Finance Comm. Multi
Family Housing Rev. VRDO	0.300%	8/6/10 LOC	4,115	4,115
Washington Housing Finance Comm. Non-profit
Rev. (YMCA Pierce Kitsap) VRDO	0.250%	8/6/10 LOC	13,530	13,530
Washington Housing Finance Comm. VRDO	0.250%	8/6/10 LOC	7,000	7,000
1 Washington St. Health Care Fac. Auth. Rev.
(Peace Health) TOB VRDO	0.260%	8/6/10	19,995	19,995
1 Washington State GO TOB VRDO	0.270%	8/6/10	10,585	10,585
1 Washington State GO TOB VRDO	0.270%	8/6/10	15,295	15,295
1 Washington State GO TOB VRDO	0.280%	8/6/10 LOC	17,395	17,395
1 Washington State Health Care Fac. Auth. Rev.
(Seattle Childrens Hosp.) TOB VRDO	0.280%	8/6/10	9,995	9,995
1 Washington State Helath & Educ. Fac. Auth.
TOB VRDO	0.260%	8/6/10	10,800	10,800
				623,185
West Virginia (0.7%)
Brooke County WV Community Dev. Rev.
(Bethany College Project) VRDO	0.260%	8/6/10 LOC	4,050	4,050
West Virginia Econ. Dev. Auth. PCR (Ohio
Power) VRDO	0.200%	8/6/10 LOC	27,800	27,800
West Virginia Econ. Dev. Auth. PCR (Ohio
Power) VRDO	0.240%	8/6/10 LOC	24,670	24,670
West Virginia Econ. Dev. Auth. PCR (Ohio
Power) VRDO	0.260%	8/6/10 LOC	6,050	6,050
West Virginia Hosp. Finance Auth. Rev. (Cabell
Hosp.) VRDO	0.250%	8/6/10 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center) VRDO	0.240%	8/6/10 LOC	41,250	41,250
West Virginia Hosp. Finance Auth. Rev. (United
Health Systems) VRDO	0.250%	8/6/10 LOC	8,115	8,115
1 West Virginia Housing Dev. Rev. TOB VRDO	0.330%	8/6/10	4,440	4,440
				126,375
Wisconsin (2.9%)
Jefferson WI School Dist. BAN	1.800%	6/1/11	4,000	4,008
Madison WI Metro. School Dist.	2.000%	9/3/10	68,500	68,596
Milwaukee WI GO	2.500%	2/1/11	23,995	24,257
Milwaukee WI Redev. Auth. Redev. Lease Rev.
(Univ. Wisconsin Kenilworth Project) VRDO	0.280%	8/6/10 LOC	6,375	6,375

Milwaukee WI Redev. Auth. Rev. (Yankee Hill
Apartments) VRDO	0.250%	8/6/10 LOC	11,560	11,560
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
VRDO	0.240%	8/6/10 LOC	19,610	19,610
Wisconsin GO PUT	0.750%	11/12/10 LOC	7,790	7,790
1 Wisconsin GO TOB VRDO	0.270%	8/6/10	12,740	12,740
1 Wisconsin Health & Educ. Fac. Auth. Rev.
(Children's Hosp of Wisconsin, Inc.) TOB
VRDO	0.290%	8/6/10	5,250	5,250
Wisconsin Health & Educ. Fac. Auth. Rev.
(Concordia Univ.) VRDO	0.280%	8/6/10 LOC	3,935	3,935
Wisconsin Health & Educ. Fac. Auth. Rev.
(Felician Services Inc.) VRDO	0.270%	8/6/10 LOC	20,000	20,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Felician Services Inc.) VRDO	0.270%	8/6/10 LOC	11,275	11,275
Wisconsin Health & Educ. Fac. Auth. Rev.
(Froedtert & Community Health) VRDO	0.270%	8/6/10 LOC	13,000	13,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Gundersen Lutheran) VRDO	0.250%	8/6/10 LOC	7,500	7,500
Wisconsin Health & Educ. Fac. Auth. Rev.
(Medical College Wisconsin) VRDO	0.200%	8/6/10 LOC	36,700	36,700
Wisconsin Health & Educ. Fac. Auth. Rev.
(Mercy Alliance Inc.) VRDO	0.230%	8/6/10 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care) CP	0.270%	8/2/10 LOC	4,470	4,470
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ministry Health Care) CP	0.270%	8/10/10 LOC	25,530	25,530
Wisconsin Health & Educ. Fac. Auth. Rev. (St.
Norbert College Inc.) VRDO	0.300%	8/6/10 LOC	7,250	7,250
1 Wisconsin Health & Educ. Fac. Auth. Rev. TOB
VRDO	0.280%	8/6/10	6,150	6,150
1 Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	0.340%	8/6/10	5,175	5,175
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.260%	8/6/10 (4)	9,205	9,205
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.270%	8/6/10 LOC	16,435	16,435
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.320%	8/6/10	14,705	14,705
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.330%	8/6/10	34,000	34,000
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.330%	8/6/10	46,140	46,140
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.330%	8/6/10	46,400	46,400
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	0.340%	8/6/10	16,000	16,000
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	0.430%	8/6/10	10,110	10,110
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	0.430%	8/6/10	10,950	10,950
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	0.430%	8/6/10	5,175	5,175
Wisconsin Housing & Econ. Dev. Auth. Single
Family Rev. VRDO	0.430%	8/6/10	5,220	5,220

1 Wisconsin Public Power Inc. Rev. (Power
Supply System) TOB VRDO	0.270%	8/6/10 LOC	10,175	10,175
				535,686
Wyoming (0.4%)
Lincoln County WY PCR (Pacificorp Project)
VRDO	0.250%	8/6/10 LOC	11,250	11,250
Wyoming Community Dev. Auth. Housing Rev.
VRDO	0.320%	8/6/10 LOC	14,000	14,000
Wyoming Student Loan Corp. Rev. VRDO	0.310%	8/6/10 LOC	50,000	50,000
				75,250
Total Tax-Exempt Municipal Bonds (Cost $17,757,736)				17,757,736
			Shares
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
2 Vanguard Municipal Cash Management Fund
(Cost $742,289)	0.249%		742,289,202	742,289
Total Investments (99.6%) (Cost $18,500,025)				18,500,025
Other Assets and Liabilities-Net (0.4%)				73,272
Net Assets (100%)				18,573,297
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate value of these securities was $5,107,760,000, representing 27.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

Tax-Exempt Money Market Fund

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Tax-Exempt Money Market Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.